As filed with the Securities and Exchange Commission on April 29, 2020

Registration No. 333-187910

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 8	☒

and

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 319	☒

SEPARATE ACCOUNT VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8511

Brian Stallworth, Esquire

Transamerica Life Insurance Company

c/o Office of the General Counsel

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499

(Name and Address of Agent for Service)

Title of Securities Being Registered:     Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2020 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

TRANSAMERICA EXTRASM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Separate Account VA B

Supplement Dated May 1, 2020

to the

Prospectus dated May 1, 2020

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica EXTRASM Variable Annuity dated May 1, 2020

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica Income EliteSM II
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
Transamerica FreedomSM Variable Annuity	MEMBERS® FreedomSM Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica AxiomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Income EliteSM Variable Annuity	Transamerica InspireSM Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2020

(for Applications signed on or after May 1, 2020)

to the

Prospectus dated May 1, 2020

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are offering for the Retirement Income Max® rider as described in the Retirement Income Max® Rider Fees, Retirement Income Max® – Base Benefit – Withdrawal Percentage and the Retirement Income Max® – Base Benefit – Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2020 and June 30, 2020. The rider fee, growth and withdrawal percentages may be different than those listed below for applications signed after June 30, 2020. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

Single	Joint
1.50%	1.60%

GROWTH PERCENTAGE

6.50%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

1

WITHDRAWAL PERCENTAGE

Age at time of	Withdrawal Percentage -	Withdrawal Percentage -
first withdrawal	Single Life Option*	Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-79	5.00%	4.50%
≥ 80	5.50%	5.00%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days after the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company
Product Name	SEC File	Product Name	SEC File
	Number		Number
Transamerica Variable Annuity Series	333-185573	MEMBERS® Variable Annuity Series	333-185573

Partners Variable Annuity Series	333-185573	Transamerica Advisor EliteSM II	333-186031

Transamerica AxiomSM II	333-186029	Transamerica Income EliteSM II	333-186032

Transamerica PrincipiumSM III	333-186030	Transamerica Advisor EliteSM Variable	333-187915
Annuity
Transamerica LandmarkSM Variable	33-33085	MEMBERS® LandmarkSM Variable	33-33085
Annuity		Annuity
Transamerica FreedomSM Variable	33-56908	MEMBERS® FreedomSM Variable	33-56908
Annuity		Annuity
Transamerica ExtraSM Variable Annuity	333-187910	MEMBERS® ExtraSM Variable	333-187910
Annuity
Transamerica LibertySM Variable Annuity	333-187911	MEMBERS® LibertySM Variable	333-187911
Annuity
Transamerica AxiomSM Variable Annuity	333-187913	Transamerica PrincipiumSM II Variable	333-187912
Annuity
Income EliteSM Variable Annuity	333-187914	Transamerica InspireSM Variable	333-215598
Annuity
Transamerica Variable Annuity I-Share	333-186031

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

2

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series

Partners Variable Annuity Series	Transamerica Advisor EliteSM II

Transamerica AxiomSM II	Transamerica AxiomSM Variable Annuity

Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity

Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity

Transamerica FreedomSM Variable Annuity	MEMBERS® FreedomSM Variable Annuity

Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity

Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity

Transamerica PrincipiumSM II Variable Annuity	Transamerica InspireSM Variable Annuity

Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2020

(for Applications signed on or after May 1, 2020)

to the

Prospectus dated May 1, 2020

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 rider as described in the Retirement Income Choice® 1.6 Fees, Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit – Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2020 and June 30, 2020. The rider fee, growth and withdrawal percentages may be different than those listed below for applications signed after June 30, 2020. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEES

Rider Benefit	Single Life Option	Joint Life Option
Base Benefit Designated Allocation Group A	1.50%	1.60%
Base Benefit Designated Allocation Group B	1.50%	1.60%
Base Benefit Designated Allocation Group C	1.50%	1.60%
Death Benefit	0.40%	0.35%
Income Enhancement	0.30%	0.50%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

1

GROWTH PERCENTAGE

5.00%

WITHDRAWAL PERCENTAGE

Age at time of	Withdrawal Percentage -	Withdrawal Percentage -
first withdrawal	Single Life Option*	Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-79	5.00%	4.50%
≥ 80	5.50%	5.00%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company
Product Name	SEC File	Product Name	SEC File
	Number		Number
Transamerica Variable Annuity Series	333-185573	MEMBERS® Variable Annuity Series	333-185573
Partners Variable Annuity Series	333-185573	Transamerica Advisor EliteSM II	333-186031
Transamerica AxiomSM II	333-186029	Transamerica AxiomSM Variable	333-187913
Annuity
Transamerica PrincipiumSM III	333-186030	Transamerica Advisor EliteSM Variable	333-187915
Annuity
Transamerica LandmarkSM Variable	33-33085	MEMBERS® LandmarkSM Variable	33-33085
Annuity		Annuity
Transamerica FreedomSM Variable	33-56908	MEMBERS® FreedomSM Variable	33-56908
Annuity		Annuity
Transamerica ExtraSM Variable Annuity	333-187910	MEMBERS® ExtraSM Variable	333-187910
Annuity
Transamerica LibertySM Variable Annuity	333-187911	MEMBERS® LibertySM Variable	333-187911
Annuity
Transamerica PrincipiumSM II Variable	333-187912	Transamerica InspireSM Variable	333-215598
Annuity		Annuity
Transamerica Variable Annuity I-Share	333-186031

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2020.

Please read this Supplement carefully and retain it for future reference.

2

TRANSAMERICA EXTRASM VARIABLE ANNUITY
Issued Through
SEPARATE ACCOUNT VA B
By
TRANSAMERICA LIFE INSURANCE COMPANY
The Transamerica ExtraSM Variable Annuity is a flexible premium deferred annuity policy (the “policy”), which is no longer available for purchase by new policy owners. The policy offers many investment choices. You may invest in the separate account, which provides a means of investing in various underlying fund portfolios. You bear the entire investment risk for all amounts you invest in the subaccounts. You may also invest in a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You may choose any combination of these investment choices.
For each premium payment you make, the Company will add an additional amount to your policy value, referred to as a premium enhancement. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This prospectus and the underlying fund prospectuses give you important information about the policy and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.
If you would like more information about the Transamerica ExtraSM Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2020. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the policy can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at (800)-732-0330. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
We want to let you know that beginning January 1, 2021, we will no longer mail copies of shareholder reports for funds in your portfolio. This change is permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on our website. We’ll let you know by mail each time a report is posted. The notification will have a URL for accessing the report.
If you’ve already elected to receive documents from us electronically, you’re not affected by this change. You’re already receiving an email with a link to the reports so there’s nothing you need to do.
You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If you’d like this option, give us a call at the number on your account statement, Monday through Thursday 8 - 6:30, or Friday 8 - 5:30 ET.
Prospectus Date: May 1, 2020
Statement of Additional Information Date: May 1, 2020

The subaccounts currently available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3
TA 60/40 Allocation - Service Class	Transamerica 60/40 Allocation VP - Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP - Service Class
TA BlackRock Global Real Estate Securities - Service Class	Transamerica BlackRock Global Real Estate Securities VP - Service Class
TA BlackRock Government Money Market - Service Class	Transamerica BlackRock Government Money Market VP - Service Class
TA BlackRock iShares Edge 40- Service Class	Transamerica BlackRock iShares Edge 40 VP - Service Class
TA BlackRock iShares Edge 50 - Service Class	Transamerica BlackRock iShares Edge 50 VP - Service Class
TA BlackRock iShares Edge 75 - Service Class	Transamerica BlackRock iShares Edge 75 VP - Service Class
TA BlackRock iShares Edge 100 - Service Class	Transamerica BlackRock iShares Edge 100 VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA International Growth - Service Class	Transamerica International Growth VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA Levin Large Cap Value - Service Class	Transamerica Levin Large Cap Value VP - Service Class
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Morgan Stanley Global Allocation - Service Class	Transamerica Morgan Stanley Global Allocation VP - Service Class
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP - Service Class
TA MSCI EAFE Index - Service Class	Transamerica MSCI EAFE Index VP - Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA S&P 500 Index - Service Class	Transamerica S&P 500 Index VP - Service Class
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class

TABLE OF CONTENTS continued
v

GLOSSARY OF TERMS
Accumulation Unit - An accounting unit of measure used in calculating the Policy Value in the Separate Account before the Annuity Commencement Date. For more information on unit values, including how they are calculated after the Annuity Commencement Date, please see the Statement of Additional Information.
Adjusted Policy Value - The Policy Value increased or decreased by any Excess Interest Adjustment.
Administrative Office - Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation period to the income phase and we begin to make annuity payments to you (or your designee).
annuity commencement date—The date upon which annuity payments are to commence.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR— The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value—The adjusted policy value less any applicable surrender charge.
excess interest adjustment—A positive or negative adjustment to amounts paid out or transferred from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon withdrawals, surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
fixed account—One or more investment options under the policy that are part of the Company's general assets and are not in the separate account.
Free Amount—The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® rider and the Retirement Income Choice® 1.6 rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross withdrawals (withdrawals plus or minus excess interest adjustments plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.

subaccount— A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each business day.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions or any other means acceptable to the Company. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

SUMMARY
The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.
THE ANNUITY POLICY
The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.
This policy currently offers subaccounts that are listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.
The fixed account offers an interest rate that the Company guarantees.
The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.
PURCHASE
The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. However, we do not offer this policy for sale to new policy owners. You can generally add as little as $50 at any time during the accumulation phase.
INVESTMENT CHOICES
You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix–Portfolios Associated with the Subaccounts” section in this prospectus and described in the underlying fund portfolio prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.
You can also allocate your premium payments to the fixed account.
We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year. Currently, we do not charge a transfer fee. We reserve the right to impose restrictions and limitations on transfers.
EXPENSES
Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.
We may deduct a surrender charge of up to 9% of premium payments surrendered within nine years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.
Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount's value) that depends on the death benefit option that you select, as follows:
•	1.65% if you choose the Return of Premium Death Benefit
•	1.85% if you choose the Annual Step-Up Death Benefit
During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $100,000.
Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.
If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.
We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount's value) as follows:
•	0.30% if you choose the American Funds - Asset Allocation FundSM - Class 2
•	0.30% if you choose the American Funds - Bond FundSM - Class 2
•	0.30% if you choose the American Funds - Growth FundSM - Class 2
•	0.30% if you choose the American Funds - Growth-Income FundSM - Class 2
•	0.30% if you choose the American Funds - International FundSM - Class 2
•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the State Street Total Return V.I.S. Fund - Class 3
•	0.15% if you choose the Franklin Allocation VIP Fund - Class 4
•	0.15% if you choose the TA MSCI EAFE Index - Service Class
•	0.15% if you choose the TA S&P 500 Index - Service Class
If you elect the Additional Death DistributionSM (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.
If you elect the Additional Death Distribution+SM (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.
If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.
If you elect the Retirement Income Max® rider, there is an annual rider fee which is disclosed in a Rate Sheet Prospectus Supplement which may be amended by us from time to time.
If you elect the Retirement Income Choice® 1.6 rider, there is a rider fee which is disclosed in a Rate Sheet Prospectus Supplement which may be amended by us from time to time.
The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.
ACCESS TO YOUR MONEY
You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).
You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to surrender charges and/or excess interest adjustments. You may have to pay income tax and a tax penalty on any money you take out.
If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.
Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.
Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
ANNUITY PAYMENTS (THE INCOME PHASE)
The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.
DEATH BENEFIT
If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.
Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.
When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:
•	Annual Step-Up Death Benefit
Charges are lower if you do not choose an optional guaranteed minimum death benefit.
After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.
The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.
TAXES
Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.
ADDITIONAL FEATURES
This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.
These features include, but are not limited to, the following:
•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.
•	You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death DistributionSM” (“ADD”) and “Additional Death Distribution+SM” (“ADD+”). There is an extra charge for these riders.
•	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charges or excess interest adjustments. This feature is called the “Unemployment Waiver.”
•	You may generally make transfers and/or change the allocation of additional premium payments by telephone or other electronic means acceptable to the Company. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
•	You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Max® rider.” If you elect the Retirement Income Max® rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice® 1.6 rider.” If you elect the Retirement Income Choice® 1.6 rider, you must allocate 100% of your policy value in certain designated investment choices. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
OTHER INFORMATION
Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.
No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for transfer and inheritance tax purposes.
Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.
There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.
State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.
Old Policies. See “Appendix - Policy Variations” for information on how older policies have different features and requirements, and sometimes different fees and deductions.
Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2019) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.

INQUIRIES
If you need more information or want to make a transaction, please contact us at:
Transamerica Life Insurance Company
Administrative Office
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499
(800) 525-6205
You may check your policy at www.transamerica.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.
You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.

Annuity Policy FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that You will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that You will pay at the time that You buy the policy, surrender the policy, transfer Cash Value between investment options, or request special services. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(1)
Base Policy	9%
Transfer Fee(2)	$0-$10
Special Service Fee(3)	$0-$25
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge(4)	$0-$35 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.50%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.65%
Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Double Enhanced Death Benefit - No Longer Available	0.65%
Annual Step-Up Death Benefit	0.20%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.15%
Optional Death Benefit Riders: (You may only elect one of the optional riders listed below)
Additional Death DistributionSM (annual charge based on policy value)	0.25%
Additional Death Distribution+SM (annual charge based on policy value)	0.55%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the Guaranteed Lifetime Withdrawal Benefit optional riders listed below)(6)
Retirement Income Max® rider (annual charge - a % of withdrawal base):* (for riders issued on or after May 1, 2017)
Base Benefit	2.50%
Retirement Income Choice® 1.6 rider (annual charge - a % of withdrawal base):* (for riders issued on or after May 1, 2017)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%

Maximum
Additional Benefits available with the Retirement Income Choice® 1.6 rider: (for riders issued on or after May 1, 2017)
Death Benefit (Single Life Option)*	0.55%
Death Benefit (Joint Life Option)*	0.50%
Income EnhancementSM Benefit (Single Life Option)*	0.45%
Income EnhancementSM Benefit (Joint Life Option)*	0.65%
*The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-187910).
	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders(6): (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® rider (annual charge - a % of withdrawal base): (for riders issued December 12, 2011 to April 30, 2017)
Base Benefit	2.00%	1.25%
Retirement Income Choice® 1.6 rider (annual charge - a % of withdrawal base): (for riders issued May 1, 2014 to April 30, 2017)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 rider: (for riders issued May 1, 2014 to April 30, 2017)
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders(6): (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® rider (annual charge - a % of withdrawal base): (for riders issued before December 12, 2011)
Base Benefit	1.75%	1.00%
Retirement Income Choice® 1.6 rider (annual charge - a % of withdrawal base): (for riders issued before May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 rider: (for riders issued before May 1, 2014)
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%

Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available:
5 for LifeSM (annual charge - a % of Total Withdrawal Base)	1.35%
5 for LifeSM with Growth (with additional death benefit)	1.60%
5 for LifeSM with Growth (without additional death benefit)	1.35%

	Single	Joint
Income SelectSM for Life rider - Single and Joint Life Option (annual charge - a % of Total Withdrawal Base):
Base Benefit	1.15%	1.35%
Additional Benefits available with Income SelectSM for Life rider:
Growth Benefit	0.25%	0.50%
Death Benefit	0.25%	0.20%
Income EnhancementSM Benefit	0.10%	0.20%
Total Income SelectSM for Life Rider Fees with Highest Combination of Benefits	1.75%	2.25%

	Maximum	Current
Retirement Income Choice® rider - Single Life Option: (annual charge - a % of Withdrawal Base)
Base Benefit	2.10%	1.35%
Additional Benefits available with the Retirement Income Choice® rider:
Death Benefit	0.25%	0.25%
Income EnhancementSM Benefit	0.15%	0.15%
Total Retirement Income Choice® Rider Fees (Single Life) with Highest Combination of Benefits	2.50%	1.75%
Retirement Income Choice® rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® rider:
Death Benefit	0.20%	0.20%
Income EnhancementSM Benefit	0.30%	0.30%
Total Retirement Income Choice® Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%	2.15%
Retirement Income Choice® with Double Withdrawal Base Benefit rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Withdrawal Base Benefit rider:
Death Benefit	0.25%	0.25%
Income EnhancementSM Benefit	0.15%	0.15%
Total Retirement Income Choice® with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.80%	2.05%
Retirement Income Choice® with Double Withdrawal Base Benefit rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Withdrawal Base Benefit rider:
Death Benefit	0.20%	0.20%
Income EnhancementSM Benefit	0.30%	0.30%
Total Retirement Income Choice® with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%	2.15%
Retirement Income Choice® 1.4 rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.4 rider:
Death Benefit (Single Life Option)	0.40%	0.40%

	Maximum	Current
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	3.15%	2.40%
Retirement Income Choice® 1.2 rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option	2.30%	1.55%
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.2 rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%	2.40%
Income LinkSM rider (annual charge a - % of withdrawal base):
Base Benefit	2.00%	1.25%

Optional Guaranteed Minimum Income Benefit Riders - No Longer Available:
Family Income Protector	0.30%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%
(1) The current fee is 1.55% for policyowners who purchase the base benefit only with no additional benefits elected.
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2019 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)(7):
Lowest Gross	0.44%
Highest Gross	1.48%
Expense Examples(8):
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2019, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+SM rider and Retirement Income Choice® 1.6 rider - Joint Life with additional Death Benefit and Income EnhancementSM options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If the policy is surrendered at the end of the applicable time period:
1 Year	$1,589
3 Years	$2,985
5 Years	$4,405
10 Years	$8,058

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
1 Year	$ 779
3 Years	$2,355
5 Years	$3,955
10 Years	$8,058
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
1) Maximum Surrender Charge:
The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See EXPENSES.
2) Transfer Fee:
The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
3) Special Services Fees:
We may deduct a charge for special services, including overnight delivery and duplicate policies. We reserve the right to deduct a charge for special services in the future, including non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum special Service Fee shown above.
4) Annual Service Charge:
Annual Service Charge: The annual service charge is assessed per policy on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $100,000.
5) Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 1.25%
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds - International Fund - Class 2 (0.30%), AB Balanced Wealth Strategy Portfolio - Class B (0.20%), State Street Total Return V.I.S. Fund - Class 3 (0.20%), Franklin Allocation VIP Fund - Class 4 (0.15%), TA International Equity Index - Service Class (0.15%) and TA U.S. Equity Index - Service Class (0.15%).

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The Double Enhanced Death Benefit is not included in the total since it is no longer available. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
Optional Death Benefit Riders:
Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.
6) Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount and the rider fee. The withdrawal base on the rider date is the policy value. For riders issued prior to the date of this prospectus, the withdrawal percentage, growth percentage and fee information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal/Growth Percentages and Rider Fees”.
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
5 for LifeSM Rider, 5 for LifeSM with Growth Rider and Income SelectSM for Life rider - base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. The Withdrawal Base may be referred to as “Total Withdrawal Base” in your policy statement and other documents.
Income SelectSM for Life Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Income SelectSM for Life rider with one or more of the following options - Growth Option, Additional Death Payment Option, Joint Life Option, Income EnhancementSM Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income SelectSM for Life rider base benefit fee.
Retirement Income Choice® rider, Retirement Income Choice® with Double Withdrawal Base Benefit rider, Retirement Income Choice® 1.4 rider and Retirement Income Choice® 1.2 rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider and Retirement Income Choice® 1.2 Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income Choice® rider, Retirement Income Choice® with Double Withdrawal Benefit rider, Retirement Income Choice® 1.4 rider or Retirement Income Choice® 1.2 rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).

Current Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Maximum Total Income LinkSM Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Optional Guaranteed Minimum Income Benefit Riders - No Longer Available:
Family Income Protector: The annual rider fee is 0.30% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted.
Managed Annuity Program: The Managed Annuity Program fee is 0.45% of the minimum income base value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%.
Managed Annuity Program II: A rider fee, 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.
7) Total Portfolio Annual Operating Expenses:
Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
8) Expense Examples:
Expense Examples: The Examples don't reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Examples may be assessed during the income phase of the policy.

THE ANNUITY POLICY
This prospectus describes the Transamerica ExtraSM Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.
An annuity is a contract between you (the owner) and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of $50 or more until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.
The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
The Company will not issue a policy unless:
•	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	the Company receives in good order (at our Administrative Office) a minimum initial premium payment; and
•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies)
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application or premium payment.
Premium Payments
You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements
The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium payment must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you or your financial intermediary, if applicable, within five business days and explain why. We will also return your initial premium payment at that time unless you instruct us to hold it and credit it within two business days after your information is both complete and in good order.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.
There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.
Additional Premium Payments
You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50 . We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received in good order before the close of a regular business session of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment. Additional premium payments received in good order on non-business days or after our close of business on business days will receive next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order.
Maximum Total Premium Payments
For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments
When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program, (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. Regular trading on the New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not business days.

Premium Enhancement
An amount equal to the applicable percentage (as set forth below) of the initial premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features (such as certain death benefits or living benefits) or in the calculation of fees and charges that are based on premium payments made. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
The premium enhancement percentage is determined by the annuitant's age at the time of each premium payment. The percentage will decrease as the annuitant's attained age increases. The following schedule shows the current premium enhancement percentages:
Annuitant's Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%
These percentages are not guaranteed: As noted above, these percentages may change to as little as 0.25%.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.
There is no specific charge for the premium enhancement. Transamerica expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
Transamerica may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:
•	exercise of the right to cancel option;
•	exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement;
•	a death benefit is payable within one year from the time we apply the premium enhancement; or
•	annuitization within one year from the time we apply the premium enhancement.
In certain unusual circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off).
The Internal Revenue Code generally requires that interests in a qualified policy be non-forfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.
The premium enhancement may vary for certain policies and may not be available for all policies.
INVESTMENT OPTIONS
The Transamerica ExtraSM Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Note: If you received a summary prospectus for any of the underlying fund portfolios listed in “Appendix - Underlying Fund Portfolios Associated with the Subaccounts,” please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, volatility, hedgeability, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity product in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
If you elect a guaranteed lifetime withdrawal benefit rider, as discussed later in this prospectus, we require you to allocate your policy value to designated investment options. This requirement is intended to reduce the Company’s costs and risks associated with offering the rider, and we select which underlying fund portfolios to make available under the riders with these factors in mind. Certain designated investment options invest in fund portfolios with volatility control strategies, which could limit full participation in market gains and the growth of the riders. See the Investment Restrictions section below for information regarding the potential impact of volatility control strategies on the value of the guaranteed lifetime withdrawal benefit riders.
Designated investment options, including those that invest in fund portfolios with volatility control strategies, are also available to contract owners who do not elect a guaranteed lifetime withdrawal benefit rider. Although volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns, such strategies could limit your full participation in market gains and ability to maximize potential growth of your policy value.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies, in all states, or through all financial intermediary firms.

Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investment options. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio. To the extent required by applicable law, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and prior regulatory approval. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio or other investment vehicle. We may also close one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed, we will notify you and request a reallocation of the amounts invested in the closed subaccount. If we do not receive additional instructions, any subsequent premium payments or transfers (including dollar cost averaging transactions or asset rebalance programs transactions) into a closed or liquidated subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment options you have purchased accumulation units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
In addition, a subaccount could become no longer available due to the liquidation of its corresponding underlying fund portfolio. To the extent permitted by applicable law, upon advance notice to you and unless you otherwise instruct us, we will:
1)	Re-allocate any policy value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us; and
2)	Allocate any subsequent Purchase Payments and/or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) to the other subaccounts you have selected.
Static Allocation Models
A Static Allocation Model is an allocation strategy comprised of two or more underlying fund portfolios that together provide a unique allocation mix not available as a single underlying fund portfolio. Policy owners that elect a Static Allocation Model directly own subaccount units of the underlying fund portfolios that comprise a particular model. In other words, a Static Allocation Model is not a group of underlying fund portfolios with one accumulation/annuity unit value, but rather, direct investment in a certain allocation of subaccounts. There is no additional charge associated with investing in a Static Allocation Model.

Each of the Static Allocation Models is just that: static. The allocations or “split” between one or more subaccounts is not monitored and adjusted to reflect changing market conditions. However, a policy owner's investment in a Static Allocation Model will be rebalanced annually to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.
Only one Static Allocation Model may be elected at any one time. Additionally, the entire policy value must be allocated to the elected model.
You may request to transfer from one model to another, or transfer from a model to any other investment option. Each transfer into or out of a Static Allocation Model is considered one transfer.
The Fixed Account
Premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amount applied to an annuity payment option from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. Please see “Appendix – Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.
If you select the fixed account, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations.
Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, including transfers in connection with the Portfolio Allocation Method discussed later in this prospectus, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.

In general, each transfer from a subaccount must be at least $500, or the entire subaccount value if less than $500. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transfer requests received in good order on non-business days or after our close of business on business days will get next-day pricing. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method or Open Allocation Method may have to change their selected underlying fund portfolios. We will contact you in the event this occurs.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you are eligible to elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with the applicable riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial professional whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.
You can take a withdrawal of up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
The following schedule shows the surrender charges that apply during the nine years following payment of each premium payment:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	9%
1 – 2	8%
2 – 3	7%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
7 – 8	2%
8 – 9	1%
more than 9	0%
For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].
Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested withdrawal by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.
Surrender charges and excess interest adjustments are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
Keep in mind that withdrawals may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

Life with Emergency CashSM Surrender Charge
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:
Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of premium surrendered)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%
We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.
Note carefully the following three things about this surrender charge:
•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;
•	this surrender charge is a percentage of the premium; and
•	under this payment option, there is no surrender charge free amount.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the Fixed Account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the Fixed Account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an Annuity Payment Option. However, please note that a death benefit will not be reduced if the Excess Interest Adjustment results in a decrease in the Cash Value available to You. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical Excess Interest Adjustment calculation. The Excess Interest Adjustment plays a role in calculating the total interest credited to the Fixed Account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.

Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently we are not charging for transfers.
Service Charge
During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $100,000.
Initial Payment Guarantee
If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If You elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each Subaccount and for others it is deducted from each investment option in proportion to the amount of Policy Value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Underlying Fund Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with Your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including Your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue. These fees are paid from the underlying fund portfolios’ assets. Policy Owners, through their indirect investment in the underlying fund portfolios, bear the costs of 12b-1 fees (see the prospectuses for the underlying funds for more information).
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). However, amounts paid from an investment adviser’s or sub-adviser’s (or other service provider’s) revenues are not paid from the underlying portfolios’ assets. The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:
Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST (“TST”)	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.55%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.35%
MFS ® VARIABLE INSURANCE TRUST	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2019 we received approximately $223.8 million in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and sub-advisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2019, TCI and its affiliates received payments that totaled approximately $1,900,000.00. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • Allianz Global Investors •  American Century • Alliance Bernstein• American Funds • Amundi Pioneer Asset Management • Barrow, Hanley, Mewhinney & Strauss LLC • BlackRock Investment Management, LLC • Carillon Tower Advisers •  Charles Schwab Investment Management, LLC • Columbia Threadneedle Investments • Dimensional Fund Advisers •  Fidelity Investments • Franklin Templeton Investments• Hartford Funds •  Ivy Investments•  Janus Henderson Investors•  John Hancock Investments• JP Morgan Asset Management• Legg Mason Global Asset Management•  Levin Capital Strategies, LP• Lord Abbett & Co.•  Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Neuberger Berman • New York Life/Mainstay Investments • Pacific Investment Management Company • PGIM Investments• PineBridge Investments LLC • Principal Global Investors •  State Street Global Advisors• Systematic Financial Management • Thompson Siegel & Walmsley • T. Rowe Price Associates, Inc. • Torray, LLC• The Vanguard Group, Inc. • Virtus Investment Partners• Wellington Management Company LLP and Wells Fargo Asset Management .
Please note some of the aforementioned managers and/or sub-advisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by taking a withdrawal or surrender; or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender, you will receive your cash value.
If you want to take a withdrawal, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A withdrawal also may have a negative impact on certain other benefits and guarantees of your policy.

Withdrawals may be subject to a surrender charge. Withdrawals from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.
If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfer
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Government Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%,
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months; and
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	surrenders of cumulative interest credited;
•	Nursing Care and Terminal Condition Withdrawal Option surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	surrenders to satisfy any minimum distribution requirements; and
•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrender over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that contract owner's account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The earliest annuity commencement date is at least 30 days after you purchase your policy. Unless required by state law, the latest annuity commencement date cannot be after the date specified in your policy unless a later date is agreed to by us.
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If Your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment.
If Your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the Annuitant's lifetime. The last annuity payment will be the payment immediately before the Annuitant's death. If You choose this option and the Annuitant dies before the due date of the first annuity payment no payments will be made.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the Annuitant's lifetime or ten years.

•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the Annuitant's lifetime or until the total dollar amount of annuity payments we made to You equals the Annuitized amount (i.e., the Adjusted Policy Value less premium tax, if applicable).
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant's lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax adviser before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the Annuitant and a joint Annuitant of Your selection. Annuity payments will be made as long as either person is living. If You choose this option and both joint Annuitants die before the due date of the first annuity payment no payments will be made.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the Annuitant and joint Annuitant or ten years.
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax adviser before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.
Other Annuity Payment Options may be arranged by agreement with the Company. Some Annuity Payment Options may not be available for all policies, all ages or we may limit certain Annuity Payment Options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	You choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the Annuitant dies (or both joint Annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.

IF:
•	You choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
However, IF:
•	you choose Life with Emergency CashSM; and
•	the annuitant dies (if both joint annuitants die) before age 101;
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must Annuitize Your policy no later than the maximum Annuity Commencement Date specified in Your policy (earlier for certain distribution channels) or a later date if agreed to by us. If You do not elect an Annuity Payment Option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default Annuitization is a variable payout option, then annuity units will be purchased proportionally based off Your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon Annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
Please Note: If you annuitize before the maximum Annuity Commencement Date, the payments you receive under the Annuity Payment Options may be less than the guaranteed minimum payments you are entitled to under a GLWB rider (if elected). Please consult your financial professional about the advisability of Annuitization before the maximum commencement date and the Annuity Payment options available to You.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death.

When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the designated beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are not the annuitant; and
•	you die prior to the annuity commencement date.
Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death.
Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of the guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.
IF:
•	annuity payments are being made under the Life with Emergency CashSM; and
•	the annuitant dies before age 101 (or earlier, if a qualified policy);
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;

•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive the required information in good order at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment);
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit (discussed below), plus premium payments, less gross withdrawals, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization.
Guaranteed Minimum Death Benefit
The following generally applies, depending on the state of issue, to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.

Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; less
•	any adjusted partial withdrawals (please see “Appendix - Death Benefit”) as of the date of death.
This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
Double Enhanced Death Benefit - No Longer Available
The death benefit under this option is the greater of 1 or 2 below:
1.	The 6% Annually Compounding through age 80 Death Benefit, which is equal to:
•	the total premium payments; less
•	any adjusted partial withdrawals;
•	accumulated at an effective annual rate of 6% from each premium payment date and each surrender date to the earlier of the annuitant's date of death or the annuitant's 81st birthday.
2.	The Monthly Step-Up through age 80 Death Benefit, which is equal to:
•	the largest policy value on the policy date or on any monthly anniversary before the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any monthly anniversary with the largest policy value; minus
•	any adjusted partial withdrawals since the date of the monthly anniversary with the largest policy value.
This benefit is not available if the owner or annuitant is age 76 or older on the policy date and requires you to invest only in certain “designated investment options”. There is an extra charge for this death benefit of 0.65% annually.
Designated Investment Options. If you elected the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Double Enhanced Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available investment options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
The Double Enhanced Death Benefit was not available if a guaranteed lifetime withdrawal benefit was chosen.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. Once You elect a death benefit and your policy is issued, Your death benefit cannot be changed and You will not be impacted by a decision to discontinue offering any particular guaranteed minimum death benefit to new sales.
Adjusted Partial Withdrawal
When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the withdrawal * the current death proceeds prior to the withdrawal) / policy value prior to the withdrawal.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial withdrawal” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial withdrawal.

TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult Your own financial professional about Your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the Owner must generally include in income any increase in the Policy Value over the investment in the policy during each taxable year.
There are different rules as to how You will be taxed depending on how You take the money out and the type of policy-qualified or nonqualified.
If You purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, Your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions You can make to a qualified policy. Other restrictions may apply including terms of the plan in which You participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If You purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of Your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, You may be subject to current taxation if You assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with Owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The Separate Account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Separate Account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the Separate Account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the Separate Account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.

Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the Subaccounts. Each Separate Account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The Owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a Subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, Owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the Owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the Owner of a variable policy is to be treated as the Owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the Owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the Owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, Owners bear the risk that they will be treated as the Owner of Separate Account assets and taxed accordingly.
We believe that the Owner of a policy should not be treated as the Owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the policies from being treated as the Owners of the underlying Separate Account assets. Concerned Owners should consult their own financial professionals regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any Owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any Owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such Owner's death. If any Owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such Owner's date of death or (2) to (or for the benefit of) a designated beneficiary, over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary) and such distribution begin not later than 1 year after the date of the Owner’s death (also known as a “stretch” payout). The designated beneficiary must be an individual. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulations § 1.401(a)(9)-9, A-1. However, if upon such Owner's death the Owner's surviving spouse is the designated beneficiary of the policy, then the policy may be continued with the surviving spouse as the new Owner. If any Owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary Annuitant shall be treated as an Owner and any death or change of such primary Annuitant shall be treated as the death of an Owner.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an Owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Policy Value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an Owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the Policy Value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent financial professional. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a financial professional for more information on how this may impact Your policy.
Different Individual Owner and Annuitant
If the Owner and Annuitant on the policy are different individuals, there may be negative tax consequences to the Owner and/or beneficiaries under the policy if the Annuitant predeceases the Owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult Your legal counsel or financial professional if You are considering designating a different individual as the Annuitant on Your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of Annuity Commencement Date used in Your policy and the dates will be the same. However, in certain circumstances, Your annuity starting date and Annuity Commencement Date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure Your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a financial professional for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been Annuitized before that age or have other tax consequences. You should consult with a financial professional about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the Annuity Payment Option You select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments You receive will be includable in Your gross income.
In general, the excludable portion of each annuity payment You receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums You pay for the policy, reduced by any amounts You have previously received from the policy that are excludible from gross income.
If You select more than one Annuity Payment Option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent financial professional as to the potential tax effects of allocating amounts to any particular Annuity Payment Option.
If, after the annuity starting date, annuity payments stop because an Annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on Your tax return.
Taxation of Surrenders and Withdrawals - Nonqualified Policies
When You surrender Your policy, You are generally taxed on the amount that Your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums You pay for the policy, reduced by any amounts You have previously received from the policy that are excludible from gross income. Withdrawals are generally treated first as taxable income to the extent of the excess in the Policy Value over the “investment in the policy.” Distributions taken under the systematic payout option are treated for tax purposes as withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as withdrawals and surrenders. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.

If Your policy contains an Excess Interest Adjustment feature (also known as a market value adjustment), then Your Policy Value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive Excess Interest Adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of Excess Interest Adjustments, and You may want to discuss the potential tax consequences of an Excess Interest Adjustment with Your financial professional.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an Owner (or where the Owner is a non-natural person, an Annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the Owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a financial professional for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a Guaranteed Lifetime Withdrawal Benefit or a Guaranteed Minimum Accumulation Benefit the application of certain tax rules, particularly those rules relating to distributions from Your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the Guaranteed Lifetime Withdrawal Benefits) and the guaranteed future value (with respect to the Guaranteed Minimum Accumulation Benefit) could be taken into account to determine the Policy Value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a Guaranteed Lifetime Withdrawal Benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, You could be treated as in receipt of some amount of income attributable to the value of the benefit even though You have not received a payment from Your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, You should consult a financial professional with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same Owner (policyholder) during the same calendar year are treated as one annuity for purposes of determining the amount includable in the Owner's income when a taxable distribution (other than annuity payments) occurs. If You are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, You may wish to consult with Your financial professional regarding how aggregation will apply to Your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that You own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, Your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your Policy Value immediately after the exchange may exceed Your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a withdrawal, surrender, annuity income payment or death benefit).
If You exchange part of an existing contract for the policy, and within 180 days of the exchange You received a payment other than certain annuity payments (e.g., You take a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in Your income and subject to a 10% penalty tax.
You should consult Your financial professional in connection with an exchange of all or part of an annuity contract for the policy, especially if You may take a withdrawal from either contract within 180 days after the exchange.

Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions taken from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from Your qualified policy could cause Your other investment income to be subject to the tax. Please consult a financial professional for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are treated as a valid marriage under the applicable state law, will each be treated as a spouse as defined in this policy for state law purposes. However, individuals in other arrangements that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy for federal tax purposes. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a financial professional for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of Your death or the death of the Annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via withdrawals, these amounts are taxed in the same manner as surrenders; or (3) if distributed under an Annuity Payment Option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an Annuitant or payee or other beneficiary who is not also the Owner, the exchange of a policy and certain other transactions, or a change of Annuitant other than the Owner, may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any such transaction or designation should contact a competent financial professional with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to You. In particular, the IRS may treat fees associated with certain optional benefits as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable withdrawals, the tax rules associated with these benefits are unclear, and we advise that You consult Your financial professional prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
The estate and gift tax unified credit basic exclusion amount is $10,000,000, subject to inflation adjustments (using the C-CPI-U), for taxable years beginning after December 31, 2017, and before January 1, 2026. The maximum rate is 40%.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from Your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the Owner must be the Annuitant; (ii) the policy generally is not transferable by the Owner, e.g., the Owner may not designate a new Owner, designate a contingent Owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or withdrawals according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020); (v) an Annuity Payment Option with a period certain that will guarantee annuity payments beyond the life expectancy of the Annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the Annuitant dies prior to the distribution of the Policy Value; (vii) the entire interest of the Owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when taken 5 tax years after the first contribution to any Roth IRA of the individual and taken after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when taken from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the Owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.

The IRS has not reviewed this policy for qualification as a Roth IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the Policy Value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a Guaranteed Lifetime Withdrawal Benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their financial professional.
Pursuant to tax regulations, we generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers You request from a 403(b) policy comply with applicable tax requirements before we process Your request. We will defer such payments You request until all information required under the tax law has been received. By requesting a surrender or transfer, You consent to the sharing of confidential information about You, the policy, and transactions under the policy and any other 403(b) policies or accounts You have under the 403(b) plan among us, Your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount You receive is taxable, generally based on the ratio of Your “investment in the policy” to Your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by You or on Your behalf. If You do not have any non-deductible premium payments, Your investment in the contract will be treated as zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date You reach age 59½, unless You meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a financial professional for more information regarding the application of these exceptions to Your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to You under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 72 (or 70½ if he/she attained 70½ prior to 1/1/2020) or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent Owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the Owner (or plan participant) reaches age 72 (or 70½ if he/she attained 70½ prior to 1/1/2020). The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating required minimum distributions. Please consult with your financial professional to learn more about an optional living or death benefit prior to purchase.
Each Owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and financial professional regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult Your legal counsel or financial professional if You are considering purchasing an enhanced death benefit or other optional rider, or if You are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a Guaranteed Lifetime Withdrawal Benefit or a Guaranteed Minimum Accumulation Benefit the application of certain tax rules, particularly those rules relating to distributions from Your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the Guaranteed Lifetime Withdrawal Benefit. In view of this uncertainty, You should consult a financial professional before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or taken. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether You elect not to have federal income tax withheld, You are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity Owners that are U.S. persons. Taxable distributions made to Owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the Owner's country of citizenship or residence. Prospective foreign Owners are advised to consult with a qualified financial professional regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial Owner of the policy or the distribution. The rules relating to FATCA are complex, and a financial professional should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood and nature of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a financial professional with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.
This amount may be taken free of surrender charges.
Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $40. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.
Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. If the request does not exceed the surrender charge free amount, future systematic payments will be recalculated based on the remaining free amounts.
Keep in mind that surrenders under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. There is no charge for this benefit.
Income Benefit Programs
The Family Income Protector and Managed Annuity Programs are no longer available, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II. See Rider Grid for Additional Information on each of these riders.

Initial Payment Guarantee
You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.
The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.
Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.
The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).
Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).
The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.
Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).
Termination. The Initial Payment Guarantee is irrevocable.
The Initial Payment Guarantee may vary for certain policies and may not be available for all policies, in all states or at all times.
Additional Death DistributionSM
The optional Additional Death DistributionSM rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under Your policy, in certain circumstances. The Additional Death DistributionSM is only available for issue ages through age 80. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
The Additional Death DistributionSM may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
Additional Death DistributionSM Benefit Amount. The Additional Death DistributionSM is payable only if You elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death DistributionSM is equal to:
•	the Additional Death DistributionSM factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current Policy Value minus the Policy Value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death DistributionSM rider if there are no rider earnings on the date the death benefit is calculated.
If You purchase Your policy as part of a 1035 exchange or add the Additional Death DistributionSM rider after You purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death DistributionSM is added to Your policy.

The Additional Death DistributionSM factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the Annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death DistributionSM will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death DistributionSM payable as well as the effect of a withdrawal on the Additional Death DistributionSM benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new Owner instead of receiving a death benefit and Additional Death DistributionSM, the spouse will generally receive a one-time Policy Value increase equal to the Additional Death DistributionSM. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain Owners may have the option to continue the rider without receiving the one-time Policy Value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the Annuitant.)
Rider Fee. A rider fee, 0.25% of the policy value is deducted annually on each rider anniversary prior to Annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death DistributionSM would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	You cancel it by notifying our Administrative Office in writing,
•	the policy is Annuitized or surrendered,
•	the Policy Value becomes zero, or
•	the Additional Death DistributionSM is paid or added to the Policy Value under a spousal continuation.
Once terminated, the Additional Death DistributionSM may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon Annuitization.
Additional Death Distribution+SM
The optional Additional Death Distribution+SM rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under Your policy, in certain circumstances. The Additional Death Distribution+SM is only available for issue ages through age 75. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
The Additional Death Distribution+SM may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
Additional Death Distribution+SM Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the Policy Value less any premium payments added after the rider date.
The rider benefit percentage equals 30% for issue ages 0 - 70 and 20% based on the Annuitant’s age.
No benefit is payable under the Additional Death Distribution+SM if the Policy Value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+SM Rider” for an example that illustrates the additional death benefit payable as well as the effect of a withdrawal on the Additional Death Distribution+SM benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+SM, then the spouse will generally receive a one-time Policy Value increase equal to the Additional Death Distribution+SM. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time Policy Value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the Annuitant.)
Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to Annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	You cancel it by notifying our Administrative Office in writing in good order,
•	the policy is Annuitized or surrendered,
•	the Policy Value becomes zero, or
•	the additional death benefit is paid or added to the Policy Value under a spousal continuation.
Please note: This feature terminates upon Annuitization.
Nursing Care and Terminal Condition Withdrawal Option
No surrender charges or excess interest adjustments will apply if You take a withdrawal ($1,000 minimum), under certain circumstances, because You or Your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the Annuitant or Annuitant's spouse if the Owner is not a natural person. There is no restriction on the maximum amount You may withdraw under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Withdrawal Option may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed due to:
•	involuntary termination of employment
•	involuntary lay off;
In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may select this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.

Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require You to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require You to provide information to verify Your identity when You call us and we will record conversations with You. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume You are authorizing us to act upon those instructions. For electronic transactions through the internet, You will need to provide Your username and password. You are responsible for keeping Your password confidential and must notify us of any loss, theft or unauthorized use of Your password.
Telephone and other electronic transactions must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transactions received in good order on non-business days or after our close of business on business days will get next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is Yours, Your service provider's, or Your financial representative(s) can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of Your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take Your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If You are experiencing problems, You should make Your request by writing to our Administrative Office.
We reserve the right to revoke Your telephone and other electronic transaction privileges at any time without revoking all Owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next business day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.

IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program;
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount in a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options. We reserve the right to terminate the availability of any Dollar Cost Averaging program at any time.
Asset Rebalancing
During the accumulation phase You can instruct us to automatically rebalance the amounts in Your Subaccounts to maintain Your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options or Open Allocation subaccounts as applicable under the Portfolio Allocation Method or Open Allocation Method (OAM). There is no charge for this benefit. We reserve the right to terminate the availability of any asset rebalancing program at any time.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers Guaranteed Lifetime Withdrawal Benefits - the Living Benefits Rider, the Retirement Income Max® rider and the Retirement Income Choice® 1.6 rider. Some important aspects of each of these riders are summarized in the Guaranteed Lifetime Withdrawal Benefit Comparison Table below and are described in more detail. Please Note: There are investment restrictions associated with these benefits that can limit participation in market gains. Withdrawals taken in excess of the prescribed limits (rider withdrawal amount) will reduce the amount of the benefit and may eliminate the benefit altogether, if the amount of the excess withdrawal exceeds the Policy Value at the time of the withdrawal. Withdrawals taken while the contract value is greater than zero are withdrawals of the Owner’s own money (not the Company’s). You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for You.
The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:
•	5 for LifeSM rider
•	5 for LifeSM with Growth rider
•	Income SelectSM for Life rider
•	Retirement Income Choice® rider
•	Retirement Income Choice® with Double Withdrawal Base Benefit rider
•	Retirement Income Choice® 1.4 rider
•	Retirement Income Choice® 1.2 rider
•	Income LinkSM rider
See “Appendix - Rider Grid Variations” for additional information on each of the riders above.

Guaranteed Lifetime Withdrawal Benefit Comparison Table
Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue
Cannot be elected if you have Retirement Income Max® or Retirement Income Choice® 1.6 riders.	Cannot be elected if you have Living Benefits or Retirement Income Choice® 1.6 riders.	Cannot be elected if you have Retirement Income Max® or Living Benefits riders.
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
The Growth Percentage is disclosed in the Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
The Growth Percentage is disclosed in the Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Investor Need Rider Addresses: • Market Participation • Protection of Assets • Retirement income for life	Investor Need Rider Addresses: • Retirement income for life • Conservative range of investment choices	Investor Need Rider Addresses: • Retirement income for life • Moderate range of investment options • Income for long term care
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge: You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.	Current Charge: You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life):
The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life):
The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.
Living Benefits Rider
You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal SolutionSM rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. If you elect the Living Benefits Rider you cannot elect the Retirement Income Max® or the Retirement Income Choice® 1.6 riders. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Living Benefits Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
You should view the Living Benefits Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantees due to the decreasing life expectancy as you age. This risk may be heightened if amounts are transferred based on the Portfolio Allocation Method. See Portfolio Allocation Method below.

•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The maximum annual withdrawal amount is either “principal back, which is defined as up to 7% of your total withdrawal base each rider year until your minimum remaining withdrawal amount reaches zero, or “for life”, which is defined as up to 5% of your total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero due to excess withdrawals.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Living Benefits Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select. The level of protection under the Guaranteed Minimum Accumulation Benefit is not 100% of your premium payments and is only in effect for the first ten rider years.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount by which we reduce your policy value.
See the “Appendix - Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference between your policy value (the policy value will then be subject to investment risk) and the guaranteed future value, and this amount will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
You may elect to make a withdrawal under either “principal Back” or “for life”. However, it is not a requirement that you specify a withdrawal as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund rider charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	Principal Back: You can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
OR
•	For Life: You can withdraw up to 5% of what we call your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and amounts will be transferred back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose to the extent the disclosed formula mandates. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option is at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options. If a merger of an underlying investment option occurs, the policy value allocated to the existing subaccount will be merged into the surviving underlying investment option.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
We reserve the right to change investment choices in the future for new purchasers of the Living Benefits Rider, including changing the PAM investment option, as we deem necessary to support the guarantees thereunder. We will not change the PAM investment option for any existing policyholders of a Living Benefits Rider.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.
See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the rider by providing us the required notice. If you upgrade your rider, the current rider will terminate and a new rider will be issued. The new rider’s total withdrawal base, guaranteed future value and minimum remaining withdrawal amount will equal the policy value on the date of the upgrade. At that time, the maximum annual withdrawal amount will be recalculated using the new total withdrawal base.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Living Benefits Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
Retirement Income Max® Rider
If you elect the Retirement Income Max® rider identified below, which provides certain guaranteed benefits, The Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, other designated investment options are available under the Retirement Income Max® rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider, which provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect the Living Benefits Rider or Retirement Income Choice® 1.6 riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Max® rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and the growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) attains age 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020) years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus supplement that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-187910).In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement applicable to you. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to the date of this prospectus, the applicable withdrawal, growth and fee percentages are set forth in the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” located in the Statement of Additional Information.
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.

•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up, and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® – Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The rider fee may be greater if this option is elected.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-187910).
In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
A portion of the rider fee will be assessed upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefit. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 rider, which provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect another the Living Benefits Rider or the Retirement Income Max®. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix – Hypothetical Adjusted Partial Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. The investment options are categorized within designated investment groups, each of which has a different price point. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;

•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) attains age 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020), the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-187910). In order for you to receive the withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus

Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to the date of this prospectus, the applicable withdrawal, growth and fee percentages are set forth in the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” located in the Statement of Additional Information.
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Retirement Income Choice® 1.6 – Base Benefit – Growth Percentage
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Charges as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 rider. See “Appendix - Designated Investment Options” for a complete listing of available investment options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect. The rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

•	The additional death benefit adjustment differs from the adjusted partial withdrawal amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements) If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The rider fee may be greater if this option is elected.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour Nursing Service by or under the supervision of Nurses;
•	It is supervised by a staff of one or more licensed Physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a skilled nursing facility or Alzheimer's disease/Memory Care facility;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by on-site Nurses on a continuing inpatient basis;

•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one licensed Physician; and
•	It performs and maintains a clinical assessments based on uniform minimum data sets as set forth in Section 1819(b)(3)(A) of the Social Security Act, as amended.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, residential, retirement or educational care;
•	Personal care homes, personal care boarding homes, or residential care facilities;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities, domiciliary care homes, independent living apartments, hotels or motels; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your current rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-187910).
In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage multiplied by the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.

Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
The fee adjustment at rider termination is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct a portion of all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.

OTHER INFORMATION
State Variations
Oregon. The Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. The Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. The Living Benefits Rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.). The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law or federal tax regulations require we will refund your original premium payment(s), or surrender value, if greater. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a withdrawal or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the subaccounts affected by the requested transaction; the dated signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or

Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to you to exchange an existing rider for a different rider.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how shares held by the Company would be voted.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer, withdrawal or surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally for non-qualified annuity reinstatements, unless you return the original company check, if a portion of the prior withdrawal was taxable, we are required to report the taxable amount form the distribution even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. Qualified annuity reinstatements may be subject to tax reporting and rollover requirements. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
Business Continuity
Our business operations maybe adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity plans have not included effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.
Cyber Security
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of our information technology or communications systems may result in a material adverse effect on our results of operations and corporate reputation.
Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
A computer system failure or security breach may disrupt our business, damage our reputation and adversely affect our results of operations, financial condition and cash flows.
We rely heavily on computer and information systems and internet and network connectivity to conduct a large portion of our business operations. This includes the need to securely store, process, transmit and dispose of confidential information, including personal information, through a number of complex systems. In many cases this also includes transmission and processing to or through commercial customers, business partners and third-party service providers. The introduction of new technologies, computer system failures, cyber-crime attacks or security or data privacy breaches may materially disrupt our business operations, damage our reputation, result in regulatory and litigation exposure, investigation and remediation costs, and materially and adversely affect our results of operations, financial condition and cash flows.
The information security risk that we face includes the risk of malicious outside forces using public networks and other methods, including social engineering and the exploitation of targeted offline processes, to attack our systems and information. It also includes inside threats, both malicious and accidental. For example, human error, unauthorized user activity and lack of sufficiently automated processing can result in improper information exposure or use. We also face risk in this area due to its reliance in many cases on third-party systems, all of which may face cyber and information security risks of their own. Third-party administrators or distribution partners used by us or our affiliates may not adequately secure their own information systems and networks, or may not adequately keep pace with the dynamic changes in this area. Potential bad actors that target us and our applicable third parties may include, but are not limited to, criminal organizations, foreign government bodies, political factions, and others.
In recent years information security risk has increased sharply due to a number of developments in how information systems are used by companies such as us, but also by society in general. Threats have increased as criminals and other bad actors become more organized and employ more sophisticated techniques. At the same time companies increasingly make information systems and data available through the internet, mobile devices or other network connections to customers, employees and business partners, thereby expanding the attack surface that bad actors can exploit.
Large, global financial institutions such as us have been, and will continue to be subject to information security attacks for the foreseeable future. The nature of these attacks will also continue to be unpredictable, and in many cases may arise from circumstances that are beyond our control. If we fail to adequately invest in defensive infrastructure, timely response capabilities, technology and processes or to effectively execute against its information security strategy, it may suffer material adverse consequences.
To date the highest impact information security incidents that we have experienced are believed to have been the result of e-mail phishing attacks targeted at our business partners and commercial customers. This in turn led to unauthorized use of valid our website credentials to engage in fraudulent transactions and improper data exfiltration. Additionally, we have also faced other types of attacks, including but not limited to other types of phishing attacks and distributed denial of service (DDoS) attacks, as well as certain limited cases of unauthorized internal user activity, including activity between other units of Aegon. Although to our knowledge these events have thus far not been material in nature, our management recognizes the need to establish and maintain adequate information security systems that are capable of addressing the possibility of these types of attacks, as well as for the possibility of more significant and sophisticated information security attacks, in the future. There is no guarantee that the measures that we take will be sufficient to stop all types of attacks or mitigate all types of information security or data privacy risks.
We maintain cyber liability insurance to help decrease the impact of cyber-attacks and information security events, subject to the terms and conditions of the policy, however such insurance may not be sufficient to cover all applicable losses that we may suffer.
A breach of data privacy or security obligations may disrupt our business, damage our reputation and adversely affect financial conditions and results of operations.
Pursuant to applicable laws, various government agencies and independent administrative bodies have established numerous rules protecting the privacy and security of personal information and other confidential information held by us. For example, our businesses are subject to laws and regulations enacted by U.S. federal and state governments, including various regulatory organizations relating to the privacy and/or security of the information of customers, employees or others. These laws, among other things, increased compliance obligations, impacted our businesses’ collection, processing and retention of personal data, reporting of data breaches, and provide for penalties for non-compliance. As an examples the New York Department of Finance Services (NYDFS), pursuant to its cybersecurity regulation, requires financial institutions regulated by the NYDFS, including certain of our entities, to, among other things, satisfy an extensive set of minimum cyber security requirements, including but not limited to governance, management, reporting, policy, technology and control requirements. Numerous other U.S. laws also impose various information security and privacy related obligations with respect to various Company affiliates operating in the U.S., including but not limited to the Gramm-Leach-Bliley Act and related state laws (GLBA), the California Consumer Privacy Act (CCPA) and the Health Insurance Portability and Accountability Act (HIPAA), among many others. Other legislators and regulators with jurisdiction over our businesses are considering, or have already enacted, enhanced information security risk management and privacy rules and regulations. A number of our entities and affiliates are also subject to contractual restrictions with respect to the information of our clients and business partners. The Company, and numerous of its, employees and business partners have access to, and routinely process, the personal information of consumers and employees. We rely on various processes and controls to protect the confidentiality, integrity and availability of personal information and other confidential information that is accessible to, or in the possession of, us, our systems, employees and business partners. It is possible that an employee, business partner or system could, intentionally or unintentionally, inappropriately disclose or misuse personal or confidential information. Our data or data in our possession could also be the subject of an unauthorized information security attack. If we fail to maintain adequate processes and controls or if we or our business partners fail to comply with relevant laws and regulations, policies and procedures, misappropriation or intentional or unintentional inappropriate disclosure or misuse of personal information or other confidential information could occur. Such control inadequacies or non-compliance could cause disrupted operations and misstated or unreliable financial data, materially damage our reputation or lead to increased regulatory scrutiny or civil or criminal penalties or litigation, which, in turn, could have a material adverse effect on our business, financial condition and results of operations. In addition, we analyze personal information and customer data to better manage our business, subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such techniques may be imposed. Additional privacy and information security obligations have been imposed by various governments with jurisdiction over the Company or its affiliates in recent years, and more such obligations are likely to be imposed in the near future across our operations. Such restrictions and obligations could have material impacts on our business, financial conditions and/or results of operations.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: www.transamerica.com/individual/privacy-policy and www.transamerica.com/individual/terms-of-use.
Transamerica Life Insurance Company
Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.
Financial Condition of the Company
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account—are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC's website at www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners are available on our website (www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.
The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company's other income, gains or losses.
The assets of the separate account are held in the Company's name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.
The Underlying Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefor bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, Your financial professional can show You information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with Your financial professional to decide whether this policy is appropriate for You based on a thorough analysis of Your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
We have discontinued new sales of the policies. You may, however, continue to make premium payments to fund your policy pursuant to its terms, and exercise all other rights and options under your policy - such as reallocating your policy value among investment choices, making surrenders and full surrenders, and making changes of ownership of your policy.
Compensation to Broker-Dealers Who Sold the Policies. The policies have been offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay ongoing commissions through TCI to the selling firms for their past sales of the policies.
The selling firms were paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission is 6% of premium payment (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.
The sales representative who sold you the policy may receive a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may continue to receive in connection with your policy. Also inquire about any ongoing compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may have received different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold this policy to you.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates may provide paid-in capital to TCI. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, may continue to pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
As of 2019, TCI had revenue sharing agreements with more than 70 brokers and other financial intermediaries including, without limitation:
1st Global Capital• Advisor Group, Inc.• Ameriprise Financial Services, Inc. •  Avantax Investment Services Inc.• AXA Advisors LLC •  BBVA Compass Investment Solutions, Inc. • BOSC, Inc.• Bruderman Brothers• Cadaret, Grant & Co. • Cambridge Investment Research, Inc. •  Centarus Financial, Inc. • Cetera Advisor Networks LLC • Cetera Advisors LLC• Cetera Financial Group, Inc.

• Cetera Financial Specialists LLC• Cetera Investment Services LLC• CFD Investments, Inc. • Charles Schwab • Citigroup Global Markets, Inc. •  Citizens/CCO Investments •  Edward D. Jones & Co., L.P.• Envestnet Asset Management •  Financial Data Services, Inc. Citizens/CCO Investments •  First Allied Securities Inc. • FSC Securities Corporation • Geneos Wealth Management, Inc. •  GW Sherwold Associates, Inc.• Hantz Financial Services, Inc. • Huntington Investment Company • Independent Financial Group, LLC • IInvestacorp, Inc. •  J.P. Morgan Securities LLC •  James T. Borello & Co, • Janney Montgomery Scott, LLC •  Kestra Investment Services • Key Investment Services, Inc. • KMS Financial Services Inc. • LPL Financial Corp. • M&T Securities, Inc. • Merrill Lynch, Pierce, Fenner & Smith Inc. • MML Investors Services • Morgan Stanley Smith Barney LLC J.P. Morgan Securities LLC • Mutual of Omaha Investor Services, Inc. • Oppenhaiemer & Co. • Park Avenue Securities•  Parkland Securities, LLC • Pershing LLC •  Raymond James and Associates, Inc. • Raymond James Financial Services, Inc. • RBC Wealth Management • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securian Financial Services, Inc. • Securities America, Inc. • Securities Service Network, Inc. • Sigma Financial Corporation•  SunTrust Investment Services Inc.• TD Ameritrade • The Investment Center, Inc. • Transamerica Financial Advisors, Inc. • Triad Advisors, Inc. • UBS Financial Services Inc.• United Planners Financial Services of America • US Bancorp Investments, Inc. • VOYA Financial Advisors, Inc. • Wells Fargo Advisors, LLC • Woodbury Financial Services
For the calendar year ended December 31, 2019 TCI paid approximately $34,000,000 to these brokers and other financial intermediaries in connection with revenue sharing arrangements. TCI Expects to have revenue sharing arrangements with a number of brokers and other financial intermediaries in 2019, including some or all of the foregoing brokers and financial intermediaries, among others, on terms similar to those discussed above.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Transamerica Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix - Condensed Financial Information

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this prospectus. Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income Choice® 1.2 rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: To maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long-term capital appreciation.
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long-term growth of capital.
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks capital appreciation.
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3	SSGA Funds Management, Inc.
Investment Objective: The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST*(2)
TA 60/40 Allocation - Service Class	Transamerica 60/40 Allocation VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation and current income.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks a high level of current income by investing in high-yield debt securities.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide as high a level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP - Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA BlackRock Global Real Estate Securities - Service Class	Transamerica BlackRock Global Real Estate Securities VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA BlackRock Government Money Market - Service Class(3)	Transamerica BlackRock Government Money Market VP - Service Class(3)	BlackRock Investment Management, LLC
Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
TA BlackRock iShares Edge 40- Service Class	Transamerica BlackRock iShares Edge 40 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks capital appreciation and current income.
TA BlackRock iShares Edge 50 - Service Class	Transamerica BlackRock iShares Edge 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock iShares Edge 75 - Service Class	Transamerica BlackRock iShares Edge 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation as a secondary objective.
TA BlackRock iShares Edge 100 - Service Class	Transamerica BlackRock iShares Edge 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Investment Management, LLC(4)
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA International Growth - Service Class(5)	Transamerica International Growth VP - Service Class(5)	TDAM USA Inc.(5)
Investment Objective: Seeks capital growth.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital appreciation.
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks long-term capital appreciation.
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation and current income.
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks to earn a total return modestly in excess of the total return performance of the S&P 500® (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500®.
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Levin Large Cap Value - Service Class	Transamerica Levin Large Cap Value VP - Service Class	Transamerica Asset Management, Inc. & Levin Capital Strategies, L.P.
Investment Objective: Seeks long-term capital appreciation.
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class	Madison Asset Management. LLC
Investment Objective: Seeks high total return through the combination of income and capital appreciation.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Seeks to maximize long-term growth.
TA Morgan Stanley Global Allocation - Service Class(6)	Transamerica Morgan Stanley Global Allocation VP - Service Class(6)	Morgan Stanley Investment Management Inc.(6)
Investment Objective: Seeks high total investment return. Total investment return is the combination of capital appreciation and investment income.
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(7)	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP - Service Class(7)	Milliman Financial Risk Management LLC(7)
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA MSCI EAFE Index - Service Class(8)	Transamerica MSCI EAFE Index VP - Service Class(8)	SSGA Funds Management, Inc.
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide high total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks aximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Seeks maximum real return consistent with preservation of real capital.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Seeks current income and preservation of capital.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and current income.
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA S&P 500 Index - Service Class(9)	Transamerica S&P 500 Index VP - Service Class(9)	SSGA Funds Management, Inc.
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks to maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Seeks to maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	Transamerica Series Trust - Service Class - As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.
(3)	There can be no assurance that any money market portfolio offered under this policy will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the money market subaccount may become extremely low and possibly negative.
(4)	Effective July 1, 2019, Transamerica BlackRock Tactical Allocation VP changed its advisor from BlackRock Financial Management, Inc. to BlackRock Investment Management, LLC.
(5)	Effective May 1, 2020, Transamerica Greystone International Growth VP was renamed Transamerica International Growth VP. On July 1, 2019, this fund changed its advisor from Greystone Managed Investments Inc. to TDAM USA Inc.
(6)	Effective May 1, 2020, Transamerica BlackRock Global Allocation VP managed by BlackRock Investment Management, LLC changed its name to Transamerica Morgan Stanley Global Allocation VP and is managed by Morgan Stanley Investment Management Inc.
(7)	Effective May 1, 2020, Transamerica BlackRock Global Allocation Managed Risk – Balanced VP managed by Milliman Financial Risk Management LLC changed its name to Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP and is managed by Milliman Financial Risk Management LLC.
(8)	Effective May 1, 2020, Transamerica International Equity Index VP was renamed Transamerica MSCI EAFE Index VP.
(9)	Effective May 1, 2020, Transamerica U.S. Equity Index VP was renamed Transamerica S&P 500 Index VP.
* All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the sub-advisers unless otherwise indicated.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

CLOSED INVESTMENT OPTIONS:
The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks to provide capital growth.
JANUS ASPEN SERIES
Janus Henderson Mid Cap Value Portfolio - Service Shares	Janus Henderson Mid Cap Value Portfolio - Service Shares	Janus Capital Management LLC
Investment Objective: Seeks capital appreciation.
The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TRANSAMERICA SERIES TRUST
TA Small/Mid Cap Value - Initial Class	Transamerica Small/Mid Cap Value VP - Initial Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks to maximize total return.
The following subaccounts are only available to owners that held an investment in these subaccounts on December 12, 2011. However, if any such owner surrenders all of his or her money from these subaccounts after December 12, 2011, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
Invesco V.I. American Franchise Fund – Series II Shares	Invesco V.I. American Franchise Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Seek capital growth.
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Large Cap Growth Portfolio – Class B	AB Large Cap Growth Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks reasonable income and will also consider the potential for capital appreciation. The goal is to achieve a yield which exceeds the composite yield on the securities comprising the S& P 500® Index.
Fidelity VIP Growth Portfolio – Service Class 2	Fidelity VIP Growth Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks to achieve capital appreciation.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Advisers, LLC
Investment Objective: Capital appreciation. Secondary goal is income.
JANUS ASPEN SERIES
Janus Henderson Enterprise Portfolio – Service Shares	Janus Henderson Enterprise Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
Janus Henderson Global Research Portfolio – Service Shares	Janus Henderson Global Research Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.

SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
MFS ® VARIABLE INSURANCE TRUST
MFS ® Total Return Series – Service Class	MFS ® Total Return Series – Service Class	MFS ® Investment Management
Investment Objective: Seek total Return.
Effective open of business on September 17, 2012, the following subaccounts are closed to new investments.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2	Franklin Advisers, Inc.
Investment Objective: To maximize income while maintaining prospects for capital appreciation.
Templeton Foreign VIP Fund - Class 2	Templeton Foreign VIP Fund - Class 2	Templeton Investment Counsel LLC
Investment Objective: Long-term capital growth.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Allocation VIP Fund - Class 4(1)	Franklin Allocation VIP Fund - Class 4(1)	Franklin Templeton Services, LLC
Investment Objective: Seeks capital appreciation. Secondary goal is income.
MFS ® VARIABLE INSURANCE TRUST
MFS ® New Discovery Series – Service Class	MFS ® New Discovery Series – Service Class	MFS ® Investment Management
Investment Objective: Seek capital appreciation.
(1)	Effective May 1, 2019, Franklin Founding Funds Allocation VIP Fund sub-advised by Franklin Templeton Service, LLC will be renamed Franklin Allocation VIP Fund and is still sub-advised by Franklin Templeton Service, LLC.
Effective December 12, 2011, the Invesco V.I. Value Opportunities Fund (Series II) was closed to new investments. Effective on or about August 18, 2017, the Invesco V.I. Value Opportunities Fund (Series II) fund was replaced with Transamerica Barrow Hanley Dividend Focused VP (Initial Class)
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TRANSAMERICA SERIES TRUST – Initial Class
TA Barrow Hanley Dividend Focused - Initial Class	Transamerica Barrow Hanley Dividend Focused VP - Initial Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Double Enhanced Death Benefit(1)	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts		Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	2/1/18 to 4/30/20	Post 5/1/20	Before 2/28/19	Post 3/1/18
AB Balanced Wealth Strategy Portfolio - Class B	√						A	A
AB Growth and Income Portfolio - Class B								A
American Funds - Asset Allocation FundSM - Class 2	√							A
American Funds - Bond FundSM - Class 2	√	√	√	√	√	√	C	A
American Funds - Growth FundSM - Class 2								A
American Funds - Growth-Income FundSM - Class 2								A
American Funds - International FundSM - Class 2								A
Fidelity ® VIP Balanced Portfolio - Service Class 2	√							A
Fidelity ® VIP Contrafund® Portfolio - Service Class 2								A
Fidelity ® VIP Mid Cap Portfolio - Service Class 2								A
Fidelity ® VIP Value Strategies Portfolio - Service Class 2								A
State Street Total Return V.I.S. Fund - Class 3	√						A	A
TA 60/40 Allocation - Service Class							A	A
TA Aegon High Yield Bond - Service Class								A
TA Aegon U.S. Government Securities - Service Class	√	√	√	√	√	√	C	A
TA American Funds Managed Risk - Balanced - Service Class(2)	√	√	√		√		B	A
TA Barrow Hanley Dividend Focused - Service Class								A
TA BlackRock Global Real Estate Securities - Service Class								A
TA BlackRock Government Money Market - Service Class	√	√	√	√	√	√	C	A
TA BlackRock iShares Edge 40- Service Class	√	√	√		√	√	C	A
TA BlackRock iShares Edge 50 - Service Class	√						B	A
TA BlackRock iShares Edge 75 - Service Class	√						A	A
TA BlackRock iShares Edge 100 - Service Class	√							A
TA BlackRock Tactical Allocation - Service Class(2)							B	A
TA International Growth - Service Class								A
TA Janus Balanced - Service Class							A	A
TA Janus Mid-Cap Growth - Service Class								A
TA JPMorgan Asset Allocation - Conservative - Service Class(2)	√	√	√	√	√	√	C	A
TA JPMorgan Asset Allocation - Growth - Service Class								A
TA JPMorgan Asset Allocation - Moderate - Service Class(2)	√	√	√		√	√	B	A

Designated Investment Options — (Continued)
	Double Enhanced Death Benefit(1)	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts		Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	2/1/18 to 4/30/20	Post 5/1/20	Before 2/28/19	Post 3/1/18
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(2)	√						A	A
TA JPMorgan Core Bond - Service Class		√	√	√	√	√	C	A
TA JPMorgan Enhanced Index - Service Class								A
TA JPMorgan International Moderate Growth - Service Class(2)	√						A	A
TA JPMorgan Mid Cap Value - Service Class								A
TA JPMorgan Tactical Allocation - Service Class		√	√	√	√	√	C	A
TA Legg Mason Dynamic Allocation - Balanced - Service Class(2)		√	√	√	√	√	B	A
TA Legg Mason Dynamic Allocation - Growth - Service Class(2)							A	A
TA Levin Large Cap Value - Service Class								A
TA Madison Diversified Income - Service Class		√	√	√	√	√	B	A
TA Managed Risk - Balanced ETF - Service Class(2)	√	√	√	√	√	√	B	A
TA Managed Risk - Conservative ETF - Service Class(2)	√	√	√	√	√	√	C	A
TA Managed Risk - Growth ETF - Service Class(2)	√						A	A
TA Market Participation Strategy - Service Class		√	√					A
TA Morgan Stanley Capital Growth - Service Class								A
TA Morgan Stanley Global Allocation - Service Class							A	A
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(2)	√	√	√		√		B	A
TA MSCI EAFE Index - Service Class	√							A
TA Multi-Managed Balanced - Service Class	√						A	A
TA PIMCO Tactical - Balanced - Service Class(2)		√	√				B	A
TA PIMCO Tactical - Conservative - Service Class(2)		√	√	√	√		C	A
TA PIMCO Tactical - Growth - Service Class(2)							A	A
TA PIMCO Total Return - Service Class	√	√	√	√	√	√	C	A
TA PineBridge Inflation Opportunities - Service Class		√	√	√	√	√	C	A
TA QS Investors Active Asset Allocation - Conservative - Service Class(2)	√	√	√	√	√	√	C	A
TA QS Investors Active Asset Allocation - Moderate - Service Class(2)		√	√	√	√	√	B	A
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(2)							A	A
TA S&P 500 Index - Service Class	√							A
TA Small Mid Cap Value - Service Class								A
TA T. Rowe Price Small Cap - Service Class								A
TA TS&W International Equity - Service Class								A
TA WMC US Growth - Service Class								A

Designated Investment Options — (Continued)
	Double Enhanced Death Benefit(1)	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts		Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	2/1/18 to 4/30/20	Post 5/1/20	Before 2/28/19	Post 3/1/18
Fixed Account	√	√	√	√	√	√	C	A
(1)	The Double Enhanced Death Benefit is no longer available on new policies.
(2)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2019. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499

Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.700200 $1.862331 $1.650847 $1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043 $1.228584	$1.960666 $1.700200 $1.862331 $1.650847 $1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043	8,434.917 9,012.161 18,399.781 19,029.007 24,976.250 26,068.098 24,007.448 17,358.642 38,587.943 275,391.472
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.697516 $1.825993 $1.611731 $1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500 $1.007237	$2.005783 $1.697516 $1.825993 $1.611731 $1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500	123,112.009 125,464.845 127,963.093 71,509.000 154,470.020 26,699.044 143,137.033 140,293.109 5,466.666 5,496.902
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.026440 $1.060838 $1.049872 $1.046286 $1.070553 $1.043320 $1.094065 $1.065422 $1.030171 $0.992961	$1.094044 $1.026440 $1.060838 $1.049872 $1.046286 $1.070553 $1.043320 $1.094065 $1.065422 $1.030171	0.000 0.000 0.000 0.000 0.000 0.000 90,627.818 91,166.761 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.483108 $1.587946 $1.398904 $1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532 $0.895254	$1.799381 $1.483108 $1.587946 $1.398904 $1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532	112,433.942 120,995.493 131,336.477 139,784.026 260,497.079 151,482.029 288,669.985 136,877.787 326,401.773 148,852.626

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.714666 $1.943087 $1.780772 $1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386 $1.255873	$2.001054 $1.714666 $1.943087 $1.780772 $1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386	64,038.692 72,100.789 76,477.373 76,714.749 77,617.522 80,271.963 80,643.213 82,034.266 405,740.582 232,607.216
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.296311 $1.422941 $1.265267 $1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072 $1.002880	$1.461588 $1.296311 $1.422941 $1.265267 $1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072	0.000 0.000 0.000 0.000 0.000 0.000 0.000 149,764.746 927.525 936.608
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.041532 $1.065474 $1.064787 $1.087686 $1.114667 $1.092021 $1.145638 $1.117748 $1.065731 $1.046062	$1.082743 $1.041532 $1.065474 $1.064787 $1.087686 $1.114667 $1.092021 $1.145638 $1.117748 $1.065731	45,672.219 47,403.316 49,164.217 50,934.835 47,482.579 49,290.809 51,099.653 77,123.693 77,991.516 112,033.779
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2019 2018 2017 2016 2015	$10.165458 $11.043582 $9.855520 $9.474206 $9.999377	$11.706394 $10.165458 $11.043582 $9.855520 $9.474206	0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.801724 $0.813421 $0.832044 $0.851094 $0.870625 $0.890595 $0.911037 $0.932070 $0.953394 $0.975272	$0.797172 $0.801724 $0.813421 $0.832044 $0.851094 $0.870625 $0.890595 $0.911037 $0.932070 $0.953394	47,104.533 47,365.044 47,626.990 47,890.383 48,155.236 48,421.558 224,370.834 292,329.329 11,271.712 11,889.609
TA BlackRock iShares Edge 40- Service Class(4) Subaccount Inception Date August 16, 2010	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.122952 $1.202154 $1.122831 $1.126182 $1.156929 $1.123375 $1.075158 $1.039751 $1.046195 $1.000000	$1.263478 $1.122952 $1.202154 $1.122831 $1.126182 $1.156929 $1.123375 $1.075158 $1.039751 $1.046195	0.000 8,906.307 8,955.560 9,005.088 9,054.886 9,104.964 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount Inception Date March 21, 2016	2019 2018 2017 2016	$10.592356 $11.129399 $10.088535 $9.998136	$12.014600 $10.592356 $11.129399 $10.088535	0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount Inception Date March 21, 2016	2019 2018 2017 2016	$11.000948 $11.713443 $10.157317 $9.998136	$12.934230 $11.000948 $11.713443 $10.157317	0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount Inception Date March 21, 2016	2019 2018 2017 2016	$11.596284 $12.531929 $10.402938 $9.998136	$14.121734 $11.516284 $12.531929 $10.402938	9,101.040 9,101.039 9,101.040 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.148721 $1.227855 $1.115808 $1.094306 $1.144011 $1.147952 $1.076488 $1.027457 $1.026829 $0.966309	$1.275031 $1.148721 $1.227855 $1.115808 $1.094306 $1.144011 $1.147952 $1.076488 $1.027457 $1.026829	293,615.233 51,645.910 349,254.234 405,562.011 458,292.669 843,996.740 1,046,496.649 1,053,238.925 1,794,196.641 1,894,026.276
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.233019 $1.361197 $1.165248 $1.121825 $1.177295 $1.175612 $1.010262 $0.936470 $0.980279 $0.892151	$1.443795 $1.233019 $1.361197 $1.165248 $1.121825 $1.177295 $1.175612 $1.010262 $0.936470 $0.980279	1,091,613.050 1,693,677.938 1,287,910.550 1,345,948.911 1,396,460.820 1,458,170.916 1,339,328.827 1,754,367.982 2,085,077.264 2,049,109.618
TA JPMorgan Asset Allocation - Moderate - Service Class( Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.210422 $1.308420 $1.152628 $1.120188 $1.175061 $1.171523 $1.058411 $0.992459 $1.012278 $0.940237	$1.374630 $1.210422 $1.308420 $1.152628 $1.120188 $1.175061 $1.171523 $1.058411 $0.992459 $1.012278	829,452.771 597,383.650 1,485,434.606 1,735,421.303 1,763,060.351 1,955,333.861 1,997,767.065 2,083,780.739 2,103,310.336 2,164,608.656
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.954404 $1.108515 $0.933504 $0.944757 $0.985072 $1.015742 $0.923934 $0.840392 $0.929740 $0.862757	$1.097222 $0.954404 $1.108515 $0.933504 $0.944757 $0.985072 $1.015742 $0.923934 $0.840392 $0.929740	341,044.325 397,111.511 437,930.390 453,912.487 463,352.501 717,720.661 808,268.676 994,277.026 1,095,827.061 1,023,139.890
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.181952 $1.266890 $1.142414 $1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699 $0.926675	$1.336151 $1.181952 $1.266890 $1.142414 $1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699	8,304.113 8,350.035 8,396.216 8,442.653 8,489.347 8,536.298 8,583.511 0.000 661,176.048 677,849.205

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.224080 $1.299105 $1.196863 $1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785 $0.997328	$1.342435 $1.224080 $1.299105 $1.196863 $1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785	0.000 0.000 0.000 0.000 0.000 0.000 0.000 5,644.858 5,676.075 5,707.464
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.204498 $1.327378 $1.146105 $1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989 $0.864525	$1.405950 $1.204498 $1.327378 $1.146105 $1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989	188,935.514 405,225.530 440,853.028 464,657.834 470,832.798 492,382.495 296,358.940 286,741.078 543,250.401 522,204.389
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount Inception Date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.089451 $10.082432 $9.167206 $9.342795 $9.896626 $9.998131	$10.192028 $9.089451 $10.082432 $9.167206 $9.342795 $9.896626	0.000 5,595.082 5,626.026 5,657.140 0.000 0.000
TA MSCI EAFE Index - Service Class(3)(12) Subaccount Inception Date May 1, 2017	2019 2018 2017	$9.182654 $10.970390 $9.998010	$10.854326 $9.182654 $10.970390	0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.621065 $1.725931 $1.551179 $1.474176 $1.509035 $1.397073 $1.213711 $1.104808 $1.089299 $0.899500	$1.925249 $1.621065 $1.725931 $1.551179 $1.474176 $1.509035 $1.397073 $1.213711 $1.104808 $1.089299	84,378.399 90,354.463 90,714.719 91,078.155 87,549.052 168,854.752 59,489.564 57,486.163 57,750.776 78,690.849
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.110376 $1.147758 $1.121957 $1.119971 $1.139834 $1.117562 $1.175781 $1.120885 $1.082220 $1.035311	$1.174614 $1.110376 $1.147758 $1.121957 $1.119971 $1.139834 $1.117562 $1.175781 $1.120885 $1.082220	229,939.489 232,198.659 243,937.119 246,453.730 256,571.275 283,657.460 288,629.306 384,063.551 431,360.758 1,808,308.185
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9,2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.103380 $1.162486 $1.064607 $1.060930 $1.111575 $1.097567 $1.048662 $1.004782 $1.000000	$1.199734 $1.103380 $1.162486 $1.064607 $1.060930 $1.111575 $1.097567 $1.048662 $1.004782	0.000 6,221.571 12,033.386 12,035.601 12,069.135 12,612.331 12,742.609 13,279.204 14,156.230
TA S&P 500 Index - Service Class(3)(13) Subaccount Inception Date May 1, 2017	2019 2018 2017	$10.327436 $11.137692 $9.998010	$13.195246 $10.327436 $11.137692	14,937.191 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.321354 $1.433149 $1.258038 $1.222532 $1.225013 $1.160856 $1.013362 $0.907282 $1.000000	$1.538800 $1.321354 $1.433149 $1.258038 $1.222532 $1.225013 $1.160856 $1.013362 $0.907282	0.000 183,394.338 183,394.338 220,750.049 43,244.436 16,881.892 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.871833 $2.014021 $1.720212 $1.568838 $1.566880 $1.452321 $1.093070 $0.944483 $1.000000	$2.284096 $1.871833 $2.014021 $1.720212 $1.568838 $1.566880 $1.452321 $1.093070 $0.944483	935,864.383 994,625.054 989,581.690 1,030,492.236 1,120,921.836 1,495,628.658 1,712,641.682 1,036,949.391 891,814.405
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.257068 $2.234675 $1.719138 $1.701373 $1.554727 $1.383471 $1.022967 $0.888006 $1.000000	$2.993777 $2.257068 $2.234675 $1.719138 $1.701373 $1.554727 $1.383471 $1.022967 $0.888006	218,305.969 230,606.512 252,269.908 284,705.013 363,700.811 568,647.053 636,264.149 716,319.492 595,900.888
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.556525 $1.657911 $1.449151 $1.345652 $1.348315 $1.299754 $1.067631 $0.933638 $1.000000	$1.857285 $1.556525 $1.657911 $1.449151 $1.345652 $1.348315 $1.299754 $1.067631 $0.933638	190,872.905 338,192.426 347,200.797 232,434.726 61,083.874 20,103.562 162,423.809 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.063226 $1.088089 $1.066364 $1.052394 $1.066311 $1.029056 $1.068586 $1.030408 $1.000000	$1.144404 $1.063226 $1.088089 $1.066364 $1.052394 $1.066311 $1.029056 $1.068586 $1.030408	3,411.405 96,081.066 96,357.727 92,395.060 19,647.246 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.937225 $1.973277 $1.562645 $1.449999 $1.378650 $1.290871 $1.008077 $0.868849 $1.000000	$2.493490 $1.937225 $1.973277 $1.562645 $1.449999 $1.378650 $1.290871 $1.008077 $0.868849	48,208.734 70,948.816 62,857.357 177,832.269 19,247.191 24,304.054 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.911534 $1.977631 $1.641719 $1.495605 $1.497745 $1.375435 $1.046765 $0.905327 $1.000000	$2.373180 $1.911534 $1.977631 $1.641719 $1.495605 $1.497745 $1.375435 $1.046765 $0.905327	22,105.752 12,170.109 23,282.635 13,592.596 17,526.391 2,255.089 3,007.109 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.101337 $1.288256 $0.990422 $0.971893 $1.034252 $1.079437 $0.901634 $0.777001 $1.000000	$1.332038 $1.101337 $1.288256 $0.990422 $0.971893 $1.034252 $1.079437 $0.901634 $0.777001	33,379.016 53,047.818 60,556.329 60,231.251 30,447.994 36,194.919 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.465368 $1.553525 $1.355244 $1.283256 $1.295270 $1.192626 $1.012818 $0.893615 $1.000000	$1.795410 $1.465368 $1.553525 $1.355244 $1.283256 $1.295270 $1.192626 $1.012818 $0.893615	246,218.551 371,321.744 178,015.867 209,318.377 30,213.959 27,403.231 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.682039 $1.825230 $1.520632 $1.429823 $1.442428 $1.308662 $1.012322 $0.883029 $1.000000	$2.179754 $1.682039 $1.825230 $1.520632 $1.429823 $1.442428 $1.308662 $1.012322 $0.883029	2,292,360.631 2,815,168.567 3,086,617.284 3,057,447.018 4,030,819.085 5,033,767.194 4,693,111.852 5,100,136.320 3,446,701.210
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.568755 $1.737614 $1.562490 $1.344621 $1.422389 $1.328252 $1.052599 $0.910981 $1.000000	$1.968401 $1.568755 $1.737614 $1.562490 $1.344621 $1.422389 $1.328252 $1.052599 $0.910981	526,059.564 666,791.217 773,466.301 877,729.916 1,010,351.965 1,249,453.036 1,366,068.547 1,554,052.795 1,448,953.576
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.035392 $2.070950 $1.556038 $1.567591 $1.485418 $1.355449 $1.009598 $0.894027 $1.000000	$2.691950 $2.035392 $2.070950 $1.556038 $1.567591 $1.485418 $1.355449 $1.009598 $0.894027	353,298.076 447,271.788 522,840.692 576,802.255 609,967.130 794,914.506 877,730.605 1,111,920.360 892,603.553

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.414343 $1.681195 $1.412837 $1.278697 $1.316771 $1.258007 $0.937925 $0.829399 $1.000000	$1.719714 $1.414343 $1.681195 $1.412837 $1.278697 $1.316771 $1.258007 $0.937925 $0.829399	1,955,830.357 2,536,500.886 2,936,545.718 3,114,042.243 3,397,371.549 4,009,071.164 4,606,895.940 4,623,952.650 3,016,618.027
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.376449 $1.690206 $1.437733 $1.332796 $1.394618 $1.326356 $1.032066 $0.822853 $1.000000	$1.822112 $1.376449 $1.690206 $1.437733 $1.332796 $1.394618 $1.326356 $1.032066 $0.822853	868,030.835 1,031,502.343 1,155,462.321 1,215,475.466 1,571,138.908 1,866,371.111 2,154,253.500 2,218,436.894 1,517,655.370
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.262801 $1.416966 $1.285967 $1.155268 $1.250023 $1.234193 $1.012355 $0.891812 $1.000000	$1.488244 $1.262801 $1.416966 $1.285967 $1.155268 $1.250023 $1.234193 $1.012355 $0.891812	0.000 1,846,081 21,211.950 61,781.703 45,032.014 1,973.808 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.287661 $1.363171 $1.259053 $1.118520 $1.219059 $1.180427 $1.049463 $0.943774 $1.000000	$1.475264 $1.287661 $1.363171 $1.259053 $1.118520 $1.219059 $1.180427 $1.049463 $0.943774	447,921.155 479,834.159 531,754.995 660,205.674 731,315.317 969,865.100 1,115,090.000 1,275,332.359 1,034,833.184
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.415643 $1.577147 $1.474499 $1.286943 $1.371368 $1.296832 $1.024227 $0.908241 $1.000000	$1.712922 $1.415643 $1.577147 $1.474499 $1.286943 $1.371368 $1.296832 $1.024227 $0.908241	78,085.523 91,287.256 117,041.531 124,414.824 93,888.578 97,310.071 115,216.510 121,745.837 174,970.148
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.761200 $1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665 $1.000000	$2.371913 $1.761200 $1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665	97,724.851 110,609.107 150,872.163 173,093.023 185,493.309 240,117.860 243,161.774 182,212.312

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.065372 $2.106384 $1.678927 $1.517067 $1.480995 $1.336625 $1.025451 $0.888002 $1.000000	$2.755671 $2.065372 $2.106384 $1.678927 $1.517067 $1.480995 $1.336625 $1.025451 $0.888002	324,114.397 358,105.802 402,206.962 429,377.623 414,578.505 582,302.346 643,518.977 685,117.118 436,908.821
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.397821 $1.524046 $1.218638 $1.212400 $1.260073 $1.190931 $0.941938 $0.796140 $1.000000	$1.776092 $1.397821 $1.524046 $1.218638 $1.212400 $1.260073 $1.190931 $0.941938 $0.796140	436,535.449 512,464.626 554,133.851 647,388.572 738,813.715 1,008,314.776 1,063,365.281 1,147,797.023 692,876.172
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.499685 $1.545839 $1.239496 $1.154017 $1.194652 $1.308223 $0.938410 $0.786345 $1.000000	$2.091494 $1.499685 $1.545839 $1.239496 $1.154017 $1.194652 $1.308223 $0.938410 $0.786345	333,663.625 358,112.120 495,504.015 556,280.418 649,139.512 883,234.540 1,125,944.248 1,292,336.791 990,266.428
MFS ® Total Return Series – Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.413047 $1.520812 $1.375159 $1.280138 $1.304336 $1.220743 $1.041465 $0.951084 $1.000000	$1.675532 $1.413047 $1.520812 $1.375159 $1.280138 $1.304336 $1.220743 $1.041465 $0.951084	1,292,011.208 1,568,581.838 1,736,615.843 1,820,663.766 1,973,426.169 2,405,329.093 3,035,347.396 3,475,292.530 1,821,450.912
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.243940 $1.352050 $1.190539 $1.139088 $1.171908 $1.132054 $1.002282 $0.906361 $1.000000	$1.416357 $1.243940 $1.352050 $1.190539 $1.139088 $1.171908 $1.132054 $1.002282 $0.906361	0.000 0.000 0.000 0.000 13,255.303 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.932911 $1.117707 $0.970238 $0.917018 $0.993444 $1.132420 $0.932861 $0.799312 $1.000000	$1.036333 $0.932911 $1.117707 $0.970238 $0.917018 $0.993444 $1.132420 $0.932861 $0.799312	309,269.454 332,006.632 467,714.100 529,005.199 521,129.182 552,472.646 630,589.077 916,671.713 751,915.297

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.351397 $1.402025 $1.321828 $1.160880 $1.227823 $1.196206 $1.136758 $0.981190 $1.000000	$1.523652 $1.351397 $1.402025 $1.321828 $1.160880 $1.227823 $1.196206 $1.136758 $0.981190	1,838,214.881 1,975,490.521 2,239,833.890 2,553,931.855 2,728,738.639 3,190,541.165 3,632,211.765 4,251,533.161 2,648,261.228
TA Aegon High Yield Bond - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.325196 $1.379907 $1.303775 $1.148401 $1.215603 $1.188556 $1.132360 $0.979631 $1.000000	$1.490983 $1.325196 $1.379907 $1.303775 $1.148401 $1.215603 $1.188556 $1.132360 $0.979631	52,704.218 68,761.861 1,217,057.318 192,694.992 77,252.996 86,184.233 77,227.839 59,945.084 0.000
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.065021 $1.076165 $1.061904 $1.072449 $1.085316 $1.050526 $1.088502 $1.048784 $1.000000	$1.120747 $1.065021 $1.076165 $1.061904 $1.072449 $1.085316 $1.050526 $1.088502 $1.048784	540,543.178 629,007.596 948,915.582 990,316.206 1,353,926.598 1,387,845.868 1,996,232.207 3,432,076.750 2,446,350.719
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.045664 $1.059195 $1.048192 $1.060289 $1.075965 $1.043809 $1.084347 $1.047563 $1.000000	$1.097785 $1.045664 $1.059195 $1.048192 $1.060289 $1.075965 $1.043809 $1.084347 $1.047563	19,884.465 258,484.127 441,725.188 520,095.045 286,896.579 297,922.167 219,255.722 13,816.677 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.045664 $1.059195 $1.048192 $1.060289 $1.075965 $1.043809 $1.084347 $1.047563 $1.000000	$1.097785 $1.045664 $1.059195 $1.048192 $1.060289 $1.075965 $1.043809 $1.084347 $1.047563	81,989.260 360,024.422 208,611.508 866,477.628 610,395.096 420,798.270 298,605.386 63,860.629 73,445.872
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.532579 $1.754406 $1.526395 $1.345519 $1.413833 $1.276823 $0.993084 $0.900495 $1.000000	$1.874617 $1.532579 $1.754406 $1.526395 $1.345519 $1.413833 $1.276823 $0.993084 $0.900495	2,614,726.264 3,023,515.630 3,603,443.118 3,687,433.949 4,243,847.269 6,019,175.121 6,941,634.812 7,525,563.075 5,316,672.352

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.503547 $1.724779 $1.504490 $1.329958 $1.400932 $1.267819 $0.988483 $0.898357 $1.000000	$1.834137 $1.503547 $1.724779 $1.504490 $1.329958 $1.400932 $1.267819 $0.988483 $0.898357	357,521.370 416,416.223 494,909.347 523,649.465 371,102.760 425,428.188 292,813.454 78,671.190 0.000
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.162237 $1.309565 $1.191663 $1.199617 $1.222564 $1.090534 $1.063286 $0.859992 $1.000000	$1.436339 $1.162237 $1.309565 $1.191663 $1.199617 $1.222564 $1.090534 $1.063286 $0.859992	682,400.222 788,880.963 939,352.033 1,083,565.364 1,195,139.172 1,395,984.410 1,701,486.380 1,849,573.349 1,292,872.909
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.139506 $1.287340 $1.174656 $1.184927 $1.210900 $1.082712 $1.057575 $0.857268 $1.000000	$1.404810 $1.139506 $1.287340 $1.174656 $1.184927 $1.210900 $1.082712 $1.057575 $0.857268	157,035.398 205,461.519 236,754.123 277,058.382 275,110.830 248,910.096 200,718.679 28,363.030 0.000
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.922350 $0.917825 $0.929692 $0.941713 $0.953883 $0.966265 $0.978719 $0.991521 $1.000000	$0.928469 $0.922350 $0.917825 $0.929692 $0.941713 $0.953883 $0.966265 $0.978719 $0.991521	814,045.244 1,464,190.422 2,063,886.032 3,318,328.498 2,784,403.718 3,103,910.024 2,995,829.117 3,684,032.029 3,407,945.773
TA BlackRock Government Money Market - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.913598 $0.917820 $0.929687 $0.941713 $0.953883 $0.966265 $0.978719 $0.991521 $1.000000	$0.917362 $0.913598 $0.917820 $0.929687 $0.941713 $0.953883 $0.966265 $0.978719 $0.991521	3,354,662.259 3,126,853.260 527,584.906 2,928,733.404 1,987,170.005 242,504.364 59,175.539 0.000 0.000
TA BlackRock iShares Edge 40 - Initial Class(4) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.140771 $1.205570 $1.112782 $1.102686 $1.117872 $1.072752 $1.013864 $0.967676 $1.000000	$1.298514 $1.140771 $1.205570 $1.112782 $1.102686 $1.117872 $1.072752 $1.013864 $0.967676	484,854.831 442,989.165 465,602.434 835,158.342 861,321.393 1,092,612.933 981,553.973 766,875.888 350,215.543

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 40- Service Class(4) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.117824 $1.184896 $1.095922 $1.088476 $1.107271 $1.064637 $1.008986 $0.966175 $1.000000	$1.270119 $1.117824 $1.184896 $1.095922 $1.088476 $1.107271 $1.064637 $1.008986 $0.966175	80,197.535 82,210.312 84,264.879 86,485.206 89,172.402 114,297.953 110,950.093 112,799.837 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.270476 $1.346518 $1.221303 $1.179260 $1.196078 $1.153165 $1.039795 $0.957499 $1.000000	$1.468009 $1.270476 $1.346518 $1.221303 $1.179260 $1.196078 $1.153165 $1.039795 $0.957499	1,090,478.560 1,066,628.951 1,424,192.371 1,449,510.826 1,404,078.406 1,982,907.069 1,686,495.709 1,083,830.121 649,257.511
TA International Growth - Initial Class(8) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.051653 $1.294632 $1.030614 $1.043161 $1.055913 $1.128010 $0.967610 $0.802456 $1.000000	$1.325532 $1.051653 $1.294632 $1.030614 $1.043161 $1.055913 $1.128010 $0.967610 $0.802456	1,192,421.434 1,201,884.166 1,313,217.407 1,245,062.782 1,512,502.844 1,660,207.046 1,940,145.200 1,983,530.446 1,524,635.961
TA International Growth - Service Class(8) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.032458 $1.274791 $1.016904 $1.031467 $1.047424 $1.121739 $0.964879 $0.802057 $1.000000	$1.298499 $1.032458 $1.274791 $1.016904 $1.031467 $1.047424 $1.121739 $0.964879 $0.802057	69,814.437 75,951.237 77,795.317 73,869.659 60,717.462 29,418.404 55,205.734 38,045.632 0.000
TA Janus Balanced - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.302773 $1.320669 $1.146023 $1.114955 $1.128069 $1.059754 $0.901985 $0.812246 $1.000000	$1.566081 $1.302773 $1.320669 $1.146023 $1.114955 $1.128069 $1.059754 $0.901985 $0.812246	16,582.860 152,725.884 152,728.652 194,665.872 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.330794 $1.364830 $1.071645 $1.108186 $1.182083 $1.197279 $0.871655 $0.809531 $1.000000	$1.795996 $1.330794 $1.364830 $1.071645 $1.108186 $1.182083 $1.197279 $0.871655 $0.809531	1,457,314.710 1,684,352.805 1,784,701.046 1,775,369.247 2,035,169.580 2,652,635.744 2,869,888.199 3,042,533.935 2,070,210.326

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.305952 $1.342588 $1.056406 $1.095326 $1.171204 $1.189539 $0.867981 $0.808388 $1.000000	$1.757537 $1.305952 $1.342588 $1.056406 $1.095326 $1.171204 $1.189539 $0.867981 $0.808388	64,731.160 114,859.080 155,857.492 121,508.865 57,220.906 75,283.369 45,779.083 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.182080 $1.247147 $1.119868 $1.084257 $1.120284 $1.110542 $1.028645 $0.969736 $1.000000	$1.329137 $1.182080 $1.247147 $1.119868 $1.084257 $1.120284 $1.110542 $1.028645 $0.969736	2,984,480.220 3,193,499.246 4,167,506.225 5,259,905.736 5,153,393.093 8,892,497.477 11,432,846.364 13,956,332.224 12,611,725.981
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.159803 $1.227509 $1.104618 $1.072764 $1.110530 $1.103457 $1.024652 $0.968366 $1.000000	$1.300052 $1.159803 $1.227509 $1.104618 $1.072764 $1.110530 $1.103457 $1.024652 $0.968366	3,171,333.799 3,807,142.044 4,546,806.437 4,138,079.414 2,727,572.276 1,849,922.101 1,162,622.665 826,781.128 0.000
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.339695 $1.514646 $1.231044 $1.175565 $1.214290 $1.197390 $0.956509 $0.860594 $1.000000	$1.667025 $1.339695 $1.514646 $1.231044 $1.175565 $1.214290 $1.197390 $0.956509 $0.860594	2,474,688.131 2,811,636.398 3,124,434.752 3,617,478.606 3,932,337.528 6,331,595.118 7,184,229.732 7,032,009.103 4,178,661.604
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.314112 $1.490883 $1.214269 $1.162351 $1.202922 $1.189562 $0.953427 $0.859399 $1.000000	$1.632741 $1.314112 $1.490883 $1.214269 $1.162351 $1.202922 $1.189562 $0.953427 $0.859399	1,058,850.105 1,075,692.802 1,591,032.147 1,712,238.171 1,402,126.519 1,176,857.338 1,082,920.343 199,659.262 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.298424 $1.415472 $1.197111 $1.138120 $1.179251 $1.164625 $0.988219 $0.904807 $1.000000	$1.538250 $1.298424 $1.415472 $1.197111 $1.138120 $1.179251 $1.164625 $0.988219 $0.904807	7,039,539.765 7,433,641.041 8,278,797.779 9,214,342.579 10,118,311.446 13,933,716.051 17,289,294.597 19,883,165.262 10,968,823.485

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.272968 $1.391477 $1.179578 $1.124546 $1.168605 $1.155517 $0.983292 $0.902525 $1.000000	$1.505308 $1.272968 $1.391477 $1.179578 $1.124546 $1.168605 $1.155517 $0.983292 $0.902525	21,581,121.038 24,047,772.280 26,486,939.312 24,848,934.940 15,120,662.110 5,242,025.160 2,269,733.975 227,943.806 0.000
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.250799 $1.335628 $1.161654 $1.114691 $1.154901 $1.138415 $1.016044 $0.940572 $1.000000	$1.437501 $1.250799 $1.335628 $1.161654 $1.114691 $1.154901 $1.138415 $1.016044 $0.940572	7,892.614.991 9,566,690.696 11,887,053.354 13,093,325.038 15,130,816.408 20,768,499.675 22,782,809.445 25,982,087.315 16,923,962.053
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.226991 $1.313285 $1.145626 $1.102526 $1.145225 $1.130607 $1.011458 $0.939116 $1.000000	$1.407208 $1.226991 $1.313285 $1.145626 $1.102526 $1.145225 $1.130607 $1.011458 $0.939116	7,125,540.975 8,084,327.548 10,570,999.037 8,957,157.714 6,075,105.350 2,792,069.505 2,650,556.882 521,624.885 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.088661 $1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293 $1.000000	$1.163396 $1.088661 $1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293	20,312.551 20,226.882 22,242.317 24,698.778 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.887584 $2.034586 $1.701110 $1.547503 $1.568787 $1.391758 $1.063892 $0.926331 $1.000000	$2.441653 $1.887584 $2.034586 $1.701110 $1.547503 $1.568787 $1.391758 $1.063892 $0.926331	1,163,521.427 1,203,479.126 1,330,119.736 611,664.038 763,896.864 1,121,557.373 1,212,914.496 1,152,714.753 720,956.950
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.850918 $2.000051 $1.676876 $1.528612 $1.553997 $1.381251 $1.058930 $0.924052 $1.000000	$2.387886 $1.850918 $2.000051 $1.676876 $1.528612 $1.553997 $1.381251 $1.058930 $0.924052	48,212.879 64,995.277 70,493.544 74,907.565 78,795.403 108,736.104 36,238.166 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.034240 $1.189433 $0.991884 $0.994043 $1.026334 $1.047943 $0.943910 $0.850131 $1.000000	$1.200748 $1.034240 $1.189433 $0.991884 $0.994043 $1.026334 $1.047943 $0.943910 $0.850131	3,940,209.898 4,375,564.405 4,916,228.105 4,435,621.345 1,741,841.690 439,101.191 477,710.589 261,205.690 166,803.851
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.695322 $1.953802 $1.748540 $1.549928 $1.617610 $1.425063 $1.098067 $0.925191 $1.000000	$2.108608 $1.695322 $1.953802 $1.748540 $1.549928 $1.617610 $1.425063 $1.098067 $0.925191	419,381.355 499,943.007 608,613.141 654,714.841 619,025.222 1,007,175.962 944,473.309 682,457.114 318,669.537
TA JPMorgan Tactical Allocation - Service Class Subaccount inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.193264 $1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413 $1.000000	$1.318291 $1.193264 $1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413	94,205.958 97,007.371 120,656.037 122,319.961 51,665.227 52,188.402 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.218608 $1.293339 $1.154901 $1.127555 $1.162794 $1.126665 $1.024226 $0.957225 $1.000000	$1.391198 $1.218608 $1.293339 $1.154901 $1.127555 $1.162794 $1.126665 $1.024226 $0.957225	1,535,731.745 1,680,707.414 1,685,887.682 2,054,637.946 1,971,355.326 1,790,104.591 113,299.213 42,285.823 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.198470 $1.259424 $1.148998 $1.118320 $1.140704 $1.097977 $1.034940 $0.983382 $1.000000	$1.327319 $1.198470 $1.259424 $1.148998 $1.118320 $1.140704 $1.097977 $1.034940 $0.983382	83,708.716 87,908.119 201,569.551 655,304.163 605,732.533 720,811.547 326,935.471 303,882.335 4,393.390
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.282116 $1.399028 $1.196212 $1.157669 $1.215438 $1.184221 $1.009938 $0.917158 $1.000000	$1.511327 $1.282116 $1.399028 $1.196212 $1.157669 $1.215438 $1.184221 $1.009938 $0.917158	254,675.606 246,466.080 267,804.557 234,853.663 589,877.610 590,190.142 113,904.228 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Initial Class(9) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.364581 $2.245444 $1.584005 $1.641701 $1.487688 $1.421677 $0.971438 $0.851699 $1.000000	$2.888357 $2.364581 $2.245444 $1.584005 $1.641701 $1.487688 $1.421677 $0.971438 $0.851699	1,599,056.763 883,586.418 930,393.028 1,004,698.786 1,200,587.913 1,791,229.690 1,811,917.947 2,170,939.548 1,446,029.014
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.320419 $2.208614 $1.561588 $1.622447 $1.474679 $1.412126 $0.967289 $0.850599 $1.000000	$2.828282 $2.320419 $2.208614 $1.561588 $1.622447 $1.474679 $1.412126 $0.967289 $0.850599	97,488.238 17,384.154 20,620.252 58,553.999 26,013.871 62,639.366 22,848.417 5,931.263 0.000
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount Incepetion Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.129484 $1.238638 $1.105533 $1.071029 $1.098445 $1.094594 $0.969932 $0.894347 $1.000000	$1.313989 $1.129484 $1.238638 $1.105533 $1.071029 $1.098445 $1.094594 $0.969932 $0.894347	244,228.393 277,597.551 605,671.535 603,694.441 144,445.443 111,993.893 4,998.689 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.552035 $1.632049 $1.448446 $1.360126 $1.374858 $1.256868 $1.078138 $0.970264 $1.000000	$1.865642 $1.552035 $1.632049 $1.448446 $1.360126 $1.374858 $1.256868 $1.078138 $0.970264	780,190.515 755,922.083 867,111.018 1,105,998.003 1,085,014.357 1,816,260.789 2,043,719.965 2,177,091.629 1,029,505.422
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.522387 $1.604940 $1.428377 $1.344242 $1.362578 $1.249155 $1.074595 $0.968564 $1.000000	$1.825901 $1.522387 $1.604940 $1.428377 $1.344242 $1.362578 $1.249155 $1.074595 $0.968564	917,614.863 884,319.944 985,344.784 1,168,888.546 408,779.402 309,610.111 9,936.779 6,978.746 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.086202 $1.182430 $1.069068 $1.027642 $1.068208 $1.003511 $0.908877 $0.911793 $1.000000	$1.283240 $1.086202 $1.182430 $1.069068 $1.027642 $1.068208 $1.003511 $0.908877 $0.911793	8,644.198 8,800.161 8,951.084 52,303.335 7,672.406 7,800.538 5,506.085 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.021665 $1.091189 $1.001263 $0.966153 $0.999464 $0.931224 $0.872197 $0.870328 $1.000000	$1.185703 $1.021665 $1.091189 $1.001263 $0.966153 $0.999464 $0.931224 $0.872197 $0.870328	58,419.048 62,379.335 64,790.537 67,301.593 28,656.561 8,760.943 3,913.244 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.014610 $1.113401 $0.982208 $0.948724 $0.995460 $0.947793 $0.821991 $0.827002 $1.000000	$1.217488 $1.014610 $1.113401 $0.982208 $0.948724 $0.995460 $0.947793 $0.821991 $0.827002	0.000 0.000 0.000 0.000 0.000 852.184 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.115739 $1.137765 $1.098833 $1.083701 $1.090264 $1.055121 $1.096766 $1.033105 $1.000000	$1.194086 $1.115739 $1.137765 $1.098833 $1.083701 $1.090264 $1.055121 $1.096766 $1.033105	3,017,625.275 3,148,143.699 4,134,318.664 4,451,623.632 4,837,833.799 6,656,543.754 8,347,070.244 11,170,990.323 7,013,701.692
TA PIMCO Total Return - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.093850 $1.119559 $1.083737 $1.071272 $1.079613 $1.048165 $1.091991 $1.030784 $1.000000	$1.168547 $1.093850 $1.119559 $1.083737 $1.071272 $1.079613 $1.048165 $1.091991 $1.030784	259,858.838 328,398.654 429,881.740 482,260.875 450,109.872 499,131.695 430,900.925 144,624.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.992561 $1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818 $1.000000	$1.060179 $0.992561 $1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818	13,063.784 12,639.539 13,733.234 51,663.957 0.000 0.000 500.728 0.000 0.000
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.127125 $0.120913 $0.181069 $0.240072 $0.262324 $0.357087 $0.658986 $0.946023 $1.000000	$0.071710 $0.127125 $0.120913 $0.181069 $0.240072 $0.262324 $0.357087 $0.658986 $0.946023	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.154653 $1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563 $1.000000	$1.267881 $1.154653 $1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563	107,743.090 109,494.764 111,264.156 113,025.460 124,421.130 106,329.444 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.185353 $1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731 $1.000000	$1.300067 $1.185353 $1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731	3,379.675 3,446.170 9,931.668 22,407.217 23,059.304 15,840.703 2,397.373 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.210650 $1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070 $1.000000	$1.330823 $1.210650 $1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070	116,722.055 119,606.673 128,909.472 98,220.470 19,182.894 16,735.026 8,675.890 0.000 0.000
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.570471 $1.796908 $1.575209 $1.317337 $1.368847 $1.317788 $0.979264 $0.852386 $1.000000	$1.942232 $1.570471 $1.796908 $1.575209 $1.317337 $1.368847 $1.317788 $0.979264 $0.852386	33,310.428 34,645.196 103,380.220 124,290.169 138,269.481 271,808.769 314,429.667 329,820.918 556,842.470
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.541268 $1.767066 $1.553004 $1.302207 $1.356211 $1.309251 $0.974925 $0.851121 $1.000000	$1.900955 $1.541268 $1.767066 $1.553004 $1.302207 $1.356211 $1.309251 $0.974925 $0.851121	7,819.968 10,174.191 17,748.595 38,944.861 6,992.324 8,652.063 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.852579 $2.019850 $1.671725 $1.522556 $1.505710 $1.431530 $1.006543 $0.881399 $1.000000	$2.428118 $1.852579 $2.019850 $1.671725 $1.522556 $1.505710 $1.431530 $1.006543 $0.881399	1,129,467.411 1,287,669.786 1,330,055.889 1,369,613.754 1,440,765.100 2,323,224.622 2,833,291.843 2,921,384.151 2,281,291.122

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.818752 $1.987216 $1.649695 $1.505447 $1.492846 $1.423385 $1.003409 $0.880771 $1.000000	$2.376942 $1.818752 $1.987216 $1.649695 $1.505447 $1.492846 $1.423385 $1.003409 $0.880771	157,008.285 397,713.776 404,098.252 478,016.336 369,843.226 392,563.086 329,676.219 24,221.259 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.040824 $1.248170 $1.028680 $1.030911 $1.030745 $1.101239 $0.897154 $0.778470 $1.000000	$1.243887 $1.040824 $1.248170 $1.028680 $1.030911 $1.030745 $1.101239 $0.897154 $0.778470	614,787.674 666,648.198 639,336.932 664,226.077 811,901.826 1,280,305.640 1,460,663.936 1,678,276.769 831,366.484
TA TS&W International Equity - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.020579 $1.226429 $1.012838 $1.018179 $1.020797 $1.092872 $0.892288 $0.776340 $1.000000	$1.216397 $1.020579 $1.226429 $1.012838 $1.018179 $1.020797 $1.092872 $0.892288 $0.776340	94,514.104 99,604.972 109,785.677 221,764.579 151,039.678 155,388.741 106,953.725 5,900.056 0.000
TA WMC US Growth - Initial Class(14) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.900304 $1.921096 $1.506235 $1.484054 $1.407002 $1.282849 $0.981034 $0.878209 $1.000000	$2.627154 $1.900304 $1.921096 $1.506235 $1.484054 $1.407002 $1.282849 $0.981034 $0.878209	2,522,508.611 2,111,056.234 2,342,156.365 2,355,779.215 2,532,974.919 3,859,391.192 4,076,689.068 4,876,885.918 2,931,810.672

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class(14) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.864201 $1.889208 $1.485089 $1.467066 $1.393986 $1.274091 $0.976789 $0.876779 $1.000000	$2.570491 $1.864201 $1.889208 $1.485089 $1.467066 $1.393986 $1.274091 $0.976789 $0.876779	229,914.188 193,995.286 310,321.667 353,604.669 261,377.665 307,693.935 327,093.162 87,001.693 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective November 1, 2019, Transamerica BlackRock Smart Beta 40 VP was renamed Transamerica BlackRock iShares Edge 40 VP.
(5)	Effective November 1, 2019, Transamerica BlackRock Smart Beta 50 VP was renamed Transamerica BlackRock iShares Edge 50 VP.
(6)	Effective November 1, 2019, Transamerica BlackRock Smart Beta 75 VP was renamed Transamerica BlackRock iShares Edge 75 VP.
(7)	Effective November 1, 2019, Transamerica BlackRock Equity Smart Beta 100 VP was renamed Transamerica BlackRock iShares Edge 100 VP.
(8)	Effective May 1, 2020, Transamerica Greystone International Growth VP was renamed Transamerica International Growth VP.
(9)	Effective November 1, 2019, TA Jennison Growth was merged into TA Morgan Stanley Capital Growth.
(10)	Effective May 1, 2020, Transamerica BlackRock Global Allocation VP was renamed Transamerica Morgan Stanley Global Allocation VP.
(11)	Effective May 1, 2020, Transamerica BlackRock Global Allocation Managed Risk – Balanced VP was renamed Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP.
(12)	Effective May 1, 2020, Transamerica International Equity Index VP was renamed Transamerica MSCI EAFE Index VP.
(13)	Effective May 1, 2020, Transamerica U.S. Equity Index VP was renamed Transamerica S&P 500 Index VP.
(14)	Effective November 1, 2019, Transamerica Torray Concentrated Growth VP was merged into Transamerica WMC US Growth VP.

APPENDIX
POLICY VARIATIONS
The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.
Approximate First Issue Date
Policy Form Number	AV464 101 121 799	December 1999
	AV630 101 138 101	May 2001
	AV710 101 147 102	May 2002
	AV950 101 175 603	November 2003
Policy Endorsement Form Number	AE 1225 604 (ROP)	July 2006
	AE 1288 0608	June 2008

Product Feature	Extra SM Form Number: AV464 101 121 799 RGMI 1 798	Extra SM 2001 Form Number: AV630 101 138 101 RGMI 1 798	Extra SM 2002 Form Number: AV710 101 147 102 RGMI 1 798
Guaranteed Minimum Death Benefit Option(s)	Annual Step-Up Death Benefit—the largest policy value on the policy date or on any policy anniversary before you reach age 76; plus any premium payments you have made since then; minus any adjusted partial surrenders (discussed below) we have paid to you since then.
Option is available if owner or annuitant is 74 or younger.	Annual Step-Up Death Benefit—the largest policy value on the policy date or on any policy anniversary before you reach age 81; plus any premium payments you have made since then; minus any adjusted partial surrenders (discussed below) we have paid to you since then.
Option is available if owner or annuitant is 79 or younger.	A. Double Enhanced Death Benefit - greater of
 1) 6% Annually Compounding through age 80
 2) monthly step-up through age 80
B. Return of Premium
Option A is available if both owner and annuitant are under age 81. Option B is available if both owner and annuitant are under age 84.
Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A
Death Proceeds	Greatest of: 1) policy value 2) cash value 3) guaranteed minimum death benefit.	Greatest of: 1) policy value 2) cash value 3) guaranteed minimum death benefit.	Greatest of: 1) policy value 2) cash value 3) guaranteed minimum death benefit.
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.75% for Annual Step-Up.	• 1.75% for Annual Step-Up - first 10 Policy Years. • 1.55% for Annual Step-Up - after first 10 Policy Years.	• 1.75% for Return of Premium - for first 10 Policy Years.
• 1.30% for Return of Premium - after 10 Policy Years.
• 2.00% for Double Enhanced - for first 10 Policy Years.
• 1.55% for Double Enhanced - after first 10 Policy Years.
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	Yes - 1.55%	Yes - 1.25%	Yes - 1.25%
Fund Facilitation Fee	No	No	No
Premium EnhancementSM	Yes Up to 5% for ages 0-69 Up to 4% for ages 70+	Yes Up to 5% for ages 0-69 Up to 4% for ages 70+	Yes Up to 5% for ages 0-69 Up to 4% for ages 70+.
Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.
Annual Contract Charge (Service Charge)	Annual service charge of $40 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value is at least $100,000 or if the sum of your premiums, less all partial surrenders, is at least $100,000.	Annual service charge of $40 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value is at least $100,000 or if the sum of your premiums, less all partial surrenders, is at least $100,000.	Annual service charge of $40 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

POLICY VARIATIONS — (Continued)
Product Feature	Extra SM Form Number: AV464 101 121 799 RGMI 1 798	Extra SM 2001 Form Number: AV630 101 138 101 RGMI 1 798	Extra SM 2002 Form Number: AV710 101 147 102 RGMI 1 798
Optional Riders	• 5 for LifeSM 2005 • Family Income Protector • Managed Annuity Program • Managed Annuity Program II • Living Benefit Rider 2003 • Living Benefit Rider 2005 • Taxpayer • Taxpayer Plus 2 • Taxpayer 2003	• 5 for LifeSM 2005 • Family Income Protector • Managed Annuity Program • Managed Annuity Program II • Living Benefit Rider 2003 • Living Benefit Rider 2005 • Taxpayer • Taxpayer Plus 2 • Taxpayer 2003	• 5 for LifeSM 2005 • Family Income Protector • Managed Annuity Program • Managed Annuity Program II • Living Benefit Rider 2003 • Living Benefit Rider 2005 • Taxpayer • Taxpayer Plus 2 • Taxpayer 2003
Excess Interest Adjustment	Yes	Yes	Yes
Asset Rebalancing Option	Yes	Yes	Yes
Dollar Cost Averaging Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes
Unemployment Waiver	Yes	Yes	Yes
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	No	Yes - One per year.	Yes - One per year.

Product Feature	Extra SM 2002 (Revised) Form Number: AV710 101 147 102 RGMI 1 798	Extra SM 2003 Form Number: AV950 101 175 603	Extra SM 2008 Form Number: AV950 101 175 603
Death Proceeds	Greatest of: 1) policy value 2) cash value 3) guaranteed minimum death benefit.	Greatest of: 1) policy value 2) cash value 3) guaranteed minimum death benefit.	Greatest of: 1) policy value 2) cash value 3) guaranteed minimum death benefit.
Guaranteed Minimum Death Benefit Option(s)	Return of Premium Death Benefit (available if owner and annuitant are age 84 or younger).	Return of Premium Death Benefit (RGMD 8 0603) available if owner and annuitant are age 84 or younger.	A. Return of Premium Death Benefit (RGMD 8 0603)
B. Modal Step Up (RGMD 5 0103)
C. Double Enhanced (RGMD 15 0108)
For riders issued on or after December 12, 2011. Option A is available is owner and annuitant are age 86 or younger.
For riders issued prior to December 12, 2011. Option A is available if owner and annuitant are age 90 or younger.
Option B and Option C are available if owner and annuitant are age 75 or younger.

POLICY VARIATIONS — (Continued)
Product Feature	Extra SM 2002 (Revised) Form Number: AV710 101 147 102 RGMI 1 798	Extra SM 2003 Form Number: AV950 101 175 603	Extra SM 2008 Form Number: AV950 101 175 603
Double Enhanced Death Benefit Designated Funds
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.	N/A	N/A	• AB Balanced Wealth Strategy Portfolio - Class B
• American Funds - Asset Allocation FundSM - Class 2
• American Funds - Bond FundSM - Class 2
• Fidelity® VIP Balanced Portfolio - Service Class 2
• Franklin Allocation VIP Fund - Class 4
• State Street Total Return V.I.S. Fund - Class 3
• TA BlackRock iShares Edge 40- Service Class
• TA BlackRock Government Money Market - Service Class
• TA Aegon U.S. Government Securities - Service Class
• TA American Funds Managed Risk - Balanced - Service Class
• TA BlackRock iShares Edge 100 - Service Class
• TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class
• TA BlackRock Global Allocation Managed Risk - Growth - Service Class
• TA BlackRock iShares Edge 50 - Service Class
• TA BlackRock iShares Edge 75 - Service Class
• TA MSCI EAFE Index - Service Class
• TA JPMorgan Asset Allocation - Conservative - Service Class
• TA JPMorgan Asset Allocation - Moderate Growth - Service Class
• TA JPMorgan Asset Allocation - Moderate - Service Class
• TA JPMorgan International Moderate Growth - Service Class
• TA Managed Risk - Balanced ETF - Service Class
• TA Managed Risk - Conservative ETF - Service Class
• TA Managed Risk - Growth ETF - Service Class
• TA Multi-Managed Balanced - Service Class
• TA PIMCO Total Return - Service Class
• TA QS Investors Active Asset Allocation - Conservative - Service Class
• TA S&P 500 Index - Service Class

POLICY VARIATIONS — (Continued)
Product Feature	Extra SM 2002 (Revised) Form Number: AV710 101 147 102 RGMI 1 798	Extra SM 2003 Form Number: AV950 101 175 603	Extra SM 2008 Form Number: AV950 101 175 603
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.75% for Return of Premium - for first 10 Policy Years. • 1.30% for Return of Premium - after 10 Policy Years.	• 1.75% for Return of Premium - for first 10 Policy Years. • 1.30% for Return of Premium - after 10 Policy Years.	• 1.65% for Return of Premium. • 1.85% for Annual Step-Up. • 2.30% for Double Enhanced.
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	Yes - 1.25%	Yes - 1.25%	Yes - 1.25%
Fund Facilitation Fee	No	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.
• 0.10% if you choose TA BlackRock Global Allocation.	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AB Balanced Wealth Strategy Portfolio or State Street Total Return V.I.S. Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund, TA International Equity Index or TA U.S. Equity Index.
• 0.10% if you choose TA BlackRock Global Allocation.
Premium EnhancementSM	Yes –4%	Yes –4% - 5.5%	Yes –Based on Attained Age Age 0-59 = 5.5% Age 60-69 = 5% Age 70-79 = 4% Age 80+ = 2%
Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.
Annual Contract Charge (Service Charge)	Annual service charge of $40 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.	Annual service charge of $40 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $100,000.	Annual service charge currently of $35 (can charge up to $40, but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $100,000.
Optional Riders	• 5 for LifeSM 2005 • 5 for LifeSM with Growth • 5 for LifeSM Growth with Death Benefit • Living Benefit Rider 2003 • Living Benefit Rider 2005 • Tax Payer 2003 • Taxpayer Plus 2	• Living Benefit Rider 2003
• Living Benefit Rider 2005
• 5 for LifeSM 2005
• Income SelectSM for Life
• Retirement Income Choice®
• Retirement Income Choice® 2008 (with Double Withdrawal Base Benefit)
• Retirement Income Choice® 1.2
• Retirement Income Choice® 1.4
• Retirement Income Max®
• Taxpayer 2003
• Taxpayer Plus 2	• Living Benefit Rider 2005
• Retirement Income Choice®
• Retirement Income Choice® 2008 (with Double Withdrawal Base Benefit)
• Retirement Income Choice® 1.2
• Retirement Income Choice® 1.4
• Retirement Income Choice® 1.6
• Income LinkSM
• Retirement Income Max®
• Taxpayer 2003
• Taxpayer Plus 2
Excess Interest Adjustment	Yes	Yes	Yes
Asset Rebalancing Option	Yes	Yes	Yes
Dollar Cost Averaging Option	Yes	Yes	Yes

POLICY VARIATIONS — (Continued)
Product Feature	Extra SM 2002 (Revised) Form Number: AV710 101 147 102 RGMI 1 798	Extra SM 2003 Form Number: AV950 101 175 603	Extra SM 2008 Form Number: AV950 101 175 603
Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes
Unemployment Waiver	Yes	Yes	Yes
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - We reserve the right to limit to one per year.	Yes - We reserve the right to limit to one per year.

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if the guaranteed interest rate set by the Company has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current Rate = 8.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of Policy Year 2
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Amount subject to Excess Interest Adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess Interest Adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess Interest Adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055 * 0.085) * (42/12)
= -5,250.00, but Excess Interest Adjustment cannot cause the adjusted Policy Value to fall below the Excess Interest Adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted Policy Value = Policy Value + Excess Interest Adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (Adjusted Policy Value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current Rate = 4.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of Policy Year 2
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Amount subject to Excess Interest Adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess Interest Adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess Interest Adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted Policy Value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of Your state. For the purpose of these illustrations no surrender charges are assumed.

Excess Interest Adjustment Examples — (Continued)
On a withdrawal, the Company will pay the policyholder the full amount of withdrawal requested (as long as the Policy Value is sufficient). Amounts withdrawn will reduce the Policy Value by an amount equal to:
R - E + SC
R	=	the requested withdrawal;
E	=	the Excess Interest Adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Withdrawal, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current rate = 6.5% per annum
Withdrawal of $20,000 in the middle of Policy Year 2
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Excess Interest Adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining Policy Value at middle of Policy Year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Withdrawal, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current rate = 4.5% per annum
Partial Withdrawal of $20,000 in the middle of Policy Year 2
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Excess Interest Adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining Policy Value at middle of Policy Year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87

APPENDIX
Death Benefit
Adjusted Withdrawals. If You take a withdrawal, then Your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between Your Death Proceeds and Policy Value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the Death Proceeds immediately prior to the withdrawal divided by the Policy Value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = Death Proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = Policy Value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = Cash Value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and Policy Value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in Policy Value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New Policy Value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the Policy Value because the guaranteed minimum death benefit was greater than the Policy Value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in Policy Value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New Policy Value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and Policy Value are reduced by the same amount because the Policy Value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole Owner and Annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.

APPENDIX
ADDITIONAL DEATH DISTRIBUTIONSM RIDER
The following example illustrates the Additional Death DistributionSM additional death benefit payable by this rider as well as the effect of a withdrawal on the Additional Death DistributionSM benefit amount. The Annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy Value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross withdrawals after the rider date = $30,000
Policy Value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (Policy Value on date of surrender – Policy Value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy Value on the date of death benefit calculations:	$175,000
Rider earnings (= Policy Value on date of death benefit calculations – Policy Value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy Value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross withdrawals after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy Value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= Policy Value on date of death benefit calculations – Policy Value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+SM RIDER
Assume the Additional Death Distribution+SM rider is added to a new policy opened with $100,000 initial premium payment. The Annuitant is less than age 70 on the rider date. On the first and second rider anniversaries, the Policy Value is $110,000 and $95,000 respectively when the rider fees are deducted. The Annuitant adds a $25,000 premium payment in the 3rd rider year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the Death Proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial Policy Value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * Policy Value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * Policy Value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total Death Proceeds in 5th rider year (= base policy Death Proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00

APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX
PAM METHOD TRANSFERS
To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
Where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
Where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
♦	The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.

PAM METHOD TRANSFERS — (Continued)
♦	The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
FATT = 95
SATT = 105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.06 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other investment options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT And SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the policy value recovered further the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other investment options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= .329488
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX
Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base. Gross withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit. Gross withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The 5 For LifeSM,5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the 5 For LifeSM, 5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders.

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
ADB	Additional Death Benefit
ADD	Additional Death Distribution
ADD+	Additional Death Distribution Plus
DB	Death Benefit
DCA	Dollar Cost Averaging
FIP	Family Income Protector
GFV	Guaranteed Future Value
GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
GMWB	Guaranteed Minimum Withdrawal Benefit
GPO	Guaranteed Period Option
GPS	Guaranteed Principal SolutionSM
IE	Income EnhancementSM
ILSD	Income Link Start Date
ILSW	Income Link Systematic Withdrawal
Abbreviation	Definition
ILWY	Income Link Withdrawal Year
ISFL	Income SelectSM For Life
MAP	Managed Annuity Program
MAV	Minimum Annuitization Value
MAWA	Maximum Annual Withdrawal Amount
MIB	Minimum Income Base
MRWA	Minimum Remaining Withdrawal Amount
N/A	Not Applicable
OAM	Open Allocation Method
PAM	Portfolio Allocation Method
RDB	Rider Death Benefit
RIC	Retirement Income Choice®
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Income LinkSM Rider Specific Withdrawal Benefit Terms:
Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner. The RWA is zero prior to the establishment of this date. The date and the corresponding withdrawal option can change any time prior to the ILSD. Once ILSD is set, it cannot be changed.
ILSD - This is the date the policy owner elects to begin receiving payments using one of the 4 ILSW options. This date may be changed prior to the establishment of the withdrawal year.
ILWY - Also known as the withdrawal year, is each 12 month period beginning on the ILSD. This is the time period for withdrawing your RWA which is reset at the beginning of each withdrawal year.
ILSW - This rider offers 4 new systematic payment options specific to this rider only. ANY withdrawal that is not an ILSW (including other systematic payment options) will be treated as a 100% excess.
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Purpose of Rider	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MAV that you will have to apply to a payment option.
• Growth rate for MAV is currently at 6% but will never be less than 3%.
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MIB that you will have to apply to a payment option.
• Growth rate for MIB is 6% but will never be less than 3%
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MIB that you will have to apply to a payment option.
• Growth rate for MIB is 5% but there is no guaranteed minimum growth rate for the rider and it could be as low as 0%
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• If you terminate the FIP rider (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after December of 2000 and prior to February of 2002.
NOTE: As of February 2002, no new issues of this rider are allowed. This does not change any of the other terms and conditions of the FIP riders issued before February of 2002.	• Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)
• If you terminate the MAP (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after March of 2001 and prior to January of 2003.
NOTE: As of January 24, 2003, no new issues of this rider are allowed. This does not change any of the other terms and conditions of any MAP riders added on or before January 24, 2003.	• Issue age 0-84, but not yet 85 years old (unless state law requires a lower maximum issue age)
• If you terminate the MAP II (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after September of 2002 and prior to January of 2003.
NOTE: As of January 24, 2003, no new issues of this rider are allowed. This does not change any of the other terms and conditions of any MAP II riders added on or before January 24, 2003.
Base Benefit and Optional Fees	Prior to Annuitization (Accumulation Phase)
Base fee is 0.30% of the MAV
After Annuitization (Income Phase)
Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.	Prior to Annuitization (Accumulation Phase)
Base fee is 0.45% of the MIB
After Annuitization (Income Phase)
		Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.	Prior to Annuitization (Accumulation Phase) Currently 0.45% of the MIB After Annuitization (Income Phase) Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.
Fee Frequency	• The rider fee is charged annually on the rider date prior to annuitization.
• Fee is also assessed at time of total surrender of the annuity, or annuitization.
• The rider fee is waived if the policy value is greater than 200% of the MAV.	• The rider fee is charged annually on the rider date prior to annuitization.
• Fee is also assessed at time of total surrender of the annuity, or annuitization.
		• The rider fee is waived if the policy value is greater than 200% of the MIB.	• The rider fee is charged annually on the rider date prior to annuitization. • Fee is also assessed at time of total surrender of the annuity, or annuitization.
Death Benefit	N/A	N/A	N/A
Investment restrictions and/or Designated Funds Available	N/A	N/A	N/A
Withdrawal Benefits	N/A	N/A	N/A
Automatic Step-Up Benefit	N/A	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Exercising Rider	• Must wait a minimum of 10 years to annuitize with the benefits of this rider.
• Once the 10-year waiting period has been satisfied, may only annuitize within 30 days after any policy anniversary prior to the 95th birthday in order to utilize the benefit of the FIP.
• Annuity payments under the FIP are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain	• May annuitize within 30 days after any rider anniversary prior to the 95th birthday.
• If you annuitize any time other than 30 days after any rider anniversary prior to the 95th birthday you cannot utilize the benefits of the MAP.
• Annuity payments under the MAP are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain	• May annuitize within 30 days after any rider anniversary prior to the 95th birthday.
• If you annuitize any time other than 30 days after any rider anniversary prior to the 95th birthday you cannot utilize the benefits of the MAP II.
• Annuity payments under the MAP II are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Life w/20 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain
–Joint Life & Full Survivor w/20 Years Certain
Income Benefit or Other Benefit Payout Considerations	If you choose to annuitize your policy prior to the end of the 10 year waiting period, you may not utilize the benefit of the FIP rider.	If you annuitize using the MAP rider before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment resulting in lower payments than if an annuity factor age adjustment was not used. The age adjustment shown in the table below should be subtracted from your current age nearest birthday. The years shown in the table below should be considered complete years since the Rider Date and the age adjustment is as follows:
Rider YearsAge Adjustment

 1................................................9
 2................................................8
 3................................................7
 4................................................6
 5................................................5
 6................................................4
 7................................................3
 8................................................2
 9................................................1
10+............................................0	If you annuitize using the MAP II rider before the 10th rider anniversary, the MAP II annuity income will not be fully vested and the first payment will be calculated with an annuity income vesting percentage of less than 100%, which reduces the amount of your first payment by up to 50%. The years shown in the table below should be considered complete years since the Rider Date and the income vesting schedule is as follows:
Rider YearsVesting %

 1...........................................50%
 2...........................................55%
 3...........................................60%
 4...........................................65%
 5...........................................70%
 6...........................................75%
 7...........................................80%
 8...........................................85%
 9...........................................90%
10.......................................100%

RIDER GRID VARIATIONS — (Continued)
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Rider Upgrade	• Can upgrade the rider within 30 days after any policy anniversary, prior to the annuitant's 85th birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of the upgrade, including any charges and features.
• Effective between February of 2002 and May of 2003 the rider available for upgrade was the MAP.
• Effective since May of 2003 the rider available for upgrade is the MAP II.	• Can upgrade any time after the first Rider Anniversary and prior to the annuitant's 91st birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of the upgrade, including any charges and features.
• Effective May of 2003 the only rider available for upgrade is the MAP II.	• Can upgrade any time within 30 days after any Rider Anniversary prior to the annuitant's 85th birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of upgrade, including all its charges and features.
Rider Termination	The rider is irrevocable and cannot be terminated upon request. The rider however can be terminated upon the earliest of the following:
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MAV under the FIP);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).	The rider will terminate upon the earliest of the following:
• the date we receive written notice from you requesting termination of the MAP (you may not terminate the rider before the first rider anniversary);
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MIB under the MAP);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).	The rider will terminate upon the earliest of the following:
• the date we receive written notice from you requesting termination of the MAP II (you may not terminate the rider before the first rider anniversary);
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MIB under the MAP II);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).

Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Purpose of Rider	This is an Additional Death Benefit Rider which can pay an additional benefit at time of death to help alleviate the burden of taxes.	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age) • Not available in all states. • Can be added at any time including post-issue.	• Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial.
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age at least 55 years old and not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial).
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of Policy Value - 0.25%	Percentage of TWB - 0.60% (prior to 11/4/13)	Growth Only - Percentage of TWB - 0.60% (prior to 11/4/13) Growth and Death - Percentage of TWB - 0.85% (prior to 11/4/13)
Fee Frequency	Assessed each rider anniversary and at rider termination and equal to the policy value multiplied by rider fee percentage.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	The rider itself provides an additional death benefit to help alleviate the burden of taxes upon death for the beneficiary of the tax-deferred annuity.	Upon the death of the annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	• Growth Only - N/A
• Growth and Death - Upon the death of an annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	N/A	TA Aegon Government Money Market
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Growth
TA JPMorgan International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA Aegon Government Money Market
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Growth
TA JPMorgan International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.	N/A	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Exercising Rider	Amount is paid whenever a death benefit is paid and the rider is attached.
• amount paid=ADB Factor x Rider Earnings*
• ADB Factor - 40% for issue ages 0-70 and 25% for issue ages 71-80.
*Rider earnings are defined as:
–the death proceeds of the base policy; minus
–policy value on the rider date; minus
–premium payments after the rider date; plus
–surrenders after the rider date that exceed the rider earnings on the date of the surrender.
NOTE: No benefit is payable under the ADB rider if there are no rider earnings on the date the death benefit is calculated.	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).
Income Benefit or Other Benefit Payout Considerations	Spousal Continuation:
	If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Benefit, the spouse will generally receive a one-time policy value increase equal to the Additional Death Benefit. At this time the rider will terminate.	N/A	Growth: The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.
Rider Upgrade	N/A	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 90 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
Rider Termination	The rider can be added or dropped at any time. If the rider is dropped and re-added, the rider will only cover earnings accumulated since the rider was re-added.
The rider will remain in effect until:
• you cancel it by notifying our administrative office in writing.
• the policy is annuitized or surrendered
• or the additional death benefit is paid.	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Purpose of Rider	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age at least 55 years old, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 0.75% (prior to 11/4/13)	Percentage of “Principal Back” TWB - 0.90% (5/1/2009 - 11/3/13) Percentage of “Principal Back” TWB - 0.60% (prior to 5/1/2009)	Percentage of the TWB. Additional option fees would be added to the base.
Single Life

(5/1/07 - 11/3/13)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
(prior to 5/1/07)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
IE Benefit Fee............................0.10%
Joint Life
(5/1/07 - 11/3/13)
Base Fee.....................................0.60%
Growth Benefit Fee...................0.50%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
(prior to 5/1/07)
Base Fee.....................................0.60%
Growth Benefit Fee...................0.50%
DB Fee......................................0.20%
IE Benefit Fee............................0.20%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Death Benefit	N/A	N/A	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of the annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Must adhere to the Portfolio Allocation Method. See below.	Must adhere to the Portfolio Allocation Method. See below.	TA Aegon Government Money Market
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts
Allocation Methods	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
Current PAM Safe Fund: TA U.S. Government Securities	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
		Current PAM Safe Fund: TA U.S. Government Securities	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Withdrawal Benefits - See “Living Benefits Rider Adjusted Partial Withdrawals” and “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendices for examples showing the effect of withdrawals on the WB.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age at the time of the first withdrawal.
• Starting with January 1st following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st following the Rider Date, the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Exercising Rider	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit.
Exercising the Income Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical impairment; does not include dementia, Alzheimer's or other forms of mental illness.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
Income Benefit or Other Benefit Payout Considerations	The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.
Year Rec'd% Added to GFV

 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.	The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.
Year Rec'd% Added to GFV

 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.	Growth: This optional feature rewards the policyholder for delaying their first withdrawal. The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.
The income benefit percentage is determined by the annuitant's2 age at the time of the first withdrawal taken on or after January 1st following the annuitant's2 59th birthday. The income benefit percentage is as follows:
Age 1st WDFor Life WD%

 55-58..................................0.0%
 59-64..................................4.5%
 65-69..................................5.0%
 70-74..................................5.5%
 75-79..................................6.0%
 80-84..................................6.5%
 85-89..................................7.0%
 90-94..................................7.5%
 95+......................................8.0%
Please note that once established at the time of the first withdrawal, the income benefit percentage will not increase even though the annuitant's2 age increases.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Rider Upgrade	Rider upgrades are not available.	• May upgrade anytime after the 5th Anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• Must be prior to the annuitant's 86th birthday
• An upgrade will reset the MRWA, TWB, MAWA and the GFV values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• Upgrades allowed within 30 day window following the 1st rider anniversary and each rider anniversary thereafter.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the MRWA, TWB, MAWA and the Income Benefit Percentage determination.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue
Percentage of WB. Additional option fees would be added to the base.

Single Life
(prior to 11/4/13)
Base Fee.....................................0.60%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
Joint Life
(prior to 11/4/13)
Base Fee.....................................0.90%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
Percentage of WB. Additional option fees would be added to the base.

Single Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
Joint Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees
(2/21/11 - 11/3/13)
Group A....................................1.40%
Group B....................................1.00%
Group C....................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
IE Single Life.............................0.15%
IE Joint Life..............................0.30%
Base Benefit Fees
(9/21/09 - 2/2011)
Group A....................................1.25%
Group B....................................0.90%
Group C....................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
IE Single Life.............................0.15%
IE Joint Life..............................0.30%

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA 60/40 Allocation
TA AB Dynamic Allocation
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA American Funds Managed Risk – Balanced
TA BlackRock Global Allocation
TA BlackRock IShares Edge 50
TA BlackRock IShares Edge 75
TA BlackRock Tactical Allocation
TA Janus Balanced
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Core Bond
TA JPMorgan International Moderate Growth
TA JPMorgan Tactical Allocation
TA Legg Mason Dynamic Allocation – Balanced
TA Legg Mason Dynamic Allocation – Growth
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Market Participation Strategy
TA Morgan Stanley Global Allocation Managed Risk – Balanced
TA Multi-Managed Balanced
TA PIMCO Tactical – Balanced
TA PIMCO Tactical – Conservative
TA PIMCO Tactical – Growth
TA PIMCO Total Return
TA PineBridge Inflation Opportunities
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation – Moderate Growth
TA QS Investors Active Asset Allocation - Moderate
Fixed Account GPOs or DCA Accounts	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA 60/40 Allocation
TA AB Dynamic Allocation
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA American Funds Managed Risk – Balanced
TA BlackRock Global Allocation
TA BlackRock IShares Edge 50
TA BlackRock IShares Edge 75
TA BlackRock Tactical Allocation
TA Janus Balanced
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Core Bond
TA JPMorgan International Moderate Growth
TA JPMorgan Tactical Allocation
TA Legg Mason Dynamic Allocation – Balanced
TA Legg Mason Dynamic Allocation – Growth
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Market Participation Strategy
TA Morgan Stanley Global Allocation Managed Risk – Balanced
TA Multi-Managed Balanced
TA PIMCO Tactical – Balanced
TA PIMCO Tactical – Conservative
TA PIMCO Tactical – Growth
TA PIMCO Total Return
TA PineBridge Inflation Opportunities
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation – Moderate Growth
TA QS Investors Active Asset Allocation - Moderate
Fixed Account GPOs or DCA Accounts	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA 60/40 Allocation
TA BlackRock Global Allocation
TA BlackRock IShares Edge 75
TA Janus Balanced
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan International Moderate Growth
TA Legg Mason Dynamic Allocation – Growth
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PIMCO Tactical – Growth
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk - Balanced
TA BlackRock IShares Edge 50
TA BlackRock Tactical Allocation
TA JPMorgan Asset Allocation – Moderate
TA Legg Mason Dynamic Allocation – Balanced
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Market Participation Strategy
TA Morgan Stanley Global Allocation Managed Risk - Balanced
TA PIMCO Tactical – Balanced
TA QS Investors Active Asset Allocation - Moderate
Designated Allocation Group C
American Funds - Bond Fund
TA AB Dynamic Allocation
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PIMCO Tactical – Conservative
TA PIMCO Total Return
TA PineBridge Inflation Opportunities
TA QS Investors Active Asset Allocation - Conservative
Fixed Account
Allocation Methods	N/A	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDFor Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) the RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
Age 1st WDJoint Life WD%

 0-58....................................0.0%
 59-69..................................4.5%
 70-79..................................5.5%
 80+ .....................................6.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 2/1/2010) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58..................................0.0%
 59-64..................................4.0%
 65-74..................................5.0%
 75 + .....................................6.0%
Age 1st WDJoint Life WD%
 0 - 58..................................0.0%
 59-64..................................3.5%
 65-74..................................4.5%
 75 + .....................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee. Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
Double Withdrawal Base Feature: If no withdrawals have been made within the first 10 rider years or the anniversary following attained age 67, the WB on that rider anniversary will be the greater of;
1) the current WB; or
2) premiums applied within 90 days of the rider date multiplied by 2.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees tiered withdrawals for the annuitant's2 lifetime.
• The policyholder can withdraw (required to use systematic withdrawals) the RWA each rider year until the death of the annuitant[2].
• This benefit is intended to provide a level of tiered payments regardless of the performance of the designated variable investment option you select.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 55-80, but not yet 81 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.
Base Benefit Fees

(12/12/11 - 11/3/13)
OAM Option.................................................1.25%
Group A.........................................................1.55%
Group B.........................................................1.10%
Group C.........................................................0.70%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.30%
IE Joint Life....................................................0.50%
Base Benefit Fees

(2/21/11 - 12/12/11):
OAM Option.................................................1.20%
Group A.........................................................1.40%
Group B.........................................................1.00%
Group C.........................................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%
Base Benefit Fees

(5/1/09 - 2/20/11):
OAM Option.................................................1.10%
Group A.........................................................1.25%
Group B.........................................................0.90%
Group C.........................................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
	IE Joint Life....................................................0.30%	Percentage of TWB - 0.90% for Single and Joint Life Riders (prior to 11/3/2013)

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Fee Frequency	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent calendar rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is adjusted for new deposits that increase the WB and decreased for withdrawals that are not ILSW or RMD systematic withdrawals.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is assessed at the time of rider termination or full surrender.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
	The RDB does not reset due to the automatic step-up feature.	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA 60/40 Allocation
TA BlackRock Global Allocation
TA BlackRock iShares Edge 75
TA Janus Balanced
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan International Moderate Growth
TA Legg Mason Dynamic Allocation - Growth
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PIMCO Tactical - Growth
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk - Balanced
TA BlackRock iShares Edge 50
TA BlackRock Tactical Allocation
TA JPMorgan Asset Allocation - Moderate
TA Legg Mason Dynamic Allocation - Balanced
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Market Participation Strategy
TA Morgan Stanley Global Allocation Managed Risk - Balanced
TA PIMCO Tactical - Balanced
TA QS Investors Active Asset Allocation – Moderate
Designated Allocation Group C
American Funds Bond Fund
TA AB Dynamic Allocation
TA Aegon Government Money Market
TA Aegon US Government Securities
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA PineBridge Inflation Opportunities
TA QS Investors Active Asset Allocation - Conservative
Fixed Account	American Funds Bond Fund
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA JPMorgan Asset Allocation - Conservative
TA JP Morgan Core Bond
TA JP Morgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account
Allocation Methods	Open Allocation Method (OAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money will be moved back into the separate accounts (pro-rata based on the policy holder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of the OAM investment options.
	Current OA Subaccount: TA ProFund UltraBear	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” and “Adjusted Partial Withdrawals - Income Link” appendices for examples showing the effect of withdrawals on the WB.
The percentage (after 12/12/2011) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58........................................................0.0%
 59-64........................................................4.0%
 65-79........................................................5.0%
 80 + .........................................................6.0%
Age 1st WDJoint Life WD%
 0 - 58........................................................0.0%
 59-64........................................................3.5%
 65-79........................................................4.5%
 80 + ..........................................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
–After 2/1/2010 and prior to 12/12/2011 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-64 65-74 75+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.	Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner.
ILSD - This is the date the policy owner elects to begin receiving payments.
ILWY - This is each 12 month period beginning on the ILSD and establishes the time period for withdrawing your RWA and is reset at the beginning of each withdrawal year.
ILSW - There are 4 systematic payment options specific to this rider. Any withdrawal that is not an ILSW will be considered an excess withdrawal.
The withdrawal percentage is used to calculate the RWA and is determined by electing a withdrawal option, which is not required to elect at the time of issue. Once selected, the ILSWs are not required to begin immediately. Your withdrawal option is not locked in until the ILSD and the percentage is not recalculated at the time of an automatic step-up. Withdrawal options are as listed below:
Single Life
5% for 7 years and 4% thereafter
6% for 6 years and 4% thereafter
7% for 5 years and 4% thereafter
8% for 4 years and 4% thereafter
9% for 3 years and 4% thereafter
10% for 2 years and 4% thereafter
Joint Life
4.5% for 7 years and 3.5% thereafter
5.5% for 6 years and 3.5% thereafter
6.5% for 5 years and 3.5% thereafter
7.5% for 4 years and 3.5% thereafter
8.5% for 3 years and 3.5% thereafter
9.5% for 2 years and 3.5% thereafter
On each ILSD and the beginning of each ILWY thereafter, the RWA is equal to the withdrawal option percentage multiplied by the withdrawal base.
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary; or
3) The highest policy value on a rider monthiversarySM for the current rider year*
* Item 3) is set to zero if there have been any withdrawals that are not ILSW or RMD systematic withdrawals in the current rider year. The highest monthly value is the largest policy value on each rider monthiversary during the rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
	–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each withdrawal year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Systematic Withdrawal Options:
1. 72t/72q SPO - This allows fixed level payments that will not change for at least 5 years and payments will not exceed RWA. Only 5, 6 and 7 year options available.
2. RMD Only SPO - This allows a modal amount equal to the annual RMD requirement for the current calendar year less all withdrawals taken in current calendar year divided by the number of payments remaining in the calendar year. Will not reduce RWA and is only available prior to ILSD.
3. RWA SPO no RMD kick out - Allows modal payments of the remaining RWA divided by the number of payments remaining in the current withdrawal year. Payments will be adjusted for any step-ups, premium additions or excess withdrawals and will reduce the RWA with each payment.
4. RWA SPO with RMD kick out - This allows for payments equal to #3 above with an additional payment to satisfy the RMD paid on December 27th each calendar year. Modal payments are not affected by this RMD payment.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• No upgrades allowed, however the owner may terminate the existing rider any time after the 5th rider anniversary and add the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• New rider addition will be subject to issue age restrictions of the rider at the time of termination and re-addition. Currently the maximum age is 80 years old.
• Rider availability and fees are subject to what applies to the new rider being added.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed at any time after the 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still available.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

APPENDIX
Guaranteed Lifetime Withdrawal Benefit
Adjusted withdrawals - Income LinkSM Rider (No Longer Available)
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM rider Systematic Withdrawals (“ILSW”)
Withdrawal Base.  Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:
1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.
Assumptions:
WB = $100,000
RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)
ILSW = $500 per month
Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)
PV = $90,000
Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).
Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.
1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments
2.	($10,000 / ($90,000)) * $100,000 = $11,111
Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount?
$11,111 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $11,111 = $88,889
Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?
$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667

Guaranteed Lifetime Withdrawal BenefitAdjusted withdrawals - Income LinkSM Rider (No
Longer Available) — (Continued)
Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.
New Income LinkSM rider systematic withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new Income LinkSM rider systematic withdrawal amount?
$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444
Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA EXTRASM VARIABLE ANNUITY
Issued through
SEPARATE ACCOUNT VA B
Offered by
TRANSAMERICA LIFE INSURANCE COMPANY
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica ExtraSM Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2020, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2020

ii

GLOSSARY OF TERMS
Accumulation Unit—An accounting unit of measure used in calculating the Policy Value in the Separate Account before the Annuity Commencement Date.
Adjusted Policy Value—The Policy Value increased or decreased by any Excess Interest Adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 525-6205.
Annuitant - The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence.
Annuity Payment Option - A method of receiving a stream of annuity payments selected by the Owner.
Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
Assumed Investment Return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
Beneficiary(ies)—The person(s) who has the right to the death benefit as set forth in the policy.
Business Day—A day when the New York Stock Exchange is open for regular trading. Business Day may be referred to as Market Day in your policy.
Cash Value - The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
Enrollment Form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
Excess Interest Adjustment—A positive or negative adjustment to amounts paid out or transferred from the Fixed Account Guaranteed Period Options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the Guaranteed Period Option. The Excess Interest Adjustment can either decrease or increase the amount to be received by the Owner upon withdrawals, surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The Excess Interest Adjustment will not decrease the interest credited to Your policy below the guaranteed minimum.
Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
Fixed Account—One or more Guaranteed Period Options under the policy that are part of our general assets and are not in the Separate Account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.
Guaranteed Lifetime Withdrawal Benefit - Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® rider and the Retirement Income Choice® 1.6 rider.
Guaranteed Period Options—The various guaranteed interest rate periods of the Fixed Account which we may offer and into which Premium Payments may be paid or amounts transferred.
Nonqualified Policy—A policy other than a Qualified Policy.
Owner (You, Your) - The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
Policy Date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
Policy Value—On or before the Annuity Commencement Date, the Policy Value is equal to the Owner's:
•	Premium Payments; minus
•	gross withdrawals (withdrawals plus or minus excess interest adjustments plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the Fixed Account; plus
•	accumulated gains in the Separate Account; minus
1

•	accumulated losses in the Separate Account; minus
•	Service Charges, rider fees, premium taxes, transfer fees, and other charges, if any.
Policy Year - A Policy Year begins on the Policy Date and on each anniversary thereafter.
Premium Payment—An amount paid to us by the Owner or on the Owner's behalf as consideration for the benefits provided by the policy.
Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Separate Account Value - The portion of the Policy Value that is invested in the Separate Account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.
Subaccount - A subdivision within the Separate Account, the assets of which are invested in a specified underlying fund portfolio.
supportable payment—The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.
Surrender Charge—A percentage of each Premium Payment that depends upon the length of time from the date of each Premium Payment. The Surrender Charge is assessed on full or partial surrenders from the policy. A Surrender Charge may also be referred to as a “contingent deferred sales charge.”
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
Variable Annuity Payments—Payments made pursuant to an Annuity Payment Option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified Subaccounts within the Separate Account.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
2

In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the Owner upon issuance of the policy after completion of an Enrollment Form and delivery of the initial Premium Payment. While the Annuitant is living, the Owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable Beneficiary; and of Your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the Owner predeceases the Annuitant and no joint Owner, primary Beneficiary, or contingent Beneficiary is alive or in existence on the date of death, the Owner's estate will become the new Owner. If no probate estate is opened because the Owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The Owner may change the ownership of the policy in a Written Notice. When this change takes effect, all rights of ownership in the policy will pass to the new Owner. A change of ownership may have tax consequences.
When there is a change of Owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the Owner signs the Written Notice, subject to any payment we have made or action we have taken before recording the change. Changing the Owner does not change the designation of the Beneficiary or the Annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if we discover a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the Annuitant’s or Owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the Annuitant and/or Owner has been misstated, we will change the payment associated with any benefits payable to that which the Premium Payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, Beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or Beneficiary. Any underpayment or overpayment will include interest specified in Your policy, from the date of the wrong payment to the date of the adjustment. The age of the Annuitant or Owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the Annuity Commencement Date, You may reallocate the value of a designated number of Annuity Units of a Subaccount then credited to a policy into an equal value of Annuity Units of one or more other Subaccounts or the Fixed Account. The reallocation shall be based on the relative value of the Annuity Units of the account(s) or Subaccount(s) at the end of the business Day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the Annuity Units in the account or Subaccount from which the transfer is being made. If the monthly income of the
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Annuity Units remaining in an account or Subaccount after a reallocation is less than $10, we reserve the right to include the value of those Annuity Units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of Annuity Units may be made up to four times in any given Policy Year.
After the Annuity Commencement Date, no transfers may be made from the Fixed Account to the Separate Account.
Annuity Payment Options
Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the separate account. These default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount we have at the death of a payee. Naming these payees cancels any prior choice of a successor payee.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2005. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law unless a settlement agreement is effective at the death of the owner preventing such election.
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If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner's spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by us. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any Owner (including any joint Owner who has become a current Owner) dies before the Annuity Commencement Date, then the entire value of the policy must generally be distributed within five years of the date of death of such Owner. Certain rules apply where (1) the spouse of the deceased Owner is the sole Beneficiary, (2) the Owner is not a natural person and the primary Annuitant dies or is changed, or (3) any Owner dies after the Annuity Commencement Date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to Qualified Policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at its Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we in our discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense
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risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
Present Value of Future Variable Payments
The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).
Stabilized Payments
If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.
The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.
Hypothetical Changes in Annuity Units with Stabilized Payments*
♦Assumed Investment Rate = 5.0% ♦Life & 10 Year Certain ♦Male aged 65 ♦First Variable Payment = $500
	Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue: January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052
*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).
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INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (D) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 2.30% on an annual basis; On a daily basis, this equals 0.000062302.

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Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000062302 = Z = 1.014849979
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding business day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
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Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
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Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect the premium enhancement, if any.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
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The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The
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ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF TRANSAMERICA LIFE INSURANCE COMPANY
The Company is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine the Company's contract liabilities and reserves so that the Department may determine the items are correct. The Company's books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
All records and accounts relating to the separate account will be maintained by us. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1800 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
The policies were offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2019, 2018 and 2017 the amounts paid to TCI in connection with all policies sold through the separate account were $8,977,713, $9,721,093 and $10,554,817, respectively.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
12

VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the Separate Account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the Annuity Commencement Date, You hold the voting interest in the selected portfolios. The number of votes that You have the right to instruct will be calculated separately for each Subaccount. The number of votes that You have the right to instruct for a particular Subaccount will be determined by dividing Your Policy Value in the Subaccount by the net asset value per share of the corresponding portfolio in which the Subaccount invests. Fractional shares will be counted.
After the Annuity Commencement Date, You have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable Subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that You have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending You, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which You, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same Subaccount.
Each person having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B as of December 31, 2019 and for the years ended December 31, 2019 and 2018, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
13

FINANCIAL STATEMENTS
Separate Account
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica ExtraSM Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
14

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2019.
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.700200 $1.862331 $1.650847 $1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043 $1.228584	$1.960666 $1.700200 $1.862331 $1.650847 $1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043	8,434.917 9,012.161 18,399.781 19,029.007 24,976.250 26,068.098 24,007.448 17,358.642 38,587.943 275,391.472
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.697516 $1.825993 $1.611731 $1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500 $1.007237	$2.005783 $1.697516 $1.825993 $1.611731 $1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500	123,112.009 125,464.845 127,963.093 71,509.000 154,470.020 26,699.044 143,137.033 140,293.109 5,466.666 5,496.902
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.026440 $1.060838 $1.049872 $1.046286 $1.070553 $1.043320 $1.094065 $1.065422 $1.030171 $0.992961	$1.094044 $1.026440 $1.060838 $1.049872 $1.046286 $1.070553 $1.043320 $1.094065 $1.065422 $1.030171	0.000 0.000 0.000 0.000 0.000 0.000 90,627.818 91,166.761 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.483108 $1.587946 $1.398904 $1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532 $0.895254	$1.799381 $1.483108 $1.587946 $1.398904 $1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532	112,433.942 120,995.493 131,336.477 139,784.026 260,497.079 151,482.029 288,669.985 136,877.787 326,401.773 148,852.626
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.714666 $1.943087 $1.780772 $1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386 $1.255873	$2.001054 $1.714666 $1.943087 $1.780772 $1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386	64,038.692 72,100.789 76,477.373 76,714.749 77,617.522 80,271.963 80,643.213 82,034.266 405,740.582 232,607.216
15

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.296311 $1.422941 $1.265267 $1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072 $1.002880	$1.461588 $1.296311 $1.422941 $1.265267 $1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072	0.000 0.000 0.000 0.000 0.000 0.000 0.000 149,764.746 927.525 936.608
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.041532 $1.065474 $1.064787 $1.087686 $1.114667 $1.092021 $1.145638 $1.117748 $1.065731 $1.046062	$1.082743 $1.041532 $1.065474 $1.064787 $1.087686 $1.114667 $1.092021 $1.145638 $1.117748 $1.065731	45,672.219 47,403.316 49,164.217 50,934.835 47,482.579 49,290.809 51,099.653 77,123.693 77,991.516 112,033.779
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2019 2018 2017 2016 2015	$10.165458 $11.043582 $9.855520 $9.474206 $9.999377	$11.706394 $10.165458 $11.043582 $9.855520 $9.474206	0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.801724 $0.813421 $0.832044 $0.851094 $0.870625 $0.890595 $0.911037 $0.932070 $0.953394 $0.975272	$0.797172 $0.801724 $0.813421 $0.832044 $0.851094 $0.870625 $0.890595 $0.911037 $0.932070 $0.953394	47,104.533 47,365.044 47,626.990 47,890.383 48,155.236 48,421.558 224,370.834 292,329.329 11,271.712 11,889.609
TA BlackRock iShares Edge 40- Service Class(4) Subaccount Inception Date August 16, 2010	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.122952 $1.202154 $1.122831 $1.126182 $1.156929 $1.123375 $1.075158 $1.039751 $1.046195 $1.000000	$1.263478 $1.122952 $1.202154 $1.122831 $1.126182 $1.156929 $1.123375 $1.075158 $1.039751 $1.046195	0.000 8,906.307 8,955.560 9,005.088 9,054.886 9,104.964 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount Inception Date March 21, 2016	2019 2018 2017 2016	$10.592356 $11.129399 $10.088535 $9.998136	$12.014600 $10.592356 $11.129399 $10.088535	0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount Inception Date March 21, 2016	2019 2018 2017 2016	$11.000948 $11.713443 $10.157317 $9.998136	$12.934230 $11.000948 $11.713443 $10.157317	0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount Inception Date March 21, 2016	2019 2018 2017 2016	$11.596284 $12.531929 $10.402938 $9.998136	$14.121734 $11.516284 $12.531929 $10.402938	9,101.040 9,101.039 9,101.040 0.000
16

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.148721 $1.227855 $1.115808 $1.094306 $1.144011 $1.147952 $1.076488 $1.027457 $1.026829 $0.966309	$1.275031 $1.148721 $1.227855 $1.115808 $1.094306 $1.144011 $1.147952 $1.076488 $1.027457 $1.026829	293,615.233 51,645.910 349,254.234 405,562.011 458,292.669 843,996.740 1,046,496.649 1,053,238.925 1,794,196.641 1,894,026.276
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.233019 $1.361197 $1.165248 $1.121825 $1.177295 $1.175612 $1.010262 $0.936470 $0.980279 $0.892151	$1.443795 $1.233019 $1.361197 $1.165248 $1.121825 $1.177295 $1.175612 $1.010262 $0.936470 $0.980279	1,091,613.050 1,693,677.938 1,287,910.550 1,345,948.911 1,396,460.820 1,458,170.916 1,339,328.827 1,754,367.982 2,085,077.264 2,049,109.618
TA JPMorgan Asset Allocation - Moderate - Service Class( Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.210422 $1.308420 $1.152628 $1.120188 $1.175061 $1.171523 $1.058411 $0.992459 $1.012278 $0.940237	$1.374630 $1.210422 $1.308420 $1.152628 $1.120188 $1.175061 $1.171523 $1.058411 $0.992459 $1.012278	829,452.771 597,383.650 1,485,434.606 1,735,421.303 1,763,060.351 1,955,333.861 1,997,767.065 2,083,780.739 2,103,310.336 2,164,608.656
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.954404 $1.108515 $0.933504 $0.944757 $0.985072 $1.015742 $0.923934 $0.840392 $0.929740 $0.862757	$1.097222 $0.954404 $1.108515 $0.933504 $0.944757 $0.985072 $1.015742 $0.923934 $0.840392 $0.929740	341,044.325 397,111.511 437,930.390 453,912.487 463,352.501 717,720.661 808,268.676 994,277.026 1,095,827.061 1,023,139.890
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.181952 $1.266890 $1.142414 $1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699 $0.926675	$1.336151 $1.181952 $1.266890 $1.142414 $1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699	8,304.113 8,350.035 8,396.216 8,442.653 8,489.347 8,536.298 8,583.511 0.000 661,176.048 677,849.205
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.224080 $1.299105 $1.196863 $1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785 $0.997328	$1.342435 $1.224080 $1.299105 $1.196863 $1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785	0.000 0.000 0.000 0.000 0.000 0.000 0.000 5,644.858 5,676.075 5,707.464
17

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.204498 $1.327378 $1.146105 $1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989 $0.864525	$1.405950 $1.204498 $1.327378 $1.146105 $1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989	188,935.514 405,225.530 440,853.028 464,657.834 470,832.798 492,382.495 296,358.940 286,741.078 543,250.401 522,204.389
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount Inception Date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.089451 $10.082432 $9.167206 $9.342795 $9.896626 $9.998131	$10.192028 $9.089451 $10.082432 $9.167206 $9.342795 $9.896626	0.000 5,595.082 5,626.026 5,657.140 0.000 0.000
TA MSCI EAFE Index - Service Class(3)(12) Subaccount Inception Date May 1, 2017	2019 2018 2017	$9.182654 $10.970390 $9.998010	$10.854326 $9.182654 $10.970390	0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.621065 $1.725931 $1.551179 $1.474176 $1.509035 $1.397073 $1.213711 $1.104808 $1.089299 $0.899500	$1.925249 $1.621065 $1.725931 $1.551179 $1.474176 $1.509035 $1.397073 $1.213711 $1.104808 $1.089299	84,378.399 90,354.463 90,714.719 91,078.155 87,549.052 168,854.752 59,489.564 57,486.163 57,750.776 78,690.849
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.110376 $1.147758 $1.121957 $1.119971 $1.139834 $1.117562 $1.175781 $1.120885 $1.082220 $1.035311	$1.174614 $1.110376 $1.147758 $1.121957 $1.119971 $1.139834 $1.117562 $1.175781 $1.120885 $1.082220	229,939.489 232,198.659 243,937.119 246,453.730 256,571.275 283,657.460 288,629.306 384,063.551 431,360.758 1,808,308.185
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9,2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.103380 $1.162486 $1.064607 $1.060930 $1.111575 $1.097567 $1.048662 $1.004782 $1.000000	$1.199734 $1.103380 $1.162486 $1.064607 $1.060930 $1.111575 $1.097567 $1.048662 $1.004782	0.000 6,221.571 12,033.386 12,035.601 12,069.135 12,612.331 12,742.609 13,279.204 14,156.230
TA S&P 500 Index - Service Class(3)(13) Subaccount Inception Date May 1, 2017	2019 2018 2017	$10.327436 $11.137692 $9.998010	$13.195246 $10.327436 $11.137692	14,937.191 0.000 0.000

18

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.997906 $2.164621 $1.861579 $1.709464 $1.719131 $1.604459 $1.215920 $1.057923 $1.017288 $0.919887	$2.421213 $1.997906 $2.164621 $1.861579 $1.709464 $1.719131 $1.604459 $1.215920 $1.057923 $1.017288	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,472,516.067 4,753,075.291
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.388323 $2.381064 $1.844363 $1.837882 $1.691076 $1.515199 $1.128103 $0.986073 $1.044976 $0.970457	$3.146128 $2.388323 $2.381064 $1.844363 $1.837882 $1.691076 $1.515199 $1.128103 $0.986073 $1.044976	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 751,395.086 2,043,479.188
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.594174 $2.834590 $2.377800 $2.251206 $2.286735 $2.089008 $1.627125 $1.429160 $1.499431 $1.307994	$3.338723 $2.594174 $2.834590 $2.377800 $2.251206 $2.286735 $2.089008 $1.627125 $1.429160 $1.499431	0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,655.916 5,375,393.890 11,771,666.258
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.784114 $1.989895 $1.801665 $1.561137 $1.662838 $1.563520 $1.247607 $1.087249 $1.101740 $0.977884	$2.223266 $1.784114 $1.989895 $1.801665 $1.561137 $1.662838 $1.563520 $1.247607 $1.087249 $1.101740	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,613,670.563 3,487,244.908
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.187175 $2.240864 $1.695296 $1.719658 $1.640765 $1.507548 $1.130653 $1.008179 $1.028639 $0.847072	$2.872853 $2.187175 $2.240864 $1.695296 $1.719658 $1.640765 $1.507548 $1.130653 $1.008179 $1.028639	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,960,525.870 2,978,738.070
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.962412 $3.545846 $3.000368 $2.734206 $2.835090 $2.727301 $2.047420 $1.823090 $2.085871 $1.654754	$3.577319 $2.962412 $3.545846 $3.000368 $2.734206 $2.835090 $2.727301 $2.047420 $1.823090 $2.085871	0.000 0.000 0.000 0.000 0.000 0.000 0.000 267.003 3,991,080.433 10,125,181.331
19

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.963816 $2.428237 $2.079736 $1.941233 $2.045323 $1.958675 $1.534628 $1.232034 $1.381480 $1.115330	$2.581829 $1.963816 $2.428237 $2.079736 $1.941233 $2.045323 $1.958675 $1.534628 $1.232034 $1.381480	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,898,300.953 5,764,468.951
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.277419 $1.361728 $1.266382 $1.132780 $1.243139 $1.212049 $1.085023 $0.982521 $0.978794 $0.886076	$1.453489 $1.277419 $1.361728 $1.266382 $1.132780 $1.243139 $1.212049 $1.085023 $0.982521 $0.978794	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,983.993 2,691,092.463 3,858,353.625
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.149722 $1.289797 $1.214169 $1.067040 $1.144910 $1.090162 $0.866941 $0.774108 $0.797876 $0.731897	$1.381611 $1.149722 $1.289797 $1.214169 $1.067040 $1.144910 $1.090162 $0.866941 $0.774108 $0.797876	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,008.538 925,219.217 2,008,268.201
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.682019 $1.785309 $1.433482 $1.433164 $1.395539 $1.315956 $0.960163 $1.000000	$2.249731 $1.682019 $1.785309 $1.433482 $1.433164 $1.395539 $1.315956 $0.960163	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.696750 $3.796393 $3.046800 $2.772051 $2.724848 $2.476212 $1.912858 $1.667963 $1.729838 $1.405692	$4.898459 $3.696750 $3.796393 $3.046800 $2.772051 $2.724848 $2.476212 $1.912858 $1.667963 $1.729838	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 391,822.138 1,333,173.888
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.443631 $1.584940 $1.276056 $1.278270 $1.337723 $1.273060 $1.013859 $0.862870 $1.023231 $0.903469	$1.821720 $1.443631 $1.584940 $1.276056 $1.278270 $1.337723 $1.273060 $1.013859 $0.862870 $1.023231	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,130,608.214 5,978,118.593
20

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.332489 $2.421002 $1.954585 $1.832344 $1.909980 $2.106024 $1.521130 $1.283485 $1.462592 $1.097407	$3.230627 $2.332489 $2.421002 $1.954585 $1.832344 $1.909980 $2.106024 $1.521130 $1.283485 $1.462592	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,255.963 1,520,047.418 3,129,767.050
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.691232 $1.832872 $1.668750 $1.564145 $1.604732 $1.512276 $1.299091 $1.194601 $1.199434 $1.115919	$1.991626 $1.691232 $1.832872 $1.668750 $1.564145 $1.604732 $1.512276 $1.299091 $1.194601 $1.199434	0.000 0.000 0.000 0.000 0.000 0.000 0.000 5,188.823 2,230,197.574 5,977,777.260
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.866027 $1.044795 $0.913191 $0.869050 $0.947986 $1.088080 $0.902519 $0.778682 $0.888745 $0.836210	$0.955426 $0.866027 $1.044795 $0.913191 $0.869050 $0.947986 $1.088080 $0.902519 $0.778682 $0.888745	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,080,367.245 4,647,408.895
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.087069 $2.180301 $2.069724 $1.830224 $1.949136 $1.912060 $1.829605 $1.590197 $1.548092 $1.404372	$2.336960 $2.087069 $2.180301 $2.069724 $1.830224 $1.949136 $1.912060 $1.829605 $1.590197 $1.548092	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 4,748,687.614 8,269,958.140
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.264399 $1.286519 $1.278224 $1.299823 $1.324513 $1.290910 $1.346835 $1.306713 $1.238568 $1.210056	$1.321429 $1.264399 $1.286519 $1.278224 $1.299823 $1.324513 $1.290910 $1.346835 $1.306713 $1.238568	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,935,174.624 12,275,382.377
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.037341 $2.348444 $2.057316 $1.826011 $1.931989 $1.756823 $1.375853 $1.256240 $1.247199 $1.151826	$2.474934 $2.037341 $2.348444 $2.057316 $1.826011 $1.931989 $1.756823 $1.375853 $1.256240 $1.247199	0.000 0.000 0.000 0.000 0.000 0.000 0.000 6,627.523 9,270,951.367 25,235,067.380
21

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.272752 $2.578669 $2.362672 $2.394818 $2.457512 $2.207262 $2.166987 $1.764862 $1.909650 $1.683972	$2.789491 $2.272752 $2.578669 $2.362672 $2.394818 $2.457512 $2.207262 $2.166987 $1.764862 $1.909650	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,516,037.133 3,026,477.088
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.871206 $0.872959 $0.890328 $0.908035 $0.926152 $0.944630 $0.963476 $0.982806 $1.002357 $1.022349	$0.870970 $0.871206 $0.872959 $0.890328 $0.908035 $0.926152 $0.944630 $0.963476 $0.982806 $1.002357	0.000 0.000 0.000 0.000 0.000 0.000 0.000 6,916.981 9,809,443.893 26,902,047.314
TA BlackRock iShares Edge 40 - Initial Class(4) Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.525087 $1.622910 $1.508322 $1.504935 $1.536204 $1.484394 $1.412601 $1.357623 $1.360047 $1.269318	$1.724058 $1.525087 $1.622910 $1.508322 $1.504935 $1.536204 $1.484394 $1.412601 $1.357623 $1.360047	0.000 0.000 0.000 0.000 0.000 0.000 0.000 622.678 1,381,814.518 3,216,648.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.406261 $1.500790 $1.370617 $1.332552 $1.360898 $1.321132 $1.199467 $1.112201 $1.093467 $1.002607	$1.613762 $1.406261 $1.500790 $1.370617 $1.332552 $1.360898 $1.321132 $1.199467 $1.112201 $1.093467	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,407,223.684 2,187,750.069
TA International Growth - Initial Class(8) Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.526132 $1.891811 $1.516383 $1.545415 $1.575130 $1.694316 $1.463439 $1.222080 $1.385867 $1.279288	$1.910391 $1.526132 $1.891811 $1.516383 $1.545415 $1.575130 $1.694316 $1.463439 $1.222080 $1.385867	0.000 0.000 0.000 0.000 0.000 0.000 0.000 963.565 2,317,094.301 5,109,446.859
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.023452 $2.089621 $1.652039 $1.720157 $1.847545 $1.884232 $1.381252 $1.291726 $1.412280 $1.075785	$2.712035 $2.023452 $2.089621 $1.652039 $1.720157 $1.847545 $1.884232 $1.381252 $1.291726 $1.412280	0.000 0.000 0.000 0.000 0.000 0.000 0.000 655.616 3,358,712.336 4,396,950.576
22

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.582838 $1.681579 $1.520365 $1.482175 $1.541995 $1.539158 $1.435488 $1.362677 $1.353913 $1.267753	$1.767530 $1.582838 $1.681579 $1.520365 $1.482175 $1.541995 $1.539158 $1.435488 $1.362677 $1.353913	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 21,032,491.429 42,802,258.305
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.771717 $2.017019 $1.650620 $1.587101 $1.650713 $1.638997 $1.318320 $1.194369 $1.287988 $1.142864	$2.189483 $1.771717 $2.017019 $1.650620 $1.587101 $1.650713 $1.638997 $1.318320 $1.194369 $1.287988	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 13,100,546.075 36,880,996.696
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.774543 $1.947964 $1.658798 $1.587924 $1.656680 $1.647451 $1.407573 $1.297710 $1.350781 $1.222219	$2.087881 $1.774543 $1.947964 $1.658798 $1.587924 $1.656680 $1.647451 $1.407573 $1.297710 $1.350781	0.000 0.000 0.000 0.000 0.000 0.000 0.000 155,378.286 32,247,110.750 80,845,080.473
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.714045 $1.843027 $1.614000 $1.559416 $1.626838 $1.614713 $1.451088 $1.352638 $1.371591 $1.267493	$1.956369 $1.714045 $1.843027 $1.614000 $1.559416 $1.626838 $1.614713 $1.451088 $1.352638 $1.371591	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 28,060,129.597 76,853,028.219
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.183271 $2.369665 $1.994920 $1.827290 $1.865219 $1.666169 $1.282455 $1.124393 $1.138419 $1.008170	$2.804756 $2.183271 $2.369665 $1.994920 $1.827290 $1.865219 $1.666169 $1.282455 $1.124393 $1.138419	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,076,089.244 3,685,957.419
TA JPMorgan International Moderate Growth - Initial Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.982462 $1.137742 $0.955325 $0.964004 $1.002193 $1.030359 $0.934481 $0.847472 $0.934834 $0.864938	$1.132807 $0.982462 $1.137742 $0.955325 $0.964004 $1.002193 $1.030359 $0.934481 $0.847472 $0.934834	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 271,326.531 1,206,271.363
23

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.158007 $2.504332 $2.256674 $2.014122 $2.116612 $1.877556 $1.456707 $1.235895 $1.239127 $1.029054	$2.665674 $2.158007 $2.504332 $2.256674 $2.014122 $2.116612 $1.877556 $1.456707 $1.235895 $1.239127	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,977.831 670,123.874 536,991.304
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.303895 $1.393474 $1.252891 $1.231665 $1.278943 $1.247759 $1.142137 $1..074846 $1.080446 $0.995597	$1.478343 $1.303895 $1.393474 $1.252891 $1.231665 $1.278943 $1.247759 $1.142137 $1.074846 $1.080446	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 189,746.691 112,918.016
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.257303 $1.330433 $1.222145 $1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673	$1.382919 $1.257303 $1.330433 $1.222145 $1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 10,142.589 16,109.634
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.428797 $1.569910 $1.351563 $1.317037 $1.392316 $1.365931 $1.172957 $1.072602 $1.106552 $0.998789	$1.672671 $1.428797 $1.569910 $1.351563 $1.317037 $1.392316 $1.365931 $1.172957 $1.072602 $1.106552	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 21,048.154 22,960.121
TA Morgan Stanley Capital Growth - Initial Class(9) Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.043347 $2.910103 $2.067005 $2.157061 $1.968195 $1.893849 $1.303013 $1.150350 $1.245646 $0.996991	$3.691968 $3.043347 $2.910103 $2.067005 $2.157061 $1.968195 $1.893849 $1.303013 $1.150350 $1.245646	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,431,543.848 6,505,097.719
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.231197 $2.362516 $2.111188 $1.996111 $2.031683 $1.870168 $1.615312 $1.463803 $1.435086 $1.179324	$2.663630 $2.231197 $2.362516 $2.111188 $1.996111 $2.031683 $1.870168 $1.615312 $1.463803 $1.435086	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,847,956.362 2,714,402.002
24

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.476788 $1.516417 $1.474627 $1.464329 $1.483375 $1.445485 $1.512924 $1.434998 $1.377279 $1.310542	$1.569652 $1.476788 $1.516417 $1.474627 $1.464329 $1.483375 $1.445485 $1.512924 $1.434998 $1.377279	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,812.676 11,450,247.762 29,873,299.102
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.646667 $4.201472 $3.708468 $3.122739 $3.267291 $3.167155 $2.369811 $2.077094 $2.176398 $1.702193	$4.478946 $3.646667 $4.201472 $3.708468 $3.122739 $3.267291 $3.167155 $2.369811 $2.077094 $2.176398	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 660,023.011
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.919316 $3.205047 $2.670915 $2.449361 $2.439003 $2.334867 $1.653027 $1.457548 $1.461897 $1.109246	$3.799998 $2.919316 $3.205047 $2.670915 $2.449361 $2.439003 $2.334867 $1.653027 $1.457548 $1.461897	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,129,776.618 6,418,796.250
TA TS&W International Equity - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.567311 $1.892625 $1.570541 $1.584802 $1.595504 $1.716418 $1.407991 $1.230209 $1.464064 $1.376602	$1.860246 $1.567311 $1.892625 $1.570541 $1.584802 $1.595504 $1.716418 $1.407991 $1.230209 $1.464064	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,261,505.701 4,675,101.335
TA WMC US Growth - Initial Class(14) Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.563983 $2.610065 $2.060501 $2.044145 $1.951408 $1.791514 $1.379479 $1.243457 $1.317444 $1.140619	$3.520351 $2.563983 $2.610065 $2.060501 $2.044145 $1.951408 $1.791514 $1.379479 $1.243457 $1.317444	0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,046.807 6,399,175.927 8,089,355.596

25

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.777814 $1.938735 $1.711055 $1.671756 $1.684242 $1.604688 $1.408399 $1.267844 $1.334562 $1.234764	$2.059208 $1.777814 $1.938735 $1.711055 $1.671756 $1.684242 $1.604688 $1.408399 $1.267844 $1.334562	712,055.935 1,014,855.028 1,196,248.561 1,250,873.634 1,250,356.337 1,523,316.025 1,698,806.253 1,583,327.485 1,330,994.313 1,312,313.116
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.687432 $1.825539 $1.567672 $1.437467 $1.443466 $1.345202 $1.017951 $0.884374 $0.849153 $0.766719	$2.047969 $1.687432 $1.825539 $1.567672 $1.437467 $1.443466 $1.345202 $1.017951 $0.884374 $0.849153	1,593,336.681 2,027,599.591 2,364,501.959 2,366,833.312 2,362,152.191 2,229,168.736 2,427,861.210 1,859,034.598 791,325.854 140,585.977
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.281030 $2.270727 $1.756317 $1.747576 $1.605612 $1.436512 $1.067949 $0.932118 $0.986356 $0.914663	$3.009229 $2.281030 $2.270727 $1.756317 $1.747576 $1.605612 $1.436512 $1.067949 $0.932118 $0.986356	57,117.759 66,235.962 68,390.642 98,320.970 102,613.177 131,165.269 142,586.545 151,909.704 294,777.343 115,178.187
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.766938 $1.892270 $1.662924 $1.552490 $1.563990 $1.515831 $1.251855 $1.100704 $1.109924 $1.007757	$2.097018 $1.766938 $1.892270 $1.662924 $1.552490 $1.563990 $1.515831 $1.251855 $1.100704 $1.109924	2,247,077.588 2,520,273.263 2,692,515.617 2,593,804.005 2,211,150.214 2,300,080.223 2,545,099.733 2,088,118.305 1,533,899.459 1,163,012.575
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.068434 $1.099364 $1.083236 $1.074812 $1.094921 $1.062391 $1.109181 $1.075369 $1.035242 $0.993473	$1.143830 $1.068434 $1.099364 $1.083236 $1.074812 $1.094921 $1.062391 $1.109181 $1.075369 $1.035242	1,734,931.829 2,092,598.301 2,038,465.360 2,139,911.231 1,374,417.750 1,686,980.058 1,607,306.542 2,271,431.659 1,621,287.296 385,357.711
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.343703 $2.400316 $1.911083 $1.782896 $1.704342 $1.604463 $1.259737 $1.091648 $1.164887 $1.002616	$3.000438 $2.343703 $2.400316 $1.911083 $1.782896 $1.704342 $1.604463 $1.259737 $1.091648 $1.164887	963,423.950 1,311,002.977 1,926,554.170 2,060,820.806 2,482,033.105 2,652,528.609 1,788,295.051 1,820,471.440 1,025,102.828 536,171.086
26

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.148494 $2.234888 $1.865290 $1.708446 $1.720159 $1.588241 $1.215261 $1.056766 $1.099564 $1.008005	$2.653006 $2.148494 $2.234888 $1.865290 $1.708446 $1.720159 $1.588241 $1.215261 $1.056766 $1.099564	1,142,220.552 1,347,727.349 1,408,864.893 1,412,919.707 1,590,051.748 1,736,877.600 1,654,090.194 1,319,067.665 595,060.570 341,823.719
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.182775 $1.391049 $1.075215 $1.060794 $1.134980 $1.190996 $1.000207 $0.866634 $1.028927 $0.980131	$1.422826 $1.182775 $1.391049 $1.075215 $1.060794 $1.134980 $1.190996 $1.000207 $0.866634 $1.028927	2,377,921.650 2,422,426.666 1,300,210.824 1,341,755.982 1,502,552.562 2,629,274.068 2,220,761.292 2,032,819.284 706,804.710 420,687.144
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.554547 $1.657066 $1.453394 $1.383644 $1.404187 $1.299933 $1.109951 $0.984660 $1.042736 $0.901874	$1.894389 $1.554547 $1.657066 $1.453394 $1.383644 $1.404187 $1.299933 $1.109951 $0.984660 $1.042736	2,504,870.936 2,940,269.810 3,162,788.484 3,170,744.552 2,934,045.369 2,915,029.923 2,616,655.149 2,390,164.901 1,289,313.610 847,914.926
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.712032 $1.867925 $1.564611 $1.479139 $1.500276 $1.368536 $1.064384 $0.933500 $0.977967 $0.851856	$2.206644 $1.712032 $1.867925 $1.564611 $1.479139 $1.500276 $1.368536 $1.064384 $0.933500 $0.977967	2,300,524.268 1,821,034.151 2,373,606.594 2,685,207.978 2,991,554.715 4,321,749.739 4,355,216.271 2,745,196.106 2,047,092.762 1,414,274.871
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.498744 $1.669143 $1.509040 $1.305658 $1.388678 $1.303810 $1.038837 $0.903977 $0.914681 $0.810662	$1.870408 $1.498744 $1.669143 $1.509040 $1.305658 $1.388678 $1.303810 $1.038837 $0.903977 $0.914681	251,874.171 371,412.684 473,572.240 561,024.976 590,973.896 642,944.357 664,166.891 696,283.754 767,132.540 300,166.197
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.950049 $1.994954 $1.507038 $1.526451 $1.454275 $1.334235 $0.999194 $0.889645 $0.906359 $0.745285	$2.565159 $1.950049 $1.994954 $1.507038 $1.526451 $1.454275 $1.334235 $0.999194 $0.889645 $0.906359	226,168.271 257,248.810 283,197.725 322,707.021 369,084.662 381,814.828 436,222.705 457,159.956 488,584.807 169,942.413
27

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.669164 $1.994930 $1.685554 $1.533780 $1.588023 $1.525405 $1.143456 $1.016663 $1.161485 $0.920074	$2.018607 $1.669164 $1.994930 $1.685554 $1.533780 $1.588023 $1.525405 $1.143456 $1.016663 $1.161485	1,214,291.284 1,522,646.703 2,493,784.787 2,762,047.258 2,923,787.594 2,153,928.415 2,915,308.559 2,436,298.781 1,284,670.994 766,161.898
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.537369 $1.898125 $1.623319 $1.512990 $1.591770 $1.522084 $1.190793 $0.954573 $1.068798 $0.861623	$2.024143 $1.537369 $1.898125 $1.623319 $1.512990 $1.591770 $1.522084 $1.190793 $0.954573 $1.068798	559,797,791 725,401.621 953,048.868 1,116,442.889 1,165,318.315 2,248,664.133 1,841,724.434 1,098,771.098 359,961.111 184,022.159
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.792937 $2.022798 $1.845713 $1.667103 $1.813623 $1.800367 $1.484760 $1.315087 $1.364151 $1.262175	$2.101624 $1.792937 $2.022798 $1.845713 $1.667103 $1.813623 $1.800367 $1.484760 $1.315087 $1.364151	644,312.849 822,797.383 1,132,427.435 1,183,982.070 1,355,134.861 1,627,255.460 1,999,860.464 2,107,537.711 2,110,956.430 1,640,817.145
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.416691 $1.507948 $1.400312 $1.250750 $1.370579 $1.334345 $1.192751 $1.078478 $1.072808 $0.969753	$1.614329 $1.416691 $1.507948 $1.400312 $1.250750 $1.370579 $1.334345 $1.192751 $1.078478 $1.072808	455,462.365 583,301.807 770,476.455 826,113.481 889,094.739 1,909,243.505 2,149,756.141 2,585,131.726 1,159,055.612 739,031.153
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.342075 $1.503350 $1.413121 $1.240060 $1.328589 $1.263199 $1.003075 $0.894331 $0.920438 $0.843067	$1.615139 $1.342075 $1.503350 $1.413121 $1.240060 $1.328589 $1.263199 $1.003075 $0.894331 $0.920438	138,971.724 169,722.599 175,318.778 187,048.857 194,989.850 215,456.150 241,601.079 247,872.025 284,614.934 148,462.079
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.698654 $1.800299 $1.443391 $1.440954 $1.401063 $1.319222 $0.961131 $1.000000	$2.275327 $1.698654 $1.800299 $1.443391 $1.440954 $1.401063 $1.319222 $0.961131	170,930.437 176,215.358 181,339.834 186,677.636 192,894.002 198,440.460 204,119.559 220,110.091
28

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.398946 $2.459952 $1.971353 $1.790954 $1.757866 $1.595119 $1.230406 $1.071294 $1.109404 $0.900194	$3.183459 $2.398946 $2.459952 $1.971353 $1.790954 $1.757866 $1.595119 $1.230406 $1.071294 $1.109404	120,901.556 151,219.376 161,473.710 170,175.468 182,843.403 187,794.196 192,800.372 203,017.643 261,298.355 261,143.006
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.341138 $1.470235 $1.181967 $1.182289 $1.235458 $1.174010 $0.933590 $0.793380 $0.939457 $0.828283	$1.694880 $1.341138 $1.470235 $1.181967 $1.182289 $1.235458 $1.174010 $0.933590 $0.793380 $0.939457	125,967.002 180,808.040 187,168.301 216,344.541 225,560.177 277,303.103 288,562.436 318,670.987 436,489.950 430,614.413
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.355579 $2.441340 $1.968123 $1.842333 $1.917561 $2.111279 $1.522688 $1.282905 $1.459792 $1.093694	$3.267408 $2.355579 $2.441340 $1.968123 $1.842333 $1.917561 $2.111279 $1.522688 $1.282905 $1.459792	349,029.016 414,921.045 526,228.640 554,075.128 611,698.126 662,725.113 1,593,270.811 1,906,691.022 625,428.862 436,571.553
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.432064 $1.549699 $1.408863 $1.318618 $1.350840 $1.271144 $1.090345 $1.001154 $1.003730 $0.932473	$1.688912 $1.432064 $1.549699 $1.408863 $1.318618 $1.350840 $1.271144 $1.090345 $1.001154 $1.003730	128,231.207 141,259.548 207,607.969 227,969.888 259,437.611 309,611.843 345,881.636 442,099.333 648,207.444 284,563.726
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.349380 $1.474654 $1.305501 $1.255838 $1.299032 $1.261659 $1.123081 $1.021117 $1.075335 $1.003397	$1.528128 $1.349380 $1.474654 $1.305501 $1.255838 $1.299032 $1.261659 $1.123081 $1.021117 $1.075335	295,297.800 332,382.101 522,683.564 642,397.718 510,070.009 550,948.355 599,769.320 470,668.337 370,447.598 194,418.013
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.929878 $1.120159 $0.977627 $0.929007 $1.011899 $1.159717 $0.960530 $0.827515 $0.943095 $0.886044	$1.027369 $0.929878 $1.120159 $0.977627 $0.929007 $1.011899 $1.159717 $0.960530 $0.827515 $0.943095	577,225.837 702,599.231 757,409.013 780,945.816 805,710.749 928,248.433 1,063,142.085 1,156,289.813 1,134,726.233 909,801.065
29

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA 60/40 Allocation - Service Class Subaccount Inception Date May 1, 2018	2019 2018	$0.953037 $0.998916	$1.124106 $0.953037	17,684.882 17,919.772
TA Aegon High Yield Bond - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.598686 $1.673763 $1.589960 $1.408060 $1.498539 $1.473157 $1.411126 $1.227463 $1.195869 $1.085851	$1.788970 $1.598686 $1.673763 $1.589960 $1.408060 $1.498539 $1.473157 $1.411126 $1.227463 $1.195869	685,322.922 875,523.198 934,939.293 992,740.665 1,159,830.090 1,149,988.507 1,278,466.058 2,882,934.602 839,639.128 543,099.689
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.093015 $1.113199 $1.107605 $1.126462 $1.149320 $1.121015 $1.170868 $1.137319 $1.079643 $1.055054	$1.141293 $1.093015 $1.113199 $1.107605 $1.126462 $1.149320 $1.121015 $1.170868 $1.137319 $1.079643	1,214,549.987 1,573,383.677 1,818,385.131 2,111,028.679 2,140,519.840 2,318,113.016 2,506,593.044 5,204,330.620 2,247,139.022 1,891,712.434
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.093015 $1.113199 $1.107605 $1.126462 $1.149320 $1.121015 $1.170868 $1.137319 $1.079643 $1.055054	$1.141293 $1.093015 $1.113199 $1.107605 $1.126462 $1.149320 $1.121015 $1.170868 $1.137319 $1.079643	840.318 924,276.040 786.195 752,523.873 517,575.945 95,618.184 26,659.414 244,769.490 574,414.207 3,032.191
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2019 2018 2017 2016 2015	$10.331334 $11.174108 $9.928272 $9.502299 $9.999498	$11.949963 $10.331334 $11.174108 $9.928272 $9.502299	73,829.955 86,764.921 100,212.810 45,734.943 9,691.490
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date August 16, 2017	2019 2018 2017	$2.103699 $2.421343 $2.249632	$2.559307 $2.103699 $2.421343	53,188.539 64,298.434 66,629.361
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.427533 $1.646504 $1.443977 $1.283368 $1.359196 $1.236726 $0.969476 $0.885892 $0.880613 $0.814239	$1.732018 $1.427533 $1.646504 $1.443977 $1.283368 $1.359196 $1.236726 $0.969476 $0.885892 $0.880613	2,850,134.483 3,271,211.864 3,796,520.986 4,344,630.609 3,973,193.268 3,407,037.703 3,253,967.136 5,252,255.459 2,566,373.591 1,608,893.122
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.101825 $1.251562 $1.148187 $1.164495 $1.196475 $1.075615 $1.056340 $0.860931 $0.932888 $0.824058	$1.351017 $1.101825 $1.251562 $1.148187 $1.164495 $1.196475 $1.075615 $1.056340 $0.860931 $0.932888	626,232.784 826,064.272 1,083,746.085 1,116,562.729 1,182,136.513 1,683,168.189 1,280,163.338 1,261,384.431 783,376.573 518,543.724
30

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Government Money Market - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.841340 $0.849842 $0.865489 $0.881422 $0.897687 $0.914240 $0.931095 $0.948355 $0.965818 $0.983647	$0.840241 $0.841340 $0.849842 $0.865489 $0.881422 $0.897687 $0.914240 $0.931095 $0.948355 $0.965818	6,026,393.147 5,455,823.968 5,759,507.532 4,332,919.717 6,250,965.116 5,646,786.305 6,436,260.837 7,654,706.928 8,327,723.549 4,509,259.953
TA BlackRock iShares Edge 40- Service Class(4) Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.049983 $1.119064 $1.040643 $1.039173 $1.062859 $1.027492 $0.979079 $0.942654 $0.944319 $0.881152	$1.186601 $1.049983 $1.119064 $1.040643 $1.039173 $1.062859 $1.027492 $0.979079 $0.942654 $0.944319	2,541,477.976 2,903,082.996 3,232,442.603 3,528,057.824 3,759,952.352 4,418,832.083 4,183,787.066 4,176,227.623 3,502,791.239 520,497.561
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount Inception Date March 21, 2016	2019 2018 2017 2016	$10.723302 $11.217117 $10.123447 $9.998497	$12.216867 $10.723302 $11.217117 $10.123447	13,794.492 13,967.935 12,458.404 10,718.119
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount Inception Date March 21, 2016	2019 2018 2017 2016	$11.136922 $11.805739 $10.192467 $9.998497	$13.151953 $11.136922 $11.805739 $10.192467	97,216.530 35,259.403 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount Inception Date March 21, 2016	2019 2018 2017 2016	$11.739622 $12.630673 $10.438939 $9.998497	$14.359445 $11.739622 $12.630673 $10.438939	1,346.473 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.711497 $1.823844 $1.663192 $1.614628 $1.646557 $1.596096 $1.446990 $1.339734 $1.315228 $1.204175	$1.966925 $1.711497 $1.823844 $1.663192 $1.614628 $1.646557 $1.596096 $1.446990 $1.339734 $1.315228	5,949,253.305 7,474,617.510 9,446,766.409 10,359,506.180 11,364,300.098 12,859,775.400 12,939,740.407 11,086,735.622 6,089,188.671 2,331,268.057
TA International Growth - Service Class(8) Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.093853 $1.357985 $1.089131 $1.110710 $1.134016 $1.221058 $1.056013 $0.882588 $1.001197 $0.924448	$1.368285 $1.093853 $1.357985 $1.089131 $1.110710 $1.134016 $1.221058 $1.056013 $0.882588 $1.001197	426,325.663 614,435.796 2,005,362.253 1,897,546.562 2,235,816.838 710,928.897 711,733.191 1,047,318.918 530,559.575 414,813.737
31

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.348997 $1.374987 $1.199608 $1.173415 $1.193667 $1.127483 $0.964835 $0.873576 $0.997558 $0.985441	$1.612881 $1.348997 $1.374987 $1.199608 $1.173415 $1.193667 $1.127483 $0.964835 $0.873576 $0.997558	3,138,883.310 3,250,544.304 2,965,469.570 3,572,923.758 4,061,247.107 4,074,538.517 3,718,754.225 1,520,123.168 832,692.312 738,582.494
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.788539 $1.848762 $1.462551 $1.524659 $1.639143 $1.673845 $1.227999 $1.149924 $1.258194 $0.959324	$2.393999 $1.788539 $1.848762 $1.462551 $1.524659 $1.639143 $1.673845 $1.227999 $1.149924 $1.258194	1,322,736.947 1,446,329.944 957,356.891 991,456.802 1,072,200.128 1,155,479.175 1,003,253.143 1,419,391.448 742,757.819 225,045.306
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.205534 $1.282880 $1.160705 $1.133343 $1.179611 $1.178471 $1.100246 $1.045475 $1.040246 $0.974625	$1.344018 $1.205534 $1.282880 $1.160705 $1.133343 $1.179611 $1.178471 $1.100246 $1.045475 $1.040246	4,047,986.308 4,848,820.067 5,464,852.626 5,843,708.513 6,827,117.400 8,027,118.365 8,953,836.169 10,908,480.065 8,125,459.912 6,660,088.626
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.300173 $1.483121 $1.214480 $1.168850 $1.216220 $1.209260 $0.974477 $0.883164 $0.953791 $0.847313	$1.606701 $1.300173 $1.483121 $1.214480 $1.168850 $1.216220 $1.209260 $0.974477 $0.883164 $0.953791	2,392,340.511 2,598,890.358 2,860,398.058 2,967,477.381 3,017,890.942 3,015,602.420 3,097,131.146 2,975,316.866 1,417,321.895 1,079,112.408
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.294022 $1.422208 $1.212142 $1.161855 $1.213933 $1.206852 $1.032550 $0.952903 $0.993104 $0.899850	$1.521927 $1.294022 $1.422208 $1.212142 $1.161855 $1.213933 $1.206852 $1.032550 $0.952903 $0.993104	21,979,804.146 26,833,215.588 29,083,117.922 29,478,131.749 31,553,970.970 33,807,225.860 36,396,854.416 35,244,275.691 33,680,852.510 29,868,289.077
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.270296 $1.367063 $1.199007 $1.160152 $1.121623 $1.202647 $1.081747 $1.009856 $1.025500 $0.948324	$1.448998 $1.270296 $1.367063 $1.199007 $1.160152 $1.121623 $1.202647 $1.081747 $1.009856 $1.025500	14,568,988.301 15,493,622.997 17,227,037.237 17,875,522.063 19,304,884.664 21,600,696.894 22,895,021.810 18,903,319.464 15,300,524.878 9,938,901.248
32

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.044403 $1.064804 $1.048585 $1.046379 $1.062178 $1.029309 $1.071166 $1.041565 $1.000000	$1.110072 $1.044403 $1.064804 $1.048585 $1.046379 $1.062178 $1.029309 $1.071166 $1.041565	1,970,750.494 2,160,890.292 2,607,770.477 2,808,537.313 2,789,211.310 2,644,371.447 2,996,367.309 1,496,107.027 422,916.502
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.877007 $2.039323 $1.719043 $1.575538 $1.610391 $1.439150 $1.109295 $0.973280 $0.986582 $0.874872	$2.408483 $1.877007 $2.039323 $1.719043 $1.575538 $1.610391 $1.439150 $1.109295 $0.973280 $0.986582	288,158.590 417,241.779 509,946.429 593,462.721 595,524.043 521,279.520 469,281.901 451,469.999 356,872.079 185,692.657
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.001585 $1.158177 $0.971055 $0.978440 $1.015703 $1.042712 $0.944298 $0.855126 $0.941890 $0.870183	$1.156567 $1.001585 $1.158177 $0.971055 $0.978440 $1.015703 $1.042712 $0.944298 $0.855126 $0.941890	4,800,879.471 5,804,203.477 6,833,783.658 7,158,121.026 8,169,534.503 7,893,171.201 8,134,062.696 6,946,141.690 6,590,430.420 6,703,388.939
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.187148 $2.534391 $2.280405 $2.032328 $2.132600 $1.888952 $1.463400 $1.239745 $1.241163 $1.029234	$2.705646 $2.187148 $2.534391 $2.280405 $2.032328 $2.132600 $1.888952 $1.463400 $1.239745 $1.241163	522,424.055 607,048.484 815,834.019 1,612,454.791 1,516,871.492 1,584,931.656 1,507,511.152 1,592,014.229 580,492.763 136,281.705
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.144749 $1.204424 $1.130493 $1.105028 $1.130010 $1.082905 $1.047517 $0.992849 $1.000000	$1.257864 $1.144749 $1.204424 $1.130493 $1.105028 $1.130010 $1.082905 $1.047517 $0.992849	3,137,533.211 3,842,454.564 4,567,492.827 5,588,655.195 5,735,833.226 5,812,729.827 6,136,207.698 3,457,940.449 1,251,955.454
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.111527 $1.171023 $1.079622 $1.106955 $1.151347 $1.080957 $1.006593 $1.000000	$1.266624 $1.111527 $1.171023 $1.079622 $1.106955 $1.151347 $1.080957 $1.006593	1,528,221.578 1,664,552.680 1,957,758.730 2,223,068.779 2,263,670.667 2,016,816.383 2,018,604.374 540,268.072
33

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.163016 $1.243493 $1.118676 $1.150693 $1.207596 $1.136951 $1.001649 $1.000000	$1.334054 $1.163016 $1.243493 $1.118676 $1.150693 $1.207596 $1.136951 $1.001649	1,135,106.238 1,297,802.936 1,440,627.761 2,073,510.770 2,882,909.962 2,493,631.445 2,392,942.099 622,826.188
TA Levin Large Cap Value - Service Class Subaccount Inception Date May 1, 2018	2019 2018	$0.893577 $9.996968	$1.026473 $0.893577	0.000 0.000
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2019 2018 2017	$1.261049 $1.294268 $1.240420	$1.423157 $1.261049 $1.294268	94,954.621 86,537.544 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.238932 $1.322089 $1.186956 $1.165141 $1.208075 $1.176881 $1.075684 $1.010803 $1.014580 $0.933525	$1.406765 $1.238932 $1.322089 $1.186956 $1.165141 $1.208075 $1.176881 $1.075684 $1.010803 $1.014580	7,062,845.066 9,774,937.339 9,788,600.044 10,557,240.665 10,603,951.978 10,132,279.752 10,017,175.337 8,062,943.881 4,219,499.325 1,712,295.326
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.274272 $1.346390 $1.234990 $1.208532 $1.239422 $1.199485 $1.136766 $1.086035 $1.072050 $0.997845	$1.403651 $1.274272 $1.346390 $1.234990 $1.208532 $1.239422 $1.199485 $1.136766 $1.086035 $1.072050	2,544,569.440 2,938,801.337 2,875,289.681 3,108,509.690 3,951,932.965 3,901,652.198 4,218,452.608 2,766,224.792 1,501,477.438 509,730.221
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.262496 $1.385145 $1.190744 $1.158624 $1.223038 $1.198088 $1.027307 $0.938024 $0.966294 $0.870910	$1.480166 $1.262496 $1.385145 $1.190744 $1.158624 $1.223038 $1.198088 $1.027307 $0.938024 $0.966294	6,856,371.606 7,956,094.230 10,906,683.201 12,395,623.096 12,764,667.746 14,407,405.353 13,554,913.022 8,602,684.963 7,619,785.836 6,081,790.941
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.188091 $1.244154 $1.143675 $1.118246 $1.177085 $1.109592 $0.988770 $1.000000	$1.383250 $1.188091 $1.244154 $1.143675 $1.118246 $1.177085 $1.109592 $0.988770	778,655.366 858,565.832 916,739.427 1,034,692.028 1,136,972.110 912,933.429 673,273.598 61,523.204
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.606372 $2.494350 $1.773151 $1.852232 $1.692676 $1.629668 $1.122354 $0.992348 $1.075052 $0.861561	$3.159661 $2.606372 $2.494350 $1.773151 $1.852232 $1.692676 $1.629668 $1.122354 $0.992348 $1.075052	983,030.157 514,136.060 541,440.756 459,696.496 829,502.523 581,739.337 1,413,228.335 551,727.032 288,446.219 244,460.335
34

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount Inception Date May 1, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.482693 $1.634855 $1.467062 $1.428977 $1.473501 $1.476298 $1.315261 $1.219381 $1.292577 $1.200425	$1.715579 $1.482693 $1.634855 $1.467062 $1.428977 $1.473501 $1.476298 $1.315261 $1.219381 $1.292577	5,326,156.634 6,569,673.508 7,814,765.321 8,786,653.674 10,638,280.186 11,465,466.158 12,501,541.838 12,935,760.425 12,836,433.449 8,291,227.438
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount Inception Date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.257236 $10.223096 $9.254333 $9.390223 $9.903088 $9.998493	$10.426037 $9.257236 $10.223096 $9.254333 $9.390223 $9.903088	110,726.429 118,293.835 142,415.461 94,160.667 81,576.363 0.000
TA MSCI EAFE Index - Service Class(3)(12) Subaccount Inception Date May 1, 2017	2019 2018 2017	$9.250729 $11.002842 $9.998372	$10.983035 $9.250729 $11.002842	0.000 7,866.849 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.701192 $1.803233 $1.613547 $1.526726 $1.555950 $1.434171 $1.240446 $1.124156 $1.103510 $0.907237	$2.029342 $1.701192 $1.803233 $1.613547 $1.526726 $1.555950 $1.434171 $1.240446 $1.124156 $1.103510	1,639,532.356 2,424,193.085 2,997,183.847 2,984,309.993 2,484,078.845 2,862,327.076 2,802,946.021 2,969,433.921 1,875,034.881 1,673,394.041
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.051906 $1.151362 $1.046616 $1.011508 $1.057137 $0.998496 $0.909250 $0.917152 $0.967038 $1.020258	$1.236011 $1.051906 $1.151362 $1.046616 $1.011508 $1.057137 $0.998496 $0.909250 $0.917152 $0.967038	2,325,607.206 3,054,510.059 2,683,524.263 2,311,097.264 2,438,428.511 2,378,569.227 2,363,427.578 1,055,721.479 1,117,656.606 379,689.257
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.008611 $1.083131 $0.999248 $0.969436 $1.008308 $0.944566 $0.889496 $0.892439 $0.982197 $1.022007	$1.164251 $1.008611 $1.083131 $0.999248 $0.969436 $1.008308 $0.944566 $0.889496 $0.892439 $0.982197	1,332,591.300 1,480,630.209 1,295,432.132 1,617,022.026 1,307,185.920 1,330,734.789 1,032,839.798 925,530.430 1,154,919.182 394,520.211
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.020222 $1.125686 $0.998413 $0.969595 $1.022888 $0.979196 $0.853828 $0.863748 $0.995312 $1.020927	$1.217613 $1.020222 $1.125686 $0.998413 $0.969595 $1.022888 $0.979196 $0.853828 $0.863748 $0.995312	1,240,684.466 1,302,982.957 1,424,159.818 1,823,184.710 1,387,226.073 1,326,138.835 1,305,848.495 750,900.589 839,115.531 453,537.945
35

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.165257 $1.199158 $1.167069 $1.159903 $1.175278 $1.147243 $1.201695 $1.140522 $1.096349 $1.044209	$1.238111 $1.165257 $1.199158 $1.167069 $1.159903 $1.175278 $1.147243 $1.201695 $1.140522 $1.096349	6,868,346.422 7,764,205.104 8,586,662.553 9,108,928.351 8,811,545.626 9,505,019.634 11,311,407.556 11,169,997.950 8,067,861.838 5,945,297.918
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.952212 $0.985162 $0.972864 $0.954522 $1.000877 $0.986086 $1.110355 $1.063998 $1.000000	$1.011598 $0.952212 $0.985162 $0.972864 $0.954522 $1.000877 $0.986086 $1.110355 $1.063998	1,326,361.166 1,620,415.057 1,755,326.298 1,887,338.271 2,099,145.850 2,352,510.663 2,738,650.410 2,278,271.996 682,172.356
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.041003 $0.039237 $0.059063 $0.078727 $0.086500 $0.118390 $0.219668 $0.317082 $0.403424 $0.561040	$0.023013 $0.041003 $0.039237 $0.059063 $0.078727 $0.086500 $0.118390 $0.219668 $0.317082 $0.403424	5,745,946.476 7,667,794.147 2,763,177.228 4,724,211.149 3,259,536.057 1,413,204.465 1,189,971.346 5,695,999.560 6,638,107.208 115,590.490
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.107691 $1.161863 $1.059373 $1.051087 $1.096421 $1.077834 $1.025287 $0.978034 $1.000000	$1.209755 $1.107691 $1.161863 $1.059373 $1.051087 $1.096421 $1.077834 $1.025287 $0.978034	1,863,870.089 2,016,477.688 2,204,476.028 2,448,074.128 2,532,228.005 2,549,379.142 2,706,770.447 2,677,582.699 1,922,649.458
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.161419 $1.257890 $1.064872 $1.063591 $1.159012 $1.143576 $0.999714 $0.917767 $1.000000	$1.269814 $1.161419 $1.257890 $1.064872 $1.063591 $1.159012 $1.143576 $0.999714 $0.917767	2,752,893.312 2,986,868.379 2,851,306.638 3,074,254.822 6,411,282.369 7,880,109.761 6,479,139.753 3,983,025.326 1,746,828.711
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.137140 $1.208680 $1.066278 $1.062749 $1.130789 $1.111517 $1.018838 $0.958272 $1.000000	$1.240737 $1.137140 $1.208680 $1.066278 $1.062749 $1.130789 $1.111517 $1.018838 $0.958272	3,048,094.310 3,306,437.706 4,092,099.770 3,951,272.394 4,146,723.696 4,456,266.817 4,872,359.610 2,840,611.310 500,469.989
TA S&P 500 Index - Service Class(3)(13) Subaccount Inception Date May 1, 2017	2019 2018 2017	$10.403963 $11.170631 $9.998534	$13.351658 $10.403963 $11.170631	0.000 11,210.711 0.000
36

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small Mid Cap Value - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.964216 $2.264293 $2.000776 $1.686755 $1.766258 $1.714352 $1.283510 $1.126643 $1.181205 $0.925057	$2.409530 $1.964216 $2.264293 $2.000776 $1.686755 $1.766258 $1.714352 $1.283510 $1.126643 $1.181205	1,092,925.710 1,264,491.306 1,404,863.815 1,561,748.923 1,452,200.048 1,551,814.892 1,477,197.016 1,268,717.362 792,789.422 649,379.270
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.528474 $2.777781 $2.318467 $2.127214 $2.120865 $2.033145 $1.441034 $1.271821 $1.275993 $0.969402	$3.286651 $2.528474 $2.777781 $2.318467 $2.127214 $2.120865 $2.033145 $1.441034 $1.271821 $1.275993	1,429,741.601 1,639,806.095 1,881,192.869 2,096,421.488 2,234,768.189 2,010,927.150 2,246,282.570 2,417,245.150 878,247.623 497,670.994
TA TS&W International Equity - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.942847 $1.139215 $0.945899 $0.956030 $0.963697 $1.037346 $0.851549 $0.744933 $0.888053 $0.835905	$1.117687 $0.942847 $1.139215 $0.945899 $0.956030 $0.963697 $1.037346 $0.851549 $0.744933 $0.888053	347,596.117 353,311.238 395,941.640 290,156.942 618,972.829 414,582.508 270,728.899 311,226.563 138,867.642 180,533.420
TA WMC US Growth - Service Class(14) Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.712858 $1.745323 $1.379395 $1.370037 $1.308866 $1.202780 $0.927119 $0.836741 $0.887043 $0.769016	$2.349056 $1.712858 $1.745323 $1.379395 $1.370037 $1.308866 $1.202780 $0.927119 $0.836741 $0.887043	1,918,888.276 1,779,931.414 2,067,828.009 2,316,642.660 2,537,201.919 1,048,974.634 1,044,203.669 1,139,134.812 888,780.941 185,433.449

Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.795603 $1.956213 $1.724783 $1.683518 $1.694427 $1.612810 $1.414139 $1.271752 $1.337375 $1.236150	$2.081863 $1.795603 $1.956213 $1.724783 $1.683518 $1.694427 $1.612810 $1.414139 $1.271752 $1.337375	0.000 0.000 0.000 0.000 35,102.754 56,758.856 66,996.479 59,114.736 97,946.326 17,628.433
37

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.868415 $2.019322 $1.732375 $1.586928 $1.591989 $1.482152 $1.120479 $0.972491 $0.932852 $0.841466	$2.269850 $1.868415 $2.019322 $1.732375 $1.586928 $1.591989 $1.482152 $1.120479 $0.972491 $0.932852	252,407.376 384.292.410 451,595.105 1,036,504.515 982,413.549 646,134.999 746,040.735 562,245.411 1,641,724.933 5,431,904.683
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.847546 $1.837390 $1.419757 $1.411309 $1.295393 $1.157816 $0.859914 $0.749808 $0.792670 $0.734336	$2.439752 $1.847546 $1.837390 $1.419757 $1.411309 $1.295393 $1.157816 $0.859914 $0.749808 $0.792670	24,824.649 29,662.607 101,942.763 239,575.886 345,760.276 394,883.283 421,662.964 472,269.885 918,098.079 3,042,051.494
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.782824 $1.907417 $1.674603 $1.561865 $1.571893 $1.521994 $1.255714 $1.103001 $1.111159 $1.007877	$2.117936 $1.782824 $1.907417 $1.674603 $1.561865 $1.571893 $1.521994 $1.255714 $1.103001 $1.111159	0.000 0.000 0.000 16,460.432 65,436.287 107,378.529 127,821.986 118,294.951 246,408.319 40,368.146
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.077997 $1.108119 $1.090800 $1.081268 $1.100417 $1.066672 $1.112562 $1.077592 $1.036375 $0.993587	$1.155198 $1.077997 $1.108119 $1.090800 $1.081268 $1.100417 $1.066672 $1.112562 $1.077592 $1.036375	0.000 0.000 0.000 0.000 226,748.545 110,221.748 111,128.479 611,483.695 522,061.049 522,954.170
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.364655 $2.419404 $1.924397 $1.793572 $1.712879 $1.610921 $1.263577 $1.093907 $1.166156 $1.002731	$3.030237 $2.364655 $2.419404 $1.924397 $1.793572 $1.712879 $1.610921 $1.263577 $1.093907 $1.166156	0.000 0.000 0.000 0.000 96,889.173 62,704.106 82,247.273 63,009.007 52,186.521 92,313.929
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.167768 $2.252719 $1.878337 $1.718714 $1.728804 $1.594661 $1.218978 $1.058960 $1.100765 $1.008123	$2.679430 $2.167768 $2.252719 $1.878337 $1.718714 $1.728804 $1.594661 $1.218978 $1.058960 $1.100765	0.000 0.000 0.000 0.000 0.000 43,901.209 26,822.889 23,475.114 0.000 0.000
38

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.193382 $1.402140 $1.082737 $1.067179 $1.140695 $1.195806 $1.003256 $0.868424 $1.030054 $0.980247	$1.436991 $1.193382 $1.402140 $1.082737 $1.067179 $1.140695 $1.195806 $1.003256 $0.868424 $1.030054	0.000 0.000 0.000 0.000 55,974.561 104,969.323 140,071.182 78,689.655 120,138.609 181,323.070
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.570934 $1.672877 $1.465826 $1.394112 $1.413427 $1.307195 $1.115052 $0.988215 $1.045475 $0.903362	$1.916239 $1.570934 $1.672877 $1.465826 $1.394112 $1.413427 $1.307195 $1.115052 $0.988215 $1.045475	0.000 0.000 0.000 0.000 50,631.577 64,233.547 44,873.133 30,391.435 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.207092 $2.405688 $2.013085 $1.901249 $1.926520 $1.755627 $1.364099 $1.195174 $1.250872 $1.088497	$2.847529 $2.207092 $2.405688 $2.013085 $1.901249 $1.926520 $1.755627 $1.364099 $1.195174 $1.250872	512,892.552 527,613.753 1,105,253.596 1,611,191.608 1,977,568.940 2,199,432.579 2,501,451.442 2,966,853.430 5,467,042.570 13,002,185.116
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.866544 $2.076695 $1.875653 $1.621266 $1.722655 $1.615790 $1.286148 $1.118077 $1.130196 $1.000682	$2.331710 $1.866544 $2.076695 $1.875653 $1.621266 $1.722655 $1.615790 $1.286148 $1.118077 $1.130196	269,719.991 322,789.758 480,321.298 631,362.482 687,825.866 899,957.890 1,262,634.019 1,476,725.943 2,484,559.307 6,164,274.328
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.917924 $1.739302 $1.318888 $1.341053 $1.295314 $1.177324 $0.870962 $0.742754 $0.741133 $0.610743	$2.648253 $1.917924 $1.739302 $1.318888 $1.341053 $1.295314 $1.177324 $0.870962 $0.742754 $0.741133	39,815.996 40,295.167 96,664.240 100,145.567 107,288.631 116,995.902 130,806.008 164,562.836 213,380.863 496,599.807
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.819779 $1.859855 $1.403611 $1.420291 $1.351817 $1.239029 $0.926977 $0.824531 $0.839200 $0.689383	$2.396144 $1.819779 $1.859855 $1.403611 $1.420291 $1.351817 $1.239029 $0.926977 $0.824531 $0.839200	26,664.096 28,028.601 56,981.706 61,274.524 160,884.716 183,237.308 249,132.070 424,576.319 1,247,469.769 4,368,909.827
39

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.363185 $4.015606 $3.389563 $3.081326 $3.187163 $3.058467 $2.290404 $2.034429 $2.321966 $1.837552	$4.071258 $3.363185 $4.015606 $3.389563 $3.081326 $3.187163 $3.058467 $2.290404 $2.034429 $2.321966	501,327.670 636,684.514 909,377.333 1,066,987.109 1,203,032.337 1,484,902.323 1,648,281.442 2,177,594.333 3,702,909.617 10,547,149.711
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.045932 $2.523530 $2.156073 $2.007568 $2.110271 $2.015671 $1.575410 $1.261660 $1.411244 $1.136569	$2.696399 $2.045932 $2.523530 $2.156073 $2.007568 $2.110271 $2.015671 $1.575410 $1.261660 $1.411244	65,781.736 72,235.083 193,668.060 258,146.745 267,489.029 448,226.393 469,884.047 433,603.805 1,149,112.429 3,854,987.512
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.810880 $2.041024 $1.860520 $1.678831 $1.824586 $1.809482 $1.490817 $1.319158 $1.367020 $1.263591	$2.124745 $1.810880 $2.041024 $1.860520 $1.678831 $1.824586 $1.809482 $1.490817 $1.319158 $1.367020	0.000 0.000 0.000 0.000 70,699.260 107,001.034 120,695.077 126,571.290 137,745.243 129,350.616
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.314536 $1.397836 $1.296789 $1.157150 $1.266771 $1.232070 $1.100247 $0.993853 $0.987666 $0.891915	$1.499398 $1.314536 $1.397836 $1.296789 $1.157150 $1.266771 $1.232070 $1.100247 $0.993853 $0.987666	121,857.924 149,553.349 242,145.836 262,795.005 806,497.635 1,140,114.271 1,192,719.918 1,509,121.786 2,325,404.266 4,647,795.648
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.183172 $1.324039 $1.243356 $1.090016 $1.166692 $1.108186 $0.879115 $0.783047 $0.805114 $0.736718	$1.425293 $1.183172 $1.324039 $1.243356 $1.090016 $1.166692 $1.108186 $0.879115 $0.783047 $0.805114	26,964.007 27,689.234 30,592.490 33,308.398 170,285.927 349,027.606 370,201.316 417,083.483 736,150.448 1,171,585.398
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.709825 $1.810353 $1.450037 $1.446176 $1.404758 $1.321395 $0.961770 $1.000000	$2.292543 $1.709825 $1.810353 $1.450037 $1.446176 $1.404758 $1.321395 $0.961770	15,510.539 15,575.193 26,595.917 27,699.452 61,203.753 64,103.222 86,482.237 160,903.898
40

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.499013 $1.535614 $1.229398 $1.115797 $1.094106 $0.991835 $0.764308 $0.664815 $0.687794 $0.557538	$1.991177 $1.499013 $1.535614 $1.229398 $1.115797 $1.094106 $0.991835 $0.764308 $0.664815 $0.687794	230,497.172 274,666.330 440,585.005 507,333.856 598,931.606 762,994.536 967,300.769 1,216,576.991 2,294,427.156 4,904,695.795
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.951178 $1.041699 $0.836637 $0.836042 $0.872776 $0.828551 $0.658236 $0.558835 $0.661071 $0.582260	$1.203238 $0.951178 $1.041699 $0.836637 $0.836042 $0.872776 $0.828551 $0.658236 $0.558835 $0.661071	241,836.260 256,579.001 403,275.691 441,330.128 501,042.788 772,361.558 1,010,872.389 1,336,404.357 2,709,008.445 6,679,197.507
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.099611 $2.479212 $2.219868 $1.901768 $2.009200 $1.885264 $1.524727 $1.400413 $1.468664 $1.295327	$2.683552 $2.099611 $2.479212 $2.219868 $1.901768 $2.009200 $1.885264 $1.524727 $1.400413 $1.468664	20,239.434 21,788.218 29,849.977 32,304.431 54,478.388 94,147.643 146,079.447 160,591.964 195,517.986 477,871.790
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.429807 $2.515786 $2.026157 $1.894804 $1.970241 $2.167145 $1.561449 $1.314259 $1.494005 $1.118233	$3.373679 $2.429807 $2.515786 $2.026157 $1.894804 $1.970241 $2.167145 $1.561449 $1.314259 $1.494005	48,278.622 49,801.644 64,002.114 79,748.517 86,802.306 128,672.593 140,205.466 195,829.364 766,176.476 2,347,305.988
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.761905 $1.904750 $1.729955 $1.617557 $1.655464 $1.556255 $1.333587 $1.223293 $1.225231 $1.137119	$2.079956 $1.761905 $1.904750 $1.729955 $1.617557 $1.655464 $1.556255 $1.333587 $1.223293 $1.225231	1,547.623 1,746.835 95,130.225 104,121.260 113,129.070 122,447.496 242,940.625 646,832.304 2,572,627.649 4,765,880.026
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.361500 $1.486426 $1.314641 $1.263392 $1.305560 $1.266760 $1.126521 $1.023236 $1.076511 $1.003512	$1.543368 $1.361500 $1.486426 $1.314641 $1.263392 $1.305560 $1.266760 $1.126521 $1.023236 $1.076511	0.000 0.000 0.000 0.000 0.000 3,195.415 0.000 0.000 22,419.804 23,306.242
41

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.891204 $1.072508 $0.935123 $0.887747 $0.966009 $1.106045 $0.915177 $0.787658 $0.896796 $0.841717	$0.985618 $0.891204 $1.072508 $0.935123 $0.887747 $0.966009 $1.106045 $0.915177 $0.787658 $0.896796	93,991.580 102,732.119 186,881.369 219,112.881 356,800.757 587,510.775 682,989.766 815,928.833 1,464,542.713 2,880,350.480
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.090901 $2.178906 $2.063353 $1.820127 $1.933619 $1.892194 $1.806162 $1.565947 $1.520750 $1.376188	$2.347006 $2.090901 $2.178906 $2.063353 $1.820127 $1.933619 $1.892194 $1.806162 $1.565947 $1.520750	286,484.811 323,495.163 500,524.088 535,465.285 544,562.202 601,019.434 707,320.997 961,484.771 2,410,752.103 7,168,633.024
TA Aegon High Yield Bond - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.985560 $2.076747 $1.970854 $1.743674 $1.853904 $1.820708 $1.742323 $1.514063 $1.473647 $1.336763	$2.224076 $1.985560 $2.076747 $1.970854 $1.743674 $1.853904 $1.820708 $1.742323 $1.514063 $1.473647	0.000 0.000 0.000 0.000 65,988.275 856,625.232 907,072.836 130,851.294 1,071,706.837 309,781.934
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.451704 $1.473462 $1.460374 $1.481415 $1.505852 $1.464046 $1.523733 $1.474688 $1.394365 $1.358931	$1.520917 $1.451704 $1.473462 $1.460374 $1.481415 $1.505852 $1.464046 $1.523733 $1.474688 $1.394365	304,269.450 305,595.134 358,101.900 438,188.169 420,557.679 777,519.294 904,881.370 1,185,444.453 2,992,257.978 10,439,393.109
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.199198 $1.220141 $1.212815 $1.232247 $1.256014 $1.223878 $1.277063 $1.239245 $1.175250 $1.147360	$1.253398 $1.199198 $1.220141 $1.212815 $1.232247 $1.256014 $1.223878 $1.277063 $1.239245 $1.175250	0.000 0.000 0.000 2,641.227 225,735.571 170,502.639 270,952.426 633,377.149 559,656.934 748,187.886
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.199198 $1.220141 $1.212815 $1.232247 $1.2556014 $1.223878 $1.277063 $1.239245 $1.175250 $1.147360	$1.253398 $1.199198 $1.220141 $1.212815 $1.232247 $1.256014 $1.223878 $1.277063 $1.239245 $1.175250	0.000 0.000 0.000 67,888.561 274,529.358 331,916.709 626,146.246 4,005,641.860 5,341,967.126 4,029,529.556
42

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.528479 $2.907388 $2.540732 $2.249563 $2.374276 $2.153718 $1.682542 $1.532481 $1.517740 $1.398249	$3.079113 $2.528479 $2.907388 $2.540732 $2.249563 $2.374276 $2.153718 $1.682542 $1.532481 $1.517740	916,871.286 1,130,135.998 2,233,670.805 2,509,679.042 2,751,026.053 3,574,569.528 4,101,756.061 4,726,808.892 8,148,896.774 23,000,971.852
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.496132 $2.876190 $2.519942 $2.237475 $2.367351 $2.151922 $1.685226 $1.538414 $1.527736 $1.411217	$3.031516 $2.496132 $2.876190 $2.519942 $2.237475 $2.367351 $2.151922 $1.685226 $1.538414 $1.527736	0.000 0.000 0.000 11,743.837 116,514.922 177,024.003 258,481.865 416,160.277 561,631.811 735,737.346
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.367742 $2.679802 $2.449329 $2.476591 $2.535193 $2.271457 $2.224539 $1.807275 $1.950760 $1.716019	$2.913219 $2.367742 $2.679802 $2.449329 $2.476591 $2.535193 $2.271457 $2.224539 $1.807275 $1.950760	88,177.792 94,631.047 144,285.985 190,921.598 235,852.242 311,049.593 351,223.659 394,791.558 936,292.888 2,595,272.929
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.331171 $2.645376 $2.424509 $2.456529 $2.521508 $2.264575 $2.221821 $1.809039 $1.958315 $1.728165	$2.861220 $2.331171 $2.645376 $2.424509 $2.456529 $2.521508 $2.264575 $2.221821 $1.809039 $1.958315	0.000 0.000 0.000 0.000 47,318.097 58,333.017 87,940.944 166,560.396 164,241.291 181,129.220
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.963892 $0.963465 $0.980218 $0.997279 $1.014687 $1.032392 $1.050400 $1.068823 $1.087410 $1.106389	$0.966003 $0.963892 $0.963465 $0.980218 $0.997279 $1.014687 $1.032392 $1.050400 $1.068823 $1.087410	195,680.722 206,647.233 2,873,846.819 2,941,758.789 1,492,344.496 1,977,288.241 2,325,222.152 2,577,053.813 5,003,265.329 11,255,955.160
TA BlackRock Government Money Market - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.891656 $0.899789 $0.915443 $0.931380 $0.947634 $0.964158 $0.980962 $0.998194 $1.015571 $1.033297	$0.891377 $0.891656 $0.899789 $0.915443 $0.931380 $0.947634 $0.964158 $0.980962 $0.998194 $1.015571	0.000 0.000 0.000 107,825.842 868,315.176 1,038,320.610 1,450,299.608 4,323,295.370 2,708,113.520 5,885,153.343
43

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 40 - Initial Class(4) Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.588754 $1.686488 $1.563586 $1.556259 $1.584695 $1.527507 $1.450077 $1.390205 $1.389283 $1.293427	$1.800448 $1.588754 $1.686488 $1.563586 $1.556259 $1.584695 $1.527507 $1.450077 $1.390205 $1.389283	38,504.835 39,088.576 87,865.494 92,977.359 103,879.206 140,829.956 138,217.117 167,679.049 597,543.257 1,892,653.157
TA BlackRock iShares Edge 40- Service Class(4) Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.579432 $1.681693 $1.562306 $1.558562 $1.592513 $1.537999 $1.464086 $1.408226 $1.409354 $1.313788	$1.786691 $1.579432 $1.681693 $1.562306 $1.558562 $1.592513 $1.537999 $1.464086 $1.408226 $1.409354	0.000 0.000 0.000 0.000 0.000 2,789.925 15,809.639 198,460.365 301,377.777 347,953.237
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.727859 $1.839458 $1.675790 $1.625268 $1.655775 $1.603458 $1.452231 $1.343254 $1.317394 $1.204966	$1.987684 $1.727859 $1.839458 $1.675790 $1.625268 $1.655775 $1.603458 $1.452231 $1.343254 $1.317394	75,893.878 78,353.385 174,481.454 205,880.953 282,411.306 431,717.091 491,334.153 593,872.211 937,025.989 1,712,528.150
TA International Growth - Initial Class(8) Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.283194 $1.586732 $1.268729 $1.289868 $1.311437 $1.407202 $1.212475 $1.010018 $1.142585 $1.052133	$1.610226 $1.283194 $1.586732 $1.268729 $1.289868 $1.311437 $1.407202 $1.212475 $1.010018 $1.142585	414,122.590 372,603.044 468,869.385 962,437.888 1,179,595.382 1,081,434.608 1,053,932.624 977,308.365 2,087,942.223 5,188,191.255
TA International Growth - Service Class(8) Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.975007 $2.449486 $1.962612 $1.999539 $2.039491 $2.193887 $1.895484 $1.582637 $1.793558 $1.654440	$2.472939 $1.975007 $2.449486 $1.962612 $1.999539 $2.039491 $2.193887 $1.895484 $1.582637 $1.793558	0.000 0.000 0.000 248.590 22,445.681 61,108.743 112,183.087 49,399.758 69,891.950 115,478.325
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.361176 $1.386033 $1.208065 $1.180521 $1.199707 $1.132055 $0.967796 $0.875390 $0.998657 $0.985557	$1.629051 $1.361176 $1.386033 $1.208065 $1.180521 $1.199707 $1.132055 $0.967796 $0.875390 $0.998657	0.000 0.000 0.000 0.000 40,006.766 147,188.070 151,824.428 152,344.145 134,739.822 176,789.615
44

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.545130 $1.591722 $1.255332 $1.303887 $1.397016 $1.421260 $1.039318 $0.969559 $1.057448 $0.803530	$2.076033 $1.545130 $1.591722 $1.255332 $1.303887 $1.397016 $1.421260 $1.039318 $0.969559 $1.057448	401,227.402 477,296.489 786,504.237 886,072.737 1,092,421.396 1,281,472.791 1,416,309.152 1,690,866.354 3,542,224.572 4,753,046.522
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.653489 $2.740131 $2.165594 $2.255354 $2.422307 $2.471169 $1.811163 $1.694349 $1.852067 $1.410733	$3.555251 $2.653489 $2.740131 $2.165594 $2.255354 $2.422307 $2.471169 $1.811163 $1.694349 $1.852067	0.000 0.000 0.000 0.000 41,374.354 94,227.183 108,897.597 150,296.028 221,404.767 128,809.410
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.648940 $1.747479 $1.576070 $1.532723 $1.590674 $1.583847 $1.473560 $1.395377 $1.383020 $1.291833	$1.845878 $1.648940 $1.747479 $1.576070 $1.532723 $1.590674 $1.583847 $1.473560 $1.395377 $1.383020	713,533.295 822,158.700 1,466,913.080 2,709,820.459 2,993,030.670 3,557,073.727 2,700,482.758 3,098,963.921 9,335,286.491 24,822,178.799
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.698012 $1.805177 $1.631657 $1.591622 $1.654959 $1.651736 $1.540577 $1.462446 $1.453716 $1.360674	$1.894914 $1.698012 $1.805177 $1.631657 $1.591622 $1.654959 $1.651736 $1.540577 $1.462446 $1.453716	0.000 0.000 0.000 488,137.655 1,796,441.271 3,251,292.867 4,220,138.728 6,522,294.873 7,619,423.812 7,825,504.095
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.845739 $2.096103 $1.711149 $1.641283 $1.702887 $1.686655 $1.353331 $1.223067 $1.315702 $1.164590	$2.286561 $1.845739 $2.096103 $1.711149 $1.641283 $1.702887 $1.686655 $1.353331 $1.223067 $1.315702	1,671,413.028 1,634,946.406 2,768,338.910 2,979,333.182 3,710,909.724 5,281,465.146 5,771,739.014 6,178,803.813 16,256,871.906 28,907,661.175
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.142234 $2.441260 $1.997116 $1.920205 $1.996070 $1.982683 $1.596160 $1.445167 $1.559221 $1.383795	$2.649888 $2.142234 $2.441260 $1.997116 $1.920205 $1.996070 $1.982683 $1.596160 $1.445167 $1.559221	0.000 0.000 0.000 192.700 219,901.999 675,856.991 1,141,838.576 1,465,899.459 1,906,438.103 2,647,361.600
45

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.848621 $2.024279 $1.719569 $1.642078 $1.708981 $1.695287 $1.444899 $1.328851 $1.379816 $1.245438	$2.180393 $1.848621 $2.024279 $1.719569 $1.642078 $1.708981 $1.695287 $1.444899 $1.328851 $1.379816	607,078.605 881,983.754 1,138,561.068 1,279,079.113 1,694,566.507 2,494,780.455 3,881,174.443 4,644,342.809 15,625,193.318 37,451,008.999
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.047043 $2.247613 $1.913759 $1.832555 $1.912817 $1.899797 $1.623809 $1.497070 $1.558693 $1.410934	$2.409944 $2.047043 $2.247613 $1.913759 $1.832555 $1.912817 $1.899797 $1.623809 $1.497070 $1.558693	0.000 0.000 0.000 2,991,619.508 11,479,683.840 20,461,632.565 25,343,888.790 28,195,089.751 30,687,443.318 34,348,066.549
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.785587 $1.915205 $1.673104 $1.612574 $1.678167 $1.661571 $1.489552 $1.385069 $1.401048 $1.291543	$2.043036 $1.785587 $1.915205 $1.673104 $1.612574 $1.678167 $1.661571 $1.489552 $1.385069 $1.401048	865,206.947 832,557.998 1,659,198.617 1,866,443.639 1,983,630.336 3,357,672.760 3,700,307.998 4,212,125.460 13,527,947.297 38,621,982.210
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.904300 $2.047337 $1.793889 $1.734054 $1.809206 $1.794064 $1.612129 $1.503517 $1.525314 $1.409153	$2.174333 $1.904300 $2.047337 $1.793889 $1.734054 $1.809206 $1.794064 $1.612129 $1.503517 $1.525314	0.000 0.000 0.000 1,633,715.346 5,336,080.135 9,246,368.706 11,297,497.350 13,998,786.910 16,034,871.922 17,802,002.572
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.052278 $1.071787 $1.054438 $1.051187 $1.066010 $1.032010 $1.072916 $1.042237 $1.000000	$1.119551 $1.052278 $1.071787 $1.054438 $1.051187 $1.066010 $1.032010 $1.072916 $1.042237	0.000 0.000 0.000 0.000 104,787.054 0.000 0.000 15,354.321 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.646033 $1.782155 $1.496650 $1.367540 $1.392500 $1.240845 $0.952745 $0.833252 $0.841574 $0.743464	$2.119775 $1.646033 $1.782155 $1.496650 $1.367540 $1.392500 $1.240845 $0.952745 $0.833252 $0.841574	241,784.929 337,090.666 708,409.970 1,328,572.847 1,328,819.231 1,641,492.298 1,789,016.531 1,383,928.979 1,854,955.322 6,066,892.338
46

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.620856 $2.844689 $2.395594 $2.193470 $2.239803 $1.999659 $1.539834 $1.349697 $1.366794 $1.210845	$3.366253 $2.620856 $2.844689 $2.395594 $2.193470 $2.239803 $1.999659 $1.539834 $1.349697 $1.366794	0.000 0.000 0.000 0.000 0.000 0.000 74,181.741 47,806.065 96,644.664 146,044.256
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.013492 $1.170776 $0.980654 $0.987147 $1.023734 $1.049919 $0.949894 $0.859336 $0.945602 $0.872753	$1.171451 $1.013492 $1.170776 $0.980654 $0.987147 $1.023734 $1.049919 $0.949894 $0.859336 $0.945602	70,450.271 76,852.519 76,365.323 1,258,907.3652 4,637,599.810 6,363,888.249 6,917,421.356 7,440,116.254 8,207,510.176 8,852,791.993
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.206838 $2.554682 $2.296412 $2.044585 $2.143357 $1.896615 $1.467898 $1.242319 $1.242520 $1.029351	$2.732678 $2.206838 $2.554682 $2.296412 $2.044585 $2.143357 $1.896615 $1.467898 $1.242319 $1.242520	42,133.593 33,517.451 42,812.499 92,674.405 125,147.867 182,177.483 179,115.628 181,847.028 690,702.806 406,981.249
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.153398 $1.212331 $1.136801 $1.110107 $1.134085 $1.085745 $1.049228 $0.993488 $1.000000	$1.268623 $1.153398 $1.212331 $1.136801 $1.110107 $1.134085 $1.085745 $1.049228 $0.993488	0.000 0.000 0.000 0.000 0.000 0.000 53,429.307 53,932.991 54,429.563
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.251957 $1.334662 $1.197091 $1.173928 $1.215990 $1.183433 $1.080606 $1.014433 $1.017230 $0.935049	$1.422947 $1.251957 $1.334662 $1.197091 $1.173928 $1.215990 $1.183433 $1.080606 $1.014433 $1.017230	211,023.851 222,679.600 103,734.562 111,035.901 177,420.529 140,922.494 175,440.163 209,935.511 142,621.553 58,199.348
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.285773 $1.357196 $1.243682 $1.215838 $1.245677 $1.204352 $1.140253 $1.088293 $1.073221 $0.997954	$1.417706 $1.285773 $1.357196 $1.243682 $1.215838 $1.245677 $1.204352 $1.140253 $1.088293 $1.073221	37,829.262 101,007.168 188,890.340 210,137.155 128,544.990 212,532.697 215,824.250 206,914.391 150,353.103 1,143.109
47

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.275763 $1.398309 $1.200884 $1.167341 $1.231035 $1.204741 $1.032001 $0.941380 $0.968815 $0.872328	$1.497188 $1.275763 $1.398309 $1.200884 $1.167341 $1.231035 $1.204741 $1.032001 $0.941380 $0.968815	31,237.152 101,365.700 109,391.823 101,776.212 118,562.056 354,589.886 186,212.577 46,445.950 41,129.750 41,423.707
TA Morgan Stanley Capital Growth - Initial Class(9) Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.710243 $3.539047 $2.507588 $2.610437 $2.376042 $2.280695 $1.565320 $1.378520 $1.489067 $1.188908	$4.512064 $3.710243 $3.539047 $2.507588 $2.610437 $2.376042 $2.280695 $1.565320 $1.378520 $1.489067	842,353.624 627,993.302 886,629.590 952,457.562 1,095,512.226 1,301,005.807 1,578,524.770 1,862,424.507 3,006,448.786 8,267,478.868
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.820959 $3.653117 $2.594343 $2.707403 $2.471757 $2.377425 $1.635736 $1.444833 $1.563699 $1.251941	$4.636645 $3.820959 $3.653117 $2.594343 $2.707403 $2.471757 $2.377425 $1.635736 $1.444833 $1.563699	0.000 0.000 0.000 0.000 31,239.888 28,172.095 116,080.952 60,614.127 70,375.851 64,843.719
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount Inception Date May 1, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.496826 $1.648819 $1.478150 $1.438362 $1.481719 $1.483077 $1.320001 $1.222567 $1.294690 $1.201202	$1.733638 $1.496826 $1.648819 $1.478150 $1.438362 $1.481719 $1.483077 $1.320001 $1.222567 $1.294690	0.000 0.000 0.000 28,198.977 412,836.061 352,676.597 470,878.311 595,890.024 630,781.491 681,223.139
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.324449 $2.455189 $2.188632 $2.064277 $2.095907 $1.924550 $1.658201 $1.498970 $1.465974 $1.201741	$2.781768 $2.324449 $2.455189 $2.188632 $2.064277 $2.095907 $1.924550 $1.658201 $1.498970 $1.465974	105,003.739 304,977.210 47,441.076 51,118.733 49,503.466 113,189.409 131,186.785 131,060.156 976,874.749 2,395,890.050
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.338620 $2.476436 $2.213759 $2.092577 $2.130540 $1.961874 $1.695217 $1.534767 $1.505101 $1.236185	$2.792458 $2.338620 $2.476436 $2.213759 $2.092577 $2.130540 $1.961874 $1.695217 $1.534767 $1.505101	0.000 0.000 0.000 94,448.893 946,522.209 1,156,728.362 998,328.524 818,760.494 485,322.832 379,182.527
48

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.061417 $1.160613 $1.053990 $1.017637 $1.062494 $1.002567 $0.912062 $0.919076 $0.968114 $1.020377	$1.248411 $1.061417 $1.160613 $1.053990 $1.017637 $1.062494 $1.002567 $0.912062 $0.919076 $0.968114	0.000 0.000 0.000 0.000 51,627.405 4,719.415 3,439.508 23,582.173 25,703.356 35,859.857
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.017702 $1.091812 $1.006269 $0.975294 $1.013409 $0.948413 $0.892250 $0.894314 $0.983287 $1.022125	$1.175899 $1.017702 $1.091812 $1.006269 $0.975294 $1.013409 $0.948413 $0.892250 $0.894314 $0.983287	0.000 0.000 0.000 0.000 0.000 20,601.035 21,538.588 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.029457 $1.134753 $1.005472 $0.975493 $1.028097 $0.983212 $0.856484 $0.865554 $0.996415 $1.021045	$1.229847 $1.029457 $1.134753 $1.005472 $0.975493 $1.028097 $0.983212 $0.856484 $0.865554 $0.996415	0.000 0.000 0.000 0.000 0.000 0.000 8,276.921 0.000 55,581.324 55,581.324
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.538464 $1.575852 $1.528675 $1.514282 $1.530210 $1.487467 $1.553039 $1.469425 $1.406874 $1.335418	$1.639220 $1.538464 $1.575852 $1.528675 $1.514282 $1.530210 $1.487467 $1.553039 $1.469425 $1.406874	251,210.121 196,392.059 809,827.619 1,162,814.565 1,062,686.148 1,295,079.427 1,623,484.961 2,033,633.237 6,261,294.625 17,615,337.326
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.380086 $1.418834 $1.379513 $1.369702 $1.386499 $1.352096 $1.414875 $1.341521 $1.288298 $1.225822	$1.467817 $1.380086 $1.418834 $1.379513 $1.369702 $1.386499 $1.352096 $1.414875 $1.341521 $1.288298	0.000 0.000 0.000 36,719.837 486,127.316 686,120.235 1,020,804.769 1,490,895.543 1,760,898.249 1,620,262.184
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.959396 $0.991607 $0.978288 $0.958897 $1.004479 $0.988661 $1.112164 $1.064682 $1.000000	$1.020231 $0.959396 $0.991607 $0.978288 $0.958897 $1.004479 $0.988661 $1.112164 $1.064682	0.000 0.000 0.000 0.000 149,419.099 129,941.015 174,333.066 188,377.955 3,291.983
49

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.041390 $0.039569 $0.059506 $0.079242 $0.086981 $0.118935 $0.220464 $0.317903 $0.404078 $0.561414	$0.023261 $0.041390 $0.039569 $0.059506 $0.079242 $0.086981 $0.118935 $0.220464 $0.317903 $0.404078	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 7,874.910 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.116061 $1.169494 $1.065283 $1.055922 $1.100378 $1.080658 $1.026957 $0.978671 $1.000000	$1.220090 $1.116061 $1.169494 $1.065283 $1.055922 $1.100378 $1.080658 $1.026957 $0.978671	0.000 0.000 0.000 0.000 0.000 20,996.289 131,400.999 159,501.239 142,012.098
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.170196 $1.266145 $1.070817 $1.068491 $1.163210 $1.146585 $1.001353 $0.918361 $1.000000	$1.280672 $1.170196 $1.266145 $1.070817 $1.068491 $1.163210 $1.146585 $1.001353 $0.918361	0.000 0.000 0.000 0.000 83,808.914 141,658.353 123,811.822 108,984.864 107,668.061
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.145728 $1.216622 $1.072240 $1.067651 $1.134872 $1.114436 $1.020507 $0.958899 $1.000000	$1.251340 $1.145728 $1.216622 $1.072240 $1.067651 $1.134872 $1.114436 $1.020507 $0.958899	0.000 0.000 0.000 0.000 9,050.002 60,876.633 65,443.988 48,355.387 0.000
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$5.412916 $6.221059 $5.477653 $4.601196 $4.802383 $4.643781 $3.466167 $3.030544 $3.167660 $2.471404	$6.664655 $5.412916 $6.221059 $5.477653 $4.601196 $4.802383 $4.643781 $3.466167 $3.030544 $3.167660	315,192.575 383,685.969 528,989.400 587,094.561 722,024.404 948,419.775 1,107,829.557 1,292,157.303 1,561,978.968 5,547,475.560
TA Small Mid Cap Value - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.985435 $2.286477 $2.018395 $1.699942 $1.778310 $1.724357 $1.289742 $1.130993 $1.184614 $0.926813	$2.437951 $1.985435 $2.286477 $2.018395 $1.699942 $1.778310 $1.724357 $1.289742 $1.130993 $1.184614	0.000 0.000 0.000 0.000 28,164.909 67,186.533 74,932.870 54,613.098 53,612.501 53,983.548
50

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.528045 $2.768627 $2.301594 $2.105512 $2.091466 $1.997260 $1.410550 $1.240683 $1.241340 $0.939590	$3.298782 $2.528045 $2.768627 $2.301594 $2.105512 $2.091466 $1.997260 $1.410550 $1.240683 $1.241340	316,521.017 373,966.564 556,049.875 653,778.406 678,605.418 785,138.352 715,107.607 765,889.947 2,099,735.230 6,818,061.362
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.809134 $4.180568 $3.485877 $3.195190 $3.182532 $3.047909 $2.158150 $1.902845 $1.907215 $1.447537	$4.956177 $3.809134 $4.180568 $3.485877 $3.195190 $3.182532 $3.047909 $2.158150 $1.902845 $1.907215	0.000 0.000 0.000 0.000 64,333.062 64,340.610 112,189.048 218,375.194 275,145.606 298,993.352
TA TS&W International Equity - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.065041 $1.282929 $1.062005 $1.069025 $1.073598 $1.152127 $0.942781 $0.821723 $0.975533 $0.914996	$1.267208 $1.065041 $1.282929 $1.062005 $1.069025 $1.073598 $1.152127 $0.942781 $0.821723 $0.975533	232,408.353 241,734.798 677,046.505 818,012.718 927,015.142 1,030,806.821 1,218,246.093 1,435,879.922 2,677,027.642 5,617,015.673
TA TS&W International Equity - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.922772 $2.320923 $1.925191 $1.943902 $1.957573 $2.105099 $1.726372 $1.508751 $1.796851 $1.689683	$2.281559 $1.922772 $2.320923 $1.925191 $1.943902 $1.957573 $2.105099 $1.726372 $1.508751 $1.796851	0.000 0.000 0.000 0.000 54,620.782 28,493.865 92,363.648 102,391.536 189,193.326 295,009.750
TA WMC US Growth - Initial Class(14) Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.997264 $2.028145 $1.597196 $1.580639 $1.505223 $1.378497 $1.058853 $0.952105 $1.006288 $0.869099	$2.748980 $1.997264 $2.028145 $1.597196 $1.580639 $1.505223 $1.378497 $1.058853 $0.952105 $1.006288	1,996,469.995 1,568,399.634 3,853,252.493 4,418,587.291 4,805,824.563 6,367,138.815 7,321,333.917 8,829,739.715 13,845,162.845 18,593,720.001
TA WMC US Growth - Service Class(14) Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.871429 $2.922958 $2.307875 $2.289968 $2.185565 $2.006452 $1.545084 $1.393091 $1.475398 $1.277827	$3.941809 $2.871429 $2.922958 $2.307875 $2.289968 $2.185565 $2.006452 $1.545084 $1.393091 $1.475398	0.000 0.000 0.000 0.000 98,057.375 140,768.341 341,302.538 479,932.636 537,541.490 364,925.396

51

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.813555 $1.973815 $1.738612 $1.695364 $1.704673 $1.620969 $1.419893 $1.275667 $1.340179 $1.237531	$2.104733 $1.813555 $1.973815 $1.738612 $1.695364 $1.704673 $1.620969 $1.419893 $1.275667 $1.340179	2,286,524.877 2,434,932.178 2,800,850.163 2,884,627.092 3,312,399.708 3,604,662.980 3,488,541.827 2,848,432.156 2,117,400.501 982,285.304
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.724165 $1.861586 $1.595500 $1.460117 $1.463339 $1.361034 $1.027905 $0.891262 $0.854090 $0.769663	$2.096671 $1.724165 $1.861586 $1.595500 $1.460117 $1.463339 $1.361034 $1.027905 $0.891262 $0.854090	2,177,394.235 2,829,067.906 3,275,696.829 4,520,034.861 4,300,460.925 3,621,591.249 3,624,178.289 2,760,879.257 1,985,721.516 888,775.150
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.330647 $2.315549 $1.787484 $1.775109 $1.627711 $1.453418 $1.078387 $0.939376 $0.992081 $0.918167	$3.080729 $2.330647 $2.315549 $1.787484 $1.775109 $1.627711 $1.453418 $1.078387 $0.939376 $0.992081	304,201.557 414,038.176 521,532.789 642,534.768 667,924.158 831,636.445 873,569.382 994,304.661 1,275,867.466 821,098.493
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.798812 $1.922622 $1.686302 $1.571239 $1.579780 $1.528136 $1.259542 $1.105275 $1.112364 $1.007990	$2.139024 $1.798812 $1.922622 $1.686302 $1.571239 $1.579780 $1.528136 $1.259542 $1.105275 $1.112364	4,839,485.759 5,437,734.695 6,350,236.504 6,175,705.460 3,788,857.998 3,696,408.340 4,373,101.340 3,565,567.327 2,867,654.029 1,192,409.561
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.087717 $1.117014 $1.098472 $1.087803 $1.105983 $1.071010 $1.115985 $1.079841 $1.037506 $0.993701	$1.166754 $1.087717 $1.117014 $1.098472 $1.087803 $1.105983 $1.071010 $1.115985 $1.079841 $1.037506	2,718,988.963 3,051,609.712 3,362,588.069 4,132,049.535 4,078,875.850 4,786,555.367 5,028,342.423 4,394,305.010 1,863,599.921 1,505,132.018
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.385922 $2.438743 $1.937882 $1.804370 $1.721495 $1.617436 $1.267444 $1.096170 $1.167433 $1.002849	$3.060494 $2.385922 $2.438743 $1.937882 $1.804370 $1.721495 $1.617436 $1.267444 $1.096170 $1.167433	2,208,513.191 2,460,653.738 2,690,389.190 2,852,720.020 2,976,038.892 3,181,759.428 3,107,894.491 2,560,167.916 1,730,057.394 890,602.425
52

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.187232 $2.270699 $1.891479 $1.729054 $1.737497 $1.601105 $1.222710 $1.061152 $1.101971 $1.008240	$2.706136 $2.187232 $2.270699 $1.891479 $1.729054 $1.737497 $1.601105 $1.222710 $1.061152 $1.101971	1,683,135.268 1,995,326.624 2,147,955.345 2,483,825.375 2,628,023.095 2,827,270.094 2,448,276.725 1,763,022.845 1,497,277.431 495,504.155
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.204118 $1.413356 $1.090333 $1.073615 $1.146447 $1.200663 $1.006350 $0.870231 $1.031180 $0.980359	$1.451357 $1.204118 $1.413356 $1.090333 $1.073615 $1.146447 $1.200663 $1.006350 $0.870231 $1.031180	2,631,204.430 2,869,130.472 2,347,935.449 2,283,100.440 2,421,183.966 2,765,825.046 2,734,417.475 2,397,219.657 1,849,542.796 970,606.398
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.587553 $1.688895 $1.478406 $1.404697 $1.422741 $1.314527 $1.120209 $0.991794 $1.048229 $0.904846	$1.938422 $1.587553 $1.688895 $1.478406 $1.404697 $1.422741 $1.314527 $1.120209 $0.991794 $1.048229	5,325,887.188 5,801,871.573 5,669,454.321 5,358,856.722 5,590,914.971 4,963,746.675 3,963,393.336 3,696,696.339 2,754,065.957 2,051,668.484
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.749252 $1.904761 $1.592351 $1.502418 $1.520889 $1.384615 $1.074780 $0.940758 $0.983643 $0.855116	$2.259058 $1.749252 $1.904761 $1.592351 $1.502418 $1.520889 $1.384615 $1.074780 $0.940758 $0.983643	2,750,281.331 2,783,702.408 3,119,839.347 3,853,363.457 4,160,684.537 4,679,599.648 4,747,195.416 3,434,162.915 2,421,613.226 1,504,501.260
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.531367 $1.702102 $1.535824 $1.326229 $1.407781 $1.319157 $1.049003 $0.911015 $0.919991 $0.813769	$1.914877 $1.531367 $1.702102 $1.535824 $1.326229 $1.407781 $1.319157 $1.049003 $0.911015 $0.919991	206,908.435 227,531.419 240,629.897 266,106.998 291,128.693 302,052.022 372,238.690 394,272.788 452,625.585 225,590.351
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.992510 $2.034373 $1.533812 $1.550527 $1.474322 $1.349970 $1.008997 $0.896592 $0.911651 $0.748153	$2.626162 $1.992510 $2.034373 $1.533812 $1.550527 $1.474322 $1.349970 $1.008997 $0.896592 $0.911651	221,786.921 261,380.694 349,298.201 527,341.575 564,876.726 620,668.655 644,111.361 712,135.199 763,227.723 249,152.998
53

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.705459 $2.034293 $1.715460 $1.557943 $1.609870 $1.543346 $1.154644 $1.024578 $1.168241 $0.923603	$2.066550 $1.705459 $2.034293 $1.715460 $1.557943 $1.609870 $1.543346 $1.154644 $1.024578 $1.168241	1,957,866.125 2,151,333.279 2,613,253.268 2,842,735.235 3,032,925.423 2,864,623.018 2,974,084.899 2,963,912.632 2,127,884.273 1,365,640.190
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.570827 $1.935589 $1.652119 $1.536811 $1.613653 $1.539983 $1.202443 $0.962019 $1.075026 $0.864938	$2.072269 $1.570827 $1.935589 $1.652119 $1.536811 $1.613653 $1.539983 $1.202443 $0.962019 $1.075026	772,800.147 808,351.847 926,795.100 981,031.310 934,294.304 1,337,961.183 1,490,150.274 1,048,322.351 666,552.028 796,984.730
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.829002 $2.059412 $1.875441 $1.690636 $1.835614 $1.818636 $1.496889 $1.323222 $1.369903 $1.265010	$2.148112 $1.829002 $2.059412 $1.875441 $1.690636 $1.835614 $1.818636 $1.496889 $1.323222 $1.369903	1,002,555.855 1,249,638.126 1,852,030.280 1,983,247.146 2,272,457.852 2,759,775.379 2,943,179.650 3,472,320.388 3,745,734.220 2,989,385.476
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.447477 $1.537683 $1.425138 $1.270432 $1.389421 $1.350032 $1.204392 $1.086854 $1.079026 $0.973455	$1.652662 $1.447477 $1.537683 $1.425138 $1.270432 $1.389421 $1.350032 $1.204392 $1.086854 $1.079026	879,806.255 1,125,939.889 1,277,009.219 1,406,136.987 1,558,656.693 1,858,015.477 2,119,818.819 2,728,806.083 1,742,893.131 940,960.968
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.371240 $1.532992 $1.438161 $1.259567 $1.346844 $1.278040 $1.012874 $0.901291 $0.925781 $0.846299	$1.653474 $1.371240 $1.532992 $1.438161 $1.259567 $1.346844 $1.278040 $1.012874 $0.901291 $0.925781	235,875.170 274,124.987 287,216.831 300,689.531 351,082.713 454,244.410 470,520.225 562,619.584 672,654.344 614,043.597
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.721101 $1.820487 $1.456728 $1.451420 $1.408466 $1.323585 $0.962417 $1.000000	$2.309928 $1.721101 $1.820487 $1.456728 $1.451420 $1.408466 $1.323585 $0.962417	194,185.162 250,738.595 358,336.787 375,926.938 386,516.984 501,639.393 844,451.116 876,064.657
54

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.451122 $2.508488 $2.006308 $1.819134 $1.782020 $1.613859 $1.242420 $1.079631 $1.115844 $0.903633	$3.259097 $2.451122 $2.508488 $2.006308 $1.819134 $1.782020 $1.613859 $1.242420 $1.079631 $1.115844	186,195.785 251,282.916 260,850.618 275,470.770 284,487.475 381,133.766 460,838.284 517,518.454 610,272.798 438,198.267
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.370337 $1.499280 $1.202967 $1.200933 $1.252471 $1.187831 $0.942735 $0.799571 $0.944924 $0.831468	$1.735194 $1.370337 $1.499280 $1.202967 $1.200933 $1.252471 $1.187831 $0.942735 $0.799571 $0.944924	319,096.754 415,909.111 454,894.810 502,524.834 532,084.177 709,129.042 766,764.917 892,394.528 1,115,257.629 813,292.713
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.406816 $2.489518 $2.003032 $1.871339 $1.943930 $2.136111 $1.537575 $1.292886 $1.468263 $1.097886	$3.345050 $2.406816 $2.489518 $2.003032 $1.871339 $1.943930 $2.136111 $1.537575 $1.292886 $1.468263	594,320.562 666,290.505 748,972.365 802,376.151 896,356.877 1,089,636.225 1,477,793.736 1,804,082.698 1,283,209.534 757,274.730
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.463247 $1.580321 $1.433893 $1.339428 $1.369457 $1.286122 $1.101021 $1.008958 $1.009566 $0.936049	$1.729086 $1.463247 $1.580321 $1.433893 $1.339428 $1.369457 $1.286122 $1.101021 $1.008958 $1.009566	161,475.628 221,493.463 234,683.874 265,036.858 291,722.297 302,525.671 364,289.103 433,552.166 751,644.814 1,040,140.445
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.373734 $1.498309 $1.323864 $1.271012 $1.312152 $1.271904 $1.129979 $1.025368 $1.077697 $1.003631	$1.558768 $1.373734 $1.498309 $1.323864 $1.271012 $1.312152 $1.271904 $1.129979 $1.025368 $1.077697	644,802.367 708,161.633 975,381.525 1,065,101.936 877,697.337 909,277.476 1,026,069.216 905,281.254 736,720.675 279,431.129
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.950116 $1.142271 $0.994968 $0.943637 $1.025811 $1.173357 $0.969917 $0.833957 $0.948576 $0.889448	$1.051795 $0.950116 $1.142271 $0.994968 $0.943637 $1.025811 $1.173357 $0.969917 $0.833957 $0.948576	638,328.688 825,693.779 915,009.064 1,028,978.183 1,092,027.006 1,454,498.982 1,921,446.817 2,209,385.123 2,047,920.480 1,159,390.709
55

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA 60/40 Allocation - Service Class Subaccount Inception Date May 1, 2018	2019 2018	$0.954289 $0.998921	$1.127782 $0.954289	8,149.299 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.633395 $1.706731 $1.618104 $1.430181 $1.519095 $1.490430 $1.424871 $1.236976 $1.202779 $1.089989	$1.831406 $1.633395 $1.706731 $1.618104 $1.430181 $1.519095 $1.490430 $1.424871 $1.236976 $1.202779	1,897,263.009 3,541,026.733 2,974,009.867 2,909,379.373 3,223,388.980 4,378,113.263 4,592,590.854 4,301,232.121 3,239,170.107 1,095,580.651
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.116780 $1.135160 $1.127235 $1.144185 $1.165110 $1.134198 $1.182315 $1.146167 $1.085909 $1.059101	$1.168397 $1.116780 $1.135160 $1.127235 $1.144185 $1.165110 $1.134198 $1.182315 $1.146167 $1.085909	3,314,038.446 2,087,731.577 2,509,209.742 4,119,957.132 3,750,507.839 3,102,291.371 6,016,810.209 8,921,164.749 7,438,645.964 7,655,931.765
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.116780 $1.135160 $1.127235 $1.144185 $1.165110 $1.134198 $1.182315 $1.146167 $1.085909 $1.059101	$1.116397 $1.116780 $1.135160 $1.127235 $1.144185 $1.165110 $1.134198 $1.182315 $1.146167 $1.085909	111,666.397 1,311,262.562 328,472.996 703,965.173 572,738.393 154,597.444 956.324 556,102.782 1,308,461.124 126,322.027
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2019 2018 2017 2016 2015	$10.406132 $11.232784 $9.960890 $9.514847 $9.999552	$12.060155 $10.406132 $11.232784 $9.960890 $9.514847	411,210.914 492,261.277 514,847.472 321,156.876 43,940.931
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date August 16, 2017	2019 2018 2017	$2.351502 $2.701219 $2.507836	$2.866415 $2.351502 $2.701219	97,359.593 121,553.456 148,762.867
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.458578 $1.679002 $1.469595 $1.303586 $1.377898 $1.251275 $0.978951 $0.892795 $0.885726 $0.817361	$1.773163 $1.458578 $1.679002 $1.469595 $1.303586 $1.377898 $1.251275 $0.978951 $0.892795 $0.885726	2,923,757.948 3,625,874.586 4,315,045.830 4,854,112.535 4,807,536.946 6,519,776.604 5,012,489.876 5,371,790.228 3,850,507.150 2,412,135.173
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.125772 $1.276245 $1.168541 $1.182818 $1.212913 $1.088257 $1.066665 $0.867629 $0.938309 $0.827221	$1.383106 $1.125772 $1.276245 $1.168541 $1.182818 $1.212913 $1.088257 $1.066665 $0.867629 $0.938309	1,628,641.843 1,841,557.565 2,272,447.678 2,582,967.194 5,296,140.865 8,094,282.425 2,823,250.417 2,850,941.034 2,000,900.379 971,649.818
56

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Government Money Market - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.859638 $0.866647 $0.880853 $0.895313 $0.910022 $0.924989 $0.940222 $0.955761 $0.971427 $0.987430	$0.860201 $0.859638 $0.866647 $0.880853 $0.895313 $0.910022 $0.924989 $0.940222 $0.955761 $0.971427	8,780,702.707 8,387,407.010 6,931,138.456 9,850,913.235 11,365,062.029 9,605,658.508 12,216,414.670 10,842,734.699 10,807,767.082 4,583,578.385
TA BlackRock iShares Edge 40- Service Class(4) Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.072836 $1.141160 $1.059110 $1.055536 $1.077469 $1.039560 $0.988625 $0.949971 $0.949802 $0.884529	$1.214817 $1.072836 $1.141160 $1.059110 $1.055536 $1.077469 $1.039560 $0.988625 $0.949971 $0.949802	4,848,906.464 5,558,834.434 6,444,831.368 7,457,088.103 8,253,145.759 9,298,673.940 9,808,855.904 9,470,302.955 7,490,490.300 857,226.226
TA BlackRock iShares Edge 50 - Service Class(5) Subaccount Inception Date March 21, 2016	2019 2018 2017 2016	$10.782182 $11.256444 $10.139069 $9.998659	$12.308111 $10.782182 $11.256444 $10.139069	38,541.658 32,129.145 10,895.291 7,482.521
TA BlackRock iShares Edge 75 - Service Class(6) Subaccount Inception Date March 21, 2016	2019 2018 2017 2016	$11.198077 $11.847127 $10.208194 $9.998659	$13.250186 $11.198077 $11.847127 $10.208194	47,797.875 38,686.325 15,442.184 15,194.344
TA BlackRock iShares Edge 100 - Service Class(7) Subaccount Inception Date March 21, 2016	2019 2018 2017 2016	$11.804087 $12.674941 $10.455031 $9.998659	$14.466701 $11.804087 $12.674941 $10.455031	8,079.450 7,897.709 14,354.790 9,996.735
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.744321 $1.855153 $1.688443 $1.635938 $1.665005 $1.610813 $1.457464 $1.346777 $1.319555 $1.205764	$2.008586 $1.744321 $1.855153 $1.688443 $1.635938 $1.665005 $1.610813 $1.457464 $1.346777 $1.319555	18,339,001.055 20,423,031.526 24,331,470.294 26,456,170.221 30,312,115.795 33,807,916.811 31,590,119.919 24,065,973.372 10,044,644.684 3,963,821.864
TA International Growth - Service Class(8) Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.117663 $1.384796 $1.108461 $1.128213 $1.149620 $1.235436 $1.066349 $0.889470 $1.007030 $0.927994	$1.400813 $1.117663 $1.384796 $1.108461 $1.128213 $1.149620 $1.235436 $1.066349 $0.889470 $1.007030	883,798.033 1,277,638.052 2,291,331.551 1,602,701.341 1,641,838.523 1,265,506.242 1,422,093.320 1,019,053.602 777,674.269 633,007.676
57

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.373390 $1.397090 $1.216518 $1.187626 $1.205750 $1.136652 $0.970775 $0.877223 $0.999750 $0.985671	$1.645286 $1.373390 $1.397090 $1.216518 $1.187626 $1.205750 $1.136652 $0.970775 $0.877223 $0.999750	10,210,911.700 10,837,593.259 10,454,263.933 11,243,080.105 11,085,515.812 9,579,216.852 9,484,550.462 5,731,161.283 2,838,480.727 2,216,792.820
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.827456 $1.885271 $1.488509 $1.548682 $1.661693 $1.693534 $1.240007 $1.158876 $1.265509 $0.962999	$2.450905 $1.827456 $1.885271 $1.488509 $1.548682 $1.661693 $1.693534 $1.240007 $1.158876 $1.265509	2,464,171.785 2,731,404.099 2,706,779.091 2,766,426.210 4,210,576.979 4,631,420.989 5,837,023.607 3,718,558.907 3,272,364.730 1,012,267.649
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.231733 $1.308173 $1.181273 $1.151163 $1.195800 $1.192298 $1.110966 $1.053582 $1.046260 $0.978341	$1.375917 $1.231733 $1.308173 $1.181273 $1.151163 $1.195800 $1.192298 $1.110966 $1.053582 $1.046260	13,340,232.916 14,633,471.137 15,498,559.063 17,080,441.821 20,377,606.498 23,586,436.277 27,531,800.330 28,532,593.770 25,399,464.484 20,268,977.243
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.328478 $1.512411 $1.236041 $1.187272 $1.232966 $1.223492 $0.984003 $0.890037 $0.959330 $0.850553	$1.644914 $1.328478 $1.512411 $1.236041 $1.187272 $1.232966 $1.223492 $0.984003 $0.890037 $0.959330	3,272,335.162 3,526,099.818 4,106,354.415 4,507,209.203 4,834,821.570 5,896,915.935 6,213,494.610 6,537,672.730 4,259,024.514 2,261,206.486
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.322148 $1.450261 $1.233632 $1.180131 $1.230608 $1.221035 $1.042629 $0.960308 $0.998859 $0.903290	$1.558075 $1.322148 $1.450261 $1.233632 $1.180131 $1.230608 $1.221035 $1.042629 $0.960308 $0.998859	32,562,283.167 39,112,872.368 45,335,302.092 48,778,869.676 54,519,567.715 59,776,457.066 65,099,527.020 61,373,777.242 59,402,066.046 57,070,907.875
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.297917 $1.394034 $1.220260 $1.178407 $1.228269 $1.216783 $1.092317 $1.017714 $1.031459 $0.951968	$1.483411 $1.297917 $1.394034 $1.220260 $1.178407 $1.228269 $1.216783 $1.092317 $1.017714 $1.031459	44,567,836.448 49,386,053.443 58,028,778.226 64,515,640.409 70,987,581.797 78,150,973.015 81,936,035.478 66,525,117.643 53,469,770.190 35,787,581.147
58

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.060250 $1.078827 $1.060311 $1.055999 $1.069846 $1.034718 $1.074687 $1.042923 $1.000000	$1.129132 $1.060250 $1.078827 $1.060311 $1.055999 $1.069846 $1.034718 $1.074687 $1.042923	2,740,841.976 3,046,902.512 2,935,112.936 4,246,773.547 3,148,536.328 3,277,047.548 2,913,270.334 3,090,197.190 1,439,468.223
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.917783 $2.079505 $1.749495 $1.600313 $1.632508 $1.456048 $1.120122 $0.980840 $0.992292 $0.878213	$2.465644 $1.917783 $2.079505 $1.749495 $1.600313 $1.632508 $1.456048 $1.120122 $0.980840 $0.992292	438,370.236 491,604.605 570,485.778 571,966.107 686,827.052 585,801.773 348,566.198 265,719.277 253,171.587 74,420.203
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.023365 $1.181015 $0.988261 $0.993830 $1.029653 $1.054952 $0.953510 $0.861761 $0.947340 $0.873506	$1.184028 $1.023365 $1.181015 $0.988261 $0.993830 $1.029653 $1.054952 $0.953510 $0.861761 $0.947340	7,871,753.203 9,232,724.559 9,764,209.907 10,312,668.274 11,776,922.315 13,262,825.081 14,412,778.435 12,093,773.315 12,500,428.168 12,033,169.330
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.226701 $2.575125 $2.312525 $2.056922 $2.154162 $1.904313 $1.472415 $1.244913 $1.243896 $1.029468	$2.759996 $2.226701 $2.575125 $2.312525 $2.056922 $2.154162 $1.904313 $1.472415 $1.244913 $1.243896	1,718,011.379 1,899,038.228 2,260,141.709 2,715,797.274 2,856,876.511 2,105,842.592 1,667,310.486 1,332,767.729 587,972.098 247,805.380
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.162109 $1.220285 $1.143136 $1.115218 $1.138191 $1.088602 $1.050962 $0.994146 $1.000000	$1.279445 $1.162109 $1.220285 $1.143136 $1.115218 $1.138191 $1.088602 $1.050962 $0.994146	9,478,445.197 10,329,602.176 12,949,819.548 13,119,968.962 12,081,473.432 12,946,695.302 13,213,707.313 7,723,009.555 1,546,964.592
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.126185 $1.184126 $1.089568 $1.114959 $1.157393 $1.084499 $1.007913 $1.000000	$1.285858 $1.126185 $1.184126 $1.089568 $1.114959 $1.157393 $1.084499 $1.007913	5,633,222.031 6,544,558.171 8,515,843.616 9,668,165.631 10,213,122.681 10,514,143.892 10,362,620.491 3,237,290.804
59

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.178345 $1.257398 $1.128976 $1.159018 $1.213957 $1.140694 $1.002962 $1.000000	$1.354284 $1.178345 $1.257398 $1.128976 $1.159018 $1.213957 $1.140694 $1.002962	3,559.706.031 4,130,338.482 4,789,365.904 5,193,680.790 5,765,519.628 4,019,390.871 4,192,059.745 755,902.335
TA Levin Large Cap Value - Service Class Subaccount Inception Date May 1, 2018	2019 2018	$0.894750 $0.996973	$1.029847 $0.894750	62,685.955 9,688.140
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2019 2018 2017	$1.280189 $1.311317 $1.255338	$1.447587 $1.280189 $1.311317	676,116.494 810,894.006 842,351.301
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.265213 $1.347460 $1.207372 $1.182854 $1.224036 $1.190094 $1.085619 $1.018128 $1.019934 $0.936613	$1.439424 $1.265213 $1.347460 $1.207372 $1.182854 $1.224036 $1.190094 $1.085619 $1.018128 $1.019934	25,297,865.565 28,947,115.711 30,813,818.232 32,418,929.145 35,332,109.706 36,709,198.091 37,185,320.286 20,799,085.008 11,776,787.148 2,795,250.055
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.297372 $1.368093 $1.252438 $1.223188 $1.251978 $1.209253 $1.143767 $1.090563 $1.074408 $0.998075	$1.431907 $1.297372 $1.368093 $1.252438 $1.223188 $1.251978 $1.209253 $1.143767 $1.090563 $1.074408	8,189,707.910 11,132,051.162 11,372,113.406 12,915,261.435 14,791,559.455 16,201,999.457 14,619,432.368 12,033,138.808 4,192,354.613 1,600,059.091
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.289266 $1.411711 $1.211213 $1.176223 $1.239185 $1.211522 $1.036789 $0.944813 $0.971384 $0.873783	$1.514515 $1.289266 $1.411711 $1.211213 $1.176223 $1.239185 $1.211522 $1.036789 $0.944813 $0.971384	18,217,619.836 20,254,379.520 24,344,370.719 24,119,358.492 29,524,956.905 32,392,241.038 30,000,277.399 17,145,731.673 13,720,386.825 9,362,116.258
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.202876 $1.257142 $1.153348 $1.125495 $1.182385 $1.112403 $0.989330 $1.000000	$1.403224 $1.202876 $1.257142 $1.153348 $1.125495 $1.182385 $1.112403 $0.989330	3,044,853.180 3,579,377.074 4,325,996.829 4,365,707.595 5,302,472.546 5,530,509.429 5,112,702.340 1,682,440.988
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.663020 $2.543522 $1.804572 $1.881358 $1.715926 $1.648824 $1.133321 $1.000068 $1.081284 $0.864855	$3.234693 $2.663020 $2.543522 $1.804572 $1.881358 $1.715926 $1.648824 $1.133321 $1.000068 $1.081284	2,569,523.309 1,561,834.649 1,511,258.857 1,395,169.817 1,402,571.585 542,730.907 2,509,403.199 774,190.848 488,610.262 91,068.254
60

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount Inception Date May 1, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.511122 $1.662912 $1.489330 $1.447826 $1.490001 $1.489899 $1.324782 $1.225779 $1.296818 $1.201990	$1.751918 $1.511122 $1.662912 $1.489330 $1.447826 $1.490001 $1.489899 $1.324782 $1.225779 $1.296818	11,897,895.939 13,797,204.753 16,702,896.521 18,320,059.415 19,695,215.368 22,040,400.506 23,610,790.425 23,600,387.504 23,834,038.977 16,341,040.280
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(11) Subaccount Inception Date November 10, 2014	2019 2018 2017 2016 2015 2014	$9.333038 $10.286456 $9.293463 $9.411446 $9.905970 $9.998655	$10.532073 $9.333038 $10.286456 $9.293463 $9.411446 $9.905970	98,766.151 138,871.305 147,659.582 127,948.743 50,826.551 0.000
TA MSCI EAFE Index - Service Class(3)(12) Subaccount Inception Date May 1, 2017	2019 2018 2017	$9.281238 $11.017340 $9.998534	$11.040900 $9.281238 $11.017340	8,097.850 7,484.838 8,014.429
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.738178 $1.838791 $1.642142 $1.550741 $1.577325 $1.451026 $1.252578 $1.132912 $1.109926 $0.910713	$2.077536 $1.738178 $1.838791 $1.642142 $1.550741 $1.577325 $1.451026 $1.252578 $1.132912 $1.109926	5,434,542.308 6,427,117.931 8,089,316.027 7,175,694.701 4,802,068.217 4,696,558.094 4,801,780.703 4,494,254.109 3,914,000.679 3,460,805.232
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.070965 $1.169900 $1.061381 $1.023770 $1.067847 $1.006637 $0.914867 $0.920990 $0.969182 $1.020496	$1.260872 $1.070965 $1.169900 $1.061381 $1.023770 $1.067847 $1.006637 $0.914867 $0.920990 $0.969182	7,514,725.092 8,985,639.010 9,755,266.460 9,928,079.481 10,578,008.208 9,969,139.909 9,327,423.954 3,433,446.583 2,874,788.246 2,108,415.599
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.026888 $1.100574 $1.013351 $0.981190 $1.018540 $0.952272 $0.895001 $0.896169 $0.984370 $1.022242	$1.187674 $1.026888 $1.100574 $1.013351 $0.981190 $1.018540 $0.952272 $0.895001 $0.896169 $0.984370	4,645,479.979 5,456,128.534 5,134,125.030 6,064,380.726 4,134,185.867 3,846,710.649 3,615,356.493 2,996,511.514 2,701,790.773 1,834,827.735
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.038697 $1.143804 $1.012502 $0.981356 $1.033259 $0.987191 $0.859112 $0.867357 $0.997506 $1.021163	$1.242103 $1.038697 $1.143804 $1.012502 $0.981356 $1.033259 $0.987191 $0.859112 $0.867357 $0.997506	4,093,840.057 4,839,171.981 5,194,747.250 5,616,323.951 6,080,103.536 5,347,619.831 5,531,710.735 3,217,817.343 3,305,475.811 2,272,210.456
61

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.190596 $1.222814 $1.187763 $1.178158 $1.191428 $1.160718 $1.213419 $1.149373 $1.102698 $1.048199	$1.267514 $1.190596 $1.222814 $1.187763 $1.178158 $1.191428 $1.160718 $1.213419 $1.149373 $1.102698	9,636,137.834 11,148,932.708 13,511,668.299 15,262,801.948 15,331,001.968 17,265,933.992 19,953,559.378 20,091,396.545 14,294,187.047 8,930,040.986
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.966664 $0.998133 $0.983762 $0.963316 $1.008117 $0.991263 $1.113998 $1.065381 $1.000000	$1.028965 $0.966664 $0.998133 $0.983762 $0.963316 $1.008117 $0.991263 $1.113998 $1.065381	3,171,485.699 3,503,748.680 3,899,481.066 4,190,947.839 4,746,284.181 5,202,310.831 5,813,537.067 4,912,717.836 1,654,532.302
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.041788 $0.039906 $0.059951 $0.079767 $0.087474 $0.119484 $0.221268 $0.318752 $0.404748 $0.561781	$0.023512 $0.041788 $0.039906 $0.059951 $0.079767 $0.087474 $0.119484 $0.221268 $0.318752 $0.404748	12,665,965.136 22,163,559.286 8,768,315.690 16,562,385.570 11,189,549.721 4,402,267.617 3,919,828.123 13,577,546.219 15,238,729.181 303,046.526
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.124488 $1.177161 $1.071222 $1.060764 $1.104343 $1.083499 $1.028652 $0.979309 $1.000000	$1.230504 $1.124488 $1.177161 $1.071222 $1.060764 $1.104343 $1.083499 $1.028652 $0.979309	4,261,106.114 5,279,942.542 5,664,162.573 7,765,461.150 8,980,759.587 9,889,153.357 11,346,698.955 9,039,767.977 3,176,913.524
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.179058 $1.274467 $1.076796 $1.073401 $1.167401 $1.149589 $1.002996 $0.918962 $1.000000	$1.291641 $1.179058 $1.274467 $1.076796 $1.073401 $1.167401 $1.149589 $1.002996 $0.918962	7,718,053.914 8,721,562.542 10,008,511.611 11,906,683.247 13,297,204.010 14,754,603.759 15,957,305.201 8,038,722.259 5,167,411.086
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.154448 $1.224655 $1.078253 $1.072581 $1.139005 $1.117388 $1.022199 $0.959537 $1.000000	$1.262097 $1.154448 $1.224655 $1.078253 $1.072581 $1.139005 $1.117388 $1.022199 $0.959537	10,661,299.862 11,744,524.947 15,012,208.473 16,120,380.334 17,043,201.635 18,563,409.388 18,628,021.210 7,453,138.421 1,072,479.668
TA S&P 500 Index - Service Class(3)(13) Subaccount Inception Date May 1, 2017	2019 2018 2017	$10.438268 $11.185352 $9.998534	$13.421999 $10.438268 $11.185352	5,039.085 4,181.969 0.000
62

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small Mid Cap Value - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.006919 $2.308947 $2.036236 $1.713278 $1.790493 $1.734470 $1.296030 $1.135393 $1.188049 $0.928586	$2.466757 $2.006919 $2.308947 $2.036236 $1.713278 $1.790493 $1.734470 $1.296030 $1.135393 $1.188049	2,271,574.020 2,551,456.677 2,992,713.025 4,818,371.552 3,547,989.562 3,841,629.082 4,073,719.098 3,784,098.267 3,256,714.446 1,739,597.689
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.583421 $2.832529 $2.359530 $2.160646 $2.149973 $2.057005 $1.455085 $1.281686 $1.283366 $0.973095	$3.364662 $2.583421 $2.832529 $2.359530 $2.160646 $2.149973 $2.057005 $1.455085 $1.281686 $1.283366	2,621,377.315 2,921,047.130 3,168,186.410 3,208,958.840 3,410,215.343 3,432,226.227 4,875,070.155 2,895,795.811 1,767,541.811 944,657.482
TA TS&W International Equity - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.963346 $1.161693 $0.962672 $0.971078 $0.976952 $1.049537 $0.859867 $0.750727 $0.893198 $0.839096	$1.144225 $0.963346 $1.161693 $0.962672 $0.971078 $0.976952 $1.049537 $0.859867 $0.750727 $0.893198	884,545.402 1,278,270.960 1,348,629.091 805,922.186 754,657.202 690,386.725 667,677.332 617,933.450 578,080.472 425,794.831
TA WMC US Growth - Service Class(14) Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.750174 $1.779824 $1.403916 $1.391656 $1.326909 $1.216972 $0.936214 $0.843274 $0.892217 $0.771968	$2.404950 $1.750174 $1.779824 $1.403916 $1.391656 $1.326909 $1.216972 $0.936214 $0.843274 $0.892217	2,503,851.246 2,561,531.072 2,947,582.650 2,949,856.497 2,933,227.414 3,050,408.048 3,235,042.343 3,169,932.397 3,031,662.562 958,887.843

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.934558 $2.086683 $1.786667 $1.633456 $1.635443 $1.519616 $1.146547 $0.993144 $0.950792 $0.855967	$2.354833 $1.934558 $2.086683 $1.786667 $1.633456 $1.635443 $1.519616 $1.146547 $0.993144 $0.950792	5,558,464.225 5,667,358.501 6,328,323.567 7,572,827.512 7,638,858.442 8,924,779.167 9,445,867.212 8,451,259.347 6,555,873.977 1,685,482.846
63

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.912958 $1.898680 $1.464243 $1.452676 $1.330745 $1.187087 $0.879919 $0.765726 $0.807891 $0.746965	$2.531101 $1.912958 $1.898680 $1.464243 $1.452676 $1.330745 $1.187087 $0.879919 $0.765726 $0.807891	1,345,672.395 1,507,493.171 1,691,107.527 1,802,885.996 1,995,950.523 2,634,678.159 3,035,159.642 3,640,477.878 3,743,303.294 954,314.753
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.724836 $2.964135 $2.475535 $2.333421 $2.359790 $2.146233 $1.664335 $1.455357 $1.520198 $1.320272	$3.522434 $2.724836 $2.964135 $2.475535 $2.333421 $2.359790 $2.146233 $1.664335 $1.455357 $1.520198	6,387,629.160 7,083,258.779 7,851,900.871 8,412,268.397 9,189,767.164 12,570,896.648 13,129,262.311 14,055,654.762 9,881,038.633 1,755,002.271
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.792758 $1.990652 $1.794414 $1.548011 $1.641579 $1.536721 $1.220815 $1.059189 $1.068581 $0.944282	$2.243935 $1.792758 $1.990652 $1.794414 $1.548011 $1.641579 $1.536721 $1.220815 $1.059189 $1.068581	2,118,555.533 2,302,048.788 2,710,569.276 3,103,641.355 3,609,491.140 4,364,011.589 4,769,788.079 5,395,506.010 5,310,785.451 1,428,547.330
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.546380 $2.304673 $1.744175 $1.770020 $1.706283 $1.547807 $1.142794 $0.972643 $0.968615 $0.796624	$3.522925 $2.546380 $2.304673 $1.744175 $1.770020 $1.706283 $1.547807 $1.142794 $0.972643 $0.968615	99,362.238 114,470.408 149,135.583 153,948.590 159,777.876 205,260.991 215,265.924 212,065.951 232,404.279 98,185.709
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.884158 $1.921841 $1.447550 $1.461882 $1.388663 $1.270284 $0.948503 $0.842013 $0.855314 $0.701231	$2.485802 $1.884158 $1.921841 $1.447550 $1.461882 $1.388663 $1.270284 $0.948503 $0.842013 $0.855314	1,531,760.648 1,756,253.961 2,113,499.351 2,287,671.275 2,958,069.957 3,959,607.346 4,532,676.843 5,199,305.219 5,294,867.111 743,577.375
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.387808 $4.037008 $3.400948 $3.085620 $3.185341 $3.050715 $2.280108 $2.021282 $2.302437 $1.818522	$4.109150 $3.387808 $4.037008 $3.400948 $3.085620 $3.185341 $3.050715 $2.280108 $2.021282 $2.302437	4,691,854.467 5,143,407.022 5,677,996.951 6,639,709.485 7,316,313.755 10,047,882.070 10,551,960.337 11,485,707.917 9,766,461.009 1,737,071.764
64

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.114207 $2.602581 $2.219253 $2.062340 $2.163329 $2.062537 $1.608870 $1.285903 $1.435540 $1.153874	$2.791863 $2.114207 $2.602581 $2.219253 $2.062340 $2.163329 $2.062537 $1.608870 $1.285903 $1.435540	2,958,206.291 3,217,444.890 3,679,210.408 3,979,299.559 4,482,609.181 6,099,901.905 6,451,395.691 6,586,805.434 4,422,122.284 499,067.792
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.345094 $1.427500 $1.321708 $1.177078 $1.286048 $1.248360 $1.112603 $1.003030 $0.994830 $0.896617	$1.537271 $1.345094 $1.427500 $1.321708 $1.177078 $1.286048 $1.248360 $1.112603 $1.003030 $0.994830	1,332,061.728 1,478,763.474 1,771,795.343 2,112,432.366 3,346,956.448 4,287,712.796 5,031,453.286 6,350,210.214 5,622,725.918 882,331.732
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.210634 $1.352101 $1.267217 $1.108754 $1.184412 $1.122806 $0.888968 $0.790262 $0.810942 $0.740603	$1.461254 $1.210634 $1.352101 $1.267217 $1.108754 $1.184412 $1.122806 $0.888968 $0.790262 $0.810942	596,381.775 645,016.302 691,337.109 742,715.402 826,085.234 1,212,540.091 1,421,890.582 1,656,307.369 1,755,542.725 214,528.584
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.732465 $1.830696 $1.463449 $1.456690 $1.412186 $1.325774 $0.963057 $1.000000	$2.327476 $1.732465 $1.830696 $1.463449 $1.456690 $1.412186 $1.325774 $0.963057	363,544.446 419,971.825 441,071.246 477,091.126 554,534.972 775,264.004 834,749.775 945,075.291
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.719974 $2.780875 $2.221983 $2.012714 $1.969702 $1.782072 $1.370565 $1.189797 $1.228503 $0.993891	$3.620129 $2.719974 $2.780875 $2.221983 $2.012714 $1.969702 $1.782072 $1.370565 $1.189797 $1.228503	488,67.852 511,909.979 616,595.850 669,626.753 749,097.131 1,085,190.092 1,252,595.230 1,461,581.547 1,770,420.442 469,106.876
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.218063 $1.331355 $1.067174 $1.064316 $1.108903 $1.050639 $0.833025 $0.705825 $0.833299 $0.732523	$1.543889 $1.218063 $1.331355 $1.067174 $1.064316 $1.108903 $1.050639 $0.833025 $0.705825 $0.833299	1,944,460.674 2,276,996.745 2,584,593.664 2,877,838.736 3,179,227.817 4,915,669.408 5,594,875.236 6,245,513.776 7,471,362.875 1,110,311.736
65

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.186420 $2.576609 $2.302546 $1.968744 $2.075861 $1.943980 $1.569127 $1.438344 $1.505480 $1.325201	$2.800010 $2.186420 $2.576609 $2.302546 $1.968744 $2.075861 $1.943980 $1.569127 $1.438344 $1.505480	76,383.693 91,720.585 119,485.075 125,582.468 130,634.943 210,333.412 244,450.733 273,620.491 387,523.362 253,722.921
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.510878 $2.594577 $2.085513 $1.946490 $2.020010 $2.217519 $1.594598 $1.339509 $1.519723 $1.135251	$3.493114 $2.510878 $2.594577 $2.085513 $1.946490 $2.020010 $2.217519 $1.594598 $1.339509 $1.519723	988,084.054 1,038,354.005 1,108,993.608 1,204,957.003 1,519,167.028 2,037,737.239 2,337,592.512 3,530,356.767 2,414,614.399 186,530.330
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.820692 $1.964416 $1.780648 $1.661689 $1.697276 $1.592426 $1.361906 $1.246795 $1.246334 $1.154449	$2.153578 $1.820692 $1.964416 $1.780648 $1.661689 $1.697276 $1.592426 $1.361906 $1.246795 $1.246334	1,773,285.043 1,943,869.034 2,218,923.889 2,490,229.490 2,986,902.390 4,159,029.820 4,738,315.845 5,331,786.805 4,647,363.948 559,735.920
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.911926 $1.095279 $0.953105 $0.903045 $0.980718 $1.120673 $0.925467 $0.794945 $0.903305 $0.846164	$1.010523 $0.911926 $1.095279 $0.953105 $0.903045 $0.980718 $1.120673 $0.925467 $0.794945 $0.903305	1,252,525.283 1,443,857.698 1,693,155.224 1,968,684.904 2,277,957.792 3,155,536.443 3,764,784.690 5,060,671.490 4,038,762.399 305,296.421
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.236705 $2.326255 $2.198565 $1.935602 $2.052272 $2.004357 $1.909471 $1.652249 $1.601420 $1.446340	$2.515611 $2.236705 $2.326255 $2.198565 $1.935602 $2.052272 $2.004357 $1.909471 $1.652249 $1.601420	3,464,819.190 3,808,141.116 5,134,650.024 6,276,868.474 7,343,709.015 9,039,603.449 10,467,223.486 12,630,850.594 7,511,733.384 1,910,700.926
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.382112 $1.400055 $1.384896 $1.402097 $1.422410 $1.380212 $1.433662 $1.384779 $1.306783 $1.271074	$1.450850 $1.382112 $1.400055 $1.384896 $1.402097 $1.422410 $1.380212 $1.433662 $1.384779 $1.306783	6,338,862.919 6,331,244.566 7,530,922.079 7,764,976.372 8,034,234.725 9,240,021.367 10,085,957.399 14,325,460.355 11,001,931.437 2,023,065.744
66

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.254897 $1.274283 $1.264155 $1.281906 $1.304063 $1.268199 $1.320708 $1.279064 $1.210634 $1.179574	$1.314199 $1.254897 $1.274283 $1.264155 $1.281906 $1.304063 $1.268199 $1.320708 $1.279064 $1.210634	2,040,420 8,379.343 12,085.958 21,394.977 16,501.741 20,604.442 24,847.463 29,398.323 34,271.896 33,873.578
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.161368 $2.480351 $2.163301 $1.911640 $2.013653 $1.823007 $1.421386 $1.292065 $1.277119 $1.174261	$2.637237 $2.161368 $2.480351 $2.163301 $1.911640 $2.013653 $1.823007 $1.421386 $1.292065 $1.277119	13,114,964.193 14,821,693.598 18,246,159.563 19,492,837.958 21,300,996.458 27,797,145.517 29,927,087.927 32,574,755.832 28,695,533.394 6,618,554.023
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.446747 $2.763751 $2.521111 $2.544176 $2.599253 $2.324264 $2.271788 $1.842018 $1.984355 $1.742145	$3.016352 $2.446747 $2.763751 $2.521111 $2.544176 $2.599253 $2.324264 $2.271788 $1.842018 $1.984355	1,550,222.808 1,682,193.536 1,873,553.689 2,110,158.016 2,486,132.234 3,188,656.354 3,424,597.583 3,563,662.140 2,602,459.848 507,387.272
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.946195 $0.943903 $0.958453 $0.973211 $0.988208 $1.003510 $1.019011 $1.034816 $1.050789 $1.067022	$0.950139 $0.946195 $0.943903 $0.958453 $0.973211 $0.988208 $1.003510 $1.019011 $1.034816 $1.050789	9,061,606.902 12,261,440.827 12,512,660.665 13,433,998.502 17,524,951.484 17,817,077.783 19,813,052.756 20,216,918.058 19,640,927.755 1,798,430.510
TA BlackRock iShares Edge 40 - Initial Class(4) Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.641785 $1.739337 $1.609413 $1.598736 $1.624746 $1.563014 $1.480866 $1.416913 $1.413194 $1.313104	$1.864208 $1.641785 $1.739337 $1.609413 $1.598736 $1.624746 $1.563014 $1.480866 $1.416913 $1.413194	1,116,943.409 1,196,630.988 1,430,296.590 2,241,735.831 2,578,395.631 3,997,720.672 2,890,231.323 3,258,244.165 1,886,111.385 195,338.952
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.464141 $1.555622 $1.414435 $1.369106 $1.392054 $1.345425 $1.216138 $1.122662 $1.098884 $1.003130	$1.687620 $1.464141 $1.555622 $1.414435 $1.369106 $1.392054 $1.345425 $1.216138 $1.122662 $1.098884	2,107,148.170 2,340,918.135 2,595,176.470 2,841,863.312 3,125,398.111 5,464,493.141 4,849,249.929 4,329,214.681 2,064,574.535 239,561.723
67

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Growth - Initial Class(8) Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.328665 $1.639710 $1.308538 $1.327723 $1.347272 $1.442818 $1.240712 $1.031495 $1.164590 $1.070292	$1.670573 $1.328665 $1.639710 $1.308538 $1.327723 $1.347272 $1.442818 $1.240712 $1.031495 $1.164590	4,399,691.991 4,709,825.607 5,199,654.799 4,928,241.008 5,669,316.922 6,780,304.332 6,584,337.585 7,063,346.019 5,515,556.296 1,089,756.584
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.599864 $1.644854 $1.294692 $1.342143 $1.435162 $1.457195 $1.063501 $0.990155 $1.077792 $0.817385	$2.153793 $1.599864 $1.644854 $1.294692 $1.342143 $1.435162 $1.457195 $1.063501 $0.990155 $1.077792	5,711,910.968 6,069,125.272 6,764,812.371 6,979,031.120 7,562,850.219 9,821,737.169 11,428,273.510 12,858,633.686 11,730,097.276 850,565.949
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.703957 $1.802221 $1.622275 $1.574557 $1.630876 $1.620689 $1.504875 $1.422211 $1.406840 $1.311504	$1.911204 $1.703957 $1.802221 $1.622275 $1.574557 $1.630876 $1.620689 $1.504875 $1.422211 $1.406840	14,709.005.730 14,558,245.563 17,035,395.728 20,232,977.093 21,955,075.912 26,943,606.416 31,138,567.251 36,082,844.220 23,361,998.366 2,275,557.711
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.907269 $2.161699 $1.761244 $1.686002 $1.745847 $1.725805 $1.382019 $1.246526 $1.338317 $1.182285	$2.367442 $1.907269 $2.161699 $1.761244 $1.686002 $1.745847 $1.725805 $1.382019 $1.246526 $1.338317	15,331,750.824 16,961,448.793 18,131,202.684 18,057,796.987 20,596,261.072 29,774,658.614 34,369,029.152 34,153,935.933 27,897,438.427 4,261,574.327
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.910335 $2.087713 $1.769983 $1.686911 $1.752190 $1.734724 $1.475604 $1.354407 $1.403599 $1.264418	$2.257623 $1.910335 $2.087713 $1.769983 $1.686911 $1.752190 $1.734724 $1.475604 $1.354407 $1.403599	29,181,431.770 31,666,703.088 35,615,242.238 39,649,543.304 43,843,380.561 58,658,025.635 64,348,847.658 69,982,513.593 50,080,608.808 4,929,986.894
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.845145 $1.975179 $1.722119 $1.656562 $1.720559 $1.700197 $1.521178 $1.411685 $1.425170 $1.311197	$2.115331 $1.845145 $1.975179 $1.722119 $1.656562 $1.720559 $1.700197 $1.521178 $1.411685 $1.425170	25,983,730.917 29,013,974.298 32,386,218.709 36,308,632.677 39,054,634.359 51,974,106.340 58,209,278.196 65,683,613.736 49,712,352.171 3,850,644.854
68

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.953968 $2.111378 $1.769648 $1.613820 $1.640045 $1.458572 $1.117713 $0.975600 $0.983426 $0.867071	$2.521302 $1.953968 $2.111378 $1.769648 $1.613820 $1.640045 $1.458572 $1.117713 $0.975600 $0.983426	4,815,327.715 5,247,167.751 5,551,465.878 5,618,536.106 5,474,376.889 7,419,500.774 7,545,256.853 6,114,205.841 4,370,073.010 893,333.970
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.039107 $1.197997 $1.001495 $1.006151 $1.041384 $1.065927 $0.962486 $0.869011 $0.954359 $0.879106	$1.203426 $1.039107 $1.197997 $1.001495 $1.006151 $1.041384 $1.065927 $0.962486 $0.869011 $0.954359	738,178.931 890,288.850 738,739.328 829,845.872 938,209.036 1,161,130.899 1,222,279.648 854,566.347 1,215,582.006 188,522.923
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.246815 $2.595811 $2.328816 $2.069369 $2.165064 $1.912054 $1.476936 $1.247505 $1.245265 $1.029587	$2.787673 $2.246815 $2.595811 $2.328816 $2.069369 $2.165064 $1.912054 $1.476936 $1.247505 $1.245265	1,733,618.545 1,675,112.515 1,986,189.230 1,960,889.186 1,753,921.229 2,036,892.157 1,852,626.163 1,252,564.970 752,257.244 125,465.611
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.357580 $1.444407 $1.292968 $1.265457 $1.308226 $1.270692 $1.158006 $1.084947 $1.085798 $0.996117	$1.546032 $1.357580 $1.444407 $1.292968 $1.265457 $1.308226 $1.270692 $1.158006 $1.084947 $1.085798	1,489,075.036 1,293,664.638 1,552,625.346 2,496,451.571 2,764,158.429 3,550,918.557 2,196,143.433 2,602,582.826 132,221.864 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.309064 $1.379051 $1.261231 $1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590 $0.998190	$1.446235 $1.309064 $1.379051 $1.261231 $1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590	189,934.972 233,876.443 490,010.568 639,833.216 688,159.686 800,953.231 354,498.543 460,340.620 160,811.679 11,517.449
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.487577 $1.627251 $1.394766 $1.353141 $1.424171 $1.391012 $1.189222 $1.082656 $1.112020 $0.999308	$1.749208 $1.487577 $1.627251 $1.394766 $1.353141 $1.424171 $1.391012 $1.189222 $1.082656 $1.112020	2,545,446.586 2,612,033.263 2,777,368.664 2,948,083.100 2,995,135.010 4,390,668.976 1,282,176.374 949,755.827 159,189.940 0.000
69

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Initial Class(9) Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.988323 $2.844792 $2.011735 $2.090135 $1.898712 $1.818934 $1.245948 $1.095094 $1.180595 $0.940772	$3.641276 $2.988323 $2.844792 $2.011735 $2.090135 $1.898712 $1.818934 $1.245948 $1.095094 $1.180595	8,827,594.269 5,612,249.228 5,667,099.050 5,935,439.379 6,515,248.541 8,606,299.283 9,382,372.556 10,798,437.507 10,245,782.900 2,740,881.423
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.401952 $2.532034 $2.252717 $2.120558 $2.148813 $1.969262 $1.693398 $1.527762 $1.491197 $1.220025	$2.880186 $2.401952 $2.532034 $2.252717 $2.120558 $2.148813 $1.969262 $1.693398 $1.527762 $1.491197	4,432,957.218 5,248,665.561 5,519,724.318 5,611,588.495 5,930,957.042 6,030,646.063 5,714,895.550 5,040,442.030 2,455,516.412 255,603.946
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.589776 $1.625191 $1.573442 $1.555582 $1.568870 $1.522055 $1.586028 $1.497669 $1.431103 $1.355748	$1.697223 $1.589776 $1.625191 $1.573442 $1.555582 $1.568870 $1.522055 $1.586028 $1.497669 $1.431103	13,507,371.019 14,002,849.958 15,873,184.146 16,207,095.136 17,521,276.929 23,156,537.248 26,885,976.725 36,754,422.008 25,679,476.880 2,606,768.225
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.665391 $4.204292 $3.694632 $3.097400 $3.226471 $3.113779 $2.319593 $2.024057 $2.111477 $1.644130	$4.521894 $3.665391 $4.204292 $3.694632 $3.097400 $3.226471 $3.113779 $2.319593 $2.024057 $2.111477	2,020,358.853 2,194,661.365 2,485,036.247 2,720,579.946 3,295,201.525 4,232,471.617 4,783,738.590 5,301,970.626 6,393,675.016 2,211,773.925
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.888030 $3.156613 $2.618992 $2.391181 $2.370560 $2.259332 $1.592505 $1.397949 $1.395945 $1.054538	$3.775933 $2.888030 $3.156613 $2.618992 $2.391181 $2.370560 $2.259332 $1.592505 $1.397949 $1.395945	3,648,461.891 4,383,592.718 4,790,475.870 5,167,257.906 5,523,899.527 7,156,044.857 8,134,287.248 7,570,863.547 6,249,462.727 887,604.387
TA TS&W International Equity - Initial Class Subaccount Inception Date December 13, 1999	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.389465 $1.670413 $1.380049 $1.386454 $1.389650 $1.488359 $1.215523 $1.057353 $1.252794 $1.172768	$1.656472 $1.389465 $1.670413 $1.380049 $1.386454 $1.389650 $1.488359 $1.215523 $1.057353 $1.252794	2,810,434.422 3,113,433.593 3,308,152.148 3,420,117.212 3,731,859.807 4,570,640.261 4,844,109.427 5,518,527.281 4,063,224.128 714,746.362
70

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Initial Class(14)	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.187156 $2.216583 $1.742174 $1.720739 $1.635424 $1.494798 $1.145938 $1.028373 $1.084767 $0.935035	$3.016273 $2.187156 $2.216583 $1.742174 $1.720739 $1.635424 $1.494798 $1.145938 $1.028373 $1.084767	14,565,169.206 11,425,035.166 13,035,997.603 14,441,914.141 15,793,369.659 20,343,480.166 22,554,903.029 24,607,093.420 20,870,059.436 3,715,646.119

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.321354 $1.433149 $1.258038 $1.222532 $1.225013 $1.160856 $1.013362 $0.907282 $1.000000	$1.538800 $1.321354 $1.433149 $1.258038 $1.222532 $1.225013 $1.160856 $1.013362 $0.907282	0.000 183,394.338 183,394.338 220,750.049 43,244.436 16,881.892 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.871833 $2.014021 $1.720212 $1.568838 $1.566880 $1.452321 $1.093070 $0.944483 $1.000000	$2.284096 $1.871833 $2.014021 $1.720212 $1.568838 $1.566880 $1.452321 $1.093070 $0.944483	935,864.383 994,625.054 989,581.690 1,030,492.236 1,120,921.836 1,495,628.658 1,712,641.682 1,036,949.391 891,814.405
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.257068 $2.234675 $1.719138 $1.701373 $1.554727 $1.383471 $1.022967 $0.888006 $1.000000	$2.993777 $2.257068 $2.234675 $1.719138 $1.701373 $1.554727 $1.383471 $1.022967 $0.888006	218,305.969 230,606.512 252,269.908 284,705.013 363,700.811 568,647.053 636,264.149 716,319.492 595,900.888
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.556525 $1.657911 $1.449151 $1.345652 $1.348315 $1.299754 $1.067631 $0.933638 $1.000000	$1.857285 $1.556525 $1.657911 $1.449151 $1.345652 $1.348315 $1.299754 $1.067631 $0.933638	190,872.905 338,192.426 347,200.797 232,434.726 61,083.874 20,103.562 162,423.809 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.063226 $1.088089 $1.066364 $1.052394 $1.066311 $1.029056 $1.068586 $1.030408 $1.000000	$1.144404 $1.063226 $1.088089 $1.066364 $1.052394 $1.066311 $1.029056 $1.068586 $1.030408	3,411.405 96,081.066 96,357.727 92,395.060 19,647.246 0.000 0.000 0.000 0.000
71

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.937225 $1.973277 $1.562645 $1.449999 $1.378650 $1.290871 $1.008077 $0.868849 $1.000000	$2.493490 $1.937225 $1.973277 $1.562645 $1.449999 $1.378650 $1.290871 $1.008077 $0.868849	48,208.734 70,948.816 62,857.357 177,832.269 19,247.191 24,304.054 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.911534 $1.977631 $1.641719 $1.495605 $1.497745 $1.375435 $1.046765 $0.905327 $1.000000	$2.373180 $1.911534 $1.977631 $1.641719 $1.495605 $1.497745 $1.375435 $1.046765 $0.905327	22,105.752 12,170.109 23,282.635 13,592.596 17,526.391 2,255.089 3,007.109 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.101337 $1.288256 $0.990422 $0.971893 $1.034252 $1.079437 $0.901634 $0.777001 $1.000000	$1.332038 $1.101337 $1.288256 $0.990422 $0.971893 $1.034252 $1.079437 $0.901634 $0.777001	33,379.016 53,047.818 60,556.329 60,231.251 30,447.994 36,194.919 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.465368 $1.553525 $1.355244 $1.283256 $1.295270 $1.192626 $1.012818 $0.893615 $1.000000	$1.795410 $1.465368 $1.553525 $1.355244 $1.283256 $1.295270 $1.192626 $1.012818 $0.893615	246,218.551 371,321.744 178,015.867 209,318.377 30,213.959 27,403.231 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.682039 $1.825230 $1.520632 $1.429823 $1.442428 $1.308662 $1.012322 $0.883029 $1.000000	$2.179754 $1.682039 $1.825230 $1.520632 $1.429823 $1.442428 $1.308662 $1.012322 $0.883029	2,292,360.631 2,815,168.567 3,086,617.284 3,057,447.018 4,030,819.085 5,033,767.194 4,693,111.852 5,100,136.320 3,446,701.210
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.568755 $1.737614 $1.562490 $1.344621 $1.422389 $1.328252 $1.052599 $0.910981 $1.000000	$1.968401 $1.568755 $1.737614 $1.562490 $1.344621 $1.422389 $1.328252 $1.052599 $0.910981	526,059.564 666,791.217 773,466.301 877,729.916 1,010,351.965 1,249,453.036 1,366,068.547 1,554,052.795 1,448,953.576
72

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.035392 $2.070950 $1.556038 $1.567591 $1.485418 $1.355449 $1.009598 $0.894027 $1.000000	$2.691950 $2.035392 $2.070950 $1.556038 $1.567591 $1.485418 $1.355449 $1.009598 $0.894027	353,298.076 447,271.788 522,840.692 576,802.255 609,967.130 794,914.506 877,730.605 1,111,920.360 892,603.553
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.414343 $1.681195 $1.412837 $1.278697 $1.316771 $1.258007 $0.937925 $0.829399 $1.000000	$1.719714 $1.414343 $1.681195 $1.412837 $1.278697 $1.316771 $1.258007 $0.937925 $0.829399	1,955,830.357 2,536,500.886 2,936,545.718 3,114,042.243 3,397,371.549 4,009,071.164 4,606,895.940 4,623,952.650 3,016,618.027
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.376449 $1.690206 $1.437733 $1.332796 $1.394618 $1.326356 $1.032066 $0.822853 $1.000000	$1.822112 $1.376449 $1.690206 $1.437733 $1.332796 $1.394618 $1.326356 $1.032066 $0.822853	868,030.835 1,031,502.343 1,155,462.321 1,215,475.466 1,571,138.908 1,866,371.111 2,154,253.500 2,218,436.894 1,517,655.370
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.262801 $1.416966 $1.285967 $1.155268 $1.250023 $1.234193 $1.012355 $0.891812 $1.000000	$1.488244 $1.262801 $1.416966 $1.285967 $1.155268 $1.250023 $1.234193 $1.012355 $0.891812	0.000 1,846,081 21,211.950 61,781.703 45,032.014 1,973.808 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.287661 $1.363171 $1.259053 $1.118520 $1.219059 $1.180427 $1.049463 $0.943774 $1.000000	$1.475264 $1.287661 $1.363171 $1.259053 $1.118520 $1.219059 $1.180427 $1.049463 $0.943774	447,921.155 479,834.159 531,754.995 660,205.674 731,315.317 969,865.100 1,115,090.000 1,275,332.359 1,034,833.184
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.415643 $1.577147 $1.474499 $1.286943 $1.371368 $1.296832 $1.024227 $0.908241 $1.000000	$1.712922 $1.415643 $1.577147 $1.474499 $1.286943 $1.371368 $1.296832 $1.024227 $0.908241	78,085.523 91,287.256 117,041.531 124,414.824 93,888.578 97,310.071 115,216.510 121,745.837 174,970.148
73

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.761200 $1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665 $1.000000	$2.371913 $1.761200 $1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665	97,724.851 110,609.107 150,872.163 173,093.023 185,493.309 240,117.860 243,161.774 182,212.312
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.065372 $2.106384 $1.678927 $1.517067 $1.480995 $1.336625 $1.025451 $0.888002 $1.000000	$2.755671 $2.065372 $2.106384 $1.678927 $1.517067 $1.480995 $1.336625 $1.025451 $0.888002	324,114.397 358,105.802 402,206.962 429,377.623 414,578.505 582,302.346 643,518.977 685,117.118 436,908.821
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.397821 $1.524046 $1.218638 $1.212400 $1.260073 $1.190931 $0.941938 $0.796140 $1.000000	$1.776092 $1.397821 $1.524046 $1.218638 $1.212400 $1.260073 $1.190931 $0.941938 $0.796140	436,535.449 512,464.626 554,133.851 647,388.572 738,813.715 1,008,314.776 1,063,365.281 1,147,797.023 692,876.172
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.499685 $1.545839 $1.239496 $1.154017 $1.194652 $1.308223 $0.938410 $0.786345 $1.000000	$2.091494 $1.499685 $1.545839 $1.239496 $1.154017 $1.194652 $1.308223 $0.938410 $0.786345	333,663.625 358,112.120 495,504.015 556,280.418 649,139.512 883,234.540 1,125,944.248 1,292,336.791 990,266.428
MFS ® Total Return Series – Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.413047 $1.520812 $1.375159 $1.280138 $1.304336 $1.220743 $1.041465 $0.951084 $1.000000	$1.675532 $1.413047 $1.520812 $1.375159 $1.280138 $1.304336 $1.220743 $1.041465 $0.951084	1,292,011.208 1,568,581.838 1,736,615.843 1,820,663.766 1,973,426.169 2,405,329.093 3,035,347.396 3,475,292.530 1,821,450.912
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.243940 $1.352050 $1.190539 $1.139088 $1.171908 $1.132054 $1.002282 $0.906361 $1.000000	$1.416357 $1.243940 $1.352050 $1.190539 $1.139088 $1.171908 $1.132054 $1.002282 $0.906361	0.000 0.000 0.000 0.000 13,255.303 0.000 0.000 0.000 0.000
74

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.932911 $1.117707 $0.970238 $0.917018 $0.993444 $1.132420 $0.932861 $0.799312 $1.000000	$1.036333 $0.932911 $1.117707 $0.970238 $0.917018 $0.993444 $1.132420 $0.932861 $0.799312	309,269.454 332,006.632 467,714.100 529,005.199 521,129.182 552,472.646 630,589.077 916,671.713 751,915.297
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.351397 $1.402025 $1.321828 $1.160880 $1.227823 $1.196206 $1.136758 $0.981190 $1.000000	$1.523652 $1.351397 $1.402025 $1.321828 $1.160880 $1.227823 $1.196206 $1.136758 $0.981190	1,838,214.881 1,975,490.521 2,239,833.890 2,553,931.855 2,728,738.639 3,190,541.165 3,632,211.765 4,251,533.161 2,648,261.228
TA Aegon High Yield Bond - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.325196 $1.379907 $1.303775 $1.148401 $1.215603 $1.188556 $1.132360 $0.979631 $1.000000	$1.490983 $1.325196 $1.379907 $1.303775 $1.148401 $1.215603 $1.188556 $1.132360 $0.979631	52,704.218 68,761.861 1,217,057.318 192,694.992 77,252.996 86,184.233 77,227.839 59,945.084 0.000
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.065021 $1.076165 $1.061904 $1.072449 $1.085316 $1.050526 $1.088502 $1.048784 $1.000000	$1.120747 $1.065021 $1.076165 $1.061904 $1.072449 $1.085316 $1.050526 $1.088502 $1.048784	540,543.178 629,007.596 948,915.582 990,316.206 1,353,926.598 1,387,845.868 1,996,232.207 3,432,076.750 2,446,350.719
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.045664 $1.059195 $1.048192 $1.060289 $1.075965 $1.043809 $1.084347 $1.047563 $1.000000	$1.097785 $1.045664 $1.059195 $1.048192 $1.060289 $1.075965 $1.043809 $1.084347 $1.047563	19,884.465 258,484.127 441,725.188 520,095.045 286,896.579 297,922.167 219,255.722 13,816.677 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.045664 $1.059195 $1.048192 $1.060289 $1.075965 $1.043809 $1.084347 $1.047563 $1.000000	$1.097785 $1.045664 $1.059195 $1.048192 $1.060289 $1.075965 $1.043809 $1.084347 $1.047563	81,989.260 360,024.422 208,611.508 866,477.628 610,395.096 420,798.270 298,605.386 63,860.629 73,445.872
75

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.532579 $1.754406 $1.526395 $1.345519 $1.413833 $1.276823 $0.993084 $0.900495 $1.000000	$1.874617 $1.532579 $1.754406 $1.526395 $1.345519 $1.413833 $1.276823 $0.993084 $0.900495	2,614,726.264 3,023,515.630 3,603,443.118 3,687,433.949 4,243,847.269 6,019,175.121 6,941,634.812 7,525,563.075 5,316,672.352
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.503547 $1.724779 $1.504490 $1.329958 $1.400932 $1.267819 $0.988483 $0.898357 $1.000000	$1.834137 $1.503547 $1.724779 $1.504490 $1.329958 $1.400932 $1.267819 $0.988483 $0.898357	357,521.370 416,416.223 494,909.347 523,649.465 371,102.760 425,428.188 292,813.454 78,671.190 0.000
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.162237 $1.309565 $1.191663 $1.199617 $1.222564 $1.090534 $1.063286 $0.859992 $1.000000	$1.436339 $1.162237 $1.309565 $1.191663 $1.199617 $1.222564 $1.090534 $1.063286 $0.859992	682,400.222 788,880.963 939,352.033 1,083,565.364 1,195,139.172 1,395,984.410 1,701,486.380 1,849,573.349 1,292,872.909
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.139506 $1.287340 $1.174656 $1.184927 $1.210900 $1.082712 $1.057575 $0.857268 $1.000000	$1.404810 $1.139506 $1.287340 $1.174656 $1.184927 $1.210900 $1.082712 $1.057575 $0.857268	157,035.398 205,461.519 236,754.123 277,058.382 275,110.830 248,910.096 200,718.679 28,363.030 0.000
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.922350 $0.917825 $0.929692 $0.941713 $0.953883 $0.966265 $0.978719 $0.991521 $1.000000	$0.928469 $0.922350 $0.917825 $0.929692 $0.941713 $0.953883 $0.966265 $0.978719 $0.991521	814,045.244 1,464,190.422 2,063,886.032 3,318,328.498 2,784,403.718 3,103,910.024 2,995,829.117 3,684,032.029 3,407,945.773
TA BlackRock Government Money Market - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.913598 $0.917820 $0.929687 $0.941713 $0.953883 $0.966265 $0.978719 $0.991521 $1.000000	$0.917362 $0.913598 $0.917820 $0.929687 $0.941713 $0.953883 $0.966265 $0.978719 $0.991521	3,354,662.259 3,126,853.260 527,584.906 2,928,733.404 1,987,170.005 242,504.364 59,175.539 0.000 0.000
76

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 40 - Initial Class(4) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.140771 $1.205570 $1.112782 $1.102686 $1.117872 $1.072752 $1.013864 $0.967676 $1.000000	$1.298514 $1.140771 $1.205570 $1.112782 $1.102686 $1.117872 $1.072752 $1.013864 $0.967676	484,854.831 442,989.165 465,602.434 835,158.342 861,321.393 1,092,612.933 981,553.973 766,875.888 350,215.543
TA BlackRock iShares Edge 40- Service Class(4) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.117824 $1.184896 $1.095922 $1.088476 $1.107271 $1.064637 $1.008986 $0.966175 $1.000000	$1.270119 $1.117824 $1.184896 $1.095922 $1.088476 $1.107271 $1.064637 $1.008986 $0.966175	80,197.535 82,210.312 84,264.879 86,485.206 89,172.402 114,297.953 110,950.093 112,799.837 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.270476 $1.346518 $1.221303 $1.179260 $1.196078 $1.153165 $1.039795 $0.957499 $1.000000	$1.468009 $1.270476 $1.346518 $1.221303 $1.179260 $1.196078 $1.153165 $1.039795 $0.957499	1,090,478.560 1,066,628.951 1,424,192.371 1,449,510.826 1,404,078.406 1,982,907.069 1,686,495.709 1,083,830.121 649,257.511
TA International Growth - Initial Class(8) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.051653 $1.294632 $1.030614 $1.043161 $1.055913 $1.128010 $0.967610 $0.802456 $1.000000	$1.325532 $1.051653 $1.294632 $1.030614 $1.043161 $1.055913 $1.128010 $0.967610 $0.802456	1,192,421.434 1,201,884.166 1,313,217.407 1,245,062.782 1,512,502.844 1,660,207.046 1,940,145.200 1,983,530.446 1,524,635.961
TA International Growth - Service Class(8) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.032458 $1.274791 $1.016904 $1.031467 $1.047424 $1.121739 $0.964879 $0.802057 $1.000000	$1.298499 $1.032458 $1.274791 $1.016904 $1.031467 $1.047424 $1.121739 $0.964879 $0.802057	69,814.437 75,951.237 77,795.317 73,869.659 60,717.462 29,418.404 55,205.734 38,045.632 0.000
TA Janus Balanced - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.302773 $1.320669 $1.146023 $1.114955 $1.128069 $1.059754 $0.901985 $0.812246 $1.000000	$1.566081 $1.302773 $1.320669 $1.146023 $1.114955 $1.128069 $1.059754 $0.901985 $0.812246	16,582.860 152,725.884 152,728.652 194,665.872 0.000 0.000 0.000 0.000 0.000
77

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.330794 $1.364830 $1.071645 $1.108186 $1.182083 $1.197279 $0.871655 $0.809531 $1.000000	$1.795996 $1.330794 $1.364830 $1.071645 $1.108186 $1.182083 $1.197279 $0.871655 $0.809531	1,457,314.710 1,684,352.805 1,784,701.046 1,775,369.247 2,035,169.580 2,652,635.744 2,869,888.199 3,042,533.935 2,070,210.326
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.305952 $1.342588 $1.056406 $1.095326 $1.171204 $1.189539 $0.867981 $0.808388 $1.000000	$1.757537 $1.305952 $1.342588 $1.056406 $1.095326 $1.171204 $1.189539 $0.867981 $0.808388	64,731.160 114,859.080 155,857.492 121,508.865 57,220.906 75,283.369 45,779.083 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.182080 $1.247147 $1.119868 $1.084257 $1.120284 $1.110542 $1.028645 $0.969736 $1.000000	$1.329137 $1.182080 $1.247147 $1.119868 $1.084257 $1.120284 $1.110542 $1.028645 $0.969736	2,984,480.220 3,193,499.246 4,167,506.225 5,259,905.736 5,153,393.093 8,892,497.477 11,432,846.364 13,956,332.224 12,611,725.981
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.159803 $1.227509 $1.104618 $1.072764 $1.110530 $1.103457 $1.024652 $0.968366 $1.000000	$1.300052 $1.159803 $1.227509 $1.104618 $1.072764 $1.110530 $1.103457 $1.024652 $0.968366	3,171,333.799 3,807,142.044 4,546,806.437 4,138,079.414 2,727,572.276 1,849,922.101 1,162,622.665 826,781.128 0.000
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.339695 $1.514646 $1.231044 $1.175565 $1.214290 $1.197390 $0.956509 $0.860594 $1.000000	$1.667025 $1.339695 $1.514646 $1.231044 $1.175565 $1.214290 $1.197390 $0.956509 $0.860594	2,474,688.131 2,811,636.398 3,124,434.752 3,617,478.606 3,932,337.528 6,331,595.118 7,184,229.732 7,032,009.103 4,178,661.604
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.314112 $1.490883 $1.214269 $1.162351 $1.202922 $1.189562 $0.953427 $0.859399 $1.000000	$1.632741 $1.314112 $1.490883 $1.214269 $1.162351 $1.202922 $1.189562 $0.953427 $0.859399	1,058,850.105 1,075,692.802 1,591,032.147 1,712,238.171 1,402,126.519 1,176,857.338 1,082,920.343 199,659.262 0.000
78

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.298424 $1.415472 $1.197111 $1.138120 $1.179251 $1.164625 $0.988219 $0.904807 $1.000000	$1.538250 $1.298424 $1.415472 $1.197111 $1.138120 $1.179251 $1.164625 $0.988219 $0.904807	7,039,539.765 7,433,641.041 8,278,797.779 9,214,342.579 10,118,311.446 13,933,716.051 17,289,294.597 19,883,165.262 10,968,823.485
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.272968 $1.391477 $1.179578 $1.124546 $1.168605 $1.155517 $0.983292 $0.902525 $1.000000	$1.505308 $1.272968 $1.391477 $1.179578 $1.124546 $1.168605 $1.155517 $0.983292 $0.902525	21,581,121.038 24,047,772.280 26,486,939.312 24,848,934.940 15,120,662.110 5,242,025.160 2,269,733.975 227,943.806 0.000
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.250799 $1.335628 $1.161654 $1.114691 $1.154901 $1.138415 $1.016044 $0.940572 $1.000000	$1.437501 $1.250799 $1.335628 $1.161654 $1.114691 $1.154901 $1.138415 $1.016044 $0.940572	7,892.614.991 9,566,690.696 11,887,053.354 13,093,325.038 15,130,816.408 20,768,499.675 22,782,809.445 25,982,087.315 16,923,962.053
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.226991 $1.313285 $1.145626 $1.102526 $1.145225 $1.130607 $1.011458 $0.939116 $1.000000	$1.407208 $1.226991 $1.313285 $1.145626 $1.102526 $1.145225 $1.130607 $1.011458 $0.939116	7,125,540.975 8,084,327.548 10,570,999.037 8,957,157.714 6,075,105.350 2,792,069.505 2,650,556.882 521,624.885 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.088661 $1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293 $1.000000	$1.163396 $1.088661 $1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293	20,312.551 20,226.882 22,242.317 24,698.778 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.887584 $2.034586 $1.701110 $1.547503 $1.568787 $1.391758 $1.063892 $0.926331 $1.000000	$2.441653 $1.887584 $2.034586 $1.701110 $1.547503 $1.568787 $1.391758 $1.063892 $0.926331	1,163,521.427 1,203,479.126 1,330,119.736 611,664.038 763,896.864 1,121,557.373 1,212,914.496 1,152,714.753 720,956.950
79

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.850918 $2.000051 $1.676876 $1.528612 $1.553997 $1.381251 $1.058930 $0.924052 $1.000000	$2.387886 $1.850918 $2.000051 $1.676876 $1.528612 $1.553997 $1.381251 $1.058930 $0.924052	48,212.879 64,995.277 70,493.544 74,907.565 78,795.403 108,736.104 36,238.166 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.034240 $1.189433 $0.991884 $0.994043 $1.026334 $1.047943 $0.943910 $0.850131 $1.000000	$1.200748 $1.034240 $1.189433 $0.991884 $0.994043 $1.026334 $1.047943 $0.943910 $0.850131	3,940,209.898 4,375,564.405 4,916,228.105 4,435,621.345 1,741,841.690 439,101.191 477,710.589 261,205.690 166,803.851
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.695322 $1.953802 $1.748540 $1.549928 $1.617610 $1.425063 $1.098067 $0.925191 $1.000000	$2.108608 $1.695322 $1.953802 $1.748540 $1.549928 $1.617610 $1.425063 $1.098067 $0.925191	419,381.355 499,943.007 608,613.141 654,714.841 619,025.222 1,007,175.962 944,473.309 682,457.114 318,669.537
TA JPMorgan Tactical Allocation - Service Class Subaccount inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.193264 $1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413 $1.000000	$1.318291 $1.193264 $1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413	94,205.958 97,007.371 120,656.037 122,319.961 51,665.227 52,188.402 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.218608 $1.293339 $1.154901 $1.127555 $1.162794 $1.126665 $1.024226 $0.957225 $1.000000	$1.391198 $1.218608 $1.293339 $1.154901 $1.127555 $1.162794 $1.126665 $1.024226 $0.957225	1,535,731.745 1,680,707.414 1,685,887.682 2,054,637.946 1,971,355.326 1,790,104.591 113,299.213 42,285.823 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.198470 $1.259424 $1.148998 $1.118320 $1.140704 $1.097977 $1.034940 $0.983382 $1.000000	$1.327319 $1.198470 $1.259424 $1.148998 $1.118320 $1.140704 $1.097977 $1.034940 $0.983382	83,708.716 87,908.119 201,569.551 655,304.163 605,732.533 720,811.547 326,935.471 303,882.335 4,393.390
80

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.282116 $1.399028 $1.196212 $1.157669 $1.215438 $1.184221 $1.009938 $0.917158 $1.000000	$1.511327 $1.282116 $1.399028 $1.196212 $1.157669 $1.215438 $1.184221 $1.009938 $0.917158	254,675.606 246,466.080 267,804.557 234,853.663 589,877.610 590,190.142 113,904.228 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class(9) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.364581 $2.245444 $1.584005 $1.641701 $1.487688 $1.421677 $0.971438 $0.851699 $1.000000	$2.888357 $2.364581 $2.245444 $1.584005 $1.641701 $1.487688 $1.421677 $0.971438 $0.851699	1,599,056.763 883,586.418 930,393.028 1,004,698.786 1,200,587.913 1,791,229.690 1,811,917.947 2,170,939.548 1,446,029.014
TA Morgan Stanley Capital Growth - Service Class(9) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.320419 $2.208614 $1.561588 $1.622447 $1.474679 $1.412126 $0.967289 $0.850599 $1.000000	$2.828282 $2.320419 $2.208614 $1.561588 $1.622447 $1.474679 $1.412126 $0.967289 $0.850599	97,488.238 17,384.154 20,620.252 58,553.999 26,013.871 62,639.366 22,848.417 5,931.263 0.000
TA Morgan Stanley Global Allocation - Service Class(10) Subaccount Incepetion Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.129484 $1.238638 $1.105533 $1.071029 $1.098445 $1.094594 $0.969932 $0.894347 $1.000000	$1.313989 $1.129484 $1.238638 $1.105533 $1.071029 $1.098445 $1.094594 $0.969932 $0.894347	244,228.393 277,597.551 605,671.535 603,694.441 144,445.443 111,993.893 4,998.689 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.552035 $1.632049 $1.448446 $1.360126 $1.374858 $1.256868 $1.078138 $0.970264 $1.000000	$1.865642 $1.552035 $1.632049 $1.448446 $1.360126 $1.374858 $1.256868 $1.078138 $0.970264	780,190.515 755,922.083 867,111.018 1,105,998.003 1,085,014.357 1,816,260.789 2,043,719.965 2,177,091.629 1,029,505.422
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.522387 $1.604940 $1.428377 $1.344242 $1.362578 $1.249155 $1.074595 $0.968564 $1.000000	$1.825901 $1.522387 $1.604940 $1.428377 $1.344242 $1.362578 $1.249155 $1.074595 $0.968564	917,614.863 884,319.944 985,344.784 1,168,888.546 408,779.402 309,610.111 9,936.779 6,978.746 0.000
81

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.086202 $1.182430 $1.069068 $1.027642 $1.068208 $1.003511 $0.908877 $0.911793 $1.000000	$1.283240 $1.086202 $1.182430 $1.069068 $1.027642 $1.068208 $1.003511 $0.908877 $0.911793	8,644.198 8,800.161 8,951.084 52,303.335 7,672.406 7,800.538 5,506.085 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.021665 $1.091189 $1.001263 $0.966153 $0.999464 $0.931224 $0.872197 $0.870328 $1.000000	$1.185703 $1.021665 $1.091189 $1.001263 $0.966153 $0.999464 $0.931224 $0.872197 $0.870328	58,419.048 62,379.335 64,790.537 67,301.593 28,656.561 8,760.943 3,913.244 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.014610 $1.113401 $0.982208 $0.948724 $0.995460 $0.947793 $0.821991 $0.827002 $1.000000	$1.217488 $1.014610 $1.113401 $0.982208 $0.948724 $0.995460 $0.947793 $0.821991 $0.827002	0.000 0.000 0.000 0.000 0.000 852.184 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.115739 $1.137765 $1.098833 $1.083701 $1.090264 $1.055121 $1.096766 $1.033105 $1.000000	$1.194086 $1.115739 $1.137765 $1.098833 $1.083701 $1.090264 $1.055121 $1.096766 $1.033105	3,017,625.275 3,148,143.699 4,134,318.664 4,451,623.632 4,837,833.799 6,656,543.754 8,347,070.244 11,170,990.323 7,013,701.692
TA PIMCO Total Return - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.093850 $1.119559 $1.083737 $1.071272 $1.079613 $1.048165 $1.091991 $1.030784 $1.000000	$1.168547 $1.093850 $1.119559 $1.083737 $1.071272 $1.079613 $1.048165 $1.091991 $1.030784	259,858.838 328,398.654 429,881.740 482,260.875 450,109.872 499,131.695 430,900.925 144,624.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.992561 $1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818 $1.000000	$1.060179 $0.992561 $1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818	13,063.784 12,639.539 13,733.234 51,663.957 0.000 0.000 500.728 0.000 0.000
82

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.127125 $0.120913 $0.181069 $0.240072 $0.262324 $0.357087 $0.658986 $0.946023 $1.000000	$0.071710 $0.127125 $0.120913 $0.181069 $0.240072 $0.262324 $0.357087 $0.658986 $0.946023	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.154653 $1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563 $1.000000	$1.267881 $1.154653 $1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563	107,743.090 109,494.764 111,264.156 113,025.460 124,421.130 106,329.444 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.185353 $1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731 $1.000000	$1.300067 $1.185353 $1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731	3,379.675 3,446.170 9,931.668 22,407.217 23,059.304 15,840.703 2,397.373 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.210650 $1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070 $1.000000	$1.330823 $1.210650 $1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070	116,722.055 119,606.673 128,909.472 98,220.470 19,182.894 16,735.026 8,675.890 0.000 0.000
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.570471 $1.796908 $1.575209 $1.317337 $1.368847 $1.317788 $0.979264 $0.852386 $1.000000	$1.942232 $1.570471 $1.796908 $1.575209 $1.317337 $1.368847 $1.317788 $0.979264 $0.852386	33,310.428 34,645.196 103,380.220 124,290.169 138,269.481 271,808.769 314,429.667 329,820.918 556,842.470
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.541268 $1.767066 $1.553004 $1.302207 $1.356211 $1.309251 $0.974925 $0.851121 $1.000000	$1.900955 $1.541268 $1.767066 $1.553004 $1.302207 $1.356211 $1.309251 $0.974925 $0.851121	7,819.968 10,174.191 17,748.595 38,944.861 6,992.324 8,652.063 0.000 0.000 0.000
83

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.852579 $2.019850 $1.671725 $1.522556 $1.505710 $1.431530 $1.006543 $0.881399 $1.000000	$2.428118 $1.852579 $2.019850 $1.671725 $1.522556 $1.505710 $1.431530 $1.006543 $0.881399	1,129,467.411 1,287,669.786 1,330,055.889 1,369,613.754 1,440,765.100 2,323,224.622 2,833,291.843 2,921,384.151 2,281,291.122
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.818752 $1.987216 $1.649695 $1.505447 $1.492846 $1.423385 $1.003409 $0.880771 $1.000000	$2.376942 $1.818752 $1.987216 $1.649695 $1.505447 $1.492846 $1.423385 $1.003409 $0.880771	157,008.285 397,713.776 404,098.252 478,016.336 369,843.226 392,563.086 329,676.219 24,221.259 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.040824 $1.248170 $1.028680 $1.030911 $1.030745 $1.101239 $0.897154 $0.778470 $1.000000	$1.243887 $1.040824 $1.248170 $1.028680 $1.030911 $1.030745 $1.101239 $0.897154 $0.778470	614,787.674 666,648.198 639,336.932 664,226.077 811,901.826 1,280,305.640 1,460,663.936 1,678,276.769 831,366.484
TA TS&W International Equity - Service Class Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.020579 $1.226429 $1.012838 $1.018179 $1.020797 $1.092872 $0.892288 $0.776340 $1.000000	$1.216397 $1.020579 $1.226429 $1.012838 $1.018179 $1.020797 $1.092872 $0.892288 $0.776340	94,514.104 99,604.972 109,785.677 221,764.579 151,039.678 155,388.741 106,953.725 5,900.056 0.000
TA WMC US Growth - Initial Class(14) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.900304 $1.921096 $1.506235 $1.484054 $1.407002 $1.282849 $0.981034 $0.878209 $1.000000	$2.627154 $1.900304 $1.921096 $1.506235 $1.484054 $1.407002 $1.282849 $0.981034 $0.878209	2,522,508.611 2,111,056.234 2,342,156.365 2,355,779.215 2,532,974.919 3,859,391.192 4,076,689.068 4,876,885.918 2,931,810.672
84

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class(14) Subaccount Inception Date May 2, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.864201 $1.889208 $1.485089 $1.467066 $1.393986 $1.274091 $0.976789 $0.876779 $1.000000	$2.570491 $1.864201 $1.889208 $1.485089 $1.467066 $1.393986 $1.274091 $0.976789 $0.876779	229,914.188 193,995.286 310,321.667 353,604.669 261,377.665 307,693.935 327,093.162 87,001.693 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective November 1, 2019, Transamerica BlackRock Smart Beta 40 VP was renamed Transamerica BlackRock iShares Edge 40 VP.
(5)	Effective November 1, 2019, Transamerica BlackRock Smart Beta 50 VP was renamed Transamerica BlackRock iShares Edge 50 VP.
(6)	Effective November 1, 2019, Transamerica BlackRock Smart Beta 75 VP was renamed Transamerica BlackRock iShares Edge 75 VP.
(7)	Effective November 1, 2019, Transamerica BlackRock Equity Smart Beta 100 VP was renamed Transamerica BlackRock iShares Edge 100 VP.
(8)	Effective May 1, 2020, Transamerica Greystone International Growth VP was renamed Transamerica International Growth VP.
(9)	Effective November 1, 2019, TA Jennison Growth was merged into TA Morgan Stanley Capital Growth.
(10)	Effective May 1, 2020, Transamerica BlackRock Global Allocation VP was renamed Transamerica Morgan Stanley Global Allocation VP.
(11)	Effective May 1, 2020, Transamerica BlackRock Global Allocation Managed Risk – Balanced VP was renamed Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP.
(12)	Effective May 1, 2020, Transamerica International Equity Index VP was renamed Transamerica MSCI EAFE Index VP.
(13)	Effective May 1, 2020, Transamerica U.S. Equity Index VP was renamed Transamerica S&P 500 Index VP.
(14)	Effective November 1, 2019, Transamerica Torray Concentrated Growth VP was merged into Transamerica WMC US Growth VP.
85

APPENDIX
Prior Withdrawal/ Growth Percentages and Rider Fees
The table below identifies the prior percentages for the Retirement Income Max® rider.
Rider fee Percentages
Date	Percentage
Prior to February 1, 2018	1.25%
February 1, 2018 to June 30, 2018	1.35%

Date	Single Life	Joint Life
July 1, 2018 to November 30, 2019	1.35%	1.45%
December 1, 2019 to April 30, 2020	1.45%	1.55%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to January 31, 2018	5.50%
After February 1, 2018	7.20%
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to December 12, 2011	0-58 59-64 65-74 ≥75	0.00% 4.50% 5.50% 6.50%	0.00% 4.10% 5.10% 6.10%
December 12, 2011 to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.70% 4.70% 5.70%
February 1, 2018 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
86

Prior Withdrawal/ Growth Percentages and Rider Fees — (Continued)
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
March 1, 2019 to November 30, 2019	0-58 59-64 65-69 70-74 75-79 ≥80	0.00% 4.00% 5.25% 5.40% 5.50% 5.75%	0.00% 3.50% 4.75% 4.90% 5.00% 5.25%
December 1, 2019 to April 30, 2020	0-58 59-64 65-74 75-79 ≥80	0.00% 4.00% 5.00% 5.25% 5.75%	0.00% 3.50% 4.50% 4.75% 5.25%
87

APPENDIX
Prior Withdrawal/Growth Percentages and rider fees
The table below identifies the prior percentages for the Retirement Income Choice® 1.6 rider.
Rider fee Percentages
Date	Rider Benefit	Single Life Option	Joint Life Option
June 1, 2017 to June 30, 2018	Base Benefit Designated Allocation Group A	1.45%	1.45%
	Base Benefit Designated Allocation Group B	1.10%	1.10%
	Base Benefit Designated Allocation Group C	0.70%	0.70%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
July 1, 2018 to February 28, 2019	Base Benefit Designated Allocation Group A	1.40%	1.50%
	Base Benefit Designated Allocation Group B	1.15%	1.25%
	Base Benefit Designated Allocation Group C	0.80%	0.90%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
March 1, 2019 to April 30, 2020	Base Benefit Designated Allocation Group A	1.50%	1.60%
	Base Benefit Designated Allocation Group B	1.50%	1.60%
	Base Benefit Designated Allocation Group C	1.50%	1.60%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%
Growth Percentages
Date	Percentage
May 1, 2016 to February 28, 2019	5.50%
March 1, 2019 to November 30, 2019	6.00%
December 1, 2019 to April 30, 2020	5.25%
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
May 1, 2016 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
January 1, 2017 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.50% 5.50% 6.00%	0.00% 4.00% 5.00% 5.50%
88

Prior Withdrawal/Growth Percentages and rider fees — (Continued)
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
March 1, 2019 to April 30, 2020	0-58 59-64 65-69 70-74 75-79 ≥80	0.00% 4.00% 5.10% 5.20% 5.50% 6.00%	0.00% 3.50% 4.60% 4.70% 5.00% 5.50%
89

FINANCIAL STATEMENTS – STATUTORY BASIS

AND SUPPLEMENTARY INFORMATION

Transamerica Life Insurance Company

Years Ended December 31, 2019, 2018 and 2017

Transamerica Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2019, 2018 and 2017

Report of Independent Auditors

To the Board of Directors of

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Life Insurance Company (the “Company”), which comprise the balance sheets – statutory basis as of December 31, 2019 and 2018, and the related statements of operations – statutory basis, of changes in capital and surplus – statutory basis, and of cash flow – statutory basis for each of the three years in the period ended December 31, 2019, including the related notes and schedules of supplementary insurance information and reinsurance as of December 31, 2019, 2018 and for each of the three years in the period ended December 31, 2019 and summary of investments—other than investments in related parties as of December 31, 2019 listed in the accompanying index (collectively referred to as the “financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 1 N Upper Wacker Drive, Chicago, IL 60606

T: 312-298-2000, F: , www.pwc.com

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2019 and 2018 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 2.

Emphasis of Matters

As discussed in Note 1 to the financial statements, the financial statements give retroactive effect to the merger of Transamerica Advisors Life Insurance Company into the Company on July 1, 2019 in a transaction accounted for as a statutory merger. Our opinion is not modified with respect to this matter.

As discussed in Note 3 to the financial statements, in 2019 the Company changed its valuation basis for variable annuities. Our opinion is not modified with respect to this matter.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 27, 2020

PricewaterhouseCoopers LLP, 1 N Upper Wacker Drive, Chicago, IL 60606

T: 312-298-2000, F: , www.pwc.com

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands)

	December 31
	2019	2018
Admitted assets
Cash, cash equivalents and short-term investments	$1,693,803	$2,331,468
Bonds	25,412,467	27,627,135
Preferred stocks	111,630	104,793
Common stocks	3,217,206	2,998,481
Mortgage loans on real estate	5,096,613	4,600,493
Real estate	51,546	114,446
Policy loans	1,099,596	1,139,853
Securities lending reinvested collateral assets	1,246,827	1,835,122
Derivatives	1,718,025	2,097,951
Other invested assets	2,124,211	1,666,946

Total cash and invested assets	41,771,924	44,516,688

Accrued investment income	404,846	428,558
Premiums deferred and uncollected	286,843	115,235
Net deferred income tax asset	475,358	627,639
Variable annuity reserve hedge offset deferral	195,067	231,853
Other assets	1,368,699	1,472,587
Separate account assets	85,720,689	76,783,392

Total admitted assets	$130,223,426	$124,175,952

Liabilities and capital and surplus
Aggregate reserves for policies and contracts	$26,237,936	27,294,949
Policy and contract claim reserves	479,226	527,901
Liability for deposit-type contracts	591,570	967,757
Other policyholders’ funds	21,831	17,617
Transfers from separate accounts due or accrued	(898,597)	(1,034,929)
Funds held under reinsurance treaties	4,094,413	3,785,867
Asset valuation reserve	879,143	694,388
Interest maintenance reserve	308,453	299,928
Derivatives	1,851,801	975,974
Payable for collateral under securities loaned and other transactions	1,731,464	3,080,656
Borrowed money	1,274,504	3,052,991
Other liabilities	1,402,824	1,452,027
Separate account liabilities	85,720,688	76,783,391

Total liabilities	123,695,256	117,898,517

Total capital and surplus	6,528,170	6,277,435

Total liabilities and capital and surplus	$130,223,426	$124,175,952

See accompanying notes.

3

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2019	2018	2017
Revenues
Premiums and other considerations	$12,146,106	$10,813,518	$(3,514,168)
Net investment income	1,644,325	1,667,172	2,516,282
Commissions and expense allowances on reinsurance ceded	527,860	835,062	608,958
Reserve adjustment on reinsurance ceded	(83,492)	(67,838)	(1,210,892)
Consideration received on reinsurance recapture and novations	15,485	217,258	462,313
Separate accounts net gain from operations	—	—	139,852
Fee revenue and other income	1,891,767	1,971,474	1,996,610

Total revenue	16,142,051	15,436,646	998,955

Benefits and expenses
Death benefits	1,706,779	1,760,272	1,588,061
Annuity benefits	1,173,639	1,183,691	1,207,143
Accident and health benefits	281,435	295,343	141,823
Surrender benefits	14,231,385	14,536,177	13,109,739
Other benefits	168,259	156,157	156,951
Net increase (decrease) in reserves	(2,277,561)	228,055	(12,826,051)
Commissions	908,521	912,831	927,565
Net transfers to (from) separate accounts	(3,868,617)	(4,075,245)	(2,619,683)
IMR adjustment due to reinsurance	—	(13,229)	(2,065,984)
General insurance expenses and other	833,410	1,219,389	1,033,737

Total benefits and expenses	13,157,250	16,203,441	653,301

Gain (loss) from operations before dividends and federal income taxes	2,984,801	(766,795)	345,654

Dividends to policyholders	9,236	5,953	8,057

Gain (loss) from operations before federal income taxes	2,975,565	(772,748)	337,597
Federal income tax (benefit) expense	(77,933)	(63,062)	(1,035,106)

Net gain (loss) from operations	3,053,498	(709,686)	1,372,703
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	240,524	(714,132)	(575,050)

Net income (loss)	$3,294,022	$(1,423,818)	$797,653

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

Balance at January 1, 2017	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
As originally presented	$6,762	$1,282	$(58,000)	$150,000	$3,653,830	$577,936	$2,135,591	6,467,401
Merger of Transamerica Advisors Life Insurance Company (TALIC)	—	—	—	—	242,198	—	453,845	696,043

Balance at January 1, 2017 (TALIC Merger)	6,762	1,282	(58,000)	150,000	3,896,028	577,936	2,589,436	7,163,444
Net income (loss)	—	—	—	—	—	—	797,653	797,653
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	(489,076)	1,172,461	683,385
Change in net deferred income tax asset	—	—	—	—	—	—	(956,486)	(956,486)
Change in nonadmitted assets	—	—	—	—	—	—	474,981	474,981
Change in asset valuation reserve	—	—	—	—	—	—	124,240	124,240
Change in surplus in separate accounts	—	—	—	—	—	—	(117,876)	(117,876)
Change in surplus as a result of reinsurance	—	—	—	—	—	—	230,908	230,908
Dividends to stockholders	—	—	—	—	—	—	(620,523)	(620,523)
Return of capital	—	—	—	—	(422,572)	—	—	(422,572)
Other changes—net	—	(298)	—	—	(626)	981	(5,738)	(5,681)

Balance at December 31, 2017	$6,762	$984	$(58,000)	$150,000	$3,472,830	$89,841	$3,689,056	$7,351,473
Net income (loss)	—	—	—	—	—	—	(1,423,818)	(1,423,818)
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	145,059	1,145,316	1,290,375
Change in net deferred income tax asset	—	—	—	—	—	—	164,466	164,466
Change in nonadmitted assets	—	—	—	—	—	—	45,646	45,646
Change in asset valuation reserve	—	—	—	—	—	—	16,359	16,359
Change in surplus as a result of reinsurance	—	—	—	—	—	—	17,616	17,616
Dividends to stockholders	—	—	—	—	—	—	(624,567)	(624,567)
Return of capital	—	—	—	—	(558,740)	—	—	(558,740)
Other changes—net	—	(559)	—	—	2,576	(3,047)	(345)	(1,375)

Balance at December 31, 2018	$6,762	$425	$(58,000)	$150,000	$2,916,666	$231,853	$3,029,729	$6,277,435

Continued on next page.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2018	$6,762	$425	$(58,000)	$150,000	$2,916,666	$231,853	$3,029,729	$6,277,435
Net income (loss)	—	—	—	—	—	—	3,294,022	3,294,022
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	(36,786)	(290,676)	(327,462)
Change in net deferred income tax asset	—	—	—	—	—	—	(164,812)	(164,812)
Change in nonadmitted assets	—	—	—	—	—	—	105,654	105,654
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	(1,248,411)	(1,248,411)
Change in asset valuation reserve	—	—	—	—	—	—	(184,755)	(184,755)
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(146,952)	(146,952)
Change in surplus notes	—	—	—	(150,000)	—	—	—	(150,000)
Change in treasury stock	—	—	58,000	—	—			58,000
Return of capital	—	—	—	—	(307,578)	—	—	(307,578)
Dividends to stockholders	—	—	—	—	—	—	(725,000)	(725,000)
Other changes—net	—	(425)	—	—	1,625	367	46,462	48,029

Balance at December 31, 2019	$6,762	$—	$—	$—	$2,610,713	$195,434	$3,715,261	$6,528,170

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2019	2018	2017
Operating activities
Premiums and annuity considerations	$11,959,055	$10,836,714	$5,030,303
Net investment income	1,853,706	1,826,005	2,524,319
Other income	2,295,448	2,891,089	6,905,408
Benefit and loss related payments	(17,435,718)	(17,958,301)	(16,076,467)
Net transfers from separate accounts	4,005,482	4,343,398	2,904,380
Commissions and operating expenses	(1,898,769)	(1,892,868)	(2,050,512)
Dividends paid to policyholders	(5,889)	(6,350)	(7,348)
Federal income taxes (paid) received	(139,992)	939,301	438,896

Net cash provided by (used in) operating activities	633,323	978,988	(331,021)

Investing activities
Proceeds from investments sold, matured or repaid	$15,951,729	$9,086,610	$10,468,686
Costs of investments acquired	(13,028,169)	(7,574,764)	(8,455,291)
Net change in policy loans	40,258	48,668	52,058

Net cost of investments acquired	(12,987,911)	(7,526,096)	(8,403,233)

Net cash provided by (used in) investing activities	$2,963,818	$1,560,514	$2,065,453

Financing and miscellaneous activities
Repayment of surplus notes	$(150,000)	$—	$—
Capital and paid in surplus received (returned)	(248,376)	(556,833)	(434,179)
Dividends to stockholders	(725,000)	(564,220)	(620,523)
Net deposits (withdrawals) on deposit-type contracts	(429,725)	(201,168)	(2,167,303)
Net change in borrowed money	(1,765,528)	(1,151,474)	1,874,369
Net change in funds held under reinsurance treaties	(60,731)	(271,793)	(75,583)
Net change in payable for collateral under securities lending and other transactions	(1,347,778)	(15,819)	(125,030)
Other cash (applied) provided	492,332	587,583	98,001

Net cash provided by (used in) financing and miscellaneous activities	(4,234,806)	(2,173,724)	(1,450,248)

Net increase (decrease) in cash, cash equivalents and short-term investments	(637,665)	365,778	284,184
Cash, cash equivalents and short-term investments:
Beginning of year	2,331,468	1,965,690	1,681,506

End of year	$1,693,803	$2,331,468	$1,965,690

See accompanying notes.

7

Transamerica Life Insurance Company

Statements of Cash Flow (supplemental) – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
Supplemental disclosures of cash flow information	2019	2018	2017
Non-cash activities during the year not included in the Statutory Statement of Cash Flows:
Stock cancellations	$57,575	$—	$—
Non-cash dividend to parent company	—	60,347	—
Investments received for insured securities losses	—	16,489	—
Write off of prepaid real estate related assets	—	2,727	—
Non-cash capital contribution to investment subsidiary	—	1,971	—
Transfer of bonds and mortgage loans related to reinsurance agreement with third party	—	—	7,196,754
Transfer of bonds, mortgage loans, and derivatives related to affiliated reinsurance amendment	—	—	5,650,741
Transfer of bonds to settle reinsurance obligations	—	—	22,479
Asset transfer of ownership between hedge funds	—	—	125,036

8

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December  31, 2019

1. Organization and Nature of Business

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Commonwealth General Corporation (CGC). CGC is an indirect, wholly-owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

On July 1, 2019, the Company completed a merger with Transamerica Advisors Life Insurance Company (TALIC), an Arkansas-domiciled affiliate. On October 1, 2018, the Company completed a merger with Firebird Re Corp (FReC), an Arizona-domiciled affiliate. The mergers were accounted for in accordance with the Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the mergers were combined and the recorded assets, liabilities and surplus of TALIC and FReC on a US statutory basis were carried forward to the merged company. As a result of the mergers, TALIC and FReC’s common stock was deemed cancelled by operation of law. Each share of the Company’s capital stock issued and outstanding immediately before the merger shall continue to represent one share of the capital stock. As a result of the merger, the business previously ceded from the Company to FReC is no longer reflected as ceded risk in the restated merged financials. As a result of the merger, the business previously ceded from TALIC to the Company is no longer reflected as assumed risk in the restated merged financials.

Summarized financial information for the Company and TALIC presented separately for periods prior to the merger is as follows. The amounts presented for the Company’s revenues are reflective of the revision as described in Note 3:

	Year Ended December 31
	2018	2017
Revenues:
Company	$15,206,362	$730,065
TALIC	230,284	268,890

	$15,436,646	$998,955

Net income (loss):
Company	$(1,353,504)	$603,700
TALIC	(70,314)	193,953

	$(1,423,818)	$797,653

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31 2018
Assets:
Company	$117,015,550
TALIC	7,204,454
Reclassification to conform to current year presentation: Current federal income tax recoverable	(44,052)

$124,175,952

Liabilities:
Company	$111,237,254
TALIC	6,705,315
Reclassification to conform to current year presentation: Other liabilities	(44,052)

$117,898,517

Capital and Surplus:
Company	$5,778,296
TALIC	499,139

$6,277,435

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, and pension products, as well as a broad line of single fixed and flexible premium annuity products and guaranteed investment contracts. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers, and financial institutions.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

2. Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division (IID), which practices differ from accounting principles generally accepted in the United States of America (GAAP).

The IID recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of Iowa. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed.

The following is a summary of the accounting practices permitted and prescribed by the IID and reflected in the Company’s financial statements which differs from NAIC SAP:

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the Company’s net income (loss) and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	SSAP#	F/S Page	F/S Line	2019	2018	2017
Net income (loss), State of Iowa basis	XXX	XXX	XXX	$3,294,022	$(1,423,818)	$797,653
State prescribed practices that are an increase(decrease) from NAIC SAP:
Separate account asset valuation	56	NA	NA	—	—	—
State permitted practices that are an increase(decrease) from NAIC SAP:
None				—	—	—

Net income (loss), NAIC SAP	XXX	XXX	XXX	$3,294,022	$(1,423,818)	$797,653

Statutory surplus, state of Iowa basis	XXX	XXX	XXX	$6,528,170	$6,277,435	$7,351,473
State prescribed practices that are an increase(decrease) from NAIC SAP:
Separate account asset valuation	56	NA	NA	—	—	—
State permitted practices that are an increase(decrease) from NAIC SAP:
Hedge reserve offset deferral	86	Balance Sheet; Statement of Changes in Capital and Surplus	Variable annuity reserve hedge offset deferral Special surplus funds—Change in net unrealized capital gains/ losses	—	(231,853)	(86,794)

Statutory surplus, NAIC SAP	XXX	XXX	XXX	$6,528,170	$6,045,582	$7,264,679

The Company elected early adoption of SSAP No. 108, Derivatives Hedging Variable Annuities Guarantees (SSAP 108) effective July 1, 2019. The early adoption allowed for transition from and release of a similar permitted practice in place with the IID since October 1, 2016 (the Permitted Practice). The Company received approval from the IID on September 4, 2019. Please refer to Note 3 for additional information.

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26R, Bonds, and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the statements of operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the statements of operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security or the entity will likely not be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in both affiliated and unaffiliated preferred stocks in good standing (those with NAIC designations RP1 to RP3 and P1 to P3), are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in both affiliated and unaffiliated preferred stocks not in good standing (those with NAIC designations RP4 to RP6 and P4 to P6), are reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. The related net unrealized capital gains and losses for all NAIC designations are reported in changes in capital and surplus.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses and are reported in changes in capital and surplus.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in changes in capital and surplus.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than-temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statements of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company has interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statements of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. Due and accrued amounts determined to be uncollectible are written off through the statements of operations.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. The net deferral is reported as the

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

In 2019, the NAIC revised the AVR Factors (basic contribution, reserve objective and maximum reserve) to be consistent with the risk-based capital (RBC) after-tax factors, which were amended in 2018 as a result of federal tax reform. The AVR factor changes are effective for year-end 2019. As of December 31, 2019, the factor changes decreased Capital and Surplus by $127,960. The changes were recorded to the Change in Asset Valuation Reserve line of the Statements of Changes in Capital and Surplus.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, forwards, and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86—Derivatives.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)	Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘BBB’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities; therefore, converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the market risk on minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. Variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Bond forwards are used to hedge the interest rate risk that future liability claims increase as rates decrease, leading to higher guarantee values.

Futures contracts are used to hedge the liability risk when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company issues products providing the customer a return based on the various global equity market indices. The Company uses options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheets and fair value adjustments are recorded as capital and surplus in the financial statements. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company uses zero cost collars to hedge the interest rate risk associated with rising short term interest rates, whereby the exposure would otherwise adversely impact the Company’s capital generation. The collar position(s) help range bound the floating rate by combining a cap and floor position.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaptions, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract and is amortized throughout the life of the swaption. These swaptions are marked to fair value in the balance sheets and the fair value adjustment is recorded in unassigned surplus. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheets (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s balance sheets. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Repurchase Agreements

For dollar repurchase agreements accounted for as secured borrowings, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the balance sheets, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in Borrowed Money on the Balance Sheets.

Offsetting of Assets and Liabilities

Financial assets and liabilities are offset in the Balance Sheets when the Company has a legally enforceable right to offset and has the intention to settle the asset and liability on a net basis.

Other Assets and Other Liabilities

Other assets consist primarily of reinsurance receivable, accounts receivable and company owned life insurance. Company owned life insurance is carried at cash surrender value.

Other liabilities consist primarily of remittances, amounts withheld by the Company, accrued expenses, payable for securities and municipal repurchase agreements. Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest. These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Separate Accounts

The majority of separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Certain other non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of the contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Non-indexed guaranteed separate account assets and liabilities are carried at fair value. These guarantees are included in the general account due to the nature of the guaranteed return.

Assets held in trust for purchases of variable life, variable universal life, variable annuity, and modified guaranteed annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist.

Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the statements of operations as a component of net transfers from separate accounts.

Surplus funds transferred from the general account to the separate accounts, commonly referred to as seed money, and earnings accumulated on seed money are reported as surplus in the separate accounts until transferred or repatriated to the general account. The transfer of such funds between the separate account and the general account is reported as surplus contributed or withdrawn during the year.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held. For interest sensitive whole life, the reserves held in the General Account are equal to the cash surrender value.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

In accordance with SSAP No. 51R, Life Contracts, and No. 54R, Individual and Group Accident and Health Contracts, the Company reports the amount of insurance, if any, for which the gross premiums are less than the net premiums according to the valuation standards and any related premium deficiency reserve established. Anticipated investment income is included as a factor in the health contract premium deficiency calculation, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheets date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include guaranteed investment contracts (GICs), funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statements of operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes. Unlike GAAP, SSAP No. 101 does not consider state income taxes in the measurement of deferred taxes. SSAP No. 101 also requires additional testing to measure gross deferred tax assets. The additional testing limits gross deferred tax asset admission to 1) the amount of federal income taxes paid in prior years recoverable through hypothetical loss carrybacks of existing temporary differences expected to reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of remaining gross deferred tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities after considering character (i.e. ordinary versus capital) and reversal patterns. The Company’s reported net deferred tax asset or liability is the sum of gross deferred tax assets admitted through this three part test plus the sum of all deferred tax liabilities.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC SAP.

Subsidiaries and Affiliated Companies

Investments in subsidiaries, controlled and affiliated companies (SCA) are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities.

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Surplus Notes

Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets to the extent that they are not impaired.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less and money market mutual funds. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3. Accounting Changes and Corrections of Errors

The Company’s policy is to disclose as recent accounting pronouncements the adopted accounting guidance with a current year effective date that has been classified by the NAIC as a substantive change, as well as items classified as nonsubstantive changes that have had a material impact on the financial position or results of operations of the Company.

Recent Accounting Pronouncements

As of July 1, 2019, the Company has received IID approval on an approach for transitioning from a prior permitted practice into full implementation of SSAP No. 108. The approved transition approach will not result in adjustment to the Company’s historical statutory reporting or existing unamortized deferral balances established under the permitted practice at the time of transition. The Company will continue amortizing deferral balances established under the permitted practice according to the amortization schedule previously approved. This amortization will be reported as net realized capital gains (losses) in the Statements of Operations. The net deferral is re-classed from unassigned to special surplus and is presented in the Variable annuity reserve hedge offset deferral financial statement line item on the balance sheets. As of the date of transition, current period fair value fluctuations in the designated derivative instruments offset by the current period Valuation Manual section 21 (VM-21) liability change attributed to the hedged risk (“natural offset”) will be included in net realized capital gains (losses) in the Statements of Operations. As of the date of transition, the Company is fully compliant with the provisions of SSAP 108. The adoption of SSAP 108 and the contemporaneous release of the Permitted Practice will not impact historical statutory reporting or remaining residual balances established under the Permitted Practice and will not have a significantly different impact, in comparison to the Permitted Practice, on the Company’s statutory capital position or RBC ratio. Differences include reporting the natural offset as net realized capital gains/losses in the statements of operations compared to previously being included within the change in unrealized gains/losses with no impact to capital and surplus. Additionally, the deferral amortization under SSAP 108 begins in the subsequent reporting period as opposed to starting in the period it was established, as with the Permitted Practice. The delay in deferral amortization impacts the timing and flow through statutory capital and surplus, but does not create material differences from the Permitted Practice.

Effective January 1, 2019, the NAIC adopted revisions to SSAP No. 30, Unaffiliated Common Stock, which updated the definition of common stock to include SEC registered closed-end funds and unit investment trusts. The adoption of this guidance did not impact the financial position or results of operations of the Company.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Change in Valuation Basis

As of December 31, 2019, the Company has received IID approval on an approach for adoption of the NAIC 2020 VM-21 and related Risk Based Capital C3P2 changes documented in the VM-21 2020 NAIC Valuation Manual: Requirements for Principle-Based Reserves for Variable Annuities. The Company has elected to early adopt the VM-21 requirements for variable annuities effective December 31, 2019. The approved transition approach did not result in an adjustment to the Company’s historical statutory reporting or existing balances at the time of transition. The Company reported the increase to the VM-21 reserve of $1,248,411. As a result, the Company released the voluntary reserve that was recorded to account for the adoption in the amount of $850,000 which was developed considering Q4 2018 balances and factors. The change year-over-year is due to significant market factor changes such as bond yields and treasury rates. As of the date of transition, the Company is fully compliant with the provisions of VM-21.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Revision to Prior Years

During 2019, the Company identified errors in prior year financial statements for which the Company has determined it appropriate to revise. The Company assessed the materiality of these revisions and concluded these revisions are not material to the December 31, 2018 and 2017 financial statements as a whole. The following tables show the impact of the revision after the effect of the TALIC merger as described in Note 1:

	Year Ended December 31, 2018
	As Revised for the Merger	Adjustment	As Revised
Statements of Operations
Revenues
Premiums and other considerations	$11,448,988	$(635,470)	$10,813,518
Fee revenue and other income	1,977,174	(5,700)	1,971,474

Total revenue	$16,077,816	$(641,170)	$15,436,646

Benefits and expenses
Surrender benefits	$15,154,347	$(618,170)	$14,536,177

Total benefits and expenses	16,821,611	(618,170)	16,203,441
Gain (loss) from operations before dividends and federal income taxes	(743,795)	(23,000)	(766,795)

Federal income tax (benefit) expense	(55,012)	(8,050)	(63,062)
Net gain (loss) from operations	(694,736)	(14,950)	(709,686)

Net income (loss)	$(1,408,868)	$(14,950)	$(1,423,818)

Statements of Changes in Capital and Surplus
Balance at December 31, 2017
Net income (loss)	$(1,408,868)	$(14,950)	$(1,423,818)
Other changes—net	(16,325)	14,950	(1,375)

Balance at December 31, 2018	$6,277,435	$—	$6,277,435

Statements of Cash Flows
Operating activities
Premiums and annuity considerations	$11,449,184	$(612,470)	$10,836,714
Other income	2,896,789	(5,700)	2,891,089
Benefit and loss related payments	(18,576,471)	618,170	(17,958,301)

Net cash provided by (used in) operating activities	978,988	—	978,988
Financing and miscellaneous activities
Net deposits (withdrawals) on deposit-type contracts	$(146,883)	$(54,285)	$(201,168)
Other cash (applied) provided	533,298	54,285	587,583

Net cash provided by (used in) financing and miscellaneous activities	(2,173,724)	—	(2,173,724)

Net increase (decrease) in cash, cash equivalents and short-term investments	365,778	—	365,778
Cash, cash equivalents and short-term investments:
Beginning of year	1,965,690	—	1,965,690

End of year	$2,331,468	$—	$2,331,468

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	Year Ended December 31, 2017
	As Revised for the Merger	Adjustment	As Revised
Statements of Operations
Revenues
Premiums and other considerations	$(3,098,001)	$(416,167)	$(3,514,168)
Fee revenue and other income	1,997,110	(500)	1,996,610

Total revenue	$1,415,622	$(416,667)	$998,955

Benefits and expenses
Surrender benefits	$13,526,406	$(416,667)	$13,109,739

Total benefits and expenses	1,069,968	(416,667)	653,301
Gain (loss) from operations before dividends and federal income taxes	345,654	—	345,654

Net gain (loss) from operations	1,372,703	—	1,372,703

Net income (loss)	$797,653	$—	$797,653

Statements of Cash Flows
Operating activities
Premiums and annuity considerations	$5,446,470	$(416,167)	$5,030,303
Other income	6,905,908	(500)	6,905,408
Benefit and loss related payments	(16,493,134)	416,667	(16,076,467)

Net cash provided by (used in) operating activities	(331,021)	—	(331,021)
Financing and miscellaneous activities
Net deposits (withdrawals) on deposit-type contracts	$(2,130,022)	$(37,281)	$(2,167,303)
Other cash (applied) provided	60,720	37,281	98,001

Net cash provided by (used in) financing and miscellaneous activities	(1,450,248)	—	(1,450,248)
Net increase (decrease) in cash, cash equivalents and short-term investments	284,184	—	284,184
Cash, cash equivalents and short-term investments:
Beginning of year	1,681,506	—	1,681,506

End of year	$1,965,690	$—	$1,965,690

Management has determined that the amounts primarily relate to misclassifications of balances within the Statements of Operations and Cash Flows for the years ended December 31, 2018 and 2017 related to accounting for retirement plan cash flows and other cash flow presentation reclassifications. This error resulted in offsetting misstatements to premiums and other considerations, fee revenue and other income, and surrender benefits and corresponding offsetting misstatements within the cash provided by (used in) operating activities and cash provided by (used in) financing and miscellaneous activities. The misclassifications had no impact to the Company’s net income or capital and surplus in the prior years.

In addition, Management reclassified certain prior year out of period adjustments from income to capital and surplus per SSAP No. 3, Accounting Changes and Corrections of Errors.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price and spot rates at the balance sheets date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheets date. The estimated fair values of swaps, including equity, interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2019 and 2018, respectively:

	December 31, 2019
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,298,116	$1,298,076	$1,042,719	$255,397	$—	$—	$—
Short-term notes receivable from affiliates	240,300	240,300	—	240,300	—	—	—
Bonds	28,644,195	25,412,467	5,355,305	22,844,657	444,233	—	—
Preferred stocks, other than affiliates	109,845	111,630	—	108,849	996	—	—
Common stocks, other than affiliates	80,789	80,789	10,227	19	70,543	—	—
Mortgage loans on real estate	5,383,132	5,096,613	—	—	5,383,132	—	—
Other invested assets	262,406	218,682	—	243,524	18,882	—	—
Derivative assets:
Options	311,739	311,739	—	311,739	—	—	—
Interest rate swaps	1,363,717	1,363,526	—	1,363,717	—	—	—
Currency swaps	8,929	7,304	—	8,929	—	—	—
Credit default swaps	59,599	34,248	—	59,599	—	—	—
Equity swaps	55	55	—	55	—	—	—
Interest rate futures	467	467	467	—	—	—	—
Equity futures	686	686	686	—	—	—	—
Derivative assets total	1,745,192	1,718,025	1,153	1,744,039	—	—	—
Policy loans	1,099,596	1,099,596	—	1,099,596	—	—	—
Securities lending reinvested collateral	987,763	987,763	96	987,667	—	—	—
Separate account assets	85,275,020	85,209,155	81,391,463	3,878,274	5,283	—	—
Liabilities
Investment contract liabilities	16,687,551	11,934,145	—	218,239	16,469,312	—	—
Derivative liabilities:
Options	151,696	151,696	—	151,696	—	—	—
Interest rate swaps	1,279,477	1,442,132	—	1,279,477	—	—	—
Currency swaps	2,279	4,328	—	2,279	—	—	—
Credit default swaps	(3,740)	13,450	—	(3,740)	—	—	—
Equity swaps	211,606	211,606	—	211,606	—	—	—
Interest rate futures	22,916	22,916	22,916	—	—	—	—
Equity futures	5,673	5,673	5,673	—	—	—	—
Derivative liabilities total	1,669,907	1,851,801	28,589	1,641,318	—	—	—
Dollar repurchase agreements	448,829	448,829	—	448,829	—	—	—
Payable for securities lending	1,246,827	1,246,827	—	1,246,827	—	—	—
Payable for derivative cash collateral	484,637	484,637	—	484,637	—	—	—
Separate account annuity liabilities	78,615,086	78,617,102	2,783	78,565,537	46,766	—	—

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	December 31, 2018
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,966,071	$1,966,071	$1,385,771	$580,300	$—	$—	$—
Short-term notes receivable from affiliates	261,000	261,000	—	261,000	—	—	—
Bonds	28,352,356	27,627,135	7,005,814	20,905,525	441,017	—	—
Preferred stocks, other than affiliates	97,812	104,793	—	94,815	2,997	—	—
Common stocks, other than affiliates	171,979	171,979	15,401	6	156,572	—	—
Mortgage loans on real estate	4,647,770	4,600,493	—	—	4,647,770	—	—
Other invested assets	241,689	214,934	—	229,963	11,726	—	—
Derivative assets:
Options	996,427	996,427	—	996,427	—	—	—
Interest rate swaps	710,817	711,165	—	710,817	—	—	—
Currency swaps	15,288	15,495	—	15,288	—	—	—
Credit default swaps	52,360	52,579	—	52,360	—	—	—
Equity swaps	281,457	281,457	—	281,457	—	—	—
Interest rate futures	20,639	20,639	20,639	—	—	—	—
Equity futures	20,189	20,189	20,189	—	—	—	—
Derivative assets total	2,097,177	2,097,951	40,828	2,056,349	—	—	—
Policy loans	1,139,853	1,139,853	—	1,139,853	—	—	—
Securities lending reinvested collateral	1,660,683	1,660,683	71,045	1,589,638	—	—	—
Separate account assets	76,150,197	76,130,173	72,461,882	3,684,492	3,823	—	—
Liabilities
Investment contract liabilities	13,297,887	12,379,779	—	243,143	13,054,743	—	—
Derivative liabilities:
Options	344,808	344,808	—	344,808	—	—	—
Interest rate swaps	376,095	591,999	—	376,095	—	—	—
Currency swaps	1,706	645	—	1,706	—	—	—
Credit default swaps	(1,309)	13,394	—	(1,309)	—	—	—
Equity swaps	16,890	16,890	—	16,890	—	—	—
Interest rate futures	6,999	6,999	6,999	—	—	—	—
Equity futures	1,239	1,239	1,239	—	—	—	—
Derivative liabilities total	746,428	975,974	8,238	738,190	—	—	—
Dollar repurchase agreements	214,357	214,357	—	214,357	—	—	—
Payable for securities lending	1,835,122	1,835,122	—	1,835,122	—	—	—
Payable for derivative cash collateral	1,245,534	1,245,534	—	1,245,534	—	—	—
Separate account annuity liabilities	69,914,071	69,915,907	3,069	69,874,047	36,955	—	—

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2019 and 2018:

	2019
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$15,615	$4,075	$—	$19,690

Total bonds	—	15,615	4,075	—	19,690

Preferred stock
Industrial and miscellaneous	—	41	996	—	1,037

Total preferred stock	—	41	996	—	1,037

Common stock
Mutual funds	5,049	—	—	—	5,049
Industrial and miscellaneous	5,178	19	70,543	—	75,740

Total common stock	10,227	19	70,543	—	80,789

Cash equivalents and short-term
Money market mutual funds	1,042,719	—	—	—	1,042,719

Total cash equivalents and short-term	1,042,719	—	—	—	1,042,719

Securities lending reinvested collateral	96	—	—	—	96
Derivative assets	1,153	1,671,609	—	—	1,672,762
Separate account assets	81,255,681	3,293,963	4,271	—	84,553,915

Total assets	$82,309,876	$4,981,247	$79,885	$—	$87,371,008

Liabilities:
Derivative liabilities	$28,589	$1,633,210	$—	$—	1,661,799
Separate account liabilities	2,783	—	—	—	2,783

Total liabilities	$31,372	$1,633,210	$—	$—	$1,664,582

	2018
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets:
Bonds
Government	$—	$900	$—	$—	$900
Industrial and miscellaneous	—	26,472	8,205	—	34,677
Hybrid securities	—	2,282	—	—	2,282

Total bonds	—	29,654	8,205	—	37,859

Preferred stock
Industrial and miscellaneous	—	1,601	2,997	—	4,598

Total preferred stock	—	1,601	2,997	—	4,598

Common stock
Mutual funds	12,648	—	—	—	12,648
Industrial and miscellaneous	2,753	6	156,572	—	159,331

Total common stock	15,401	6	156,572	—	171,979

Cash equivalents and short-term
Money market mutual funds	1,385,771	—	—	—	1,385,771

Total cash equivalents and short-term	1,385,771	—	—	—	1,385,771

Securities lending reinvested collateral	71,045	—	—	—	71,045
Derivative assets	40,828	1,995,419	—	—	2,036,247
Separate account assets	72,321,900	3,124,101	3,823	—	75,449,824

Total assets	$73,834,945	$5,150,781	$171,597	$—	$79,157,323

Liabilities:
Derivative liabilities	$8,238	$811,965	$—	$—	$820,203
Separate account liabilities	3,069	—	—	—	3,069

Total liabilities	$11,307	$811,965	$—	$—	$823,272

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Bonds classified as Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Preferred stock classified as Level 3 are internally valued using significant unobservable inputs.

Common stock classified as Level 3 are comprised primarily of shares in the FHLB of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

The following tables summarize the changes in assets classified as Level 3 for 2019 and 2018:

	Beginning Balance at January 1, 2019	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)
Bonds
RMBS	$—	$5	$—	$—	$(5)
Other	8,206	—	1,829	72	398
Preferred stock	2,997	—	—	—	(2,654)
Common stock	156,572	—	4,197	(5,874)	3,296
Separate account assets	3,824	1,264	807	(3)	(789)

Total	$171,598	$1,269	$6,833	$(5,805)	$246

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2019
Bonds
RMBS	$—	$—	$—	$—	$—
Other	—	—	—	2,772	4,075
Preferred stock	653	—	—	—	996
Common stock	4,645	6,702	90,600	1	70,543
Separate account assets	848	—	(27)	93	4,271

Total	$6,146	$6,702	$90,573	$2,866	$79,885

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	Beginning Balance at January 1, 2018	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)
Bonds
Government	$—	$—	$—	$(3)	$3
RMBS	—	—	—	(26)	26
Other	14,619	—	5,465	108	423
Preferred stock	3,180	—	—	—	(754)
Common stock	197,751	—	270	(2,000)	3,398
Other long term	—	920	1,040	—	(310)
Derivatives	29,230	—	—	(84,445)	(29,230)
Separate account assets	51,040	1,394	249	(43,234)	(77)

Total	$295,820	$2,314	$7,024	$(129,600)	$(26,521)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2018
Bonds
Government	$—	$—	$—	$—	$—
RMBS	—	—	—	—	—
Other	—	—	—	1,479	8,206
Preferred stock	828	—	259	—	2,997
Common stock	—	216	42,400	123	156,572
Other long term	430	—	—	—	—
Derivatives	—	—	(3,869)	(80,576)	—
Separate account assets	100	—	3,490	1,660	3,824

Total	$1,358	$216	$42,280	$(77,314)	$171,598

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Nonrecurring fair value measurements

As indicated in Note 2, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2019, the Company held no properties as held-for-sale, where fair value was less than its carrying value. As of December 31, 2019, the Company held one property as held-for sale, where carrying amount of $576 was equal to fair value.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified as Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5. Investments

Bonds and Stocks

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2019
Bonds:
United States Government and agencies	$4,280,658	$775,293	$372	$5,055,579
State, municipal and other government	1,174,675	125,422	16,509	1,283,588
Hybrid securities	271,982	42,062	1,464	312,580
Industrial and miscellaneous	15,555,330	2,013,749	42,420	17,526,659
Mortgage and other asset-backed securities	4,129,822	351,694	15,727	4,465,789

Total unaffiliated bonds	25,412,467	3,308,220	76,492	28,644,195
Unaffiliated preferred stocks	111,630	6,330	8,115	109,845

	$25,524,097	$3,314,550	$84,607	$28,754,040

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Unaffiliated common stocks	$58,311	$22,545	$67	$80,789

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2018
Bonds:
United States Government and agencies	$6,578,120	$277,575	$121,838	$6,733,857
State, municipal and other government	761,458	35,634	19,456	777,636
Hybrid securities	260,707	13,182	8,417	265,472
Industrial and miscellaneous	15,824,266	731,481	383,320	16,172,427
Mortgage and other asset-backed securities	4,202,584	265,837	65,457	4,402,964

Total unaffiliated bonds	27,627,135	1,323,709	598,488	28,352,356
Unaffiliated preferred stocks	104,793	3,022	10,003	97,812

	$27,731,928	$1,326,731	$608,491	$28,450,168

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Unaffiliated common stocks	$154,552	$18,557	$1,130	$171,979

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The carrying amount and estimated fair value of bonds at December 31, 2019, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2019
December 31:	Carrying Value	Fair Value
Due in one year or less	$715,115	$721,686
Due after one year through five years	4,446,683	4,713,256
Due after five years through ten years	5,108,090	5,808,153
Due after ten years	11,012,757	12,935,311

	21,282,645	24,178,406
Mortgage and other asset-backed securities	4,129,822	4,465,789

	$25,412,467	$28,644,195

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2019 and 2018 is as follows:

	2019
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$896	$4	$10,513	$368
State, municipal and other government	37,638	10,695	96,166	5,814
Hybrid securities	18,613	1,464	—	—
Industrial and miscellaneous	349,475	31,808	398,580	10,612
Mortgage and other asset-backed securities	217,019	12,486	503,736	3,241

Total bonds	623,641	56,457	1,008,995	20,035

Preferred stocks-unaffiliated	47,696	8,025	4,511	90
Common stocks-unaffiliated	—	—	739	67

	$671,337	$64,482	$1,014,245	$20,192

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	2018
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$415,707	$25,873	$3,771,379	$95,965
State, municipal and other government	84,973	6,723	192,550	12,733
Hybrid securities	13,815	2,063	114,678	6,354
Industrial and miscellaneous	1,584,834	141,445	4,936,668	241,875
Mortgage and other asset-backed securities	796,932	39,004	828,836	26,453

Total bonds	2,896,261	215,108	9,844,111	383,380

Preferred stocks-unaffiliated	23,579	6,575	38,576	3,428
Common stocks-unaffiliated	—	—	11,083	1,130

	$2,919,840	$221,683	$9,893,770	$387,938

During 2019, there were $4,294 of loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold for a period of time to recover the amortized cost basis. During 2018 and 2017, there were no loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold for a period of time to recover the amortized cost basis.

For loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2019, 2018 and 2017 the Company recognized OTTI of $5,546, $4,339 and $7,960, respectively.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2019, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
87266TAJ1	$1,299	$1,056	$243	$1,056	$869	3/31/2019
79548KXQ6	295	271	24	271	228	3/31/2019
14984WAA8	1,399	1,295	104	1,295	1,295	6/30/2019
87266TAJ1	587	484	103	484	387	6/30/2019
79548KXQ6	250	250	—	250	209	6/30/2019
41161PPQ0	19,646	18,718	928	18,718	17,362	9/30/2019
36828QQK5	2,493	2,237	256	2,237	1,754	9/30/2019
79548KXQ6	221	203	18	203	58	9/30/2019
126671ZS8	4	4	—	4	4	9/30/2019
585525ES3	491	480	11	480	424	9/30/2019
15032GAC8	2,245	2,245	—	2,245	2,245	9/30/2019
41161PPQ0	18,422	18,368	54	18,368	16,944	12/31/2019
36828QQK5	2,237	1,134	1,103	1,134	1,751	12/31/2019
52108MDN0	3,049	366	2,683	366	1,870	12/31/2019
22541SGE2	432	417	15	417	426	12/31/2019
585525ES3	428	424	4	424	381	12/31/2019

			$5,546

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2019 and 2018 is as follows:

	2019		2018
	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31:
The aggregate amount of unrealized losses	$12,486	$15,728	$39,004	$40,117
The aggregate related fair value of securities with unrealized losses	217,019	517,385	796,932	850,568

At December 31, 2019 and 2018, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 199 and 663 securities with a carrying amount of $735,818 and $3,141,523, and an unrealized loss of $64,482 and $221,683. Of this portfolio, 65.2% and 90.7% were investment grade with associated unrealized losses of $19,696 and $165,913, respectively.

At December 31, 2019 and 2018, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 245 and 1,411 securities with a carrying amount of $1,033,633 and $10,269,495 and an unrealized loss of $20,125 and $386,809. Of this portfolio, 91.1% and 89.7% were investment grade with associated unrealized losses of $11,888 and $302,186, respectively.

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2019 and 2018, there were no common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2019 and 2018, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 7 and 13 securities with a cost of $807 and $12,212 and an unrealized loss of $67 and $1,130.

The following table provides the number of 5GI securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5GI Securities	Book / Adjusted Carrying Value	Fair Value
December 31, 2019
Bond, amortized cost	2	$18,813	$18,169
Loan-backed and structured securities, amortized cost	3	6,719	6,719
Preferred stock, amortized cost	1	996	996

Total	6	$26,528	$25,884

December 31, 2018
Bond, amortized cost	3	$29,647	$29,725
Loan-backed and structured securities, amortized cost	1	8	8
Preferred stock, amortized cost	1	2,996	2,996

Total	5	$32,651	$32,729

The tables below present the Company’s gross and net receivable for securities and borrowed money financial statement line items that were subject to offsetting:

December 31, 2019	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Receivables for securities	$120,009	$101,474	$18,535
Liabilities:
Borrowed money	$550,303	$101,474	$448,829

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2018	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Receivables for securities	$273,566	$149,607	$123,959
Liabilities:
Borrowed money	$353,860	$149,607	$204,253

During 2019 and 2018, the Company sold, redeemed or otherwise disposed of 175 and 159 securities as a result of a callable feature which generated investment income of $13,296 and $18,683 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements.

	Year Ended December 31
	2019	2018	2017
Proceeds	$13,048,390	$5,928,234	$18,171,710

Gross realized gains	$133,153	$86,626	$2,375,500
Gross realized losses	(37,677)	(209,899)	(151,723)

Net realized capital gains (losses)	$95,476	$(123,273)	$2,223,777

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2019, 2018 and 2017 of $30,802, $10,795 and $19,101, respectively.

At December 31, 2019 and 2018, the Company had no investments in restructured securities.

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2019 and 2018 were as follows:

December 31, 2019
	Farm	Commercial	Total
AAA - AA	$10,519	$3,000,254	$3,010,773
A	31,600	1,812,978	1,844,578
BBB	6,458	217,779	224,237
BB	8,536	4,089	12,625
B	—	4,400	4,400

	$57,113	$5,039,500	$5,096,613

December 31, 2018
	Farm	Commercial	Total
AAA - AA	$219	$2,635,041	$2,635,260
A	42,814	1,745,127	1,787,941
BBB	6,690	157,753	164,443
BB	8,730	4,119	12,849
B	—	—	—

	$58,453	$4,542,040	$4,600,493

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2019, the Company issued mortgage loans with a maximum interest rate of 5.52% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2019 at the time of origination was 82%. During 2018, the Company issued mortgage loans with a maximum interest rate of 5.57% and a minimum interest rate of 3.95% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2018 at the time of origination was 69%.

During 2019 and 2018, the Company did not reduce the interest rate on any outstanding mortgage loans.

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2019 and 2018.

		Commercial
	Farm	All Other	Total
December 31, 2019
Recorded Investment (All)
(a) Current	$57,113	$4,958,605	$5,015,718
(b) 30-59 Days Past Due	—	—	—
(c) 60-89 Days Past Due	—	—	—
(d) 90-179 Days Past Due	—	—	—
(e) 180+ Days Past Due	—	80,895	80,895
Accruing interest 90-179 days past due
(a) Recorded investment	—	—	—
(b) Interest accrued	—	—	—
Participant or Co-lender in Mortgage Loan Agreement
(a) Recorded Investment	$33,658	$1,483,157	$1,516,815

		Commercial
	Farm	All Other	Total
December 31, 2018
Recorded Investment (All)
(a) Current	$50,576	$4,461,023	$4,511,599
(b) 30-59 Days Past Due	—	—	—
(c) 60-89 Days Past Due	—	57,005	57,005
(d) 90-179 Days Past Due	7,875	—	7,875
(e) 180+ Days Past Due	—	24,014	24,014
Accruing interest 90-179 days past due
(a) Recorded investment	7,876	—	7,876
(b) Interest accrued	96	—	96
Participant or Co-lender in Mortgage Loan Agreement
(a) Recorded Investment	$31,524	$1,286,604	$1,318,128

At December 31, 2019 and 2018, respectively, multiple mortgage loans with a carrying value of $80,895 and $24,014 were non-income producing for the previous 180 days. There was no accrued interest related to these mortgage loans at December 31, 2019 and 2018. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2019 and 2018, there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2019 and 2018, the Company held no impaired loans with related allowance for credit losses. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2019 and 2018, respectively. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2019 and 2018, respectively, that were subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans. The average recorded investment in impaired loans during 2019 and 2018 was $0 and $49,118, respectively.

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2019	2018	2017
Balance at beginning of period	$—	$26,618	$1,421
Additions, net charged to operations	—	—	26,618
Recoveries in amounts previously charged off	—	(26,618)	(1,421)

Balance at end of period	$—	$—	$26,618

As of December 31, 2019 and 2018, the Company had no mortgage loans derecognized as a result of foreclosure.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2019, 2018 and 2017, respectively, the Company recognized $0, $852 and $5,359 of interest income on impaired loans. Interest income of $0, $860 and $2,806, respectively, was recognized on a cash basis for the years ended December 31, 2019, 2018 and 2017.

At December 31, 2019 and 2018, the Company held a mortgage loan loss reserve in the AVR of $69,202 and $46,436, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2019	2018		2019	2018
Pacific	25%	28%	Apartment	47%	47%
South Atlantic	23	22	Retail	19	21
Middle Atlantic	16	16	Office	15	16
E. North Central	9	8	Industrial	15	12
W. North Central	8	8	Other	2	2
W. South Central	8	7	Agricultural	1	1
Mountain	7	6	Medical	1	1
E. South Central	3	4
New England	1	1

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2019, 2018 and 2017, the Company had mortgage loans with a total net admitted asset value of $20,550, $23,144 and $83,445, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2019, 2018 and 2017 related to such restructurings. At December 31, 2019 and 2018, there were no commitments to lend additional funds to debtors owing receivables.

Real Estate

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $5,078, $26,231 and $4,033 were taken on real estate in 2019, 2018 and 2017, respectively, to write the book value down to the current fair value, and included in net realized capital gains (losses), within the Statements of Operations, for the year ended December 31, 2019.

As of December 31, 2019, there were four properties classified as held for sale. As of December 31, 2018, there were nine properties classified as held for sale. The Company is working with an external commercial real estate advisor firm to actively market the properties and negotiate with potential buyers. During 2019, one property classified as held for sale was disposed of resulting in a net realized gain of $1,788. During 2018, six properties classified as held for sale were disposed of resulting in a net realized gain of $4,579. These gains and losses were included in net realized capital gains (losses) within the Statements of Operations.

The Company also disposed of other properties during 2019 and 2018 resulting in net realized gains of $9,047 and $26,756, respectively.

The carrying value of the Company’s real estate assets at December 31, 2019 and 2018 was as follows:

	2019	2018
Home office properties	$45,831	$52,466
Investment properties	—	18,953
Properties held for sale	5,715	43,027

	$51,546	$114,446

Accumulated depreciation on real estate at December 31, 2019 and 2018, was $47,188 and $72,083, respectively.

Other Invested Assets

During 2019, the Company recorded impairments of $5,488, $3,363, and $13,867 throughout 2019, 2018 and 2017. These impairments were primarily related to private equity funds, except for 2017, which also included an impairment for a tax credit fund. The impairments were taken because the decline in fair value of the funds were deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds were not anticipated.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

These write-downs are included in net realized capital gains (losses) within the Statements of Operations.

During 2017, the Company reassigned its ownership interest in the Prisma Spectrum Fund for an additional interest in the Zero Beta Fund in the amount of $125,036, which resulted in a realized gain of $19,443.

Tax Credits

At December 31, 2019, the Company had ownership interests in forty-six LIHTC investments with a carrying value of $58,163. The remaining years of unexpired tax credits ranged from one to twelve, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2020 to 2029 is $26,728. Tax credits recognized in 2019 were $81,690, and other tax benefits recognized in 2019 were $2,795. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2018, the Company had ownership interests in forty-seven LIHTC investments with a carrying value of $33,212. The remaining years of unexpired tax credits ranged from one to eleven, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2019 to 2029 is $55,107. Tax credits recognized during 2018 was $76,141. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The following tables provide the carrying value of transferable state tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2019 and 2018:

		December 31, 2019
Description of State Transferable and Non- transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$2,683	$5,024
Economic Redevelopment and Growth Tax Credits	NJ	5,281	20,948

Total		$7,964	$25,972

		December 31, 2018
Description of State Transferable and Non- transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$3,880	$6,220
Economic Redevelopment and Growth Tax Credits	NJ	3,994	20,948

Total		$7,874	$27,168

*	The unused amount reflects credits that the Company deems will be realizable in the period 2019-2030.

The Company did not have any non-transferable state tax credits.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

Derivatives

Amounts disclosed in this Derivatives section do not include derivatives utilized in the hedging of variable annuity guarantees in accordance with SSAP 108. Please see the subsequent section “Derivatives Hedging Variable Annuity Guarantees” for results associated with those derivatives.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, 2019 and 2018 was as follows:

	2019	2018
Fair value - positive	$647,378	$2,285,546
Fair value - negative	(646,157)	(934,798)

At December 31, 2019, 2018 and 2017, the Company has recorded unrealized gains (losses) of ($257,972), $858,229 and ($131,678), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. The Company did not recognize any unrealized gains or losses during 2019, 2018 and 2017 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 24 years for forecasted hedge transactions. At December 31, 2019 and 2018, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2019 and 2018, the Company has accumulated deferred gains in the amount of $2,334 and $0, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2020.

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Summary of realized gains (losses) by derivative type for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
Options:
Calls	$(15,424)	$59,693	$2,473
Caps	—	—	(1,203)
Puts	—	(26,491)	(7,634)

Total options	$(15,424)	$33,202	$(6,364)

Swaps:
Interest rate	$95,162	$(299,024)	$307,519
Credit	(3,099)	(14,288)	8,209
Total return	(611,814)	(205,341)	(1,443,432)

Total swaps	$(519,751)	$(518,653)	$(1,127,704)

Futures—net positions	535,875	(310,914)	60,205
Lehman settlements	106	537	1,195

Total realized gains (losses)	$806	$(795,828)	$(1,072,668)

The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2019 and 2018:

	Asset(1)		Liability(1)
	2019	2018	2019		2018
Derivative component of RSATs
Credit default swaps	$56,455	$55,387	$(9,504	) $	(6,341)
Interest rate swaps	3,225	1,650	—		8,598

(1)	Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

The estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2019 and 2018:

	Asset(1)		Liability(1)
	2019	2018	2019	2018
Derivative component of RSATs
Credit default swaps	$59,599	$43,455	$(11,589)	$(1,309)
Interest rate swaps	3,972	2,188	—	—

Total	$63,571	$45,643	$(11,589)	$(1,309)

(1)	Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The net realized gains (losses) on the derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
Derivative component of RSATs
Credit default swaps	$(3,099)	$(4,476)	$8,209
Interest rate swaps	—	(8,207)	(59,357)

Total	$(3,099)	$(12,683)	$(51,148)

As stated in Note 2, the Company replicates investment grade corporate bonds, sovereign debt, or commercial mortgage backed securities by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2019 and 2018:

		2019
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$6,522	$441,000	1.9
Credit default swaps referencing indices		108	10,000	39.9

Subtotal		6,630	451,000	2.7

BBB	2
Single name credit default swaps (3)		41,004	1,781,035	1.8
Credit default swaps referencing indices		23,093	1,192,624	2.9

Subtotal		64,097	2,973,659	2.3

BB	3
Single name credit default swaps (3)		462	50,000	1.2

Subtotal		462	50,000	1.2

Total		$71,189	$3,474,659	2.3

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.
(3)	Includes corporate, foreign government and state entities.

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

		2018
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$5,534	$468,085	2.6
Credit default swaps referencing indices		(109)	10,000	40.9

Subtotal		5,425	478,085	3.4

BBB	2
Single name credit default swaps (3)		32,228	1,905,450	2.7
Credit default swaps referencing indices		7,806	907,000	3.3

Subtotal		40,034	2,812,450	2.9

BB	3
Single name credit default swaps (3)		2,427	145,500	2.7

Subtotal		2,427	145,500	2.7

B	4
Single name credit default swaps (3)		(2,809)	27,000	2.7

Subtotal		(2,809)	27,000	2.7

CCC and lower	5
Single name credit default swaps (3)		(312)	5,000	1.0

Subtotal		(312)	5,000	1.0

Total		$44,765	$3,468,035	2.9

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.
(3)	Includes corporate, foreign government and state entities.

The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2019, the maximum amounts of potential future recoveries available to offset the $3,474,659 from the table above were $0. At December 31, 2018, the maximum amounts of potential future recoveries available to offset the $3,468,035 from the table above were $0.

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2019 and 2018, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount*		Fair Value
	2019	2018	2019	2018
Derivative assets:
Credit default swaps	$2,402,624	$2,509,467	$59,599	$52,360
Currency swaps	88,501	129,622	8,929	15,288
Equity futures	—	22	686	20,189
Equity swaps	209,341	3,706,430	55	281,457
Interest rate futures	—	38	—	20,639
Interest rate swaps	33,735	24,881,535	5,147	710,817
Options	21,196,796	23,094,442	311,739	996,427
Derivative liabilities:
Credit default swaps	1,446,000	1,318,568	(3,740)	(1,309)
Currency swaps	142,704	18,459	2,279	1,706
Equity futures	(12)	(1)	5,673	1,239
Equity swaps	4,823,034	145,269	211,606	16,890
Interest rate futures	—	(19)	—	6,999
Interest rate swaps	3,366,493	15,261,493	17,420	376,095
Options	(3,676,923)	(3,815,570)	151,696	344,808

*	Futures are presented in contract format. Swaps and options are presented in notional format.

Derivatives Hedging Variable Annuity Guarantees

The hedged obligation consists of guaranteed benefits on variable annuity contracts and resembles a long dated put option where claim payment is made whenever account value is less than a guaranteed amount, adjusted for applicable fees. Changes in interest rates impact the present value of future product cash flows (discount rate) as well as the value of investments comprising the account value to be assessed against the guarantee. Under this VM-21 compliant clearly defined hedging strategy (CDHS), interest rate risk may be hedged by a duration matched portfolio of interest sensitive derivatives such as treasury bond forwards, treasury futures, interest rate swaps, interest rate swaptions or treasury future options. The hedging strategy is unchanged from the prior reporting period, and the total return on the designated portfolio of derivatives has been highly effective in covering the interest rate risk (rho) of the hedged obligation. Hedge effectiveness is measured in accordance with the requirements outlined under SSAP 108 and entails assessment of the total return on the designated portfolio of derivatives against changes in the fair value of the hedged obligation due to interest rate movements on a cumulative basis.

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Scheduled amortization for SSAP 108 derivatives as of December 31, 2019 is as follows:

Amortization Year	Deferred Assets	Deferred Liabilities
2020	$68,503	$18,702
2021	60,234	18,702
2022	39,808	18,702
2023	39,808	18,702
2024	39,808	18,702
2025	39,808	18,702
2026	29,176	18,702
2027	22,720	18,702
2028	17,393	18,702
2029	20,155	14,028

Total	$377,413	$182,346

As discussed in Note 2 and 3, the Company elected to adopt SSAP 108 effective July 1, 2019.

The following table is a reconciliation of the total deferred balance of SSAP 108 derivatives from the date of adoption through December 31, 2019. The beginning deferred balance was the deferral under a previous permitted practice described in Note 2.

1.	Total Deferred Balance, July 1, 2019	$189,601
2.	Current Year Amortization	19,002
3.	Current Year Deferred Recognition	(24,468)

4.	Ending Deferred Balance [1-(2+3)]	$195,067

The following tables provide information regarding SSAP 108 hedging instruments:

	12/31/2019	7/1/2019
Amortized cost	$(51)	$(53)
Fair value	$74,063	$447,385

	Net Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)	Total
Derivative performance	$23,639	$495,410	$(373,324)	$145,725

SSAP 108 Adjustments
Portion of the derivative performance attributed to natural offset	—	(184,385)	14,192	(170,193)
Deferred	(23,639)	(311,025)	359,132	24,468

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Prior year fair value of hedged item	$(2,294,125)
Current year fair value of hedged item	(2,573,520)

Change in fair value attributable to interest rates	$(279,395)

Portion of the fair value change attributed to the hedged risk	$(232,394)

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2019 and 2018, respectively:

	Gross Restricted (Admitted & Nonadmitted) 2019
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A)	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
Collateral held under security lending agreements	$1,246,827	$—	$—	$—	$1,246,827
Subject to repurchase agreements	113,025	—	—	—	113,025
Subject to dollar repurchase agreements	550,333	—	—	—	550,333
FHLB capital stock	42,800	—	—	—	42,800
On deposit with states	43,813	—	—	—	43,813
Pledged as collateral to FHLB (including assets backing funding agreements)	1,259,059	—	—	—	1,259,059
Pledged as collateral not captured in other categories	736,696	—	—	—	736,696
Other restricted assets	1,170,136	—	—	—	1,170,136

Total restricted assets	$5,162,689	$—	$—	$—	$5,162,689

	Gross (Admitted & Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total From Prior Year (2018)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$1,842,557	$(595,730)	$—	$1,246,827	0.96%	0.96%
Subject to repurchase agreements	205,405	(92,380)	—	113,025	0.09%	0.09%
Subject to dollar repurchase agreements	371,260	179,073	—	550,333	0.42%	0.42%
FHLB capital stock	133,400	(90,600)	—	42,800	0.03%	0.03%
On deposit with states	43,908	(95)	—	43,813	0.03%	0.03%
Pledged as collateral to FHLB (including assets backing funding agreements)	4,405,503	(3,146,444)	—	1,259,059	0.97%	0.97%
Pledged as collateral not captured in other categories	687,891	48,805	—	736,696	0.56%	0.56%
Other restricted assets	1,172,934	(2,798)	—	1,170,136	0.90%	0.90%

Total restricted assets	$8,862,858	$(3,700,169)	$—	$5,162,689	3.96%	3.96%

The amounts reported as other restricted assets in the table above represent assets held in trust related to reinsurance.

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following tables show the pledged or restricted assets in other categories as of December 31, 2019 and 2018, respectively:

	Gross (Admitted & Nonadmitted) Restricted 2019
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total
Derivatives	$728,018	$—	$—	$—	$728,018
Secured funding agreements	6,357	—	—	—	6,357
AMBAC	2,321	—	—	—	2,321

Total	$736,696	$—	$—	$—	$736,696

	Gross (Admitted & Nonadmitted) Restricted			Percentage
Description of Assets	Total From Prior Year (2018)	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives	$638,025	$89,993	$728,018	0.56%	0.56%
Secured funding agreements	46,723	(40,366)	6,357	0.00%	0.00%
AMBAC	3,143	(822)	2,321	0.00%	0.00%

Total	$687,891	$48,805	$736,696	0.56%	0.56%

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2019 and 2018:

2019
Collateral Assets	Carrying Value	Fair Value	Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$898,267	$898,267	2.02%	2.02%
Securities lending collateral assets	1,246,827	1,246,827	2.80	2.80
Other	35,199	35,199	0.08	0.08

Total collateral assets	$2,180,293	$2,180,293	4.90%	4.90%

	Amount	% of Liability to Total Liabilities
Recognized obligation to return collateral asset	$2,181,672	5.75%

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

2018
Collateral Assets	Carrying Value	Fair Value	Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$1,453,892	$1,453,892	3.05%	3.06%
Securities lending collateral assets	1,835,122	1,835,122	3.85	3.87
Other	5,999	5,999	0.01	0.01

Total collateral assets	$3,295,013	$3,295,013	6.91%	6.94%

	Amount	% of Liability to Total Liabilities
Recognized obligation to return collateral asset	$3,296,139	8.01%

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2019	2018	2017
Income:
Bonds	$1,185,232	$1,276,258	$1,660,465
Preferred stocks	6,230	8,251	6,160
Common stocks	143,184	100,616	214,463
Mortgage loans on real estate	226,766	204,434	245,562
Real estate	21,899	20,190	20,862
Policy loans	67,366	69,773	72,733
Cash, cash equivalents and short-term investments	59,292	39,557	24,772
Derivatives	16,562	32,673	82,507
Other invested assets	49,846	73,164	295,840

Gross investment income	1,776,377	1,824,916	2,623,364
Less: investment expenses	171,238	205,794	172,388

Net investment income before amortization of IMR	1,605,139	1,619,122	2,450,976
Amortization of IMR	39,186	48,050	65,306

Net investment income	$1,644,325	$1,667,172	$2,516,282

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI, are summarized below:

		Realized
	Year Ended December 31
	2019	2018	2017
Bonds	$62,739	$(135,605)	$2,204,142
Preferred stocks	1,933	1,539	535
Common stocks	25,384	(3,690)	(1,978)
Mortgage loans on real estate	388	(25,696)	93,149
Real estate	5,756	5,104	(4,101)
Cash, cash equivalents and short-term investments	239	(51)	(202)
Derivatives	311,724	(796,365)	(1,073,863)
Variable annuity reserve hedge offset	(159,833)	—	—
Other invested assets	82,951	113,854	118,984

Change in realized capital gains (losses), before taxes	331,281	(840,910)	1,336,666
Federal income tax effect	(43,047)	4,006	(197,937)
Transfer from (to) interest maintenance reserve	(47,710)	122,772	(1,713,779)

Net realized capital gains (losses) on investments	$240,524	$(714,132)	$(575,050)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2019	2018	2017
Bonds	$48,719	$34,184	$65,937
Preferred stocks	(2,504)	(859)	(564)
Common stocks	5,052	1,874	1,468
Affiliated entities	447,273	157,530	398,521
Mortgage loans on real estate	—	26,618	(25,197)
Cash equivalents and short-term investments	(31)	145	6
Derivatives	(761,219)	1,093,543	(66,675)
Other invested assets	18,228	32,164	182,596

Change in unrealized capital gains (losses), before taxes	(244,482)	1,345,199	556,092
Taxes on unrealized capital gains (losses)	(82,980)	(54,824)	123,327

Change in unrealized capital gains (losses), net of tax	$(327,462)	$1,290,375	$679,419

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life premium and annuity considerations, net of reinsurance, at December 31, 2019 and 2018 were as follows:

	2019		2018
	Gross	Net of Loading	Gross	Net of Loading
Life and annuity:
Ordinary first-year business	$1,003	$168	$1,077	$173
Ordinary renewal business	278,922	256,376	94,286	84,273
Group life direct business	17,843	9,477	16,474	7,911
Credit direct business	9	9	13	13

	$297,777	$266,030	$111,850	$92,370

7. Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit-type contracts and policy claims at December 31, 2019 and 2018 were as follows:

	Year Ended December 31
	2019	2018
Life insurance reserves	$11,472,311	$12,368,680
Annuity reserves and supplementary contracts with life contingencies	14,094,715	14,244,431
Accident and health reserves (including long term care)	670,910	681,838

Total policy reserves	$26,237,936	$27,294,949
Deposit-type contracts	591,570	967,757
Policy claims	479,226	527,901

Total policy reserves, deposit-type contracts and claim liabilities	$27,308,732	$28,790,607

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based upon the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method or Actuarial Guideline XXXVIII. Effective July 1, 2017, term insurance issued follows Valuation Manual section 20 (VM-20) reserve requirements.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Effective July 1, 2017, for substandard term insurance policies, per VM-20 requirements, the substandard rating is applied to the reserve mortality. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

As of December 31, 2019 and 2018, the Company had insurance in force aggregating $59,712,049 and $78,179,488, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the IID. The Company established policy reserves of $1,608,260 and $1,667,131 to cover these deficiencies as of December 31, 2019 and 2018, respectively.

Participating life insurance policies were issued by the Company in prior years which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted less than 0.05% of ordinary life insurance in force at December 31, 2019 and 2018.

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.25 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include GICs and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications of Insurance or Managed Care Contracts. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with VM-21. VM-21 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The VM-21 reserve calculation covers all variable annuity products. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of VM-21 is equal to the stochastic reserves plus the additional standard projection amount.

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Both the stochastic reserves and the standard projection are determined as the conditional tail expectation (CTE)-70 of the scenario reserves. To determine the CTE-70 values, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) and Society of Actuaries. The stochastic reserves uses prudent estimate assumptions based on Company experience, while the standard projection uses the assumptions prescribed in VM-21 for determining the additional standard projection amount.

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

At December 31, 2019 and 2018, the Company had no premium deficiency reserve related to accident and health policies.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2019
2019	$—	$276,850	$201,741	$75,109
2018 and prior	135,241	2,690	86,381	51,550

	135,241	$279,540	$288,122	126,659

Active life reserve	$632,180			$623,147

Total accident and health reserves	$767,421			$749,806

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2018
2018	$—	$308,983	$225,500	$83,483
2017 and prior	157,201	(21,859)	83,584	51,758

	157,201	$287,124	$309,084	135,241

Active life reserve	$657,543			$632,180

Total accident and health reserves	$814,744			$767,421

The change in the Company’s unpaid claims reserve was $2,690 and ($21,859) for the years ended December 31, 2019 and 2018, respectively, for health claims that were incurred prior to those balance sheets dates. The change in 2019 was in normal range. The change in 2018 resulted primarily from variances in the estimated frequency of claims and claim severity.

Activity in the liability for unpaid claims adjustment expense is summarized as follows:

	Liability Beginning of Year	Incurred	Paid	Liability End of Year
Year ended December 31, 2019
2019	$—	$17,934	$17,219	$715
2018 and prior	3,091	(1,017)	1,584	490

	$3,091	$16,917	$18,803	$1,205

Year ended December 31, 2018
2018	$—	$16,859	$14,951	$1,908
2017 and prior	3,279	(325)	1,771	1,183

	$ 3,279	$16,534	$ 16,722	$ 3,091

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2019.

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has been determined primarily by formula.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity, deposit fund and life products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on annuity and deposit fund products, by withdrawal characteristics, is summarized as follows:

	December 31 2019
Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$541,753	$561	$—	$542,314	1%
At book value less surrender charge of 5% or more	907,255	—	—	907,255	1
At fair value	3,842	—	49,151,231	49,155,073	80

Total with adjustment or at fair value	1,452,850	561	49,151,231	50,604,642	82
At book value without adjustment (minimal or no charge or adjustment)	7,800,086	—	—	7,800,086	13
Not subject to discretionary withdrawal provision	2,498,084	—	264,646	2,762,730	5

Total individual annuity reserves	11,751,020	561	49,415,877	61,167,458	100%

Less reinsurance ceded	2,833,026	—	—	2,833,026

Net individual annuities reserves	$8,917,994	$561	$49,415,877	$58,334,432

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	8	—	—	8

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	December 31 2019
Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,107,433	$18,568	$—	$1,126,001	3%
At book value less surrender charge of 5% or more	235	—	—	235	—
At fair value	—	—	29,101,801	29,101,801	84

Total with adjustment or at fair value	1,107,668	18,568	29,101,801	30,228,037	87
At book value without adjustment (minimal or no charge or adjustment)	2,475,633	—	—	2,475,633	7
Not subject to discretionary withdrawal provision	2,189,501	—	38,174	2,227,675	6

Total group annuities reserves	5,772,802	18,568	29,139,975	34,931,345	100%

Less reinsurance ceded	377,165	—	—	377,165

Net group annuities reserves	$5,395,637	$18,568	$29,139,975	$34,554,180

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

	December 31 2019
Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$4,789	$—	$—	$4,789	1%
At book value less surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	4,789	—	—	4,789	1
At book value without adjustment (minimal or no charge or adjustment)	775	—	—	775	—
Not subject to discretionary withdrawal provision	375,756	48,782	9,686	434,224	99

Total deposit-type contracts	381,320	48,782	9,686	439,788	100%

Less reinsurance ceded	8,666	—	—	8,666

Net deposit-type contracts	$372,654	$48,782	$9,686	$431,122

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$13,457,795
Exhibit 5, Supp contracts with life contingencies section, total (net)	636,920
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	591,570

Subtotal	14,686,285
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	78,311,341
Exhibit 3, Supp contracts with life contingencies section, total	263,640
Other contract deposit funds	58,468

Subtotal	78,633,449

Combined total	$93,319,734

	December 31 2018
Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$528,969	$1,279	$—	$530,248	1%
At book value less surrender charge of 5% or more	501,977	—	—	501,977	1
At fair value	97,877	—	44,202,566	44,300,443	77

Total with adjustment or at fair value	1,128,823	1,279	44,202,566	45,332,668	79
At book value without adjustment (minimal or no charge or adjustment)	8,701,240	—	—	8,701,240	15
Not subject to discretionary withdrawal provision	3,209,969	—	214,506	3,424,475	6

Total individual annuity reserves	13,040,032	1,279	44,417,072	57,458,383	100%

Less reinsurance ceded	2,819,439	—	—	2,819,439

Net individual annuity reserves	$10,220,593	$1,279	$44,417,072	$54,638,944

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	December 31 2018
Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$653,206	$25,742	$—	$678,948	2%
At book value less surrender charge of 5% or more	127	—	—	127	—
At fair value	—	—	25,390,084	25,390,084	82

Total with adjustment or at fair value	653,333	25,742	25,390,084	26,069,159	84
At book value without adjustment (minimal or no charge or adjustment)	2,543,431	—	—	2,543,431	8
Not subject to discretionary withdrawal provision	2,273,676	—	31,585	2,305,261	8

Total group annuity reserves	5,470,440	25,742	25,421,669	30,917,851	100%

Less reinsurance ceded	398,265	—	—	398,265

Net group annuity reserves	$5,072,175	$25,742	$25,421,669	$30,519,586

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

	December 31 2018
Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$4,718	$—	$—	$4,718	1%
At book value less surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	4,718	—	—	4,718	1
At book value without adjustment (minimal or no charge or adjustment)	761	—	—	761	—
Not subject to discretionary withdrawal provision	731,816	38,792	8,286	778,894	99

Total deposit-type contracts	737,295	38,792	8,286	784,373	100%

Less reinsurance ceded	8,174	—	—	8,174

Net deposit-type contracts	$729,121	$38,792	$8,286	$776,199

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	—	—	—	—

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Amount
Reconcililation to the Annual Statement:
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$14,401,938
Exhibit 5, Supp contracts with life contingencies section, total (net)	652,194
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	967,757

Subtotal	16,021,889
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	69,652,375
Exhibit 3, Supp contracts with life contingencies section, total	213,387
Other contract deposit funds	47,078

Subtotal	69,912,840

Combined total	$85,934,729

The amount of reserves on life products, by withdrawal characteristics, is summarized as follows:

	December 31 2019
	General Account			Separate Account—Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$127,240	$174,114	$294,514	$—	$—	$—
Universal life	8,928,502	8,652,284	12,290,308	—	—	—
Universal life with secondary guarantees	3,583,462	3,496,533	8,994,292	—	—	—
Indexed universal life with secondary guarantees	138,016	98,875	127,312	—	—	—
Other permanent cash value life insurance	272,553	1,009,143	1,542,059	—	—	—
Variable universal life	42,258	41,415	924,560	4,151,215	4,149,688	5,473,280
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	—	—	7,946,544	—	—	—
Accidental death benefits	—	—	36,530	—	—	—
Disability- active lives	—	—	31,521	—	—	—
Disability- disabled lives	—	—	55,431	—	—	—
Miscellaneous reserves	—	—	2,244,758	—	—	—

Total (gross)	13,092,031	13,472,364	34,487,829	4,151,215	4,149,688	5,473,280
Reinsurance ceded	4,155,647	4,155,691	23,015,518	—	—	—

Total (net)	$8,936,384	$9,316,673	$11,472,311	$4,151,215	$4,149,688	$5,473,280

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$10,549,729
Exhibit 5, Accidental death benefits section total (net)	8,050
Exhibit 5, Disability—active lives section, total (net)	7,441
Exhibit 5, Disability—disabled lives section, total (net)	38,391
Exhibit 5, Miscellaneous reserves section, total (net)	868,700

Subtotal	11,472,311
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	5,473,280

Subtotal	5,473,280

Combined total	$16,945,591

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	December 31 2018
	General Account			Separate Account—Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$119,933	$164,337	$278,907	$—	$—	$—
Universal life	8,754,568	8,450,724	12,226,647	—	—	—
Universal life with secondary guarantees	3,675,642	3,595,227	8,938,774	—	—	—
Indexed universal life with secondary guarantees	128,144	83,151	117,301	—	—	—
Other permanent cash value life insurance	262,629	1,033,222	1,574,909	—	—	—
Variable universal life	46,724	45,526	983,103	3,882,674	3,880,143	5,068,091
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	—	—	7,708,101	—	—	—
Accidental death benefits	—	—	37,849	—	—	—
Disability- active lives	—	—	32,726	—	—	—
Disability- disabled lives	—	—	57,672	—	—	—
Miscellaneous reserves	—	—	2,139,264	—	—	—

Total (gross)	12,987,640	13,372,187	34,095,253	3,882,674	3,880,143	5,068,091
Reinsurance ceded	4,106,880	4,106,881	22,536,273	—	—	—

Total (net)	$8,880,760	$9,265,306	$11,558,980	$3,882,674	$3,880,143	$5,068,091

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$10,812,154
Exhibit 5, Accidental death benefits section total (net)	7,954
Exhibit 5, Disability—active lives section, total (net)	8,226
Exhibit 5, Disability—disabled lives section, total (net)	40,261
Exhibit 5, Miscellaneous reserves section, total (net)	1,500,085

Subtotal	12,368,680
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	5,068,091

Subtotal	5,068,091

Combined total	$17,436,771

Separate Accounts

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2019, 2018 and 2017 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2019	$—	$—	$11,868	$8,778,459	$8,790,327

Reserves for separate accounts as of December 31, 2019 with assets at:
Fair value	$—	$49,425	$18,485	$83,386,230	$83,454,140
Amortized cost	—	652,587	—	—	652,587

Total as of December 31, 2019	$—	$702,012	$18,485	$83,386,230	$84,106,727

Reserves for separate accounts by withdrawal characteristics as of
December 31, 2019:
With fair value adjustment	$—	$19,128	$—	$—	$19,128
At fair value	—	—	—	83,073,724	83,073,724
At book value without fair value adjustment and with current surrender charge of less than 5%	—	652,587	—	—	652,587

Subtotal	—	671,715	—	83,073,724	83,745,439
Not subject to discretionary withdrawal	—	30,297	18,485	312,506	361,288

Total separate account reserve liabilities at December 31, 2019	$—	$702,012	$18,485	$83,386,230	$84,106,727

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2018	$—	$—	$11,732	$8,859,114	$8,870,846

Reserves for separate accounts as of December 31, 2018 with assets at:
Fair value	$—	$51,005	$14,808	$74,268,245	$74,334,058
Amortized cost	—	646,872	—	—	646,872

Total as of December 31, 2018	$—	$697,877	$14,808	$74,268,245	$74,980,930

By withdrawal characteristics:
Reserves for separate accounts by withdrawal characteristics as of
December 31, 2018:
With fair value adjustment	$—	$27,021	$—	$—	$27,021
At fair value	—	—	—	74,013,868	74,013,868
At book value without fair value adjustment and with current surrender charge of less than 5%	—	646,872	—	—	646,872

Subtotal	—	673,893	—	74,013,868	74,687,761
Not subject to discretionary withdrawal	—	23,984	14,808	254,377	293,169

Total separate account reserve liabilities at December 31, 2018	$—	$697,877	$14,808	$74,268,245	$74,980,930

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2017	$—	$80	$10,782	$8,536,011	$8,546,873

Reserves for separate accounts as of December 31, 2017 with assets at:
Fair value	$—	$57,965	$19,569	$83,794,485	$83,872,019
Amortized cost	—	633,003	—	—	633,003

Total as of December 31, 2017	$—	$690,968	$19,569	$83,794,485	$84,505,022

Reserves for separate accounts by withdrawal characteristics as of December 31, 2017:
With fair value adjustment	$—	$32,619$	—	$—	$32,619
At fair value	—	—	—	83,719,277	83,719,277
At book value without fair value adjustment and with current surrender charge of less than 5%	—	633,003	—	—	633,003

Subtotal	—	665,622	—	83,719,277	84,384,899
Not subject to discretionary withdrawal	—	25,346	19,569	75,208	120,123

Total separate account reserve liabilities at December 31, 2017	$—	$690,968	$19,569	$83,794,485	$84,505,022

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2019	2018	2017
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$9,249,559	$9,208,119	$8,751,721
Transfers from separate accounts	(12,987,554)	(13,130,804)	(11,815,503)

Net transfers from separate accounts	(3,737,995)	(3,922,685)	(3,063,782)
Miscellaneous reconciling adjustments	(130,622)	(152,560)	444,099

Net transfers as reported in the summary of operations of the life, accident and health annual statement	$(3,868,617)	$(4,075,245)	$(2,619,683)

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2019 and 2018, the Company’s separate account statement included legally insulated assets of $85,698,798 and $76,754,148, respectively. The assets legally insulated from general account claims at December 31, 2019 and 2018 are attributed to the following products:

	2019	2018
Group annuities	$27,466,046	$23,941,313
Variable annuities	52,062,801	46,955,172
Fixed universal life	684,149	695,569
Variable universal life	4,124,798	3,737,005
Variable life	1,338,413	1,409,360
Modified separate accounts	9,646	4,813
Registered market value annuity product—SPL	12,945	10,916

Total separate account assets	$85,698,798	$76,754,148

At December 31, 2019 and 2018, the Company held separate account assets not legally insulated from the general account in the amount of $21,891 and $29,244, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $542,322, $538,628, $525,773, $504,689, and $456,558, to the general account in 2019, 2018, 2017, 2016, and 2015, respectively. During the years ended December 31, 2019, 2018, 2017, 2016, and 2015 the general account of the Company had paid $73,992, $68,367, $69,207, $103,800, and $250,471 respectively, toward separate account guarantees.

At December 31, 2019 and 2018, the Company reported guaranteed separate account assets at amortized cost in the amount of $653,181 and $643,109, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $719,048 and $679,964 at December 31, 2019 and 2018, respectively, which would have resulted in an unrealized gain of $65,867 and $36,855, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

8. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2019	2018	2017
Direct premiums	$14,573,402	$13,848,720	$13,209,093
Reinsurance assumed—non affiliates	1,225,065	1,268,615	1,351,628
Reinsurance assumed—affiliates	106,627	125,367	325,332
Reinsurance ceded—non affiliates	(2,436,179)	(3,044,184)	(15,104,247)
Reinsurance ceded—affiliates	(1,322,809)	(1,385,000)	(3,295,974)

Net premiums earned	$12,146,106	$10,813,518	$(3,514,168)

The Company received reinsurance recoveries in the amount of $3,943,015, $3,729,097 and $3,736,461, during 2019, 2018 and 2017, respectively. At December 31, 2019 and 2018, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $1,146,686 and $1,061,987. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2019 and 2018 of $42,515,411 and $42,224,573, respectively, of which $21,356,465 and $20,685,636 were ceded to affiliates.

During 2019, 2018 and 2017, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $219,496 ($142,972 after tax), $514,911 ($335,855 after tax) and $90,556 ($62,716 after tax), respectively.

During 2019, 2018 and 2017, the Company obtained letters of credit of $26,675, $56,994 and $55,017, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

Effective January 1, 2019, the Company recaptured term insurance business of a reinsurance treaty with an affiliate, LIICA Re II, Inc. The universal life with secondary guarantees remained reinsured under the treaty. The Company received cash of $15,079, recaptured $67,590 in policyholder reserves, $371 of claim reserves, and net due, deferred and advance premiums of $2,279. The transaction resulted in a pre-tax loss of $50,603, which has been included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to LIICA Re II in the amount of $13,826 with a corresponding charge to unassigned surplus.

In January 2018, Scottish Re Group (SRUS) announced a sale and restructuring plan and commenced Chapter 11 (reorganization) procedures for some of its subsidiaries. In December 2018, the Delaware Department of Insurance began oversight procedures of Scottish Re (U.S.), Inc. (SRUS), with whom the Company is a counterparty for some of its reinsurance activities. SRUS was ordered into receivership for the purposes of rehabilitation on March 6, 2019. The IID suspended the certificate of authority for SRUS on May 16, 2019. The IID has continued to allow reinsurance credit for contracts in force as of May 16, 2019. At December 31, 2019, the Company’s reserves ceded to Scottish Re Group were $102,181. The receiver currently has committed to the court it will provide a rehabilitation plan or a recommendation to move to liquidation in 2020.

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Effective October 1, 2018, the Company recaptured credit insurance business from an affiliate, Ironwood Re Corp. The Company released $1,812 in funds withheld liability, recaptured $2,430 of policyholder reserves and $426 of claim reserves. The transaction resulted in a pre-tax loss of $1,044 which has been included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to Ironwood in the amount of $1,262 ($821 after-tax) with a corresponding charge to unassigned surplus.

Effective October 1, 2018, an affiliate, Transamerica Premier Life Insurance Company (TPLIC) recaptured group health insurance business from the Company. The Company paid consideration of $33,799 and released $13,767 of policyholder reserves, $980 of unearned premium reserve and $7,366 of claim reserves. The transaction resulted in a pre-tax loss of $11,686 which has been included in the Statements of Operations.

Effective July 1, 2018, the Company recaptured term insurance business from an affiliate, Stonebridge Reinsurance Company. The Company received cash of $137,447, recaptured $680,477 in policyholder reserves, $28,815 in claim reserves, net due premiums and commissions of $11,764 and $10,560 in interest maintenance reserve liability. The transaction resulted in a pre-tax loss of $570,641 which was included in the Statements of Operations. In addition, as a result of this transaction, amounts previously deferred to surplus under SSAP No. 61R, were released resulting in an increase to earnings, net of tax, of $184,144.

Effective July 1, 2018, the Company entered into a reinsurance agreement to cede an in force block of term insurance business to SCOR Global Life Americas. The Company paid consideration of $260,000, ceded $674,799 in policyholder reserves, $27,884 in claim reserves, $8,289 in due premium (net of commissions), and $13,229 in interest maintenance reserves liability. The transaction resulted in a pre-tax gain of $447,623 which will be identified separately on the insurer’s statutory financial statement as a surplus item. Recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured.

Effective June 29, 2018, the Company and Wilton Re U. S. Holdings, Inc. (Wilton Re) entered into an agreement as to the “Final Net Settlement Statements and Other Matters” (NSS) associated with the reinsurance agreement between the two companies that was effective April 1, 2017. This agreement related to the reinsurance of the payout annuity and BOLI/COLI business to Wilton Re. As a result of the mutual concessions between the parties, Wilton Re will pay the Company $47,221. In addition, the Company released a reinsurance receivable in the amount of $3,234 related to the initial proposed final NSS that was used for closing. The net pretax impact to Capital and Surplus of these adjustments was $43,986.

Effective June 29, 2018, the Company and Wilton Re agreed to Amendment No. 1 to the Reinsurance Agreement dated June 28, 2017. This amendment converted risks that were ceded on a modified coinsurance basis to a coinsurance basis by reducing the amount of reinsurance ceded in the NSS and reducing the modco reserves ceded. At the close of the original transaction,

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

the Company offset the reserve ceded related to a modified separate account contract. Within the amendment to the Master Transaction Agreement, the Company agrees to pay Wilton Re an amount in cash equal to $95,386, which will be offset in full against an equivalent balance of other amounts due and payable to the Company, such that no cash or other assets shall be required to be transferred by the Parties.

Effective December 1, 2017, the Company entered into an agreement with TPLIC, an affiliate, to convert the modified coinsurance agreement to coinsurance and funds withheld. As a result, TLIC transferred cash and invested assets to TPLIC. Assets that were not able to be transferred were retained in a FWH portfolio by TLIC until they mature, are sold or can be transferred. The Company transferred cash and invested assets with a market value of $6,487,360 to TPLIC. The reserves of $4,543,045 and claim reserves of $199,940 net of due and advance premium of $5,815 previously held on a modco basis were transferred to TPLIC. As a result of the transaction $18,642 existing IMR and $1,125,506 newly created IMR ($1,731,547 pre-tax gains) was released and transferred to TPLIC. The transaction results in a pre-tax loss of $606,042 which has been included in the Statements of Operations. Realized gains on the sale of assets supporting the business resulted in gains that offset the impact of the pre-tax loss related to the transaction. The Company ceded modified coinsurance reserves of $4,536,010 as of December 31, 2016 for certain stand-alone long-term care policies under the indemnity reinsurance agreement with TPLIC.

Effective October 1, 2017, the Company recaptured credit life business from an affiliate, Southwest Equity Life Insurance Company. Subsequently, the mortgage life and disability insurance business was recaptured from the Company by TPLIC.

Effective October 1, 2017, the Company recaptured term insurance business from an affiliate, Transamerica International Reinsurance (Bermuda) Ltd. The Company received cash of $346,458, recaptured $1,260,767 in policyholder reserves, $35,798 claim reserves, $3,502 commissions payable and $26,595 due premium. The transaction results in a pre-tax loss of $927,014 which has been included in the Statements of Operations. The Company subsequently entered into an agreement with SCOR Global Life Americas to assume business related to this recapture at the same consideration. The gain related to this reinsurance agreement was deferred to surplus. The combination of the transaction results in no impact to the surplus of the Company.

Effective October 1, 2017, the Company recaptured term insurance business from an affiliate, LIICA Re I. The Company received cash of $113,953, recaptured $724,596 in policyholder reserves, $19,768 claim reserves and $11,124 in interest maintenance reserve liability. The transaction results in a pre-tax loss of $641,535 which has been included in the Statements of Operations. The Company subsequently entered into an agreement with SCOR Global Life Americas to assume business related to this recapture.

Effective October 1, 2017, the Company recaptured certain term insurance business from an affiliate, Transamerica Pacific Insurance Company (TPIC). The Company received cash of $1,902 and recaptured $17,310 in policyholder reserves, $2,897 claim reserves and $325 due premium (net of commission). The transaction results in a pre-tax loss of $17,980 which has been included in the Statements of Operations. The Company subsequently entered into an agreement with SCOR Global Life Americas to assume business related to this recapture.

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Effective October 1, 2017, the Company novated the reinsurance agreement between TPIC and Transamerica International Re (Bermuda) Ltd. No cash or invested asset or net reserves were transferred as a result of this novation. The transaction results in no pre-tax gain or loss.

Subsequently effective October 1, 2017, the Company entered into a reinsurance agreement to cede an in force block of term insurance business to SCOR Global Life Americas. The Company accrued to a funds withheld payable of $314,000 ceding $737,678 in policyholder reserves, $21,886 claim reserves, $10,958 due premium (net of commissions), offset by a reinsurance recoverable of $6,000 receivable and $11,124 in interest maintenance reserves liability. The transaction results in a pre-tax gain of $451,730 which has been identified separately on the insurer’s statutory financial statement as a surplus item and recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured. The funds withheld balance was paid to SCOR Global Life Americas on December 29, 2017.

On June 28, 2017, Transamerica completed a transaction to reinsure its payout annuity business and Bank Owned Life Insurance/Corporate Owned Life Insurance business (BOLI/COLI). Under the terms of the Master Agreement, the Company entered into a 100% coinsurance (general account liabilities)/100% modified coinsurance (separate account liabilities) reinsurance agreement with Wilton Reassurance Company, with an effective date of April 1, 2017. The Company transferred assets in the amount of $8,312,263, which included a negative ceding commission of $112,183, and released policy and deposit-type reserves of $7,186,330 and reinsurance deposit, policy loans and other balances related to the business of $191,144. Modified coinsurance separate account reserves of $3,695,331 were retained by the Company. As a part of the transaction, the Company realized $972,360 in net gains on the assets that were transferred of which $627,872 were deferred to IMR. The IMR liability simultaneously was released along with historical deferrals associated with the blocks of business in the amount of $921,322, resulting in a pretax loss of $51,266, which has been included in the Statements of Operations.

Effective January 1, 2017, three affiliated reinsurance treaties with TLB were amended to include the cession of all business with secondary guarantee universal life (SGUL) issued or novated by the Company. The Company increased cessions from 80 to 100% coinsurance and increased the expense allowance by fifteen basis points of account value on all business ceded based on the end of the period account value. As consideration for the cessions, the Company received cash and invested assets of $206,742, equal to the additional U.S. statutory reserves, resulting in no gain or loss on the transaction.

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

9. Income Taxes

The net deferred income tax asset at December 31, 2019 and 2018 and the change from the prior year are comprised of the following components:

	December 31, 2019
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,422,652	$101,290	$1,523,942
Statutory Valuation Allowance Adjustment	13,747	—	13,747

Adjusted Gross Deferred Tax Assets	1,408,905	101,290	1,510,195
Deferred Tax Assets Nonadmitted	—	—	—

Subtotal (Net Deferred Tax Assets)	1,408,905	101,290	1,510,195
Deferred Tax Liabilities	843,226	191,611	1,034,837

Net Admitted Deferred Tax Assets	$565,679	$(90,321)	$475,358

	December 31, 2018
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,618,151	$132,884	$1,751,035
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	1,618,151	132,884	1,751,035
Deferred Tax Assets Nonadmitted	96,652	—	96,652

Subtotal (Net Deferred Tax Assets)	1,521,499	132,884	1,654,383
Deferred Tax Liabilities	816,662	210,082	1,026,744

Net Admitted Deferred Tax Assets	$704,837	$(77,198)	$627,639

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$(195,499)	$(31,594)	$(227,093)
Statutory Valuation Allowance Adjustment	13,747	—	13,747

Adjusted Gross Deferred Tax Assets	(209,246)	(31,594)	(240,840)
Deferred Tax Assets Nonadmitted	(96,652)	—	(96,652)

Subtotal (Net Deferred Tax Assets)	(112,594)	(31,594)	(144,188)
Deferred Tax Liabilities	26,564	(18,471)	8,093

Net Admitted Deferred Tax Assets	$(139,158)	$(13,123)	$(152,281)

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2019	2018	Change
Deferred Tax Assets:
Ordinary
Policyholder reserves	$486,010	$601,605	$(115,595)
Investments	328,516	295,047	33,469
Deferred acquisition costs	255,732	225,485	30,247
Policyholder dividends accrual	1,914	1,232	682
Fixed assets	4,933	17,844	(12,911)
Compensation and benefits accrual	19,346	21,148	(1,802)
Receivables—nonadmitted	11,594	13,038	(1,444)
Tax credit carry-forward	259,638	349,547	(89,909)
Other (including items <5% of total ordinary tax assets)	54,969	93,205	(38,236)

Subtotal	1,422,652	1,618,151	(195,499)
Statutory valuation allowance adjustment	13,747	—	13,747
Nonadmitted	—	96,652	(96,652)

Admitted ordinary deferred tax assets	1,408,905	1,521,499	(112,594)
Capital:
Investments	101,290	132,884	(31,594)

Subtotal	101,290	132,884	(31,594)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	—	—

Admitted capital deferred tax assets	101,290	132,884	(31,594)

Admitted deferred tax assets	$1,510,195	$1,654,383	$(144,188)

	Year Ended December 31
	2019	2018	Change
Deferred Tax Liabilities:
Ordinary
Investments	$657,801	$602,167	$55,634
Policyholder reserves	185,248	177,087	8,161
Other (including items <5% of total ordinary tax liabilities)	177	37,408	(37,231)
Subtotal	843,226	816,662	26,564

Capital
Investments	191,611	210,082	(18,471)

Subtotal	191,611	210,082	(18,471)

Deferred tax liabilities	1,034,837	1,026,744	8,093

Net deferred tax assets/liabilities	$475,358	$627,639	$(152,281)

As a result of the 2017 Tax Cuts and Jobs Act (TCJA), the Company’s tax reserve deductible temporary difference increased by $49,757. This change results in an offsetting ($49,757) taxable temporary difference that will be amortized into taxable income evenly over the eight years subsequent to 2017. The remaining amortizable balance is included within the Policyholder Reserves line items above.

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2019, the Company recorded a tax valuation allowance of $13,747 for deferred tax assets related to its foreign tax credit carryover. Due to the TCJA reduction in the U.S. Federal tax rate, Management no longer believes it is more likely than not that the Company will realize the benefit of its foreign tax credit carryover. The ultimate realization of this deferred tax asset depends on generation of sufficient future foreign source taxable income before the foreign tax credit carryover expires in 2027. Management considers the projected foreign source taxable income, credit expirations and tax planning strategies in making the assessment.

As discussed in Note 2, for the years ended December 31, 2019 and 2018 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2019
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	557,252	31,779	589,031
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	557,252	31,779	589,031
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	907,922
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	851,653	69,511	921,164

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$1,408,905	$101,290	$1,510,195

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

		December 31, 2018
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	596,212	34,054	630,266
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	596,212	34,054	630,266
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	847,469
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	925,287	98,830	1,024,117

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$1,521,499	$132,884	$1,654,383

		Change
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	(38,960)	(2,275)	(41,235)
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	(38,960)	(2,275)	(41,235)
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	60,453
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	(73,634)	(29,319)	(102,953)

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$(112,594)	$(31,594)	$(144,188)

	December 31
	2019	2018	Change
Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	848%	818%	30%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 Above	$6,052,812	$5,649,795	$403,017

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The impact of tax planning strategies at December 31, 2019 and 2018 was as follows:

	December 31, 2019
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	1%	0%	1%

	December 31, 2018
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	2%	24%	4%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2019	2018	Change
Current Income Tax
Federal	$(77,933)	$(63,062)	$(14,871)
Foreign	—	—	—

Subtotal	(77,933)	(63,062)	(14,871)
Federal income tax on net capital gains	43,047	(4,006)	47,053

Federal and foreign income taxes incurred	$(34,886)	$(67,068)	$32,182

	Year Ended December 31
	2018	2017	Change
Current Income Tax
Federal	$(63,062)	$(1,035,137)	$972,075
Foreign	—	31	(31)

Subtotal	(63,062)	(1,035,106)	972,044
Federal income tax on net capital gains	(4,006)	197,937	(201,943)

Federal and foreign income taxes incurred	$(67,068)	$(837,169)	$770,101

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2019	2018	2017
Current income taxes incurred	$(34,886)	$(67,068)	$(837,169)
Change in deferred income taxes (without tax on unrealized gains and losses)	164,812	(164,466)	956,486

Total income tax reported	$129,926	$(231,534)	$119,317

Income before taxes	$3,306,846	$(1,613,658)	$1,674,439
	21.00%	21.00%	35.00%

Expected income tax expense (benefit) at statutory rate	$694,438	$(338,868)	$586,054
Increase (decrease) in actual tax reported resulting from:
Pre-tax income of disregarded subsidiaries	$22,600	$13,405	$343,013
Dividends received deduction	(58,418)	(51,477)	(233,578)
Tax-exempt income	(9,681)	(2,455)	(3,063)
Nondeductible expenses	5,058	5,176	64,514
Pre-tax items reported net of tax	(39,457)	(9,892)	(712,769)
Tax credits	(29,037)	(52,239)	(54,076)
Prior period tax return adjustment	10,746	10,586	(5,969)
Change in statutory valuation allowance	13,747	(2,432)	(11,576)
Change in tax rates	—	—	18,760
Change in uncertain tax positions	(241)	3,104	3,668
Deferred tax change on other items in surplus	(480,743)	207,024	140,162
Other	914	(13,466)	(15,823)

Total income tax reported	$129,926	$(231,534)	$119,317

On December 22, 2017, the TCJA reduced the federal tax rate to 21%. As a result, the Company reduced its net deferred tax asset balance by $18,760, excluding $42,500 of net deferred tax asset reduction on unrealized gains (losses) in the 2017 financial statements.

The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC’s Staff Accounting Bulletin No. 118 (SAB 118), as adopted by NAIC SAPWG INT 18-01. SAB 118 provides guidance on accounting for the effects of U.S. tax reform where the Company’s determinations are incomplete but the Company can determine a reasonable estimate. The TCJA related disclosures and figures in the 2018 financials represent final impacts with no estimated figures remaining.

The Company’s federal income tax return is consolidated with other included affiliated companies. Please see the listing of companies in Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2019.

The amounts, origination dates and expiration dates of operating loss and tax credit carryforwards available for tax purposes:

Description	Amounts	Origination Dates	Expiration Dates
Foreign Tax Credit	$13,747	12/31/2017	12/31/2027

Foreign Tax Credit Total	$13,747

General Business Credit	$29,094	12/31/2009	12/31/2029
General Business Credit	51,443	12/31/2010	12/31/2030
General Business Credit	46,730	12/31/2011	12/31/2031
General Business Credit	30,962	12/31/2012	12/31/2032
General Business Credit	24,765	12/31/2013	12/31/2033
General Business Credit	20,930	12/31/2014	12/31/2034
General Business Credit	18,131	12/31/2015	12/31/2035
General Business Credit	2,935	12/31/2016	12/31/2036
General Business Credit	5,189	12/31/2017	12/31/2037
General Business Credit	5,280	12/31/2018	12/31/2038
General Business Credit	10,431	12/31/2019	12/31/2039

General Business Credit Total	$245,890

Gross AMT Credit Recognized as:

(1) Gross AMT credit recognized as:
a. Current year recoverable	$14,515
b. Deferred tax asset (DTA)	—
(2) Beginning balance of AMT credit carryforward	14,515
(3) Amounts recovered	14,515
(4) Adjustments	—

(5) Ending balance of AMT credit carryforward (5=2-3-4)	—
(6) Reduction for sequestration	—
(7) Nonadmitted by reporting entity	—

(8) Reporting entity ending balance (8=5-6-7)	$—

The Company elected to account for its alternative minimum tax credit carryforward as a deferred tax asset.

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The total amount of the unrecognized tax benefits that if recognized, would affect the effective income tax rate:

Unrecognized Tax Benefits
Balance at January 1, 2018	$15,486
Tax positions taken during prior period	3,105

Balance at December 31, 2018	$18,591
Tax positions taken during prior period	(241)

Balance at December 31, 2019	$18,350

The Company classifies interest and penalties related to income taxes as income tax expense. The amount of interest and penalties accrued on the balance sheets as income taxes includes the following:

			Total payable
	Interest	Penalties	(receivable)
Balance at January 1, 2017	$11,926	$—	$11,926
Interest expense (benefit)	(5,815)	—	(5,815)
Cash received (paid)	(9,212)	—	(9,212)

Balance at December 31, 2017	$(3,101)	$—	$(3,101)
Interest expense (benefit)	2,727	—	2,727
Cash received (paid)	1,810	—	1,810

Balance at December 31, 2018	$1,436	$—	$1,436
Interest expense (benefit)	5,709	—	5,709

Balance at December 31, 2019	$7,145	$—	$7,145

The Company has no federal income tax returns currently under examination. The Internal Revenue Service completed its examination for years 2009 through 2013 resulting in tax return adjustments for which an appeals conference was requested. Federal income tax returns filed in 2014 through 2018 remain open, subject to potential future examination. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

10. Capital and Surplus

The Company had authorized 1,000,000 common stock shares at $10 per share par value of which 676,190 shares were issued and outstanding at December 31, 2019 and 2018.

The Company has 42,500 Series A preferred shares authorized, 0 shares issued and outstanding. On December 26, 2006, the Company repurchased its Series A preferred shares for $58,000. The Company previously reported 42,500 shares of Series A preferred stock outstanding at $10 par, carried as treasury stock. It has been determined that these shares were cancelled by operation of law as they were not stipulated by the Board of Directors to be treasury shares at the time they were repurchased. The cancellation and removal of the preferred stock had no impact to Capital and Surplus of the Company. The Company also has 250,000 Series B preferred non-voting shares authorized at $10 per share par value, of which 0 shares were issued and outstanding at December 31, 2019. The Company paid its parent company to redeem the Series B non-voting preferred stock at par value on the following dates: December 13, 2018: 55,930 shares for $559; December 27, 2017: 29,787 shares for $297 and December 22, 2016: 31,437 shares for $314.

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2020, without the prior approval of insurance regulatory authorities, is $3,053,498.

On December 20, 2019, the Company paid extraordinary common stock dividends of $725,000 to its parent company.

On June 21, 2019, the Company paid an extraordinary dividend of $400,000 split between a return of capital of $250,000 to its parent company and paid off the remaining balance of a surplus note of $150,000 to Transamerica Corporation (TA Corp).

On December 31, 2018, the Company provided a non-cash distribution of the Pension Plan for U.S. Agents of TLIC asset valued at $60,347 to its parent company in order to facilitate the approved plan merger of the Pension Plan for U.S. Agents of TLIC maintained by the Company into the Transamerica Employee Pension Plan maintained by TA Corp.

The Company paid an extraordinary preferred stock dividend and an extraordinary common stock dividend of $16,732 and $47,488, respectively, to its parent company on December 13, 2018.

The Company provided cash returns of capital to its parent company in the amount of $558,740 on December 13, 2018.

The Company paid an ordinary preferred stock dividend and an ordinary common stock dividend of $16,920 and $283,080, respectively, to its parent company on June 29, 2018.

Prior to the merger, TALIC paid an ordinary dividend of $200,000 to its parent company, TA Corp, on April 20, 2018.

On December 31, 2019, the Company received ordinary common stock dividends of $100,000 from TLIC Oakbrook Reinsurance, Inc. (TORI).

On December 20, 2019, the Company received $99,982 from Transamerica Financial Life Insurance Company (TFLIC) as consideration for repurchase of 821 of the Company’s common stock shares in TFLIC at $125 par value. These shares were subsequently cancelled by operation of law.

On December 17, 2019, the Company received a $28,220 common stock dividend from Transamerica Life (Bermuda) Ltd. (TLB).

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

On June 21, 2019, the Company received an ordinary common stock dividend of $9,075 from its affiliate, TFLIC.

On March 29, 2019, the Company received ordinary common stock dividend of $60,000 from LIICA Re II, Inc.

The Company received ordinary common stock dividends from TFLIC in the amount of $12,105 on June 29, 2018. On December 13, 2018, the Company received preferred stock dividends of $430 from TFLIC.

On December 18, 2018, the Company received common stock dividends of $23,520 from its subsidiary TLB.

On December 13, 2018, the Company received $7,162 from TFLIC as a redemption of preferred stock.

On August 6, 2018, the Company received a common stock dividend in the amount of $140,000 from Stonebridge Reinsurance Company (SRC) prior to its merger with LIICA Re II, Inc.

On December 31, 2018, the Company made a non-cash capital contribution in the amount of $1,971 to REAP 3A.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on various risk factors. At December 31, 2019, the Company meets the minimum RBC requirements.

The Company’s surplus notes are held by TA Corp. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the IID prior to paying quarterly interest payments.

On June 21, 2019, the Company repaid in full its $150,000 surplus note with TA Corp. The Company received approval from the IID prior to its repayment of the surplus note as well as prior to making quarterly interest payments.

Additional information related to the outstanding surplus notes at December 31, 2019 and 2018 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2019	$—	$4,275	$148,275	$—
2018	$150,000	$9,000	$144,000	$2,250

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

11. Securities Lending

The Company participates in an agent-managed securities lending program in which the Company primarily loans out US Treasuries and other bonds. The Company receives collateral equal to 102% of the fair value of the loaned government or other domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2019 and 2018, respectively, securities with a fair value of $1,121,274 and $1,791,674 were on loan under securities lending agreements. At December 31, 2019 and 2018, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $1,246,827 and $1,835,122 at December 31, 2019 and 2018, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value
	2019	2018
Open	$1,246,827	$1,842,557

Total	1,246,827	1,842,557
Securities received	—	—

Total collateral received	$1,246,827	$1,842,557

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The maturity dates of the reinvested securities lending collateral are as follows:

	2019		2018
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$43,483	$43,483	$245,460	$245,460
30 days or less	342,947	342,947	478,305	478,305
31 to 60 days	509,716	509,716	335,517	335,517
61 to 90 days	124,351	124,351	190,847	190,847
91 to 120 days	121,552	121,552	329,816	329,816
121 to 180 days	104,778	104,778	251,440	251,440
1 to 2 years	—	—	417	417
2 to 3 years	—	—	935	935
Greater than 3 years	—	—	2,385	2,385

Total	1,246,827	1,246,827	1,835,122	1,835,122
Securities received	—	—	—	—

Total collateral reinvested	$1,246,827	$1,246,827	$1,835,122	$1,835,122

Collateral for securities lending transactions that extend beyond one year from the report date is as follows:

Description of collateral	2019	2018
ABS Autos	$—	$1,352
ABS Credit Cards	—	2,385

Total collateral extending beyond one year of the reporting date	$—	$3,737

For securities lending, the Company’s source of cash used to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $1,248,011 (fair value of $1,246,827) that are currently tradable securities that could be sold and used to pay for the $1,246,827 in collateral calls that could come due under a worst-case scenario.

12. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Code (IRC). Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Benefits expense of $11,926, $12,769 and $13,133 was allocated to the Company for the years ended December 31, 2019, 2018 and 2017 respectively.

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of ERISA.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the IRC.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the qualified defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP No. 102, Pensions. Pension expenses were $23,904, $23,481 and $30,676 for the years ended December 31, 2019, 2018 and 2017, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP No. 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of postretirement expenses was $5,037, $5,027 and $7,332 for the years ended December 31, 2019, 2018 and 2017, respectively.

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2019, 2018 and 2017 was insignificant.

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

13. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a shared services and cost sharing agreement among and between the Transamerica companies, under which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also party to a service agreement with TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, LLC whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The amount received by the Company as a result of being a party to these agreements was $920,368, $894,440 and $1,117,864 during 2019, 2018 and 2017, respectively. The amount paid as a result of being a party to these agreements was $559,946, $596,861 and $826,172 during 2019, 2018 and 2017, respectively. Fees charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the Transamerica Series Trust. The Company received $130,182, $138,490 and $150,063 for these services during 2019, 2018 and 2017, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $50,537, $40,865 and $37,060 for the years ended December 31, 2019, 2018 and 2017, respectively.

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2019, 2018 and 2017, the Company received (paid) net interest of ($1,760), ($476) and ($869) from (to) affiliates, respectively. At December 31, 2019 and 2018, respectively, the Company reported net payables from affiliates of $29,972 and $44,462. Terms of settlement require that these amounts are settled within 60 days.

At December 31, 2019, the Company had short-term intercompany notes receivable of $240,300 as follows. In accordance with SSAP No. 25, Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
TA Corp	$77,700	September 4, 2020	2.04%
TA Corp	1,400	September 5, 2020	2.04%
TA Corp	43,700	September 19, 2020	2.04%
TA Corp	49,000	October 21, 2020	1.92%
TA Corp	43,500	December 26, 2020	1.61%
TA Corp	25,000	December 29, 2020	1.61%

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2018, the Company had short-term intercompany notes receivable of $261,000.

Receivable from	Amount	Due By	Interest Rate
TA Corp	$220,500	December 13, 2019	2.31%
TA Corp	40,500	December 21, 2019	2.31%

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate, TPLIC. At December 31, 2019 and 2018, the cash surrender value of these policies was $182,753 and $179,004, respectively, and is included in Other assets on the balance sheets. In addition, the Company also issued life insurance policies to an affiliate, TPLIC, covering the lives of certain employees of that affiliate. Aggregate reserves for policies and contracts related to these policies are $170,124 and $167,126 at December 31, 2019 and 2018, respectively, and is included in Aggregate reserves for policies and contracts on the Balance Sheets.

The Company utilizes the look-through approach in valuing its investment in the following entities.

Real Estate Alternatives Portfolio 2, LLC	$22,345
Real Estate Alternatives Portfolio 3, LLC	$18,419
Real Estate Alternatives Portfolio 4 HR, LLC	$95,091
Real Estate Alternatives Portfolio 4 MR, LLC	$6,085
Aegon Multi-Family Equity Fund, LLC	$55,911
Aegon Workforce Housing Fund 2, L.P.	$154,601
Aegon Workforce Housing Fund 3, L.P.	$12,477
Natural Resources Alternatives Portfolio I, LLC	$170,193
Natural Resources Alternatives Portfolio II, LLC	$1
Natural Resources Alternatives Portfolio 3, LLC	$125,161
Zero Beta Fund, LLC	$257,897

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

Effective December 31, 2017, the Company received a liquidating distribution from Investors Warranty of America, LLC (IWA), a wholly owned limited liability company reported using the equity method outlined in SSAP No. 48, fully redeeming the Company’s membership interest therein. The Company received $176,999 cash, $57,050 directly held real estate, $17,602 real estate LLC membership, $4,328 intercompany receivable, and $2,684 tax refund receivable in redemption of the Company’s equity method basis in IWA. The transaction resulted in a pre-tax realized loss of $39,953 reported on the Statements of Operations which is offset by a pre-tax $40,097 unrealized loss reduction that is reported on the Statement of Changes in Capital and Surplus.

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following tables shows the disclosures for all SCA investments, except 8bi entities, and balance sheet value (admitted and nonadmitted) as of December 31, 2019 and 2018:

December 31, 2019
SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	—%	$—	$—	$—

Total SSAP No. 97 8a Entities	XXX	$—	$—	$—

SSAP No. 97 8b(ii) Entities
None	—%	$—	$—	$—

Total SSAP No. 97 8b(ii) Entities	XXX	$—	$—	$—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	54%	$12,963	$12,963	$—
GARNET ASSURANCE CORP	100	—	—	—
LIFE INVESTORS ALLIANCE LLC	100	—	—	—
ASIA INVESTMENT HOLDING LTD	100	—	—	—
AEGON FINANCIAL SERVICES GROUP	100	—	—	—
GARNET ASSURANCE CORP III	100	—	—	—

Total SSAP No. 97 8b(iii) Entities	XXX	$12,963	$12,963	$—

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	94%	$1,261,461	$1,261,461	$—

Total SSAP No. 97 8b(iv) Entities	XXX	$1,261,461	$1,261,461	$—

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$1,274,424	$1,274,424	$—

Aggregate Total	XXX	$1,274,424	$1,274,424	$—

December 31, 2018
SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	—%	$—	$—	$—

Total SSAP No. 97 8a Entities	XXX	$—	$—	$—

SSAP No. 97 8b(ii) Entities
None	—%	$—	$—	$—

Total SSAP No. 97 8b(ii) Entities	XXX	$—	$—	$—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	54%	$22,419	$22,419	$—
GARNET ASSURANCE CORP	100	—	—	—
LIFE INVESTORS ALLIANCE LLC	100	—	—	—
AEGON FINANCIAL SERVICES GROUP	100	—	—	—
GARNET ASSURANCE CORP III	100	—	—	—

Total SSAP No. 97 8b(iii) Entities	XXX	$22,419	$22,419	$—

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	94%	$1,000,646	$1,000,646	$—

Total SSAP No. 97 8b(iv) Entities	XXX	$1,000,646	$1,000,646	$—

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$1,023,065	$1,023,065	$—

Aggregate Total	XXX	$1,023,065	$1,023,065	$—

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following table shows the NAIC responses for the SCA filings (except 8bi entities):

December 31, 2019
SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
None			$—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	10/31/2019	$20,940	Y	N	I
GARNET ASSURANCE CORP	NA	—	—	—	—	I
LIFE INVESTORS ALLIANCE LLC	NA	—	—	—	—	I
ASIA INVESTMENT HOLDING LTD	NA	—	—	—	—	I
AEGON FINANCIAL SERVICES GROUP	NA	—	—	—	—	I
GARNET ASSURANCE CORP III	NA	—	—	—	—	I

Total SSAP No. 97 8b(iii) Entities	—	—	$20,940	—	—	—

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	S2	1/21/2020	$608,633	Y	N	I

Total SSAP No. 97 8b(iv) Entities	—	—	$608,633	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$629,573	—	—	—

Aggregate Total	—	—	$629,573	—	—	—

*	S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing
**	I – Immaterial or M – Material
(1)	NAIC Valuation Amount is as of the Filing Date to the NAIC

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2018
SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
None			$—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/21/2018	$16,471	Y	N	I
GARNET ASSURANCE CORP	NA	—	—	Y	N	I
LIFE INVESTORS ALLIANCE LLC	NA	—	—	Y	N	I
AEGON FINANCIAL SERVICES GROUP	NA	—	—	Y	N	I
GARNET ASSURANCE CORP III	NA	—	—	N	N	I

Total SSAP No. 97 8b(iii) Entities	—	—	$16,471	—	—	—

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	S2	10/8/2018	$815,587	N	N	I

Total SSAP No. 97 8b(iv) Entities	—	—	$815,587	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$832,058	—	—	—

Aggregate Total	—	—	$832,058	—	—	—

*	S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing
**	I – Immaterial or M – Material
(1)	NAIC Valuation Amount is as of the Filing Date to the NAIC

The Company reports an investment in the following insurance SCAs for which the reported statutory equity reflects a departure from NAIC SAP. Each of the insurance SCAs listed in the table below reflects an admitted asset, equal to the value of the letter of credit provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

LIICA Re II, Inc.	Excess of loss reinsurance asset
Pine Falls Re (PFRe)	Letter of credit
MLIC Re I, Inc. (MLIC Re)	Letter of credit

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company has two Limited Purpose Subsidiaries (LPS) with prescribed practices whereby under Iowa Administrative Code 191-99.11(3), the LPS are entitled to admit the following assets that would not be admissible under the NAIC SAP:

TLIC Oakbrook Reinsurance, Inc. (TORI)	Credit linked note
TLIC Watertree Reinsurance, Inc. (TWRI)	Excess of loss reinsurance asset

The monetary effect on net income and surplus as a result of using an accounting practice that differed from NAIC SAP, the amount of the investment in the insurance SCA per reported statutory equity, and amount of the investment if the insurance SCA has completed statutory financial statements in accordance with the NAIC SAP. The SCAs are valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	Monetary Effect on NAIC SAP		Amount of Investment
SCA Entity (Investments in Insurance SCA Entities)	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Reported Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*
LIICA Re II**	$—	$(2,298,765)	$—	$—
Pine Falls Re**	—	(1,100,000)	—	—
MLIC Re**	—	(770,000)	—	—
TLIC Oakbrook Reinsurance, Inc.	—	(3,383,614)	1,238,107	—
TLIC Watertree Reinsurance, Inc.	—	(858,258)	544,597	—

*	Per AP&P Manual (without permitted or prescribed practices)
**	The SCA is valued at zero in the Company’s financial statements

Had the above SCA entities not been permitted to recognize the letters of credit, excess of loss reinsurance assets, or the credit linked note as admitted assets in the financial statements, the risk-based capital would have been below the mandatory control level which would have triggered a regulatory event.

Information regarding the Company’s affiliated reinsurance transactions is available in Note 8. Reinsurance.

Information regarding the Company’s affiliated guarantees is available in Note 14. Commitments and Contingencies.

14. Commitments and Contingencies

At December 31, 2019 and 2018, the Company has mortgage loan commitments of $177,098 and $238,370, respectively.

The Company has contingent commitments of $732,478 and $718,870 as of December 31, 2019 and 2018, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $26,728 and $55,107, respectively.

95

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company leases office buildings and equipment under various non-cancelable operating lease agreements. Rental expense for the years 2019 and 2018 was $12,478 and $11,086, respectively.

Private placement commitments outstanding as of December 31, 2019 and 2018 were $81,493 and $78,516, respectively.

The Company sold $101,473 and $1,658 of “to-be-announced” (TBA) securities as of December 31, 2019 and 2018, respectively. Due to different counterparties, the receivable related to these TBAs was not reclassed.

The Company may pledge cash as collateral for derivative transactions. When cash is pledged as collateral, it is derecognized and a receivable is recorded to reflect the eventual return of that cash by the counterparty. The amount of cash collateral pledged by the Company as of December 31, 2019 and 2018, respectively, was $80,993 and $6,782.

At December 31, 2019 and 2018, securities in the amount of $46,975 and $254,930, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s balance sheets as the Company does not have the ability to sell or repledge the collateral.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-18 years. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. No payments are required as of December 31, 2019. The current assessment of risk of making payments under these guarantees is remote.

The Company has guaranteed to the Monetary Authority of Singapore (MAS) that it will provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, Transamerica Life Bermuda LTD (TLB) (Singapore Branch), and continue to meet, pay and settle all present and future obligations of TLB. As of December 31, 2019, there is no payment or performance risk because TLB has adequate liquidity as of this date.

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the

96

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency. An acceptable level of solvency is net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2019, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of Standard & Poor’s Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. TLIC can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from Standard & Poor’s the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than TLIC’s then current rating or AA, whichever is lower. As of December 31, 2019, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these three guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2019 and 2018, TLB holds related statutory-basis policy and claim reserves of $2,334,649 and $2,212,527, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2019, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company has provided a guarantee to TLB’s (Hong Kong Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2019 and 2018, TLB policies covered by this guarantee would have resulted in US statutory policy and claim reserves of $3,585,273 and $3,458,012, respectively, which would represent a fair measure of the maximum potential amount of future payments the Company under this guarantee based on the US statutory reserve requirements. TLB is a subsidiary of the Company and TLB has invested assets supporting these policies which mitigates this risk. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2019, there is no payment or performance risk because TLB is not insolvent as of this date.

97

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

The Company is a party to a fee agreement with TLB whereby the Company continues to provide the guarantees with respect to TLB described in the paragraphs above. The Company received $577 and $587 under this agreement in 2019 and 2018, respectively.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The direct statutory reserve established at December 31, 2019 and 2018 for the total payout block is $3,154,349 and $3,235,571, respectively. As this reserve is already recorded on the balance sheets of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

During 2019, the Company entered into an agreement with Aegon USA Realty Advisors, LLC to commit to purchase certain tax credit investments up to a maximum of $100,000. Under the terms of the agreement, the Company provides certain commitments to purchase tax credit investments that are part of tax credit funds in the event certain conditions are met. The Company did not acquire any tax credit investments during 2019 under this agreement. As of December 31, 2019, the commit to purchase amount is $47,890.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2019 and 2018:

	December 31
	2019	2018
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$5,919,933	$5,670,570

Current liability recognized in financial statements:
Noncontingent liabilities	—	—

Contingent liabilities	—	—

Ultimate financial statement impact if action required:
Incurred claims	5,919,922	5,670,539
Other	11	31

Total impact if action required	$5,919,933	$5,670,570

98

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds for asset and liability management and spread lending purposes. The Company has determined the actual/estimated long-term maximum borrowing capacity as $3,472,120. The Company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

At December 31, 2019 and 2018, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2019	2018
Membership Stock:
Class A	$—	$—
Class B	10,000	10,000
Activity Stock	32,800	123,400
Excess Stock	—	—

Total	$42,800	$133,400

At December 31, 2019 and 2018, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
December 31, 2019
Membership Stock
Class A	$—	$—	$—	$—
Class B	—	—	—	10,000

Total	$—	$—	$—	$10,000

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
December 31, 2018
Membership Stock
Class A	$—	$—	$—	$—
Class B	—	—	—	10,000

Total	$—	$—	$—	$10,000

99

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2019 and 2018, the amount of collateral pledged and the maximum amount pledged to the FHLB was as follows:

	Fair Value	Carry Value
December 31, 2019
Total Collateral Pledged	$1,334,507	$1,259,059
Maximum Collateral Pledged	4,031,902	4,029,873

	Fair Value	Carry Value
December 31, 2018
Total Collateral Pledged	$4,379,240	$4,405,503
Maximum Collateral Pledged	5,176,835	5,131,250

At December 31, 2019 and 2018, the borrowings from the FHLB were as follows:

	December 31, 2019		December 31, 2018
	General Account	Funding Agreements Reserves Established	General Account	Funding Agreements Reserves Established
Debt[1]	$820,000	$—	$2,820,000	$—
Funding agreements[2]	—	—	265,000	266,742

Total	$820,000	$—	$3,085,000	$266,742

1 The maximum amount of borrowing during 2019 was $2,695,000

2 The maximum amount of borrowing during 2019 was $0

As of December 31, 2019, the weighted average interest rate on FHLB advances was 2.183% with a weighted average term of 2.3 years. As of December 31, 2018, the weighted average interest rate on FHLB advances was 2.602% with a weighted average term of 4.3 years.

At December 31, 2019, the borrowings from the FHLB were not subject to prepayment penalties.

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $1,953,828 and $1,905,244 as of December 31, 2019 and 2018, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans, where the plan sponsor retains ownership and control of the related plan assets and the Company provides book value benefit responsiveness to qualified participant withdrawals, in the event withdrawals requested exceeds plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit withdrawal needs and earns a market interest rate on these advances. A periodically adjusted contract-crediting rate is a means by which investment and benefit responsiveness experience is passed through to participants. In return for the book value benefit responsiveness guarantee, the Company receives a premium that varies based on such elements as benefit responsiveness exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines ensuring the appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements to have a material impact on the reported financial results. In compliance with statutory guidelines, no reserves were recorded at December 31, 2019.

100

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company is party to legal proceedings involving a variety of issues incidental to its business, including class action lawsuits. Lawsuits may be brought in any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given their complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes includes substantial demands for compensatory and punitive damages, and injunctive relief, damages arising from such demands are typically not to be material to the Company’s financial position.

The Company has been named in class actions and individual lawsuits relating to increases in monthly deduction rates (MDR) on universal life products. The Company continues to defend against various lawsuits initiated by opt outs of one federal class action filed in the Central District of California that was settled in 2018 and approved in 2019. While the settlement has been administered for participating class members, the Company continues to hold a provision for opt out policyholder litigation. The Company also continues to defend other class actions and individual actions relating to MDR increases on different blocks of universal life insurance policies.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheets. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $7,066 and $7,893 and an offsetting premium tax benefit $5,402 and $6,198 at December 31, 2019 and 2018, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $2,296, $400 and $216, for the years ended December 31, 2019, 2018 and 2017, respectively.

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company is party to municipal repurchase agreements which were established via bilateral trades and accounted for as secured borrowings. For municipal repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from 16 months to 24 months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

101

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following tables provide information on the securities sold under the municipal repurchase agreements for four quarters of 2019 and 2018:

December 31, 2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
BACV	XXX	XXX	XXX	$113,025
Fair Value	$218,538	$207,007	$231,989	$125,603
Ending Balance
BACV	XXX	XXX	XXX	$113,025
Fair Value	$170,891	$207,007	$231,989	$125,603

December 31, 2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
BACV	XXX	XXX	XXX	$215,269
Fair Value	$171,138	$190,768	$225,811	$225,409
Ending Balance
BACV	XXX	XXX	XXX	$205,405
Fair Value	$171,138	$188,120	$225,811	$217,575

	2019			2018
	NAIC 1	NAIC 2	Total	NAIC 1	NAIC 2	Total
Bonds—BACV	$111,825	$1,200	$113,025	$193,398	$12,007	$205,405
Bonds—FV	124,403	1,200	125,603	205,526	12,049	217,575

These securities have maturity dates that range from 2020 to 2097.

102

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following table provides information on the cash collateral received and liability to return collateral under the municipal repurchase agreements for four quarters of 2019 and 2018:

December 31, 2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
Cash	$125,952	$157,496	$174,120	$99,794
Ending Balance (1)
Cash	$125,952	$154,345	$78,286	$97,858

(1)	The remaining collateral held was greater than 90 days from contractual maturity.

December 31, 2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
Cash	$122,018	$152,634	$167,228	$98,835
Ending Balance
Cash	$121,892	$148,082	$78,013	$95,515

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2019 and 2018, the Company had dollar repurchase agreements outstanding in the amount of $450,208 and $215,483, respectively, which is included in borrowed money on the balance sheets. Those amounts include accrued interest of $1,379 and $1,125, at December 31, 2019 and 2018, respectively. At December 31, 2019, securities with a book value of $550,333 and a fair value of $551,504 were subject to dollar repurchase agreements. These securities have maturity dates that range from October 1, 2034 to October 1, 2049. At December 31, 2018, securities with a book value of $371,260 and a fair value of $368,256 were subject to dollar repurchase agreements. The Company does not have the legal right to recall or substitute the underlying assets prior to the transaction’s scheduled termination. Upon scheduled termination, the counterparty is obligated to return substantially similar assets.

The contractual maturities of the dollar repurchase agreement positions are as follows:

	Fair Value
	2019	2018
Open	$448,829	$214,357

Total	448,829	214,357
Securities received	—	—

Total collateral received	$448,829	$214,357

103

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2019 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gains (Losses)
Common stocks	6	$26	$12	$17

16. Reconciliation to Statutory Statement

The following is a reconciliation of amounts previously reported to the Iowa Department of Financial Regulation in the 2019 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

	December 31
	2019	2018
Balance Sheets
Total assets as reported in the Company’s Annual Statement	$130,191,350	$124,175,952
Increase in other assets	23,416	—
Increase in net deferred income tax asset	8,660	—

Total assets as reported in the accompanying audited statutory basis balance sheet	$130,223,426	$124,175,952

Total liabilities as reported in the Company’s Annual Statement	$123,630,600	$117,898,517
Increase in other liabilities	23,416	—
Increase in aggregate reserves for policies and contracts	41,240	—

Total liabilities as reported in the accompanying audited statutory basis balance sheet	$123,695,256	$117,898,517

Total capital and surplus as reported in the Company’s Annual Statement	$6,560,750	$6,277,435
Decrease in premiums	—	(14,950)
Increase in change in aggregate reserves	(41,240)	—
Increase in change in net deferred income tax asset	8,660	—
Increase in other changes—net	—	14,950

Total capital and surplus as reported in the accompanying audited statutory basis balance sheet	$6,528,170	$6,277,435

Statements of Operations
Statutory net income as reported in the Company’s Annual Statement	$3,335,262	$(1,408,868)
Decrease in premiums and other considerations	(653,203)	(635,470)
Decrease in fee revenue and other income	—	(5,700)
Decrease in surrender benefits	653,203	618,170
Increase in change in aggregate reserves	(41,240)	—
Increase in federal income tax (benefit) expense	—	(8,050)

Total net income as reported in the accompanying audited statutory basis statement of operations	$3,294,022	$(1,423,818)

The reconciling differences to the Annual Statement is driven by Management’s decision to revise prior year amounts. Please refer to Revision to Prior Years in Note 3 for further details.

104

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Other adjustments relate to actuarial modeling errors and reclassification errors. The Company considered the impacts of each of these errors to be not material both individually and in the aggregate and concluded that none were significant for individual categorization herein.

17. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheets date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the balance sheets date (Type I). The Company has not identified any Type I subsequent events for the year ended December 31, 2019 through April 27, 2020.

Events that are indicative of conditions that arose after the balance sheets date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has identified Type II subsequent events for the year ended December 31, 2019.

Since January 2020, the Coronavirus disease (COVID-19) outbreak is causing disruption to business, markets, and industry. The Company is continuously monitoring the market, and the economic factors that impact the Company, to proactively manage the associated risks. At this point, management believes that the most significant risks the Company faces are related to financial markets (particularly credit, equity, and interest rates risks), and underwriting risks (particularly related to mortality, morbidity and policyholder behavior). As of the audit report release date, the Company continues to monitor and evaluate the impacts of the COVID-19 crisis on the Company’s 2020 results through the use of sensitivities and stress testing. While it is too early to provide long-term impacts, if any, management has determined the Company remains strongly capitalized with RBC remaining within target limits set by the capital management policy.

The Company is defending a class action lawsuit and individual lawsuits relating to increases in MDR on universal life products. A settlement announced in the class action lawsuit in early April 2020 will result in the establishment of an estimated $94,000 reserve, which will be reflected in the Company’s first quarter of 2020 results. If the settlement is ultimately approved by the court, the Company expects to fund the settlement in third or fourth quarter of 2020.

105

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2019

Attachment to Note 9

Entity Name	FEIN
Transamerica Corporation	42-1484983
Aegon Asset Management Services Inc	39-1884868
Aegon Direct Marketing Services Inc	42-1470697
Aegon Financial Services Group Inc	41-1479568
Aegon Institutional Markets Inc	61-1085329
Aegon Management Company	35-1113520
Aegon USA Real Estate Services Inc	61-1098396
Aegon USA Realty Advisors of CA	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Intersecurities Ins Agency	42-1517005
LIICA RE II	20-5927773
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550

106

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2019

Attachment to Note 9

Entity Name	FEIN
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
TLIC Watertree Reinsurance, Inc.	81-3715574
Tranasmerica Advisors Life Insurance Company	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc	61-1513662
Transamerica Asset Management	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235
Transamerica Financial Advisors	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790

107

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2019

Attachment to Note 9

Entity Name	FEIN
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

108

Statutory-Basis Financial

Statement Schedules

109

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2019

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$4,124,054	$5,081,559	$4,306,199
States, municipalities and political subdivisions	1,315,704	1,407,331	1,315,705
Foreign governments	349,796	369,821	349,796
Hybrid securities	396,942	440,640	396,942
All other corporate bonds	19,066,967	21,344,844	19,043,825
Preferred stocks	115,659	109,845	111,630

Total fixed maturities	25,369,122	28,754,040	25,524,097
Equity securities
Common stocks:
Industrial, miscellaneous and all other	58,311	80,789	80,789

Total equity securities	58,311	80,789	80,789
Mortgage loans on real estate	5,096,613		5,096,613
Real estate	51,546		51,546
Policy loans	1,099,596		1,099,596
Other long-term investments	1,072,720		1,072,720
Receivable for securities	18,535		18,535
Securities lending	1,246,827		1,246,827
Cash, cash equivalents and short-term investments	1,453,503		1,453,503

Total investments	$35,466,773		$35,644,226

(1)	Equity securities are reported at original cost. Fixed maturities are reported at original cost reduced by repayments and adjusted for amortization of premiums and accrual of discounts.
(2)

United States government and corporate bonds of $19,690 are held at fair value rather than amortized cost due to having an NAIC 6 rating. Two preferred stock securities are held at fair value of $1,037 due to having an NAIC 4 and 5 ratings.

110

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2019
Individual life	$10,421,944	$—	$341,604	$1,006,977	$642,673	$1,171,877	$422,774
Individual health	80,537	92,813	27,401	100,145	10,837	55,956	229,548
Group life and health	1,527,571	20,356	76,891	595,324	94,785	202,901	212,660
Annuity	14,094,715	—	33,330	10,443,660	896,030	13,853,202	(2,991,668)

	$26,124,767	$113,169	$479,226	$12,146,106	$1,644,325	$15,283,936	$(2,126,686)

Year ended December 31, 2018
Individual life	$11,337,912	$—	$378,855	$87,370	$746,129	$1,605,665	$803,671
Individual health	86,822	92,364	30,578	106,230	25,370	65,813	193,680
Group life and health	1,512,345	21,075	81,403	638,938	95,911	306,199	276,705
Annuity	14,244,431	—	37,065	9,980,980	658,084	16,182,017	(3,230,310)
Other	—	—	—	—	141,678	—	—

	$27,181,510	$113,439	$527,901	$10,813,518	$1,667,172	$18,159,694	$(1,956,254)

Year ended December 31, 2017
Individual life	$10,967,747	$—	$279,234	$(7,804,573)	$(1,001,846)	$(1,700,459)	$519,906
Individual health	100,420	91,784	27,176	(1,489,124)	1,344,780	(4,084,846)	(885,516)
Group life and health	1,528,445	23,229	100,510	508,023	238,217	(36,386)	186,023
Annuity	14,355,269	—	27,887	5,271,506	1,497,683	9,199,357	(2,544,778)
Other	—	—	—	—	437,448	—	—

	$26,951,881	$115,013	$434,807	$(3,514,168)	$2,516,282	$3,377,666	$(2,724,365)

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

111

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2019
Life insurance in force	$503,852,244	$774,726,771	$421,298,647	$150,424,120	280%

Premiums:
Individual life	$2,582,854	$2,821,951	$1,246,074	$1,006,977	124%
Individual health	529,850	432,873	3,168	100,145	3%
Group life and health	704,156	109,598	766	595,324	0%
Annuity	10,756,542	394,566	81,684	10,443,660	1%

	$14,573,402	$3,758,988	$1,331,692	$12,146,106	11%

Year ended December 31, 2018
Life insurance in force	$976,929,481	$831,268,672	$1,204	$145,662,013	0%

Premiums:
Individual life	$2,460,547	$3,668,683	$1,295,506	$87,370	1483%
Individual health	532,131	429,165	3,264	106,230	3%
Group life and health	753,426	131,816	17,328	638,938	3%
Annuity	10,102,616	199,520	77,884	9,980,980	1%

	$13,848,720	$4,429,184	$1,393,982	$10,813,518	13%

Year ended December 31, 2017
Life insurance in force	$537,551,597	$887,853,357	$484,570,357	$134,268,597	361%

Premiums:
Individual life	$2,452,523	$11,837,526	$1,580,429	$(7,804,574)	-20%
Individual health	530,052	2,022,968	3,792	(1,489,124)	0%
Group life and health	802,090	321,533	27,466	508,023	5%
Annuity	9,424,428	4,218,194	65,273	5,271,507	1%

	$13,209,093	$18,400,221	$1,676,960	$(3,514,168)	-48%

112

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2019 and 2018

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2019 and 2018

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA B indicated in the table below as of December 31, 2019, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA B as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
AB Growth and Income Class B Shares (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
AB Large Cap Growth Class B Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)
American Funds - Bond Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
American Funds - Growth Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
American Funds - International Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA JPMorgan Core Bond Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Service Class (1)
DFA VA Equity Allocation (3)	TA JPMorgan International Moderate Growth Initial Class (1)
DFA VA Global Bond (3)	TA JPMorgan International Moderate Growth Service Class (1)
DFA VA Global Moderate Allocation (3)	TA JPMorgan Mid Cap Value Service Class (1)
DFA VA International Small (3)	TA JPMorgan Tactical Allocation Service Class (1)
DFA VA International Value (3)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
DFA VA Short-Term Fixed (3)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
DFA VA U.S. Large Value (3)	TA Levin Large Cap Value Service Class (2)
DFA VA U.S. Targeted Value (3)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA Managed Risk - Balanced ETF Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA Managed Risk - Conservative ETF Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA Managed Risk - Growth ETF Service Class (1)
Fidelity® VIP Equity-Income Initial Class (1)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Morgan Stanley Capital Growth Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Multi-Managed Balanced Initial Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Multi-Managed Balanced Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA Multi-Manager Alternative Strategies Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA PIMCO Tactical - Balanced Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA PIMCO Tactical - Conservative Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA PIMCO Tactical - Growth Service Class (1)
Franklin Allocation Class 4 Shares (1)	TA PIMCO Total Return Initial Class (1)
Franklin Income Class 2 Shares (1)	TA PIMCO Total Return Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA PineBridge Inflation Opportunities Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA ProFunds UltraBear Service Class (OAM) (1)
Invesco V.I. American Franchise Series II Shares (1)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
Janus Henderson - Global Research Service Shares (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA Small/Mid Cap Value Initial Class (1)
MFS® New Discovery Service Class (1)	TA Small/Mid Cap Value Service Class (1)
MFS® Total Return Service Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
NVIT Emerging Markets Class D Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Rational Insider Buying VA (1)	TA TS&W International Equity Initial Class (1)
Rational Trend Aggregation VA (1)	TA TS&W International Equity Service Class (1)
State Street Total Return V.I.S. Class 3 Shares (1)	TA U.S. Equity Index Service Class (1)
TA 60/40 Allocation Service Class (2)	TA WMC US Growth Initial Class (1)
TA Aegon High Yield Bond Initial Class (1)	TA WMC US Growth Service Class (1)
TA Aegon High Yield Bond Service Class (1)	Vanguard® - Capital Growth (3)
TA Aegon U.S. Government Securities Initial Class (1)	Vanguard® - Conservative Allocation (3)
TA Aegon U.S. Government Securities Service Class (1)	Vanguard® - Diversified Value (3)
TA American Funds Managed Risk - Balanced Service Class (1)	Vanguard® Balanced (3)
TA Barrow Hanley Dividend Focused Initial Class (1)	Vanguard® Equity Income (3)
TA Barrow Hanley Dividend Focused Service Class (1)	Vanguard® Equity Index (1)
TA BlackRock Global Allocation Service Class (1)	Vanguard® Global Bond Index (3)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class (1)	Vanguard® Growth (3)
TA BlackRock Global Allocation Managed Risk - Growth Service Class (1)	Vanguard® High Yield Bond (3)
TA BlackRock Global Real Estate Securities Initial Class (1)	Vanguard® International (1)
TA BlackRock Global Real Estate Securities Service Class (1)	Vanguard® Mid-Cap Index (1)
TA BlackRock Government Money Market Initial Class (1)	Vanguard® Moderate Allocation (3)
TA BlackRock Government Money Market Service Class (1)	Vanguard® Money Market (3)
TA BlackRock iShares Edge 100 Service Class (1)	Vanguard® Real Estate Index (1)
TA BlackRock iShares Edge 40 Initial Class (1)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock iShares Edge 40 Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock iShares Edge 50 Service Class (1)	Vanguard® Total International Stock Market Index (3)
TA BlackRock iShares Edge 75 Service Class (1)	Vanguard® Total Stock Market Index (3)
TA BlackRock Tactical Allocation Service Class (1)	Voya Global Perspectives Class S Shares (1)
TA Greystone International Growth Initial Class (1)	Voya Large Cap Value Class S Shares (1)
TA Greystone International Growth Service Class (1)	Voya Strategic Allocation Conservative Class S Shares (1)
TA International Equity Index Service Class (1)	Voya Strategic Allocation Moderate Class S Shares (1)
TA Janus Balanced Service Class (1)	Wanger International (1)
TA Janus Mid-Cap Growth Initial Class (1)	Wanger USA (1)
TA Janus Mid-Cap Growth Service Class (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2019 and 2018
(2)	Statements of operations and changes in net assets for the year ended December 31, 2019 and the period May 1, 2018 (commencement of operations) through December 31, 2018
(3)	Statements of operations and changes in net assets for the period December 23, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 17, 2020

We have served as the auditor of one or more of the subaccounts of Separate Account VA B since 2014.

1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Balanced Wealth Strategy Class B Shares	9,638,959.446	$104,466,016	$97,353,490	$89	$97,353,579	30,129,720	$1.538800	$15.183174
AB Growth and Income Class B Shares	8,399,792.657	248,635,654	249,977,829	(221)	249,977,608	66,912,738	1.645103	19.679929
AB Large Cap Growth Class B Shares	545,226.496	22,787,754	31,230,574	(184)	31,230,390	11,372,716	2.439752	17.177241
American Funds - Asset Allocation Class 2 Shares	34,429,316.062	759,903,722	819,073,429	(13)	819,073,416	194,454,343	1.857285	16.996598
American Funds - Bond Class 2 Shares	20,879,270.187	224,936,278	230,089,557	(174)	230,089,383	64,327,748	1.077985	11.323489
American Funds - Growth Class 2 Shares	8,435,191.738	614,574,894	679,623,398	231	679,623,629	60,243,138	2.493490	24.274122
American Funds - Growth-Income Class 2 Shares	11,547,324.381	539,908,587	578,290,005	(60)	578,289,945	55,567,642	2.373180	21.868044
American Funds - International Class 2 Shares	11,960,148.181	233,144,098	248,531,879	7	248,531,886	46,533,316	1.332038	14.760493
BlackRock Basic Value V.I. Class I Shares	1,455,733.209	21,242,688	20,016,332	(95)	20,016,237	6,249,446	2.327884	11.242195
BlackRock Global Allocation V.I. Class I Shares	625,717.661	10,066,626	10,712,286	-	10,712,286	4,729,879	1.899588	11.464901
BlackRock High Yield V.I. Class I Shares	489,421.952	3,582,718	3,636,405	15,448	3,651,853	1,340,935	2.238958	11.163125
DFA VA Equity Allocation	-	-	-	-	-	-	10.041461	10.042064
DFA VA Global Bond	-	-	-	-	-	-	10.008134	10.008736
DFA VA Global Moderate Allocation	-	-	-	-	-	-	10.028724	10.029328
DFA VA International Small	-	-	-	-	-	-	10.144432	10.145042
DFA VA International Value	-	-	-	-	-	-	10.031312	10.031917
DFA VA Short-Term Fixed	-	-	-	-	-	-	9.998584	9.999186
DFA VA U.S. Large Value	-	-	-	-	-	-	10.027809	10.028414
DFA VA U.S. Targeted Value	-	-	-	-	-	-	9.993026	9.993629
Fidelity® VIP Balanced Service Class 2	24,048,468.796	407,297,859	457,401,876	(154)	457,401,722	125,709,751	1.746019	17.713821
Fidelity® VIP Contrafund® Initial Class	5,604.854	177,882	208,332	18	208,350	44,170	2.285928	21.135276
Fidelity® VIP Contrafund® Service Class 2	18,597,752.819	608,345,801	671,378,877	87	671,378,964	122,971,431	1.961468	20.738773
Fidelity® VIP Equity-Income Initial Class	1,953.451	39,829	46,434	(3)	46,431	22,709	1.824600	12.435072
Fidelity® VIP Equity-Income Service Class 2	1,797,130.506	37,135,934	41,513,715	206	41,513,921	18,185,698	1.528339	12.479078
Fidelity® VIP Growth Initial Class	281.934	16,058	22,298	23	22,321	7,797	2.765269	17.388184
Fidelity® VIP Growth Service Class 2	505,016.689	25,244,719	39,103,442	97	39,103,539	14,824,936	2.304858	17.100992
Fidelity® VIP Growth Opportunities Service Class 2	62,524.105	1,814,403	3,004,283	36	3,004,319	862,593	2.648253	20.181601
Fidelity® VIP Mid Cap Initial Class	1,682.117	55,514	55,426	(1)	55,425	18,009	1.802422	17.954380
Fidelity® VIP Mid Cap Service Class 2	11,168,360.091	358,446,625	354,595,433	(222)	354,595,211	68,400,272	1.719714	17.617757
Fidelity® VIP Value Strategies Initial Class	25,624.049	336,664	341,056	(3)	341,053	81,496	1.887089	17.143663
Fidelity® VIP Value Strategies Service Class 2	12,477,084.556	165,107,507	167,567,246	138	167,567,384	41,539,468	0.431267	16.808811

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Franklin Allocation Class 4 Shares	10,616,351.836	$75,726,255	$73,995,972	$(153)	$73,995,819	33,952,154	$1.488244	$11.522228
Franklin Income Class 2 Shares	3,633,493.294	54,766,986	57,808,878	(217)	57,808,661	36,589,063	1.370104	11.723515
Franklin Mutual Shares Class 2 Shares	728,887.681	13,070,300	13,710,377	59	13,710,436	9,029,439	1.331151	11.538677
Franklin Templeton Foreign Class 2 Shares	1,584,134.265	22,053,181	22,066,990	202	22,067,192	21,486,432	0.920506	10.693765
Invesco V.I. American Franchise Series II Shares	106,475.334	5,011,560	6,803,774	93	6,803,867	2,917,087	2.166813	15.806723
Janus Henderson - Enterprise Service Shares	286,101.332	14,662,586	22,868,079	(112)	22,867,967	7,606,776	1.941520	16.179423
Janus Henderson - Global Research Service Shares	455,212.030	14,576,564	25,159,569	32	25,159,601	16,122,487	1.157908	14.453939
Janus Henderson - Mid Cap Value Service Shares	194,613.216	3,041,365	3,137,165	(22)	3,137,143	1,112,449	1.874359	12.152028
MFS® New Discovery Service Class	2,480,009.181	40,298,245	44,689,765	92	44,689,857	12,964,008	2.091494	16.693531
MFS® Total Return Service Class	1,702,007.181	34,597,511	41,580,035	91	41,580,126	19,874,828	1.522898	12.155997
NVIT Emerging Markets Class D Shares	1,587.329	16,074	21,048	-	21,048	1,524	13.017488	13.897395
Rational Insider Buying VA	141,339.572	1,808,338	1,681,941	46	1,681,987	885,646	1.693544	12.852108
Rational Trend Aggregation VA	89,621.331	1,095,769	1,003,759	16	1,003,775	728,389	1.227518	9.616188
State Street Total Return V.I.S. Class 3 Shares	3,291,349.675	55,899,840	52,200,806	(15)	52,200,791	21,706,994	1.416357	14.248531
TA 60/40 Allocation Service Class	2,248,583.504	22,940,372	25,139,164	(3)	25,139,161	3,823,378	1.121332	11.552036
TA Aegon High Yield Bond Initial Class	9,303,741.049	71,917,649	72,383,105	(58)	72,383,047	29,667,346	1.308651	13.512196
TA Aegon High Yield Bond Service Class	19,657,031.182	155,697,313	155,487,117	87	155,487,204	31,316,439	1.490983	13.168392
TA Aegon U.S. Government Securities Initial Class	5,771,034.910	64,970,950	63,019,701	159	63,019,860	38,276,111	1.039926	10.629544
TA Aegon U.S. Government Securities Service Class	16,957,939.967	191,898,198	191,285,563	(248)	191,285,315	70,935,391	1.063947	10.715070
TA American Funds Managed Risk - Balanced Service Class	78,970,761.403	851,645,104	940,541,768	(678)	940,541,090	76,825,970	11.370637	12.842299
TA Barrow Hanley Dividend Focused Initial Class	14,346,254.284	257,629,082	323,794,959	223	323,795,182	116,924,848	1.403742	18.085286
TA Barrow Hanley Dividend Focused Service Class	7,259,204.100	157,044,415	163,985,421	183	163,985,604	39,289,800	1.481093	17.608666
TA BlackRock Global Allocation Service Class	75,523,449.144	1,014,801,203	1,137,383,144	(51)	1,137,383,093	409,496,790	1.313989	13.713017
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	27,064,514.897	256,478,369	271,457,084	(16)	271,457,068	25,329,115	10.115370	11.522436
TA BlackRock Global Allocation Managed Risk - Growth Service Class	19,391,681.739	182,595,346	196,825,570	(149)	196,825,421	18,027,295	10.331526	12.056512
TA BlackRock Global Real Estate Securities Initial Class	3,140,656.849	38,793,643	42,084,802	131	42,084,933	14,634,220	1.179595	12.822063
TA BlackRock Global Real Estate Securities Service Class	6,106,239.584	79,989,152	86,036,916	(130)	86,036,786	24,184,329	1.139268	12.491824
TA BlackRock Government Money Market Initial Class	88,720,227.663	88,720,226	88,720,228	(338)	88,719,890	82,743,032	0.795145	10.003450
TA BlackRock Government Money Market Service Class	348,883,106.762	348,883,104	348,883,107	(1,879)	348,881,228	155,242,739	0.781551	10.030370
TA BlackRock iShares Edge 100 Service Class	3,471,120.426	43,847,627	49,637,022	(5)	49,637,017	3,371,713	12.829046	15.243939

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA BlackRock iShares Edge 40 Initial Class	1,916,544.436	$18,086,597	$17,996,352	$199	$17,996,551	9,936,931	$1.260072	$11.707637
TA BlackRock iShares Edge 40 Service Class	31,383,362.210	285,965,859	292,492,936	(7)	292,492,929	115,789,426	1.102629	12.913756
TA BlackRock iShares Edge 50 Service Class	23,763,504.249	277,436,287	301,321,234	(35)	301,321,199	24,058,879	11.544790	12.969490
TA BlackRock iShares Edge 75 Service Class	8,633,026.407	106,979,138	117,927,141	6	117,927,147	8,767,414	12.175006	13.962134
TA BlackRock Tactical Allocation Service Class	79,047,454.604	1,218,139,766	1,256,854,528	101	1,256,854,629	361,724,078	1.329769	14.348419
TA Greystone International Growth Initial Class	9,964,974.486	82,304,959	82,908,588	(285)	82,908,303	46,784,649	1.325532	13.829997
TA Greystone International Growth Service Class	12,493,319.025	102,883,962	101,695,617	(274)	101,695,343	19,878,211	1.195671	13.480466
TA International Equity Index Service Class	3,344,207.775	35,897,954	38,023,642	12	38,023,654	3,400,933	10.797802	11.473030
TA Janus Balanced Service Class	59,380,461.919	833,456,705	998,779,369	(111)	998,779,258	184,402,723	1.542530	17.294286
TA Janus Mid-Cap Growth Initial Class	2,206,842.298	68,762,464	87,346,818	(168)	87,346,650	38,655,012	1.795996	19.589675
TA Janus Mid-Cap Growth Service Class	3,895,869.876	122,238,320	146,913,253	103	146,913,356	20,310,940	1.757537	19.079610
TA JPMorgan Asset Allocation - Conservative Initial Class	14,693,708.022	154,014,406	156,634,928	5,869	156,640,797	83,056,161	1.329137	11.807140
TA JPMorgan Asset Allocation - Conservative Service Class	94,676,643.099	979,386,972	995,998,285	(139)	995,998,146	338,740,194	1.252921	13.167548
TA JPMorgan Asset Allocation - Growth Initial Class	22,041,455.730	233,943,541	276,399,855	28	276,399,883	116,876,305	1.595850	13.498283
TA JPMorgan Asset Allocation - Growth Service Class	17,994,377.428	205,915,440	223,490,168	11	223,490,179	56,218,037	1.387149	16.876109
TA JPMorgan Asset Allocation - Moderate Initial Class	31,221,828.156	345,763,441	374,974,156	(183)	374,973,973	179,888,900	1.437501	12.275583
TA JPMorgan Asset Allocation - Moderate Service Class	480,266,931.596	5,504,198,596	5,681,557,801	552	5,681,558,353	1,411,687,562	1.336856	14.180773
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	39,789,453.989	459,190,199	494,980,808	(22)	494,980,786	221,095,017	1.538250	12.821497
TA JPMorgan Asset Allocation - Moderate Growth Service Class	267,546,478.076	3,121,073,335	3,277,444,356	(342)	3,277,444,014	1,072,176,193	1.361843	15.374127
TA JPMorgan Core Bond Service Class	18,899,128.557	261,993,552	267,800,652	(41)	267,800,611	63,811,767	1.068445	11.413570
TA JPMorgan Enhanced Index Initial Class	6,152,098.175	116,501,696	135,407,681	(61)	135,407,620	41,798,145	2.119775	21.859789
TA JPMorgan Enhanced Index Service Class	3,628,558.471	72,128,186	79,574,287	19	79,574,306	9,090,987	2.036622	21.302258
TA JPMorgan International Moderate Growth Initial Class	10,039.520	92,143	100,194	1	100,195	69,370	1.444364	12.088324
TA JPMorgan International Moderate Growth Service Class	56,325,625.470	534,212,222	556,497,180	77	556,497,257	263,802,109	1.033962	12.909243
TA JPMorgan Mid Cap Value Service Class	14,870,175.048	253,320,500	237,476,696	(131)	237,476,565	41,359,300	1.593432	18.373288
TA JPMorgan Tactical Allocation Service Class	76,863,973.098	1,129,556,229	1,220,599,893	(232)	1,220,599,661	260,751,494	1.210690	12.911714
TA Legg Mason Dynamic Allocation - Balanced Service Class	80,751,084.556	956,794,307	1,048,149,078	(412)	1,048,148,666	188,777,088	1.165230	13.295055
TA Legg Mason Dynamic Allocation - Growth Service Class	32,685,101.838	405,925,360	447,785,895	(276)	447,785,619	87,000,387	1.291710	13.860477
TA Levin Large Cap Value Service Class	1,043,322.122	10,415,834	10,944,449	1	10,944,450	1,468,558	1.023956	10.548792

See accompanying notes.	4

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA Madison Diversified Income Service Class	12,961,524.534	$160,619,844	$179,387,500	$36	$179,387,536	51,519,543	$1.413524	$13.855150
TA Managed Risk - Balanced ETF Service Class	434,141,720.803	5,020,032,773	5,570,038,278	(172)	5,570,038,106	1,162,728,895	1.182569	13.805374
TA Managed Risk - Conservative ETF Service Class	53,248,249.240	640,150,075	666,135,598	(134)	666,135,464	210,974,386	1.196153	13.194429
TA Managed Risk - Growth ETF Service Class	228,265,172.100	2,310,932,954	2,476,677,117	70	2,476,677,187	735,600,165	1.329704	14.924205
TA Market Participation Strategy Service Class	33,646,145.780	392,359,418	393,659,906	231	393,660,137	75,395,519	1.363611	14.947930
TA Morgan Stanley Capital Growth Initial Class	20,175,607.072	348,153,401	372,441,707	(54)	372,441,653	95,615,249	2.888357	17.724522
TA Morgan Stanley Capital Growth Service Class	20,339,644.935	355,524,882	362,045,680	136	362,045,816	31,609,616	2.705198	28.633381
TA Multi-Managed Balanced Initial Class	6,249,859.924	87,793,221	97,122,823	(78)	97,122,745	34,030,880	1.865642	12.838728
TA Multi-Managed Balanced Service Class	83,115,878.339	1,137,685,002	1,261,699,033	4	1,261,699,037	193,463,242	1.542353	16.935426
TA Multi-Manager Alternative Strategies Service Class	443,839.804	4,436,906	4,522,728	20	4,522,748	443,014	9.827363	10.759892
TA PIMCO Tactical - Balanced Service Class	43,786,414.528	511,401,860	545,140,861	(203)	545,140,658	133,079,664	1.182091	14.242665
TA PIMCO Tactical - Conservative Service Class	21,162,038.669	240,762,996	257,753,631	(35)	257,753,596	63,063,445	1.113454	13.812809
TA PIMCO Tactical - Growth Service Class	27,872,645.863	317,809,735	344,227,176	350	344,227,526	67,856,653	1.164471	14.795020
TA PIMCO Total Return Initial Class	13,825,519.653	157,691,120	162,588,111	(4,344)	162,583,767	97,537,181	1.098172	10.894618
TA PIMCO Total Return Service Class	61,924,133.866	709,625,584	721,416,160	104	721,416,264	289,976,616	1.129466	11.292052
TA PineBridge Inflation Opportunities Service Class	14,127,551.680	145,246,330	148,339,293	(198)	148,339,095	68,795,573	0.973687	10.721312
TA ProFunds UltraBear Service Class (OAM)	45,108,666.300	20,275,516	12,630,427	157	12,630,584	528,747,957	0.022659	4.277245
TA QS Investors Active Asset Allocation - Conservative Service Class	31,362,754.530	331,690,807	339,345,004	(70)	339,344,934	121,522,304	1.124829	12.586417
TA QS Investors Active Asset Allocation - Moderate Service Class	115,042,780.141	1,305,409,071	1,331,044,966	100	1,331,045,066	333,714,080	1.182371	12.826137
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	45,590,290.803	506,728,044	522,008,830	304	522,009,134	167,991,889	1.175003	13.178551
TA Small/Mid Cap Value Initial Class	5,880,399.406	114,155,749	114,726,592	(1)	114,726,591	18,085,702	1.942232	18.992028
TA Small/Mid Cap Value Service Class	7,908,534.013	152,011,138	149,629,464	44	149,629,508	26,380,984	1.900955	18.502409
TA T. Rowe Price Small Cap Initial Class	8,305,717.561	118,224,478	136,379,882	(135)	136,379,747	39,725,671	2.428118	23.134489
TA T. Rowe Price Small Cap Service Class	20,488,630.326	289,856,030	313,680,930	94	313,681,024	32,292,237	2.376942	22.537792
TA TS&W International Equity Initial Class	5,968,314.763	76,770,672	83,257,991	(91)	83,257,900	40,250,949	1.148231	13.472175
TA TS&W International Equity Service Class	3,348,090.790	42,601,277	46,304,096	(36)	46,304,060	10,975,213	1.003110	13.122850
TA U.S. Equity Index Service Class	12,794,704.664	159,008,010	178,742,024	10	178,742,034	13,156,763	13.126540	13.947190
TA WMC US Growth Initial Class	13,404,650.160	378,000,559	460,449,733	(175)	460,449,558	169,149,426	2.277493	25.976133
TA WMC US Growth Service Class	6,655,482.170	186,840,832	222,359,659	(307)	222,359,352	29,264,303	2.120650	25.299834
Vanguard® - Capital Growth	-	-	-	-	-	-	9.996130	9.996734

See accompanying notes.	5

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Vanguard® - Conservative Allocation	-	$-	$-	$-	$-	-	$10.017464	$10.018067
Vanguard® - Diversified Value	-	-	-	-	-	-	10.029067	10.029672
Vanguard® Balanced	-	-	-	-	-	-	10.018668	10.019273
Vanguard® Equity Income	-	-	-	-	-	-	10.011008	10.011612
Vanguard® Equity Index	106,339.200	3,936,033	5,072,380	-	5,072,380	1,106,204	2.537585	22.233362
Vanguard® Global Bond Index	-	-	-	-	-	-	10.003255	10.003858
Vanguard® Growth	-	-	-	-	-	-	10.020892	10.021498
Vanguard® High Yield Bond	-	-	-	-	-	-	9.998584	9.999187
Vanguard® International	97,619.678	2,304,683	2,830,971	(1)	2,830,970	570,592	1.634573	17.439617
Vanguard® Mid-Cap Index	95,176.196	2,049,806	2,287,084	(4)	2,287,080	344,777	2.227928	20.015600
Vanguard® Moderate Allocation	-	-	-	-	-	-	10.025212	10.025816
Vanguard® Money Market	-	-	-	-	-	-	10.002871	10.003474
Vanguard® Real Estate Index	52,695.724	679,927	724,039	13	724,052	164,384	1.854851	15.769934
Vanguard® Short-Term Investment Grade	390,977.714	4,142,924	4,238,198	17	4,238,215	834,530	1.122082	11.056859
Vanguard® Total Bond Market Index	300,688.005	3,542,055	3,671,401	-	3,671,401	550,251	1.208206	11.323946
Vanguard® Total International Stock Market Index	-	-	-	-	-	-	10.064487	10.065095
Vanguard® Total Stock Market Index	-	-	-	-	-	-	10.026688	10.027294
Voya Global Perspectives Class S Shares	1,996.738	20,446	22,324	-	22,324	1,913	11.216562	11.895959
Voya Large Cap Value Class S Shares	100.952	1,109	1,215	1	1,216	93	12.302833	13.010274
Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-	11.168304	11.620652
Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-	11.748723	12.224651
Wanger International	14,225.175	378,706	369,855	(4)	369,851	58,273	1.574251	14.443439
Wanger USA	-	-	-	-	-	-	2.658889	21.867468

See accompanying notes.	6

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	AB Balanced Wealth Strategy Class B Shares	AB Growth and Income Class B Shares	AB Large Cap Growth Class B Shares	American Funds - Asset Allocation Class 2 Shares	American Funds -Bond Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$99,946,976	$246,477,664	$32,262,769	$769,063,617	$217,547,968

Investment Income:
Reinvested Dividends	1,617,506	1,809,471	-	12,210,863	4,778,399
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,559,063	3,541,890	479,664	12,768,143	3,318,369

Net Investment Income (Loss)	58,443	(1,732,419)	(479,664)	(557,280)	1,460,030

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,238,786	27,505,699	3,650,529	32,935,152	270,918
Realized Gain (Loss) on Investments	(1,648,836)	8,700,569	3,039,944	21,372,558	(2,781,737)

Net Realized Capital Gains (Losses) on Investments	5,589,950	36,206,268	6,690,473	54,307,710	(2,510,819)
Net Change in Unrealized Appreciation (Depreciation)	(13,089,972)	(51,135,115)	(5,657,473)	(99,480,280)	(4,012,883)

Net Gain (Loss) on Investment	(7,500,022)	(14,928,847)	1,033,000	(45,172,570)	(6,523,702)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,441,579)	(16,661,266)	553,336	(45,729,850)	(5,063,672)

Increase (Decrease) in Net Assets from Contract Transactions	(7,300,359)	(17,928,909)	(5,077,892)	(45,576,136)	(15,297,282)

Total Increase (Decrease) in Net Assets	(14,741,938)	(34,590,175)	(4,524,556)	(91,305,986)	(20,360,954)

Net Assets as of December 31, 2018:	$85,205,038	$211,887,489	$27,738,213	$677,757,631	$197,187,014

Investment Income:
Reinvested Dividends	2,197,252	2,424,069	-	14,772,667	5,733,998
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,499,041	3,432,311	451,954	12,642,052	3,500,990

Net Investment Income (Loss)	698,211	(1,008,242)	(451,954)	2,130,615	2,233,008

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,398,615	25,480,824	3,928,335	38,619,469	-
Realized Gain (Loss) on Investments	(2,877,363)	2,342,042	2,842,313	13,318,368	(203,801)

Net Realized Capital Gains (Losses) on Investments	8,521,252	27,822,866	6,770,648	51,937,837	(203,801)
Net Change in Unrealized Appreciation (Depreciation)	4,633,018	18,829,483	2,037,962	77,270,939	13,177,362

Net Gain (Loss) on Investment	13,154,270	46,652,349	8,808,610	129,208,776	12,973,561

Net Increase (Decrease) in Net Assets Resulting from Operations	13,852,481	45,644,107	8,356,656	131,339,391	15,206,569

Increase (Decrease) in Net Assets from Contract Transactions	(1,703,940)	(7,553,988)	(4,864,479)	9,976,394	17,695,800

Total Increase (Decrease) in Net Assets	12,148,541	38,090,119	3,492,177	141,315,785	32,902,369

Net Assets as of December 31, 2019:	$97,353,579	$249,977,608	$31,230,390	$819,073,416	$230,089,383

See accompanying notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	American Funds -Growth Class 2 Shares	American Funds -Growth- Income Class 2 Shares	American Funds - International Class 2 Shares	BlackRock Basic Value V.I. Class I Shares	BlackRock Global Allocation V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$442,900,974	$420,162,453	$191,936,131	$21,702,345	$13,086,962

Investment Income:
Reinvested Dividends	2,124,919	6,343,618	3,595,577	369,139	108,826
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,094,717	7,278,774	3,342,873	308,551	181,201

Net Investment Income (Loss)	(5,969,798)	(935,156)	252,704	60,588	(72,375)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	48,391,290	30,234,362	9,573,365	2,139,347	425,765
Realized Gain (Loss) on Investments	4,457,417	(704,970)	3,201,138	678,010	281,818

Net Realized Capital Gains (Losses) on Investments	52,848,707	29,529,392	12,774,503	2,817,357	707,583
Net Change in Unrealized Appreciation (Depreciation)	(56,482,165)	(43,629,350)	(43,962,836)	(4,666,757)	(1,633,656)

Net Gain (Loss) on Investment	(3,633,458)	(14,099,958)	(31,188,333)	(1,849,400)	(926,073)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,603,256)	(15,035,114)	(30,935,629)	(1,788,812)	(998,448)

Increase (Decrease) in Net Assets from Contract Transactions	9,037,082	4,385,777	25,793,760	(2,063,897)	(1,678,374)

Total Increase (Decrease) in Net Assets	(566,174)	(10,649,337)	(5,141,869)	(3,852,709)	(2,676,822)

Net Assets as of December 31, 2018:	$442,334,800	$409,513,116	$186,794,262	$17,849,636	$10,410,140

Investment Income:
Reinvested Dividends	4,454,126	8,813,275	3,346,694	459,455	132,353
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,038,879	7,932,926	3,531,148	294,258	165,744

Net Investment Income (Loss)	(4,584,753)	880,349	(184,454)	165,197	(33,391)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	56,711,549	49,216,940	5,420,086	1,618,482	352,740
Realized Gain (Loss) on Investments	5,286,158	(1,716,371)	843,451	3,117	112,093

Net Realized Capital Gains (Losses) on Investments	61,997,707	47,500,569	6,263,537	1,621,599	464,833
Net Change in Unrealized Appreciation (Depreciation)	80,035,525	55,795,378	34,483,647	2,013,108	1,168,797

Net Gain (Loss) on Investment	142,033,232	103,295,947	40,747,184	3,634,707	1,633,630

Net Increase (Decrease) in Net Assets Resulting from Operations	137,448,479	104,176,296	40,562,730	3,799,904	1,600,239

Increase (Decrease) in Net Assets from Contract Transactions	99,840,350	64,600,533	21,174,894	(1,633,303)	(1,298,093)

Total Increase (Decrease) in Net Assets	237,288,829	168,776,829	61,737,624	2,166,601	302,146

Net Assets as of December 31, 2019:	$679,623,629	$578,289,945	$248,531,886	$20,016,237	$10,712,286

See accompanying notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	BlackRock High Yield V.I. Class I Shares	DFA VA Equity Allocation	DFA VA Global Bond	DFA VA Global Moderate Allocation	DFA VA International Small
	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$4,411,875	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	219,471	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58,048	-	-	-	-

Net Investment Income (Loss)	161,423	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	(1,123)	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	(1,123)	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(313,526)	-	-	-	-

Net Gain (Loss) on Investment	(314,649)	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(153,226)	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(645,691)	-	-	-	-

Total Increase (Decrease) in Net Assets	(798,917)	-	-	-	-

Net Assets as of December 31, 2018:	$3,612,958	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	199,545	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	54,336	-	-	-	-

Net Investment Income (Loss)	145,209	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	(15,482)	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	(15,482)	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	341,344	-	-	-	-

Net Gain (Loss) on Investment	325,862	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	471,071	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(432,176)	-	-	-	-

Total Increase (Decrease) in Net Assets	38,895	-	-	-	-

Net Assets as of December 31, 2019:	$3,651,853	$-	$-	$-	$-

See accompanying notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	DFA VA International Value	DFA VA Short-Term Fixed	DFA VA U.S. Large Value	DFA VA U.S. Targeted Value	Fidelity® VIP Balanced Service Class 2
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount

Net Assets as of December 31, 2017:	$-	$-	$-	$-	$382,158,570

Investment Income:
Reinvested Dividends	-	-	-	-	5,068,360
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	5,519,528

Net Investment Income (Loss)	-	-	-	-	(451,168)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	19,614,679
Realized Gain (Loss) on Investments	-	-	-	-	6,148,770

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	25,763,449
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	(48,459,536)

Net Gain (Loss) on Investment	-	-	-	-	(22,696,087)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	(23,147,255)

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	5,923,849

Total Increase (Decrease) in Net Assets	-	-	-	-	(17,223,406)

Net Assets as of December 31, 2018:	$-	$-	$-	$-	$364,935,164

Investment Income:
Reinvested Dividends	-	-	-	-	6,623,149
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	5,855,846

Net Investment Income (Loss)	-	-	-	-	767,303

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	19,237,310
Realized Gain (Loss) on Investments	-	-	-	-	5,136,333

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	24,373,643
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	57,610,293

Net Gain (Loss) on Investment	-	-	-	-	81,983,936

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	82,751,239

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	9,715,319

Total Increase (Decrease) in Net Assets	-	-	-	-	92,466,558

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$457,401,722

See accompanying notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$258,065	$579,167,529	$43,356	$48,184,382	$18,642

Investment Income:
Reinvested Dividends	1,769	2,494,459	954	879,594	47
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,597	8,300,180	303	666,709	153
Net Investment Income (Loss)	172	(5,805,721)	651	212,885	(106)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21,620	51,034,223	1,934	2,172,474	2,671
Realized Gain (Loss) on Investments	2,083	17,151,788	327	1,024,575	258
Net Realized Capital Gains (Losses) on Investments	23,703	68,186,011	2,261	3,197,049	2,929
Net Change in Unrealized Appreciation (Depreciation)	(40,170)	(105,225,469)	(6,659)	(7,643,072)	(2,912)
Net Gain (Loss) on Investment	(16,467)	(37,039,458)	(4,398)	(4,446,023)	17

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,295)	(42,845,179)	(3,747)	(4,233,138)	(89)

Increase (Decrease) in Net Assets from Contract Transactions	(20,408)	(41,551,871)	(1,576)	(6,211,153)	(992)

Total Increase (Decrease) in Net Assets	(36,703)	(84,397,050)	(5,323)	(10,444,291)	(1,081)

Net Assets as of December 31, 2018:	$221,362	$494,770,479	$38,033	$37,740,091	$17,561

Investment Income:
Reinvested Dividends	943	1,315,196	864	720,868	53
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,599	8,431,892	306	606,408	158
Net Investment Income (Loss)	(656)	(7,116,696)	558	114,460	(105)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	28,268	65,307,186	2,679	2,708,730	1,223
Realized Gain (Loss) on Investments	11,284	4,777,581	247	552,417	245
Net Realized Capital Gains (Losses) on Investments	39,552	70,084,767	2,926	3,261,147	1,468
Net Change in Unrealized Appreciation (Depreciation)	26,129	84,849,473	6,428	5,636,243	4,343
Net Gain (Loss) on Investment	65,681	154,934,240	9,354	8,897,390	5,811

Net Increase (Decrease) in Net Assets Resulting from Operations	65,025	147,817,544	9,912	9,011,850	5,706

Increase (Decrease) in Net Assets from Contract Transactions	(78,037)	28,790,941	(1,514)	(5,238,020)	(946)

Total Increase (Decrease) in Net Assets	(13,012)	176,608,485	8,398	3,773,830	4,760

Net Assets as of December 31, 2019:	$208,350	$671,378,964	$46,431	$41,513,921	$22,321

See accompanying notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Value Strategies Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$40,016,140	$2,711,713	$108,346	$374,376,908	$330,169

Investment Income:
Reinvested Dividends	16,492	2,369	652	1,437,146	2,997
Investment Expense:
Mortality and Expense Risk and Administrative Charges	591,086	39,014	666	5,342,934	2,257
Net Investment Income (Loss)	(574,594)	(36,645)	(14)	(3,905,788)	740

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,700,663	150,648	8,670	32,160,139	14,038
Realized Gain (Loss) on Investments	3,611,091	474,380	654	6,025,991	(5,806)
Net Realized Capital Gains (Losses) on Investments	9,311,754	625,028	9,324	38,186,130	8,232
Net Change in Unrealized Appreciation (Depreciation)	(8,969,884)	(304,192)	(23,703)	(89,722,843)	(73,222)
Net Gain (Loss) on Investment	341,870	320,836	(14,379)	(51,536,713)	(64,990)

Net Increase (Decrease) in Net Assets Resulting from Operations	(232,724)	284,191	(14,393)	(55,442,501)	(64,250)

Increase (Decrease) in Net Assets from Contract Transactions	(6,087,010)	(649,439)	(11,283)	(30,103,231)	(10,630)

Total Increase (Decrease) in Net Assets	(6,319,734)	(365,248)	(25,676)	(85,545,732)	(74,880)

Net Assets as of December 31, 2018:	$33,696,406	$2,346,465	$82,670	$288,831,176	$255,289

Investment Income:
Reinvested Dividends	20,908	-	514	2,263,157	5,152
Investment Expense:
Mortality and Expense Risk and Administrative Charges	562,709	42,297	391	4,781,255	1,963
Net Investment Income (Loss)	(541,801)	(42,297)	123	(2,518,098)	3,189

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,381,287	229,667	9,939	35,860,054	27,000
Realized Gain (Loss) on Investments	2,699,314	148,960	(9,861)	(3,292,640)	(21,057)
Net Realized Capital Gains (Losses) on Investments	5,080,601	378,627	78	32,567,414	5,943
Net Change in Unrealized Appreciation (Depreciation)	5,689,979	537,896	15,696	31,784,357	79,266
Net Gain (Loss) on Investment	10,770,580	916,523	15,774	64,351,771	85,209

Net Increase (Decrease) in Net Assets Resulting from Operations	10,228,779	874,226	15,897	61,833,673	88,398

Increase (Decrease) in Net Assets from Contract Transactions	(4,821,646)	(216,372)	(43,142)	3,930,362	(2,634)

Total Increase (Decrease) in Net Assets	5,407,133	657,854	(27,245)	65,764,035	85,764

Net Assets as of December 31, 2019:	$39,103,539	$3,004,319	$55,425	$354,595,211	$341,053

See accompanying notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Fidelity® VIP Value Strategies Service Class 2	Franklin Allocation Class 4 Shares	Franklin Income Class 2 Shares	Franklin Mutual Shares Class 2 Shares	Franklin Templeton Foreign Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$149,707,366	$104,865,929	$76,044,090	$17,081,386	$32,841,409

Investment Income:
Reinvested Dividends	1,011,720	2,663,278	3,328,980	368,906	777,061
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,073,720	1,536,772	1,023,792	233,440	441,133
Net Investment Income (Loss)	(1,062,000)	1,126,506	2,305,188	135,466	335,928

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,379,381	2,179,614	-	574,432	-
Realized Gain (Loss) on Investments	3,097,543	(43,118)	1,036,646	535,517	406,202
Net Realized Capital Gains (Losses) on Investments	9,476,924	2,136,496	1,036,646	1,109,949	406,202
Net Change in Unrealized Appreciation (Depreciation)	(35,838,580)	(12,814,671)	(7,030,985)	(2,802,329)	(5,652,067)
Net Gain (Loss) on Investment	(26,361,656)	(10,678,175)	(5,994,339)	(1,692,380)	(5,245,865)

Net Increase (Decrease) in Net Assets Resulting from Operations	(27,423,656)	(9,551,669)	(3,689,151)	(1,556,914)	(4,909,937)

Increase (Decrease) in Net Assets from Contract Transactions	(5,287,263)	(20,304,661)	(12,420,005)	(2,199,957)	(4,608,750)

Total Increase (Decrease) in Net Assets	(32,710,919)	(29,856,330)	(16,109,156)	(3,756,871)	(9,518,687)

Net Assets as of December 31, 2018:	$116,996,447	$75,009,599	$59,934,934	$13,324,515	$23,322,722

Investment Income:
Reinvested Dividends	2,122,018	2,521,846	3,242,366	243,769	396,020
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,078,951	1,253,233	888,397	202,021	346,481
Net Investment Income (Loss)	43,067	1,268,613	2,353,969	41,748	49,539

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,426,804	4,851,571	979,963	1,303,445	236,381
Realized Gain (Loss) on Investments	(1,185,482)	(1,012,709)	682,347	385,893	(95,813)
Net Realized Capital Gains (Losses) on Investments	11,241,322	3,838,862	1,662,310	1,689,338	140,568
Net Change in Unrealized Appreciation (Depreciation)	27,337,715	7,257,683	4,130,408	852,859	2,141,308
Net Gain (Loss) on Investment	38,579,037	11,096,545	5,792,718	2,542,197	2,281,876

Net Increase (Decrease) in Net Assets Resulting from Operations	38,622,104	12,365,158	8,146,687	2,583,945	2,331,415

Increase (Decrease) in Net Assets from Contract Transactions	11,948,833	(13,378,938)	(10,272,960)	(2,198,024)	(3,586,945)

Total Increase (Decrease) in Net Assets	50,570,937	(1,013,780)	(2,126,273)	385,921	(1,255,530)

Net Assets as of December 31, 2019:	$167,567,384	$73,995,819	$57,808,661	$13,710,436	$22,067,192

See accompanying notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Invesco V.I. American Franchise Series II Shares	Janus Henderson - Enterprise Service Shares	Janus Henderson - Global Research Service Shares	Janus Henderson - Mid Cap Value Service Shares	MFS® New Discovery Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$7,305,661	$22,591,758	$29,147,018	$3,228,213	$44,936,194

Investment Income:
Reinvested Dividends	-	30,151	264,104	26,976	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	109,445	336,993	410,761	44,126	682,331
Net Investment Income (Loss)	(109,445)	(306,842)	(146,657)	(17,150)	(682,331)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	466,002	1,110,104	-	267,993	6,339,944
Realized Gain (Loss) on Investments	540,953	1,657,479	2,273,173	21,836	1,658,627
Net Realized Capital Gains (Losses) on Investments	1,006,955	2,767,583	2,273,173	289,829	7,998,571
Net Change in Unrealized Appreciation (Depreciation)	(1,171,656)	(2,727,077)	(4,181,013)	(738,753)	(7,955,942)
Net Gain (Loss) on Investment	(164,701)	40,506	(1,907,840)	(448,924)	42,629

Net Increase (Decrease) in Net Assets Resulting from Operations	(274,146)	(266,336)	(2,054,497)	(466,074)	(639,702)

Increase (Decrease) in Net Assets from Contract Transactions	(1,117,449)	(2,568,178)	(4,185,499)	(196,035)	(6,673,551)

Total Increase (Decrease) in Net Assets	(1,391,595)	(2,834,514)	(6,239,996)	(662,109)	(7,313,253)

Net Assets as of December 31, 2018:	$5,914,066	$19,757,244	$22,907,022	$2,566,104	$37,622,941

Investment Income:
Reinvested Dividends	-	11,147	209,044	43,252	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	98,317	335,171	367,067	42,648	649,844
Net Investment Income (Loss)	(98,317)	(324,024)	(158,023)	604	(649,844)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	950,874	1,386,900	1,514,428	220,528	8,415,374
Realized Gain (Loss) on Investments	436,465	1,897,708	1,863,928	(424)	1,152,956
Net Realized Capital Gains (Losses) on Investments	1,387,339	3,284,608	3,378,356	220,104	9,568,330
Net Change in Unrealized Appreciation (Depreciation)	616,117	3,268,698	2,572,028	490,722	5,011,410
Net Gain (Loss) on Investment	2,003,456	6,553,306	5,950,384	710,826	14,579,740

Net Increase (Decrease) in Net Assets Resulting from Operations	1,905,139	6,229,282	5,792,361	711,430	13,929,896

Increase (Decrease) in Net Assets from Contract Transactions	(1,015,338)	(3,118,559)	(3,539,782)	(140,391)	(6,862,980)

Total Increase (Decrease) in Net Assets	889,801	3,110,723	2,252,579	571,039	7,066,916

Net Assets as of December 31, 2019:	$6,803,867	$22,867,967	$25,159,601	$3,137,143	$44,689,857

See accompanying notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	MFS® Total Return Service Class	NVIT Emerging Markets Class D Shares	Rational Insider Buying VA	Rational Trend Aggregation VA	State Street Total Return V.I.S. Class 3 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$50,663,588	$21,682	$2,476,679	$1,769,682	$57,477,545

Investment Income:
Reinvested Dividends	901,922	70	15,064	61,560	1,027,740
Investment Expense:
Mortality and Expense Risk and Administrative Charges	684,652	98	32,038	21,256	904,553
Net Investment Income (Loss)	217,270	(28)	(16,974)	40,304	123,187

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,076,836	-	100,840	-	10,847,520
Realized Gain (Loss) on Investments	1,923,864	82	(245,228)	(1,146)	1,253,802
Net Realized Capital Gains (Losses) on Investments	4,000,700	82	(144,388)	(1,146)	12,101,322
Net Change in Unrealized Appreciation (Depreciation)	(7,499,871)	(3,942)	9,063	(132,851)	(16,719,837)
Net Gain (Loss) on Investment	(3,499,171)	(3,860)	(135,325)	(133,997)	(4,618,515)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,281,901)	(3,888)	(152,299)	(93,693)	(4,495,328)

Increase (Decrease) in Net Assets from Contract Transactions	(6,817,023)	(285)	(435,979)	(305,011)	(4,370,666)

Total Increase (Decrease) in Net Assets	(10,098,924)	(4,173)	(588,278)	(398,704)	(8,865,994)

Net Assets as of December 31, 2018:	$40,564,664	$17,509	$1,888,401	$1,370,978	$48,611,551

Investment Income:
Reinvested Dividends	874,270	414	-	28,140	1,070,124
Investment Expense:
Mortality and Expense Risk and Administrative Charges	618,768	93	26,092	16,336	815,848
Net Investment Income (Loss)	255,502	321	(26,092)	11,804	254,276

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,117,782	-	330,085	-	-
Realized Gain (Loss) on Investments	1,588,777	68	(315,862)	(42,404)	(2,003,683)
Net Realized Capital Gains (Losses) on Investments	2,706,559	68	14,223	(42,404)	(2,003,683)
Net Change in Unrealized Appreciation (Depreciation)	4,069,210	3,432	394,113	105,590	8,292,530
Net Gain (Loss) on Investment	6,775,769	3,500	408,336	63,186	6,288,847

Net Increase (Decrease) in Net Assets Resulting from Operations	7,031,271	3,821	382,244	74,990	6,543,123

Increase (Decrease) in Net Assets from Contract Transactions	(6,015,809)	(282)	(588,658)	(442,193)	(2,953,883)

Total Increase (Decrease) in Net Assets	1,015,462	3,539	(206,414)	(367,203)	3,589,240

Net Assets as of December 31, 2019:	$41,580,126	$21,048	$1,681,987	$1,003,775	$52,200,791

See accompanying notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA 60/40 Allocation Service Class	TA Aegon High Yield Bond Initial Class	TA Aegon High Yield Bond Service Class	TA Aegon U.S. Government Securities Initial Class
	Subaccount(1)	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$-	$82,935,784	$157,652,721	$65,046,767

Investment Income:
Reinvested Dividends	-	4,803,811	9,081,105	1,801,119
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,257	1,134,796	2,197,967	909,475
Net Investment Income (Loss)	(27,257)	3,669,015	6,883,138	891,644

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(9,588)	(662,004)	(1,048,014)	(2,543,945)
Net Realized Capital Gains (Losses) on Investments	(9,588)	(662,004)	(1,048,014)	(2,543,945)
Net Change in Unrealized Appreciation (Depreciation)	(361,181)	(5,738,382)	(11,960,675)	831,313
Net Gain (Loss) on Investment	(370,769)	(6,400,386)	(13,008,689)	(1,712,632)

Net Increase (Decrease) in Net Assets Resulting from Operations	(398,026)	(2,731,371)	(6,125,551)	(820,988)

Increase (Decrease) in Net Assets from Contract Transactions	7,957,827	(12,687,646)	(14,115,742)	(2,011,064)

Total Increase (Decrease) in Net Assets	7,559,801	(15,419,017)	(20,241,293)	(2,832,052)

Net Assets as of December 31, 2018:	$7,559,801	$67,516,767	$137,411,428	$62,214,715

Investment Income:
Reinvested Dividends	28,333	4,514,414	8,817,946	1,295,320
Investment Expense:
Mortality and Expense Risk and Administrative Charges	197,245	1,067,545	2,076,125	970,239
Net Investment Income (Loss)	(168,912)	3,446,869	6,741,821	325,081

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21,063	-	-	-
Realized Gain (Loss) on Investments	109,459	(381,155)	(298,140)	(2,216,242)
Net Realized Capital Gains (Losses) on Investments	130,522	(381,155)	(298,140)	(2,216,242)
Net Change in Unrealized Appreciation (Depreciation)	2,559,973	5,346,463	10,448,923	4,869,715
Net Gain (Loss) on Investment	2,690,495	4,965,308	10,150,783	2,653,473

Net Increase (Decrease) in Net Assets Resulting from Operations	2,521,583	8,412,177	16,892,604	2,978,554

Increase (Decrease) in Net Assets from Contract Transactions	15,057,777	(3,545,897)	1,183,172	(2,173,409)

Total Increase (Decrease) in Net Assets	17,579,360	4,866,280	18,075,776	805,145

Net Assets as of December 31, 2019:	$25,139,161	$72,383,047	$155,487,204	$63,019,860

See accompanying notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Aegon U.S. Government Securities Service Class	TA American Funds Managed Risk -Balanced Service Class	TA Barrow Hanley Dividend Focused Initial Class	TA Barrow Hanley Dividend Focused Service Class	TA BlackRock Global Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$198,887,348	$652,612,767	$400,085,233	$184,816,342	$1,370,732,763

Investment Income:
Reinvested Dividends	4,495,288	6,179,142	7,680,832	3,230,567	14,147,367
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,637,035	9,593,574	5,359,548	2,467,327	17,717,611
Net Investment Income (Loss)	1,858,253	(3,414,432)	2,321,284	763,240	(3,570,244)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	23,701,607	-	-	13,664,203
Realized Gain (Loss) on Investments	(11,098,320)	9,808,407	35,262,540	12,052,134	17,963,660
Net Realized Capital Gains (Losses) on Investments	(11,098,320)	33,510,014	35,262,540	12,052,134	31,627,863
Net Change in Unrealized Appreciation (Depreciation)	7,982,314	(84,432,499)	(82,401,218)	(34,763,229)	(139,096,319)
Net Gain (Loss) on Investment	(3,116,006)	(50,922,485)	(47,138,678)	(22,711,095)	(107,468,456)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,257,753)	(54,336,917)	(44,817,394)	(21,947,855)	(111,038,700)

Increase (Decrease) in Net Assets from Contract Transactions	121,067,933	126,039,608	(56,370,913)	(23,679,473)	(158,671,215)

Total Increase (Decrease) in Net Assets	119,810,180	71,702,691	(101,188,307)	(45,627,328)	(269,709,915)

Net Assets as of December 31, 2018:	$318,697,528	$724,315,458	$298,896,926	$139,189,014	$1,101,022,848

Investment Income:
Reinvested Dividends	3,749,792	10,357,467	7,809,530	3,412,904	10,556,258
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,174,920	10,947,262	4,723,485	2,187,316	15,534,231
Net Investment Income (Loss)	574,872	(589,795)	3,086,045	1,225,588	(4,977,973)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	19,343,664	47,985,181	23,577,688	46,258,602
Realized Gain (Loss) on Investments	(868,591)	7,909,277	16,832,285	6,478,014	15,236,495
Net Realized Capital Gains (Losses) on Investments	(868,591)	27,252,941	64,817,466	30,055,702	61,495,097
Net Change in Unrealized Appreciation (Depreciation)	11,436,754	96,675,825	(5,112,750)	(1,348,904)	112,916,895
Net Gain (Loss) on Investment	10,568,163	123,928,766	59,704,716	28,706,798	174,411,992

Net Increase (Decrease) in Net Assets Resulting from Operations	11,143,035	123,338,971	62,790,761	29,932,386	169,434,019

Increase (Decrease) in Net Assets from Contract Transactions	(138,555,248)	92,886,661	(37,892,505)	(5,135,796)	(133,073,774)

Total Increase (Decrease) in Net Assets	(127,412,213)	216,225,632	24,898,256	24,796,590	36,360,245

Net Assets as of December 31, 2019:	$191,285,315	$940,541,090	$323,795,182	$163,985,604	$1,137,383,093

See accompanying notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA BlackRock Global Allocation Managed Risk - Balanced Service Class	TA BlackRock Global Allocation Managed Risk - Growth Service Class	TA BlackRock Global Real Estate Securities Initial Class	TA BlackRock Global Real Estate Securities Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$198,315,259	$208,532,393	$45,370,142	$87,690,297

Investment Income:
Reinvested Dividends	2,586,089	2,550,098	3,489,249	6,318,328
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,867,457	2,758,739	611,899	1,140,464
Net Investment Income (Loss)	(281,368)	(208,641)	2,877,350	5,177,864

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,672,362	-	-
Realized Gain (Loss) on Investments	(1,264,990)	(1,212,505)	846,951	67,515
Net Realized Capital Gains (Losses) on Investments	(1,264,990)	459,857	846,951	67,515
Net Change in Unrealized Appreciation (Depreciation)	(19,185,140)	(23,964,658)	(8,522,670)	(14,750,973)
Net Gain (Loss) on Investment	(20,450,130)	(23,504,801)	(7,675,719)	(14,683,458)

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,731,498)	(23,713,442)	(4,798,369)	(9,505,594)

Increase (Decrease) in Net Assets from Contract Transactions	39,190,066	(5,419,377)	(4,880,100)	(9,960,648)

Total Increase (Decrease) in Net Assets	18,458,568	(29,132,819)	(9,678,469)	(19,466,242)

Net Assets as of December 31, 2018:	$216,773,827	$179,399,574	$35,691,673	$68,224,055

Investment Income:
Reinvested Dividends	7,293,995	6,251,984	370,613	466,477
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,172,228	2,536,294	616,460	1,103,251
Net Investment Income (Loss)	4,121,767	3,715,690	(245,847)	(636,774)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(676,577)	(805,233)	580,149	370,381
Net Realized Capital Gains (Losses) on Investments	(676,577)	(805,233)	580,149	370,381
Net Change in Unrealized Appreciation (Depreciation)	26,642,324	25,498,256	8,035,199	15,958,137
Net Gain (Loss) on Investment	25,965,747	24,693,023	8,615,348	16,328,518

Net Increase (Decrease) in Net Assets Resulting from Operations	30,087,514	28,408,713	8,369,501	15,691,744

Increase (Decrease) in Net Assets from Contract Transactions	24,595,727	(10,982,866)	(1,976,241)	2,120,987

Total Increase (Decrease) in Net Assets	54,683,241	17,425,847	6,393,260	17,812,731

Net Assets as of December 31, 2019:	$271,457,068	$196,825,421	$42,084,933	$86,036,786

See accompanying notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA BlackRock Government Money Market Initial Class	TA BlackRock Government Money Market Service Class	TA BlackRock iShares Edge 100 Service Class	TA BlackRock iShares Edge 40 Initial Class	TA BlackRock iShares Edge 40 Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$89,165,490	$296,558,369	$39,921,039	$19,894,941	$324,322,394

Investment Income:
Reinvested Dividends	1,579,630	2,621,215	499,500	351,672	5,013,195
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,363,382	4,237,802	484,094	273,732	4,171,345
Net Investment Income (Loss)	216,248	(1,616,587)	15,406	77,940	841,850

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	487,976	-	-
Realized Gain (Loss) on Investments	-	-	2,206,755	563,431	6,384,143
Net Realized Capital Gains (Losses) on Investments	-	-	2,694,731	563,431	6,384,143
Net Change in Unrealized Appreciation (Depreciation)	-	-	(5,174,265)	(1,671,886)	(24,843,508)
Net Gain (Loss) on Investment	-	-	(2,479,534)	(1,108,455)	(18,459,365)

Net Increase (Decrease) in Net Assets Resulting from Operations	216,248	(1,616,587)	(2,464,128)	(1,030,515)	(17,617,515)

Increase (Decrease) in Net Assets from Contract Transactions	3,354,828	44,939,274	(2,536,990)	(2,026,981)	(29,431,955)

Total Increase (Decrease) in Net Assets	3,571,076	43,322,687	(5,001,118)	(3,057,496)	(47,049,470)

Net Assets as of December 31, 2018:	$92,736,566	$339,881,056	$34,919,921	$16,837,445	$277,272,924

Investment Income:
Reinvested Dividends	1,686,454	5,653,632	626,168	391,854	5,645,815
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,366,550	4,440,272	473,704	261,366	3,904,379
Net Investment Income (Loss)	319,904	1,213,360	152,464	130,488	1,741,436

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,219,459	2,317,945	37,870,056
Realized Gain (Loss) on Investments	-	-	1,898,312	226,711	5,303,499
Net Realized Capital Gains (Losses) on Investments	-	-	3,117,771	2,544,656	43,173,555
Net Change in Unrealized Appreciation (Depreciation)	-	-	5,075,222	(458,790)	(8,549,938)
Net Gain (Loss) on Investment	-	-	8,192,993	2,085,866	34,623,617

Net Increase (Decrease) in Net Assets Resulting from Operations	319,904	1,213,360	8,345,457	2,216,354	36,365,053

Increase (Decrease) in Net Assets from Contract Transactions	(4,336,580)	7,786,812	6,371,639	(1,057,248)	(21,145,048)

Total Increase (Decrease) in Net Assets	(4,016,676)	9,000,172	14,717,096	1,159,106	15,220,005

Net Assets as of December 31, 2019:	$88,719,890	$348,881,228	$49,637,017	$17,996,551	$292,492,929

See accompanying notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA BlackRock iShares Edge 50 Service Class	TA BlackRock iShares Edge 75 Service Class	TA BlackRock Tactical Allocation Service Class	TA Greystone International Growth Initial Class	TA Greystone International Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$63,218,179	$26,367,946	$1,483,799,252	$86,501,729	$116,136,840

Investment Income:
Reinvested Dividends	934,670	366,297	13,538,055	1,034,176	1,010,086
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,192,147	475,470	19,357,222	1,215,170	1,461,482
Net Investment Income (Loss)	(257,477)	(109,173)	(5,819,167)	(180,994)	(451,396)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	553,348	210,784	61,423,750	439,658	545,933
Realized Gain (Loss) on Investments	1,188,982	815,599	14,676,114	3,167,716	2,772,957
Net Realized Capital Gains (Losses) on Investments	1,742,330	1,026,383	76,099,864	3,607,374	3,318,890
Net Change in Unrealized Appreciation (Depreciation)	(6,443,198)	(4,774,889)	(146,301,675)	(20,077,369)	(23,762,175)
Net Gain (Loss) on Investment	(4,700,868)	(3,748,506)	(70,201,811)	(16,469,995)	(20,443,285)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,958,345)	(3,857,679)	(76,020,978)	(16,650,989)	(20,894,681)

Increase (Decrease) in Net Assets from Contract Transactions	78,270,232	37,636,794	(173,996,350)	731,991	(10,800,517)

Total Increase (Decrease) in Net Assets	73,311,887	33,779,115	(250,017,328)	(15,918,998)	(31,695,198)

Net Assets as of December 31, 2018:	$136,530,066	$60,147,061	$1,233,781,924	$70,582,731	$84,441,642

Investment Income:
Reinvested Dividends	1,969,582	878,838	27,573,072	1,259,165	1,298,907
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,483,236	1,113,578	17,551,880	1,135,974	1,270,664
Net Investment Income (Loss)	(513,654)	(234,740)	10,021,192	123,191	28,243

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	328,264	343,237	58,205,494	12,642,872	15,913,433
Realized Gain (Loss) on Investments	1,523,470	1,664,980	9,408,834	1,389,794	(55,812)
Net Realized Capital Gains (Losses) on Investments	1,851,734	2,008,217	67,614,328	14,032,666	15,857,621
Net Change in Unrealized Appreciation (Depreciation)	25,003,545	12,561,203	104,577,838	3,340,386	5,485,976
Net Gain (Loss) on Investment	26,855,279	14,569,420	172,192,166	17,373,052	21,343,597

Net Increase (Decrease) in Net Assets Resulting from Operations	26,341,625	14,334,680	182,213,358	17,496,243	21,371,840

Increase (Decrease) in Net Assets from Contract Transactions	138,449,508	43,445,406	(159,140,653)	(5,170,671)	(4,118,139)

Total Increase (Decrease) in Net Assets	164,791,133	57,780,086	23,072,705	12,325,572	17,253,701

Net Assets as of December 31, 2019:	$301,321,199	$117,927,147	$1,256,854,629	$82,908,303	$101,695,343

See accompanying notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA International Equity Index Service Class	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Initial Class	TA Janus Mid-Cap Growth Service Class	TA JPMorgan Asset Allocation - Conservative Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$6,948,109	$836,976,066	$73,761,288	$83,552,225	$171,462,292

Investment Income:
Reinvested Dividends	59,350	12,660,967	45,377	-	3,001,075
Investment Expense:
Mortality and Expense Risk and Administrative Charges	183,098	11,792,056	1,155,201	1,297,601	2,489,809
Net Investment Income (Loss)	(123,748)	868,911	(1,109,824)	(1,297,601)	511,266

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	33,317	20,853,678	3,366,181	4,267,026	6,774,998
Realized Gain (Loss) on Investments	(77,179)	19,406,380	2,475,641	(16,669)	860,650
Net Realized Capital Gains (Losses) on Investments	(43,862)	40,260,058	5,841,822	4,250,357	7,635,648
Net Change in Unrealized Appreciation (Depreciation)	(2,630,636)	(54,836,781)	(6,344,302)	(6,211,549)	(16,899,790)
Net Gain (Loss) on Investment	(2,674,498)	(14,576,723)	(502,480)	(1,961,192)	(9,264,142)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,798,246)	(13,707,812)	(1,612,304)	(3,258,793)	(8,752,876)

Increase (Decrease) in Net Assets from Contract Transactions	12,117,307	17,648,306	(4,246,526)	6,073,369	(16,065,938)

Total Increase (Decrease) in Net Assets	9,319,061	3,940,494	(5,858,830)	2,814,576	(24,818,814)

Net Assets as of December 31, 2018:	$16,267,170	$840,916,560	$67,902,458	$86,366,801	$146,643,478

Investment Income:
Reinvested Dividends	334,189	12,795,919	59,569	-	4,021,659
Investment Expense:
Mortality and Expense Risk and Administrative Charges	337,267	12,702,405	1,224,394	1,618,318	2,369,211
Net Investment Income (Loss)	(3,078)	93,514	(1,164,825)	(1,618,318)	1,652,448

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	41,824,793	4,349,173	6,837,388	5,700,562
Realized Gain (Loss) on Investments	(135,583)	20,844,499	1,641,706	1,897,475	(878,145)
Net Realized Capital Gains (Losses) on Investments	(135,583)	62,669,292	5,990,879	8,734,863	4,822,417
Net Change in Unrealized Appreciation (Depreciation)	4,464,035	105,890,877	18,470,273	24,665,173	10,925,791
Net Gain (Loss) on Investment	4,328,452	168,560,169	24,461,152	33,400,036	15,748,208

Net Increase (Decrease) in Net Assets Resulting from Operations	4,325,374	168,653,683	23,296,327	31,781,718	17,400,656

Increase (Decrease) in Net Assets from Contract Transactions	17,431,110	(10,790,985)	(3,852,135)	28,764,837	(7,403,337)

Total Increase (Decrease) in Net Assets	21,756,484	157,862,698	19,444,192	60,546,555	9,997,319

Net Assets as of December 31, 2019:	$38,023,654	$998,779,258	$87,346,650	$146,913,356	$156,640,797

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA JPMorgan Asset Allocation - Conservative Service Class	TA JPMorgan Asset Allocation - Growth Initial Class	TA JPMorgan Asset Allocation - Growth Service Class	TA JPMorgan Asset Allocation - Moderate Initial Class	TA JPMorgan Asset Allocation - Moderate Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$1,060,315,451	$298,478,723	$221,484,340	$416,447,113	$5,252,747,161

Investment Income:
Reinvested Dividends	15,847,756	5,223,935	3,521,544	6,928,437	81,347,678
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,742,943	4,305,863	3,002,950	5,997,673	69,686,661
Net Investment Income (Loss)	2,104,813	918,072	518,594	930,764	11,661,017

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,677,776	18,191,915	14,076,903	18,845,225	256,019,570
Realized Gain (Loss) on Investments	4,529,697	19,457,960	10,244,804	11,850,980	61,697,605
Net Realized Capital Gains (Losses) on Investments	46,207,473	37,649,875	24,321,707	30,696,205	317,717,175
Net Change in Unrealized Appreciation (Depreciation)	(103,685,355)	(70,044,986)	(49,804,894)	(57,132,801)	(677,778,857)
Net Gain (Loss) on Investment	(57,477,882)	(32,395,111)	(25,483,187)	(26,436,596)	(360,061,682)

Net Increase (Decrease) in Net Assets Resulting from Operations	(55,373,069)	(31,477,039)	(24,964,593)	(25,505,832)	(348,400,665)

Increase (Decrease) in Net Assets from Contract Transactions	(94,266,024)	(27,107,213)	(17,341,615)	(30,993,241)	14,217,256

Total Increase (Decrease) in Net Assets	(149,639,093)	(58,584,252)	(42,306,208)	(56,499,073)	(334,183,409)

Net Assets as of December 31, 2018:	$910,676,358	$239,894,471	$179,178,132	$359,948,040	$4,918,563,752

Investment Income:
Reinvested Dividends	21,899,427	4,527,036	3,022,979	7,966,067	103,500,480
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,634,475	4,008,069	2,792,683	5,593,563	68,505,750
Net Investment Income (Loss)	9,264,952	518,967	230,296	2,372,504	34,994,730

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	34,604,041	23,963,437	18,922,082	20,645,466	302,364,885
Realized Gain (Loss) on Investments	(245,861)	8,989,542	6,110,169	6,471,186	31,801,302
Net Realized Capital Gains (Losses) on Investments	34,358,180	32,952,979	25,032,251	27,116,652	334,166,187
Net Change in Unrealized Appreciation (Depreciation)	62,790,804	22,457,917	17,953,400	20,801,701	350,549,046
Net Gain (Loss) on Investment	97,148,984	55,410,896	42,985,651	47,918,353	684,715,233

Net Increase (Decrease) in Net Assets Resulting from Operations	106,413,936	55,929,863	43,215,947	50,290,857	719,709,963

Increase (Decrease) in Net Assets from Contract Transactions	(21,092,148)	(19,424,451)	1,096,100	(35,264,924)	43,284,638

Total Increase (Decrease) in Net Assets	85,321,788	36,505,412	44,312,047	15,025,933	762,994,601

Net Assets as of December 31, 2019:	$995,998,146	$276,399,883	$223,490,179	$374,973,973	$5,681,558,353

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA JPMorgan Asset Allocation - Moderate Growth Initial Class	TA JPMorgan Asset Allocation - Moderate Growth Service Class	TA JPMorgan Core Bond Service Class	TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Enhanced Index Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$524,868,709	$3,718,610,494	$234,929,539	$127,335,985	$67,683,559

Investment Income:
Reinvested Dividends	9,390,133	58,762,585	6,770,495	1,384,628	572,214
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,650,250	51,355,778	3,040,880	1,848,269	951,427
Net Investment Income (Loss)	1,739,883	7,406,807	3,729,615	(463,641)	(379,213)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26,047,189	187,392,076	-	5,424,515	2,840,685
Realized Gain (Loss) on Investments	14,059,267	69,163,160	(1,159,861)	10,283,542	2,899,333
Net Realized Capital Gains (Losses) on Investments	40,106,456	256,555,236	(1,159,861)	15,708,057	5,740,018
Net Change in Unrealized Appreciation (Depreciation)	(83,530,865)	(562,233,629)	(5,870,507)	(24,335,163)	(10,260,406)
Net Gain (Loss) on Investment	(43,424,409)	(305,678,393)	(7,030,368)	(8,627,106)	(4,520,388)

Net Increase (Decrease) in Net Assets Resulting from Operations	(41,684,526)	(298,271,586)	(3,300,753)	(9,090,747)	(4,899,601)

Increase (Decrease) in Net Assets from Contract Transactions	(33,202,167)	(307,003,337)	575,578	(7,223,910)	(5,547,398)

Total Increase (Decrease) in Net Assets	(74,886,693)	(605,274,923)	(2,725,175)	(16,314,657)	(10,446,999)

Net Assets as of December 31, 2018:	$449,982,016	$3,113,335,571	$232,204,364	$111,021,328	$57,236,560

Investment Income:
Reinvested Dividends	10,297,797	62,033,956	5,829,954	1,473,131	667,969
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,203,295	45,805,115	3,207,349	1,867,272	961,506
Net Investment Income (Loss)	3,094,502	16,228,841	2,622,605	(394,141)	(293,537)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	39,638,519	273,114,762	-	14,476,252	8,244,698
Realized Gain (Loss) on Investments	7,508,112	36,546,559	(7,598)	3,942,233	2,224,941
Net Realized Capital Gains (Losses) on Investments	47,146,631	309,661,321	(7,598)	18,418,485	10,469,639
Net Change in Unrealized Appreciation (Depreciation)	28,677,461	207,656,012	13,619,569	13,119,264	6,856,296
Net Gain (Loss) on Investment	75,824,092	517,317,333	13,611,971	31,537,749	17,325,935

Net Increase (Decrease) in Net Assets Resulting from Operations	78,918,594	533,546,174	16,234,576	31,143,608	17,032,398

Increase (Decrease) in Net Assets from Contract Transactions	(33,919,824)	(369,437,731)	19,361,671	(6,757,316)	5,305,348

Total Increase (Decrease) in Net Assets	44,998,770	164,108,443	35,596,247	24,386,292	22,337,746

Net Assets as of December 31, 2019:	$494,980,786	$3,277,444,014	$267,800,611	$135,407,620	$79,574,306

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA JPMorgan International Moderate Growth Initial Class	TA JPMorgan International Moderate Growth Service Class	TA JPMorgan Mid Cap Value Service Class	TA JPMorgan Tactical Allocation Service Class	TA Legg Mason Dynamic Allocation - Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$95,215	$660,356,626	$234,010,120	$1,290,836,386	$1,134,168,274

Investment Income:
Reinvested Dividends	2,233	13,470,218	1,432,946	22,962,363	15,067,413
Investment Expense:
Mortality and Expense Risk and Administrative Charges	419	8,981,260	3,201,315	15,281,519	14,001,932
Net Investment Income (Loss)	1,814	4,488,958	(1,768,369)	7,680,844	1,065,481

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	939	6,298,142	5,152,137	33,757,295	-
Realized Gain (Loss) on Investments	174	12,472,817	(15,026,561)	16,392,735	9,338,234
Net Realized Capital Gains (Losses) on Investments	1,113	18,770,959	(9,874,424)	50,150,030	9,338,234
Net Change in Unrealized Appreciation (Depreciation)	(14,415)	(107,695,361)	(17,979,187)	(112,457,264)	(58,464,232)
Net Gain (Loss) on Investment	(13,302)	(88,924,402)	(27,853,611)	(62,307,234)	(49,125,998)

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,488)	(84,435,444)	(29,621,980)	(54,626,390)	(48,060,517)

Increase (Decrease) in Net Assets from Contract Transactions	760	(38,544,128)	(18,266,603)	(84,627,921)	(98,479,266)

Total Increase (Decrease) in Net Assets	(10,728)	(122,979,572)	(47,888,583)	(139,254,311)	(146,539,783)

Net Assets as of December 31, 2018:	$84,487	$537,377,054	$186,121,537	$1,151,582,075	$987,628,491

Investment Income:
Reinvested Dividends	2,172	11,037,318	2,563,789	24,774,954	16,395,325
Investment Expense:
Mortality and Expense Risk and Administrative Charges	412	7,716,048	3,049,410	14,706,061	13,284,556
Net Investment Income (Loss)	1,760	3,321,270	(485,621)	10,068,893	3,110,769

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,630	44,291,180	20,249,433	14,785,175	25,956,607
Realized Gain (Loss) on Investments	39	5,339,556	(9,376,975)	12,322,780	9,350,639
Net Realized Capital Gains (Losses) on Investments	7,669	49,630,736	10,872,458	27,107,955	35,307,246
Net Change in Unrealized Appreciation (Depreciation)	5,186	27,838,581	35,147,700	81,596,842	100,709,631
Net Gain (Loss) on Investment	12,855	77,469,317	46,020,158	108,704,797	136,016,877

Net Increase (Decrease) in Net Assets Resulting from Operations	14,615	80,790,587	45,534,537	118,773,690	139,127,646

Increase (Decrease) in Net Assets from Contract Transactions	1,093	(61,670,384)	5,820,491	(49,756,104)	(78,607,471)

Total Increase (Decrease) in Net Assets	15,708	19,120,203	51,355,028	69,017,586	60,520,175

Net Assets as of December 31, 2019:	$100,195	$556,497,257	$237,476,565	$1,220,599,661	$1,048,148,666

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Legg Mason Dynamic Allocation - Growth Service Class	TA Levin Large Cap Value Service Class	TA Madison Diversified Income Service Class	TA Managed Risk - Balanced ETF Service Class	TA Managed Risk - Conservative ETF Service Class
	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$502,210,785	$-	$130,445,023	$6,047,882,818	$771,558,640

Investment Income:
Reinvested Dividends	5,806,082	1,482	1,976,292	97,641,728	13,084,632
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,449,680	6,380	1,800,864	73,668,583	9,394,838
Net Investment Income (Loss)	(643,598)	(4,898)	175,428	23,973,145	3,689,794

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,124	2,720,664	-	4,837,108
Realized Gain (Loss) on Investments	3,828,946	(30,272)	1,968,821	54,494,346	5,410,902
Net Realized Capital Gains (Losses) on Investments	3,828,946	(25,148)	4,689,485	54,494,346	10,248,010
Net Change in Unrealized Appreciation (Depreciation)	(30,755,065)	(179,166)	(7,617,650)	(404,234,504)	(48,743,422)
Net Gain (Loss) on Investment	(26,926,119)	(204,314)	(2,928,165)	(349,740,158)	(38,495,412)

Net Increase (Decrease) in Net Assets Resulting from Operations	(27,569,717)	(209,212)	(2,752,737)	(325,767,013)	(34,805,618)

Increase (Decrease) in Net Assets from Contract Transactions	(44,624,255)	2,309,422	8,095,572	(423,881,274)	(65,065,173)

Total Increase (Decrease) in Net Assets	(72,193,972)	2,100,210	5,342,835	(749,648,287)	(99,870,791)

Net Assets as of December 31, 2018:	$430,016,813	$2,100,210	$135,787,858	$5,298,234,531	$671,687,849

Investment Income:
Reinvested Dividends	6,040,645	16,101	2,462,521	107,283,277	13,679,281
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,936,951	78,908	2,118,885	68,568,677	8,529,586
Net Investment Income (Loss)	103,694	(62,807)	343,636	38,714,600	5,149,695

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,179,641	20,620	4,200,418	142,916,040	32,802,567
Realized Gain (Loss) on Investments	2,775,208	(3,336)	3,250,970	45,100,331	5,395,206
Net Realized Capital Gains (Losses) on Investments	17,954,849	17,284	7,451,388	188,016,371	38,197,773
Net Change in Unrealized Appreciation (Depreciation)	44,595,902	707,781	11,824,331	497,514,740	25,540,454
Net Gain (Loss) on Investment	62,550,751	725,065	19,275,719	685,531,111	63,738,227

Net Increase (Decrease) in Net Assets Resulting from Operations	62,654,445	662,258	19,619,355	724,245,711	68,887,922

Increase (Decrease) in Net Assets from Contract Transactions	(44,885,639)	8,181,982	23,980,323	(452,442,136)	(74,440,307)

Total Increase (Decrease) in Net Assets	17,768,806	8,844,240	43,599,678	271,803,575	(5,552,385)

Net Assets as of December 31, 2019:	$447,785,619	$10,944,450	$179,387,536	$5,570,038,106	$666,135,464

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Managed Risk - Growth ETF Service Class	TA Market Participation Strategy Service Class	TA Morgan Stanley Capital Growth Initial Class	TA Morgan Stanley Capital Growth Service Class	TA Multi-Managed Balanced Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$2,942,924,332	$434,408,630	$126,618,578	$91,705,626	$91,688,505

Investment Income:
Reinvested Dividends	43,797,138	1,514,085	-	-	1,305,412
Investment Expense:
Mortality and Expense Risk and Administrative Charges	36,526,279	5,722,074	2,191,411	1,627,984	1,343,982
Net Investment Income (Loss)	7,270,859	(4,207,989)	(2,191,411)	(1,627,984)	(38,570)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	22,758,494	25,470,999	20,904,609	3,575,667
Realized Gain (Loss) on Investments	30,891,031	8,288,939	9,831,505	4,864,513	1,675,709
Net Realized Capital Gains (Losses) on Investments	30,891,031	31,047,433	35,302,504	25,769,122	5,251,376
Net Change in Unrealized Appreciation (Depreciation)	(259,742,997)	(42,625,001)	(26,946,700)	(21,201,498)	(9,700,319)
Net Gain (Loss) on Investment	(228,851,966)	(11,577,568)	8,355,804	4,567,624	(4,448,943)

Net Increase (Decrease) in Net Assets Resulting from Operations	(221,581,107)	(15,785,557)	6,164,393	2,939,640	(4,487,513)

Increase (Decrease) in Net Assets from Contract Transactions	(336,695,914)	(36,532,420)	1,930,545	14,089,524	(3,108,542)

Total Increase (Decrease) in Net Assets	(558,277,021)	(52,317,977)	8,094,938	17,029,164	(7,596,055)

Net Assets as of December 31, 2018:	$2,384,647,311	$382,090,653	$134,713,516	$108,734,790	$84,092,450

Investment Income:
Reinvested Dividends	42,797,231	3,518,646	-	-	1,506,296
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,281,521	5,336,769	2,887,113	2,548,949	1,351,658
Net Investment Income (Loss)	10,515,710	(1,818,123)	(2,887,113)	(2,548,949)	154,638

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	212,911,928	58,220,832	12,616,763	14,649,508	5,711,081
Realized Gain (Loss) on Investments	18,804,655	4,359,375	12,126,792	5,416,085	996,245
Net Realized Capital Gains (Losses) on Investments	231,716,583	62,580,207	24,743,555	20,065,593	6,707,326
Net Change in Unrealized Appreciation (Depreciation)	160,009,671	621,541	20,999,733	16,433,537	9,445,988
Net Gain (Loss) on Investment	391,726,254	63,201,748	45,743,288	36,499,130	16,153,314

Net Increase (Decrease) in Net Assets Resulting from Operations	402,241,964	61,383,625	42,856,175	33,950,181	16,307,952

Increase (Decrease) in Net Assets from Contract Transactions	(310,212,088)	(49,814,141)	194,871,962	219,360,845	(3,277,657)

Total Increase (Decrease) in Net Assets	92,029,876	11,569,484	237,728,137	253,311,026	13,030,295

Net Assets as of December 31, 2019:	$2,476,677,187	$393,660,137	$372,441,653	$362,045,816	$97,122,745

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA Multi-Managed Balanced Service Class	TA Multi-Manager Alternative Strategies Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class	TA PIMCO Tactical - Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$1,284,175,277	$1,693,399	$628,788,296	$282,866,000	$373,518,260

Investment Income:
Reinvested Dividends	14,847,460	22,797	18,658,999	8,809,747	10,869,857
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,189,595	28,603	7,944,792	3,617,385	4,918,397
Net Investment Income (Loss)	(1,342,135)	(5,806)	10,714,207	5,192,362	5,951,460

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	48,714,193	-	42,700,937	16,690,186	35,212,761
Realized Gain (Loss) on Investments	20,819,384	(23,217)	4,423,636	778,339	2,226,561
Net Realized Capital Gains (Losses) on Investments	69,533,577	(23,217)	47,124,573	17,468,525	37,439,322
Net Change in Unrealized Appreciation (Depreciation)	(128,885,983)	(139,444)	(104,778,512)	(39,474,660)	(74,559,617)
Net Gain (Loss) on Investment	(59,352,406)	(162,661)	(57,653,939)	(22,006,135)	(37,120,295)

Net Increase (Decrease) in Net Assets Resulting from Operations	(60,694,541)	(168,467)	(46,939,732)	(16,813,773)	(31,168,835)

Increase (Decrease) in Net Assets from Contract Transactions	(109,676,702)	1,286,925	(67,325,248)	(28,255,348)	(31,289,447)

Total Increase (Decrease) in Net Assets	(170,371,243)	1,118,458	(114,264,980)	(45,069,121)	(62,458,282)

Net Assets as of December 31, 2018:	$1,113,804,034	$2,811,857	$514,523,316	$237,796,879	$311,059,978

Investment Income:
Reinvested Dividends	17,292,347	26,160	874,129	239,713	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,700,112	40,920	7,271,934	3,387,981	4,561,470
Net Investment Income (Loss)	1,592,235	(14,760)	(6,397,805)	(3,148,268)	(4,561,470)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	77,203,898	-	-	-	-
Realized Gain (Loss) on Investments	13,946,970	(14,093)	1,164,739	33,534	(36,653)
Net Realized Capital Gains (Losses) on Investments	91,150,868	(14,093)	1,164,739	33,534	(36,653)
Net Change in Unrealized Appreciation (Depreciation)	124,185,551	245,520	94,354,402	40,138,371	64,403,621
Net Gain (Loss) on Investment	215,336,419	231,427	95,519,141	40,171,905	64,366,968

Net Increase (Decrease) in Net Assets Resulting from Operations	216,928,654	216,667	89,121,336	37,023,637	59,805,498

Increase (Decrease) in Net Assets from Contract Transactions	(69,033,651)	1,494,224	(58,503,994)	(17,066,920)	(26,637,950)

Total Increase (Decrease) in Net Assets	147,895,003	1,710,891	30,617,342	19,956,717	33,167,548

Net Assets as of December 31, 2019:	$1,261,699,037	$4,522,748	$545,140,658	$257,753,596	$344,227,526

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA PIMCO Total Return Initial Class	TA PIMCO Total Return Service Class	TA PineBridge Inflation Opportunities Service Class	TA ProFunds UltraBear Service Class (OAM)	TA QS Investors Active Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$174,652,447	$803,609,896	$173,872,830	$13,176,394	$413,363,455

Investment Income:
Reinvested Dividends	4,236,479	18,104,995	2,751,819	-	6,104,859
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,470,480	10,331,170	2,263,201	244,312	4,972,206
Net Investment Income (Loss)	1,765,999	7,773,825	488,618	(244,312)	1,132,653

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	835,303	3,972,488	-	-	-
Realized Gain (Loss) on Investments	(1,280,843)	(6,767,030)	(1,336,184)	(6,885,074)	2,479,755
Net Realized Capital Gains (Losses) on Investments	(445,540)	(2,794,542)	(1,336,184)	(6,885,074)	2,479,755
Net Change in Unrealized Appreciation (Depreciation)	(5,075,373)	(24,147,025)	(3,999,746)	8,531,109	(19,615,118)
Net Gain (Loss) on Investment	(5,520,913)	(26,941,567)	(5,335,930)	1,646,035	(17,135,363)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,754,914)	(19,167,742)	(4,847,312)	1,401,723	(16,002,710)

Increase (Decrease) in Net Assets from Contract Transactions	(13,029,812)	(66,682,839)	(14,530,388)	20,446,889	(49,395,080)

Total Increase (Decrease) in Net Assets	(16,784,726)	(85,850,581)	(19,377,700)	21,848,612	(65,397,790)

Net Assets as of December 31, 2018:	$157,867,721	$717,759,315	$154,495,130	$35,025,006	$347,965,665

Investment Income:
Reinvested Dividends	4,096,823	16,331,128	3,497,099	-	6,782,317
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,509,833	9,767,345	2,087,831	288,058	4,427,169
Net Investment Income (Loss)	1,586,990	6,563,783	1,409,268	(288,058)	2,355,148

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	25,680,357
Realized Gain (Loss) on Investments	(1,944)	(2,044,052)	(594,665)	(6,815,895)	2,015,097
Net Realized Capital Gains (Losses) on Investments	(1,944)	(2,044,052)	(594,665)	(6,815,895)	27,695,454
Net Change in Unrealized Appreciation (Depreciation)	8,914,092	42,661,676	9,179,315	(5,687,350)	2,337,458
Net Gain (Loss) on Investment	8,912,148	40,617,624	8,584,650	(12,503,245)	30,032,912

Net Increase (Decrease) in Net Assets Resulting from Operations	10,499,138	47,181,407	9,993,918	(12,791,303)	32,388,060

Increase (Decrease) in Net Assets from Contract Transactions	(5,783,092)	(43,524,458)	(16,149,953)	(9,603,119)	(41,008,791)

Total Increase (Decrease) in Net Assets	4,716,046	3,656,949	(6,156,035)	(22,394,422)	(8,620,731)

Net Assets as of December 31, 2019:	$162,583,767	$721,416,264	$148,339,095	$12,630,584	$339,344,934

See Accompanying Notes. (1) See Footnote 1	28

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA QS Investors Active Asset Allocation - Moderate Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class	TA Small/Mid Cap Value Initial Class	TA Small/Mid Cap Value Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$1,515,657,257	$650,551,880	$135,391,174	$129,538,718

Investment Income:
Reinvested Dividends	20,853,705	8,032,569	1,143,025	851,714
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,953,884	8,258,517	1,844,632	1,795,629
Net Investment Income (Loss)	1,899,821	(225,948)	(701,607)	(943,915)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	12,368,132	12,606,664
Realized Gain (Loss) on Investments	12,727,873	5,561,064	3,015,730	(966,116)
Net Realized Capital Gains (Losses) on Investments	12,727,873	5,561,064	15,383,862	11,640,548
Net Change in Unrealized Appreciation (Depreciation)	(92,827,700)	(48,910,125)	(30,008,418)	(26,513,092)
Net Gain (Loss) on Investment	(80,099,827)	(43,349,061)	(14,624,556)	(14,872,544)

Net Increase (Decrease) in Net Assets Resulting from Operations	(78,200,006)	(43,575,009)	(15,326,163)	(15,816,459)

Increase (Decrease) in Net Assets from Contract Transactions	(104,446,228)	(66,596,758)	(14,820,301)	(8,341,474)

Total Increase (Decrease) in Net Assets	(182,646,234)	(110,171,767)	(30,146,464)	(24,157,933)

Net Assets as of December 31, 2018:	$1,333,011,023	$540,380,113	$105,244,710	$105,380,785

Investment Income:
Reinvested Dividends	24,280,233	8,823,944	1,086,176	981,649
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,397,965	7,126,303	1,650,832	1,794,343
Net Investment Income (Loss)	6,882,268	1,697,641	(564,656)	(812,694)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	91,801,781	35,006,466	8,651,799	10,441,789
Realized Gain (Loss) on Investments	6,909,576	1,891,934	697,973	(2,125,789)
Net Realized Capital Gains (Losses) on Investments	98,711,357	36,898,400	9,349,772	8,316,000
Net Change in Unrealized Appreciation (Depreciation)	18,351,805	11,532,385	14,825,264	18,213,090
Net Gain (Loss) on Investment	117,063,162	48,430,785	24,175,036	26,529,090

Net Increase (Decrease) in Net Assets Resulting from Operations	123,945,430	50,128,426	23,610,380	25,716,396

Increase (Decrease) in Net Assets from Contract Transactions	(125,911,387)	(68,499,405)	(14,128,499)	18,532,327

Total Increase (Decrease) in Net Assets	(1,965,957)	(18,370,979)	9,481,881	44,248,723

Net Assets as of December 31, 2019:	$1,331,045,066	$522,009,134	$114,726,591	$149,629,508

See Accompanying Notes. (1) See Footnote 1	29

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class	TA TS&W International Equity Initial Class	TA TS&W International Equity Service Class	TA U.S. Equity Index Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$129,784,292	$241,993,274	$85,535,379	$43,576,774	$18,585,620

Investment Income:
Reinvested Dividends	-	-	2,061,301	928,154	85,169
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,979,112	3,560,876	1,245,467	602,413	477,235
Net Investment Income (Loss)	(1,979,112)	(3,560,876)	815,834	325,741	(392,066)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,972,336	13,658,168	-	-	55,027
Realized Gain (Loss) on Investments	8,519,912	7,137,439	2,003,257	615,171	421,454
Net Realized Capital Gains (Losses) on Investments	15,492,248	20,795,607	2,003,257	615,171	476,481
Net Change in Unrealized Appreciation (Depreciation)	(23,943,547)	(37,549,408)	(17,678,671)	(8,331,581)	(4,011,019)
Net Gain (Loss) on Investment	(8,451,299)	(16,753,801)	(15,675,414)	(7,716,410)	(3,534,538)

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,430,411)	(20,314,677)	(14,859,580)	(7,390,669)	(3,926,604)

Increase (Decrease) in Net Assets from Contract Transactions	(5,174,693)	(11,002,015)	3,070,398	(202,308)	32,250,789

Total Increase (Decrease) in Net Assets	(15,605,104)	(31,316,692)	(11,789,182)	(7,592,977)	28,324,185

Net Assets as of December 31, 2018:	$114,179,188	$210,676,582	$73,746,197	$35,983,797	$46,909,805

Investment Income:
Reinvested Dividends	-	-	1,110,047	486,806	515,412
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,927,301	3,699,496	1,163,623	571,529	1,393,588
Net Investment Income (Loss)	(1,927,301)	(3,699,496)	(53,576)	(84,723)	(878,176)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,441,168	30,319,550	1,226,180	657,504	-
Realized Gain (Loss) on Investments	6,005,618	3,394,216	708,350	365,263	2,401,194
Net Realized Capital Gains (Losses) on Investments	19,446,786	33,713,766	1,934,530	1,022,767	2,401,194
Net Change in Unrealized Appreciation (Depreciation)	16,120,170	37,296,641	11,910,780	6,187,515	22,743,215
Net Gain (Loss) on Investment	35,566,956	71,010,407	13,845,310	7,210,282	25,144,409

Net Increase (Decrease) in Net Assets Resulting from Operations	33,639,655	67,310,911	13,791,734	7,125,559	24,266,233

Increase (Decrease) in Net Assets from Contract Transactions	(11,439,096)	35,693,531	(4,280,031)	3,194,704	107,565,996

Total Increase (Decrease) in Net Assets	22,200,559	103,004,442	9,511,703	10,320,263	131,832,229

Net Assets as of December 31, 2019:	$136,379,747	$313,681,024	$83,257,900	$46,304,060	$178,742,034

See Accompanying Notes. (1) See Footnote 1	30

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	TA WMC US Growth Initial Class	TA WMC US Growth Service Class	Vanguard® - Capital Growth	Vanguard® - Conservative Allocation	Vanguard® - Diversified Value
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$276,903,733	$123,555,754	$-	$-	$-

Investment Income:
Reinvested Dividends	1,365,570	352,126	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,234,174	1,813,101	-	-	-
Net Investment Income (Loss)	(2,868,604)	(1,460,975)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,564,629	10,812,480	-	-	-
Realized Gain (Loss) on Investments	15,423,963	1,503,026	-	-	-
Net Realized Capital Gains (Losses) on Investments	38,988,592	12,315,506	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(37,477,785)	(11,992,484)	-	-	-
Net Gain (Loss) on Investment	1,510,807	323,022	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,357,797)	(1,137,953)	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(25,977,814)	(9,326,384)	-	-	-

Total Increase (Decrease) in Net Assets	(27,335,611)	(10,464,337)	-	-	-

Net Assets as of December 31, 2018:	$249,568,122	$113,091,417	$-	$-	$-

Investment Income:
Reinvested Dividends	371,499	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,741,174	2,083,424	-	-	-
Net Investment Income (Loss)	(4,369,675)	(2,083,424)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,192,674	12,787,344	-	-	-
Realized Gain (Loss) on Investments	10,842,221	5,458,155	-	-	-
Net Realized Capital Gains (Losses) on Investments	35,034,895	18,245,499	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	69,445,269	31,106,036	-	-	-
Net Gain (Loss) on Investment	104,480,164	49,351,535	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	100,110,489	47,268,111	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	110,770,947	61,999,824	-	-	-

Total Increase (Decrease) in Net Assets	210,881,436	109,267,935	-	-	-

Net Assets as of December 31, 2019:	$460,449,558	$222,359,352	$-	$-	$-

See Accompanying Notes. (1) See Footnote 1	31

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Vanguard® Balanced	Vanguard® Equity Income	Vanguard® Equity Index	Vanguard® Global Bond Index	Vanguard® Growth
	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$-	$-	$3,788,631	$-	$-

Investment Income:
Reinvested Dividends	-	-	63,247	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	31,467	-	-
Net Investment Income (Loss)	-	-	31,780	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	61,565	-	-
Realized Gain (Loss) on Investments	-	-	96,540	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	158,105	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	(443,988)	-	-
Net Gain (Loss) on Investment	-	-	(285,883)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(254,103)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	540,770	-	-

Total Increase (Decrease) in Net Assets	-	-	286,667	-	-

Net Assets as of December 31, 2018:	$-	$-	$4,075,298	$-	$-

Investment Income:
Reinvested Dividends	-	-	88,937	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	38,875	-	-
Net Investment Income (Loss)	-	-	50,062	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	116,449	-	-
Realized Gain (Loss) on Investments	-	-	85,070	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	201,519	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	965,398	-	-
Net Gain (Loss) on Investment	-	-	1,166,917	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	1,216,979	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(219,897)	-	-

Total Increase (Decrease) in Net Assets	-	-	997,082	-	-

Net Assets as of December 31, 2019:	$-	$-	$5,072,380	$-	$-

See Accompanying Notes. (1) See Footnote 1	32

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Vanguard® High Yield Bond	Vanguard® International	Vanguard® Mid-Cap Index	Vanguard® Moderate Allocation	Vanguard® Money Market
	Subaccount(1)	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$-	$2,310,758	$1,395,425	$-	$-

Investment Income:
Reinvested Dividends	-	18,303	17,685	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	17,470	11,604	-	-
Net Investment Income (Loss)	-	833	6,081	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	61,255	71,906	-	-
Realized Gain (Loss) on Investments	-	131,519	52,890	-	-
Net Realized Capital Gains (Losses) on Investments	-	192,774	124,796	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	(449,020)	(281,070)	-	-
Net Gain (Loss) on Investment	-	(256,246)	(156,274)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(255,413)	(150,193)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(195,856)	111,492	-	-

Total Increase (Decrease) in Net Assets	-	(451,269)	(38,701)	-	-

Net Assets as of December 31, 2018:	$-	$1,859,489	$1,356,724	$-	$-

Investment Income:
Reinvested Dividends	-	30,117	24,716	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	17,901	15,862	-	-
Net Investment Income (Loss)	-	12,216	8,854	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	65,677	127,406	-	-
Realized Gain (Loss) on Investments	-	54,065	4,642	-	-
Net Realized Capital Gains (Losses) on Investments	-	119,742	132,048	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	476,067	302,317	-	-
Net Gain (Loss) on Investment	-	595,809	434,365	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	608,025	443,219	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	363,456	487,137	-	-

Total Increase (Decrease) in Net Assets	-	971,481	930,356	-	-

Net Assets as of December 31, 2019:	$-	$2,830,970	$2,287,080	$-	$-

See Accompanying Notes. (1) See Footnote 1	33

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Vanguard® Real Estate Index	Vanguard® Short-Term Investment Grade	Vanguard® Total Bond Market Index	Vanguard® Total International Stock Market Index	Vanguard® Total Stock Market Index
	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2017:	$459,283	$2,959,813	$2,099,639	$-	$-

Investment Income:
Reinvested Dividends	13,743	51,894	50,257	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,357	20,334	15,774	-	-
Net Investment Income (Loss)	10,386	31,560	34,483	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,852	-	4,254	-	-
Realized Gain (Loss) on Investments	(3,052)	(6,334)	(8,784)	-	-
Net Realized Capital Gains (Losses) on Investments	13,800	(6,334)	(4,530)	-	-
Net Change in Unrealized Appreciation (Depreciation)	(53,918)	(13,811)	(46,544)	-	-
Net Gain (Loss) on Investment	(40,118)	(20,145)	(51,074)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(29,732)	11,415	(16,591)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	22,913	57,039	115,275	-	-

Total Increase (Decrease) in Net Assets	(6,819)	68,454	98,684	-	-

Net Assets as of December 31, 2018:	$452,464	$3,028,267	$2,198,323	$-	$-

Investment Income:
Reinvested Dividends	14,364	88,869	65,013	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,436	26,164	22,592	-	-
Net Investment Income (Loss)	9,928	62,705	42,421	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,960	-	-	-	-
Realized Gain (Loss) on Investments	2,015	6,591	1,324	-	-
Net Realized Capital Gains (Losses) on Investments	27,975	6,591	1,324	-	-
Net Change in Unrealized Appreciation (Depreciation)	92,650	103,276	168,929	-	-
Net Gain (Loss) on Investment	120,625	109,867	170,253	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	130,553	172,572	212,674	-	-

Increase (Decrease) in Net Assets from Contract Transactions	141,035	1,037,376	1,260,404	-	-

Total Increase (Decrease) in Net Assets	271,588	1,209,948	1,473,078	-	-

Net Assets as of December 31, 2019:	$724,052	$4,238,215	$3,671,401	$-	$-

See Accompanying Notes. (1) See Footnote 1	34

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

	Voya Global Perspectives Class S Shares	Voya Large Cap Value Class S Shares	Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Moderate Class S Shares	Wanger International
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$19,638	$1,094	$-	$-	$370,644

Investment Income:
Reinvested Dividends	519	20	-	-	7,207
Investment Expense:
Mortality and Expense Risk and Administrative Charges	255	14	-	-	1,713
Net Investment Income (Loss)	264	6	-	-	5,494

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	229	121	-	-	40,485
Realized Gain (Loss) on Investments	30	6	-	-	(14,884)
Net Realized Capital Gains (Losses) on Investments	259	127	-	-	25,601
Net Change in Unrealized Appreciation (Depreciation)	(2,311)	(233)	-	-	(95,017)
Net Gain (Loss) on Investment	(2,052)	(106)	-	-	(69,416)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,788)	(100)	-	-	(63,922)

Increase (Decrease) in Net Assets from Contract Transactions	1,367	14	-	-	(44,107)

Total Increase (Decrease) in Net Assets	(421)	(86)	-	-	(108,029)

Net Assets as of December 31, 2018:	$19,217	$1,008	$-	$-	$262,615

Investment Income:
Reinvested Dividends	700	22	-	-	2,806
Investment Expense:
Mortality and Expense Risk and Administrative Charges	271	15	-	-	1,626
Net Investment Income (Loss)	429	7	-	-	1,180

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	868	79	-	-	32,091
Realized Gain (Loss) on Investments	57	5	-	-	(2,530)
Net Realized Capital Gains (Losses) on Investments	925	84	-	-	29,561
Net Change in Unrealized Appreciation (Depreciation)	1,814	140	-	-	52,854
Net Gain (Loss) on Investment	2,739	224	-	-	82,415

Net Increase (Decrease) in Net Assets Resulting from Operations	3,168	231	-	-	83,595

Increase (Decrease) in Net Assets from Contract Transactions	(61)	(23)	-	-	23,641

Total Increase (Decrease) in Net Assets	3,107	208	-	-	107,236

Net Assets as of December 31, 2019:	$22,324	$1,216	$-	$-	$369,851

See Accompanying Notes. (1) See Footnote 1	35

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019, Except as Noted

Wanger USA
Subaccount

Net Assets as of December 31, 2017:	$-

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-
Net Investment Income (Loss)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	-
Net Realized Capital Gains (Losses) on Investments	-
Net Change in Unrealized Appreciation (Depreciation)	-
Net Gain (Loss) on Investment	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	-

Net Assets as of December 31, 2018:	$-

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-
Net Investment Income (Loss)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	-
Net Realized Capital Gains (Losses) on Investments	-
Net Change in Unrealized Appreciation (Depreciation)	-
Net Gain (Loss) on Investment	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	-

Net Assets as of December 31, 2019:	$-

See Accompanying Notes. (1) See Footnote 1	36

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

1. Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, MEMBERS® Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM Variable Annuity, MEMBERS® LandmarkSM Variable Annuity, Transamerica FreedomSM Variable Annuity, MEMBERS® FreedomSM Variable Annuity, Transamerica Advisor Elite II, Transamerica Income EliteSM II, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Variable Annuity O-Share, Transamerica ABC Variable Annuity Series, Transamerica 123 Variable Annuity, Transamerica ExtraSM Variable Annuity, MEMBERS® ExtraSM Variable Annuity, Transamerica LibertySSM Variable Annuity, MEMBERS® LibertySM Variable Annuity, Transamerica Advisor EliteSM Variable Annuity, Income EliteSM Variable Annuity, Transamerica AxiomSM Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Transamerica I-Share Variable Annuity, Transamerica InspireSM Variable Annuity, and Transamerica Advisory Annuity.

The TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares

AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares

AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares

American Funds Insurance Series®	American Funds Insurance Series®

American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares

American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares

American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares

American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares

American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares

BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares

BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares

BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares

DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.

DFA VA Equity Allocation	DFA VA Equity Allocation Portfolio

DFA VA Global Bond	DFA VA Global Bond Portfolio

DFA VA Global Moderate Allocation	DFA VA Global Moderate Allocation Portfolio

DFA VA International Small	DFA VA International Small Portfolio

DFA VA International Value	DFA VA International Value Portfolio

DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio

DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio

37

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.

DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio

Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund

Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2

Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class

Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2

Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class

Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2

Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class

Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2

Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2

Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class

Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2

Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class

Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2

Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust

Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares

Franklin Income Class 2 Shares	Franklin Income Class Fund 2 Shares

Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares

Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares

Janus Aspen Series	Janus Aspen Series

Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares

Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares

Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares

MFS® Variable Insurance Trust	MFS® Variable Insurance Trust

MFS® New Discovery Service Class	MFS® New Discovery Series Service Class

MFS® Total Return Service Class	MFS® Total Return Series Service Class

Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust

NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Fund Class D Shares

Mutual Fund and Variable Insurance Trust	Mutual Fund and Variable Insurance Trust

Rational Insider Buying VA	Rational Insider Buying VA Fund

Rational Trend Aggregation VA	Rational Trend Aggregation VA Fund

State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.

State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares

Transamerica Series Trust	Transamerica Series Trust

TA 60/40 Allocation Service Class	Transamerica 60/40 Allocation VP Service Class

TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class

TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class

TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class

TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class

TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class

38

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Transamerica Series Trust	Transamerica Series Trust

TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class

TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class

TA BlackRock Equity Smart Beta 100 Service Class	Transamerica BlackRock Equity Smart Beta 100 VP Service Class

TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP Service Class

TA BlackRock Global Allocation Managed Risk - Growth Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP Service Class

TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class

TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class

TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class

TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class

TA BlackRock Smart Beta 40 Initial Class	Transamerica BlackRock Smart Beta 40 VP Initial Class

TA BlackRock Smart Beta 40 Service Class	Transamerica BlackRock Smart Beta 40 VP Service Class

TA BlackRock Smart Beta 50 Service Class	Transamerica BlackRock Smart Beta 50 VP Service Class

TA BlackRock Smart Beta 75 Service Class	Transamerica BlackRock Smart Beta 75 VP Service Class

TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class

TA Greystone International Growth Initial Class	Transamerica Greystone International Growth VP Initial Class

TA Greystone International Growth Service Class	Transamerica Greystone International Growth VP Service Class

TA International Equity Index Service Class	Transamerica International Equity Index VP Service Class

TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class

TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class

TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class

TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class

TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class

TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class

TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class

TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class

TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class

TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class

TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class

TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class

TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class

TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class

39

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Transamerica Series Trust	Transamerica Series Trust

TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class

TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class

TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class

TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class

TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class

TA Levin Large Cap Value Service Class	Transamerica Levin Large Cap Value VP Service Class

TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class

TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class

TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class

TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class

TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class

TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class

TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class

TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class

TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class

TA Multi-Manager Alternative Strategies Service Class	Transamerica Multi-Manager Alternative Strategies VP Service Class

TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class

TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class

TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class

TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class

TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class

TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class

TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)

TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class

TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class

TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class

TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class

TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class

TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class

TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class

TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class

TA U.S. Equity Index Service Class	Transamerica U.S. Equity Index VP Service Class

TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

40

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund

Vanguard® - Capital Growth	Vanguard® - Capital Growth Portfolio

Vanguard® - Conservative Allocation	Vanguard® - Conservative Allocation Portfolio

Vanguard® - Diversified Value	Vanguard® - Diversified Value Portfolio

Vanguard® Balanced	Vanguard® Balanced Portfolio

Vanguard® Equity Income	Vanguard® Equity Income Portfolio

Vanguard® Equity Index	Vanguard® Equity Index Portfolio

Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio

Vanguard® Growth	Vanguard® Growth Portfolio

Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio

Vanguard® International	Vanguard® International Portfolio

Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio

Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio

Vanguard® Money Market	Vanguard® Money Market Portfolio

Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio

Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio

Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio

Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio

Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio

Voya Investors Trust	Voya Investors Trust

Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares

Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares

Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.

Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares

Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares

Wanger Advisors Trust	Wanger Advisors Trust

Wanger International	Wanger International

Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date

DFA VA Equity Allocation	December 23, 2019

DFA VA Global Bond	December 23, 2019

DFA VA Global Moderate Allocation	December 23, 2019

DFA VA International Small	December 23, 2019

DFA VA International Value	December 23, 2019

DFA VA Short-Term Fixed	December 23, 2019

DFA VA U.S. Large Value	December 23, 2019

DFA VA U.S. Targeted Value	December 23, 2019

Vanguard® - Capital Growth	December 23, 2019

Vanguard® - Conservative Allocation	December 23, 2019

Vanguard® - Diversified Value	December 23, 2019

41

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date

Vanguard® Balanced	December 23, 2019

Vanguard® Equity Income	December 23, 2019

Vanguard® Global Bond Index	December 23, 2019

Vanguard® Growth	December 23, 2019

Vanguard® High Yield Bond	December 23, 2019

Vanguard® Moderate Allocation	December 23, 2019

Vanguard® Money Market	December 23, 2019

Vanguard® Total International Stock Market Index	December 23, 2019

Vanguard® Total Stock Market Index	December 23, 2019

TA 60/40 Allocation Service Class	May 1, 2018

TA Levin Large Cap Value Service Class	May 1, 2018

TA International Equity Index Service Class	May 1, 2017

TA U.S. Equity Index Service Class	May 1, 2017

NVIT Emerging Markets Class D Shares	August 4, 2016

TA BlackRock Equity Smart Beta 100 Service Class	March 21, 2016

TA BlackRock Smart Beta 50 Service Class	March 21, 2016

TA BlackRock Smart Beta 75 Service Class	March 21, 2016

TA American Funds Managed Risk - Balanced Service Class	May 1, 2015

Voya Global Perspectives Class S Shares	May 1, 2015

Voya Large Cap Value Class S Shares	May 1, 2015

Voya Strategic Allocation Conservative Class S Shares	May 1, 2015

Voya Strategic Allocation Moderate Class S Shares	May 1, 2015

The following subaccount name changes were made effective during the fiscal year ended December 31, 2019:
Subaccount	Formerly

Franklin Allocation Class 4 Shares	Franklin Founding Funds Allocation Class 4 Shares

TA BlackRock iShares Edge 100 Service Class	TA BlackRock Equity Smart Beta 100 Service Class

TA BlackRock iShares Edge 40 Initial Class	TA BlackRock Smart Beta 40 Initial Class

TA BlackRock iShares Edge 40 Service Class	TA BlackRock Smart Beta 40 Service Class

TA BlackRock iShares Edge 50 Service Class	TA BlackRock Smart Beta 50 Service Class

TA BlackRock iShares Edge 75 Service Class	TA BlackRock Smart Beta 75 Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:
Reinvested Subaccount	Liquidated Subaccount

TA JPMorgan Asset Allocation - Moderate Service Class	TA Madison Balanced Allocation Service Class

TA JPMorgan Asset Allocation - Conservative Service Class	TA Madison Conservative Allocation Service Class

TA Morgan Stanley Capital Growth Initial Class	TA Jennison Growth Initial Class

TA Morgan Stanley Capital Growth Service Class	TA Jennison Growth Service Class

TA WMC US Growth Initial Class	TA Torray Concentrated Growth Initial Class

TA WMC US Growth Service Class	TA Torray Concentrated Growth Service Class

42

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2019.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2019.

43

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2019 were as follows:

Subaccount	Purchases	Sales

AB Balanced Wealth Strategy Class B Shares	$31,952,148	$21,559,345

AB Growth and Income Class B Shares	54,487,153	37,568,713

AB Large Cap Growth Class B Shares	4,065,747	5,453,813

American Funds - Asset Allocation Class 2 Shares	167,695,449	116,969,084

American Funds - Bond Class 2 Shares	64,918,041	44,989,178

American Funds - Growth Class 2 Shares	224,604,695	72,637,482

American Funds - Growth-Income Class 2 Shares	172,285,406	57,587,421

American Funds - International Class 2 Shares	65,921,186	39,510,665

BlackRock Basic Value V.I. Class I Shares	2,366,669	2,216,294

BlackRock Global Allocation V.I. Class I Shares	497,036	1,475,785

BlackRock High Yield V.I. Class I Shares	353,073	639,608

DFA VA Equity Allocation	100	100

DFA VA Global Bond	100	100

DFA VA Global Moderate Allocation	100	100

DFA VA International Small	101	101

DFA VA International Value	100	100

DFA VA Short-Term Fixed	100	100

DFA VA U.S. Large Value	100	100

DFA VA U.S. Targeted Value	100	100

Fidelity® VIP Balanced Service Class 2	90,971,644	61,251,483

Fidelity® VIP Contrafund® Initial Class	57,770	108,203

Fidelity® VIP Contrafund® Service Class 2	164,261,021	77,279,362

Fidelity® VIP Equity-Income Initial Class	3,544	1,820

Fidelity® VIP Equity-Income Service Class 2	3,735,121	6,150,000

Fidelity® VIP Growth Initial Class	1,276	1,109

Fidelity® VIP Growth Service Class 2	2,580,256	5,562,347

Fidelity® VIP Growth Opportunities Service Class 2	247,135	276,144

Fidelity® VIP Mid Cap Initial Class	14,407	47,488

Fidelity® VIP Mid Cap Service Class 2	82,666,387	45,394,008

Fidelity® VIP Value Strategies Initial Class	124,511	96,955

Fidelity® VIP Value Strategies Service Class 2	45,067,155	20,648,563

Franklin Allocation Class 4 Shares	7,615,325	14,874,029

Franklin Income Class 2 Shares	4,364,442	11,303,187

Franklin Mutual Shares Class 2 Shares	1,583,378	2,436,217

Franklin Templeton Foreign Class 2 Shares	683,072	3,984,103

Invesco V.I. American Franchise Series II Shares	971,309	1,134,124

44

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

3. Investments (continued)

Subaccount	Purchases	Sales

Janus Henderson - Enterprise Service Shares	$1,580,593	$3,636,331

Janus Henderson - Global Research Service Shares	1,882,660	4,066,076

Janus Henderson - Mid Cap Value Service Shares	287,667	206,920

MFS® New Discovery Service Class	8,444,348	7,541,866

MFS® Total Return Service Class	2,097,354	6,739,881

NVIT Emerging Markets Class D Shares	414	376

Rational Insider Buying VA	373,348	658,031

Rational Trend Aggregation VA	74,779	505,166

State Street Total Return V.I.S. Class 3 Shares	9,008,401	11,708,029

TA 60/40 Allocation Service Class	17,881,581	2,971,651

TA Aegon High Yield Bond Initial Class	10,903,449	11,002,442

TA Aegon High Yield Bond Service Class	36,550,773	28,625,785

TA Aegon U.S. Government Securities Initial Class	16,732,214	18,578,349

TA Aegon U.S. Government Securities Service Class	82,247,168	220,227,416

TA American Funds Managed Risk - Balanced Service Class	180,194,335	68,553,530

TA Barrow Hanley Dividend Focused Initial Class	56,858,257	43,679,567

TA Barrow Hanley Dividend Focused Service Class	48,736,957	29,069,500

TA BlackRock Global Allocation Service Class	82,228,633	174,021,908

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	50,977,089	22,259,589

TA BlackRock Global Allocation Managed Risk - Growth Service Class	15,842,543	23,109,666

TA BlackRock Global Real Estate Securities Initial Class	4,090,552	6,312,638

TA BlackRock Global Real Estate Securities Service Class	16,079,249	14,594,955

TA BlackRock Government Money Market Initial Class	38,441,068	42,457,624

TA BlackRock Government Money Market Service Class	330,065,214	321,064,236

TA BlackRock iShares Edge 100 Service Class	17,989,722	10,246,153

TA BlackRock iShares Edge 40 Initial Class	3,673,231	2,282,073

TA BlackRock iShares Edge 40 Service Class	63,881,547	45,415,231

TA BlackRock iShares Edge 50 Service Class	150,150,828	11,886,671

TA BlackRock iShares Edge 75 Service Class	55,918,187	12,364,292

TA BlackRock Tactical Allocation Service Class	104,235,044	195,148,621

TA Greystone International Growth Initial Class	18,249,334	10,653,941

TA Greystone International Growth Service Class	27,501,346	15,677,708

TA International Equity Index Service Class	27,139,318	9,711,291

TA Janus Balanced Service Class	138,259,211	107,131,758

TA Janus Mid-Cap Growth Initial Class	10,406,336	11,074,141

TA Janus Mid-Cap Growth Service Class	52,557,504	18,573,667

45

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

3. Investments (continued)

Subaccount	Purchases	Sales

TA JPMorgan Asset Allocation - Conservative Initial Class	$26,121,650	$26,177,799

TA JPMorgan Asset Allocation - Conservative Service Class	172,391,286	149,614,429

TA JPMorgan Asset Allocation - Growth Initial Class	38,180,370	33,122,248

TA JPMorgan Asset Allocation - Growth Service Class	51,864,454	31,616,020

TA JPMorgan Asset Allocation - Moderate Initial Class	38,786,895	51,034,046

TA JPMorgan Asset Allocation - Moderate Service Class	909,359,981	528,716,588

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	63,657,743	54,844,736

TA JPMorgan Asset Allocation - Moderate Growth Service Class	385,305,406	465,399,581

TA JPMorgan Core Bond Service Class	58,534,339	36,549,970

TA JPMorgan Enhanced Index Initial Class	26,286,717	18,961,883

TA JPMorgan Enhanced Index Service Class	27,535,645	14,279,141

TA JPMorgan International Moderate Growth Initial Class	11,660	1,177

TA JPMorgan International Moderate Growth Service Class	66,357,384	80,415,706

TA JPMorgan Mid Cap Value Service Class	56,987,525	31,403,137

TA JPMorgan Tactical Allocation Service Class	95,607,689	120,509,288

TA Legg Mason Dynamic Allocation - Balanced Service Class	67,128,769	116,668,661

TA Legg Mason Dynamic Allocation - Growth Service Class	29,838,948	59,441,150

TA Levin Large Cap Value Service Class	8,832,985	693,191

TA Madison Diversified Income Service Class	50,131,186	21,606,801

TA Managed Risk - Balanced ETF Service Class	339,163,975	609,975,662

TA Managed Risk - Conservative ETF Service Class	81,525,064	118,012,828

TA Managed Risk - Growth ETF Service Class	299,714,056	386,499,016

TA Market Participation Strategy Service Class	67,796,537	61,208,149

TA Morgan Stanley Capital Growth Initial Class	242,322,196	37,720,512

TA Morgan Stanley Capital Growth Service Class	268,192,152	36,730,866

TA Multi-Managed Balanced Initial Class	15,062,016	12,473,944

TA Multi-Managed Balanced Service Class	144,601,198	134,838,470

TA Multi-Manager Alternative Strategies Service Class	2,154,547	675,083

TA PIMCO Tactical - Balanced Service Class	12,205,271	77,106,805

TA PIMCO Tactical - Conservative Service Class	19,926,860	40,142,104

TA PIMCO Tactical - Growth Service Class	10,058,166	41,257,840

TA PIMCO Total Return Initial Class	21,302,255	25,493,843

TA PIMCO Total Return Service Class	79,420,730	116,381,179

TA PineBridge Inflation Opportunities Service Class	12,457,825	27,198,306

TA ProFunds UltraBear Service Class (OAM)	3,952,803	13,844,136

TA QS Investors Active Asset Allocation - Conservative Service Class	42,491,449	55,464,875

46

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

3. Investments (continued)

Subaccount	Purchases	Sales

TA QS Investors Active Asset Allocation - Moderate Service Class	$146,029,159	$173,256,705

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	54,570,443	86,365,703

TA Small/Mid Cap Value Initial Class	10,860,220	16,901,557

TA Small/Mid Cap Value Service Class	47,677,255	19,515,808

TA T. Rowe Price Small Cap Initial Class	20,376,325	20,301,436

TA T. Rowe Price Small Cap Service Class	99,452,191	37,138,651

TA TS&W International Equity Initial Class	7,475,980	10,583,392

TA TS&W International Equity Service Class	11,112,816	7,345,273

TA U.S. Equity Index Service Class	131,000,921	24,313,113

TA WMC US Growth Initial Class	180,239,270	49,644,906

TA WMC US Growth Service Class	99,173,936	26,470,061

Vanguard® - Capital Growth	100	100

Vanguard® - Conservative Allocation	100	100

Vanguard® - Diversified Value	100	100

Vanguard® Balanced	101	101

Vanguard® Equity Income	100	100

Vanguard® Equity Index	354,666	408,050

Vanguard® Global Bond Index	100	100

Vanguard® Growth	101	101

Vanguard® High Yield Bond	100	100

Vanguard® International	753,852	312,504

Vanguard® Mid-Cap Index	886,165	262,765

Vanguard® Moderate Allocation	100	100

Vanguard® Money Market	100	100

Vanguard® Real Estate Index	272,256	95,336

Vanguard® Short-Term Investment Grade	1,855,032	754,949

Vanguard® Total Bond Market Index	1,446,679	143,853

Vanguard® Total International Stock Market Index	101	101

Vanguard® Total Stock Market Index	100	100

Voya Global Perspectives Class S Shares	1,800	565

Voya Large Cap Value Class S Shares	102	38

Voya Strategic Allocation Conservative Class S Shares	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-

Wanger International	91,620	34,704

Wanger USA	-	-

47

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Wealth Strategy Class B Shares	2,959,076	(6,440,582)	(3,481,506)	1,523,685	(6,437,660)	(4,913,975)

AB Growth and Income Class B Shares	5,551,354	(10,807,465)	(5,256,111)	9,595,504	(15,344,653)	(5,749,149)

AB Large Cap Growth Class B Shares	57,187	(2,046,034)	(1,988,847)	138,842	(2,286,335)	(2,147,493)

American Funds - Asset Allocation Class 2 Shares	15,423,351	(33,800,670)	(18,377,319)	13,571,099	(46,829,771)	(33,258,672)

American Funds - Bond Class 2 Shares	11,266,535	(12,890,890)	(1,624,355)	8,426,991	(16,200,396)	(7,773,405)

American Funds - Growth Class 2 Shares	9,734,417	(11,227,793)	(1,493,376)	7,066,954	(12,783,085)	(5,716,131)

American Funds - Growth-Income Class 2 Shares	7,710,257	(8,182,891)	(472,634)	4,675,592	(8,885,565)	(4,209,973)

American Funds - International Class 2 Shares	6,507,223	(9,429,935)	(2,922,712)	9,557,859	(11,556,136)	(1,998,277)

BlackRock Basic Value V.I. Class I Shares	106,420	(670,597)	(564,177)	685,055	(1,248,500)	(563,445)

BlackRock Global Allocation V.I. Class I Shares	4,526	(569,915)	(565,389)	252,934	(1,092,678)	(839,744)

BlackRock High Yield V.I. Class I Shares	57,510	(224,475)	(166,965)	109,957	(364,534)	(254,577)

DFA VA Equity Allocation	-	-	-	-	-	-

DFA VA Global Bond	-	-	-	-	-	-

DFA VA Global Moderate Allocation	-	-	-	-	-	-

DFA VA International Small	-	-	-	-	-	-

DFA VA International Value	-	-	-	-	-	-

DFA VA Short-Term Fixed	-	-	-	-	-	-

DFA VA U.S. Large Value	-	-	-	-	-	-

DFA VA U.S. Targeted Value	-	-	-	-	-	-

Fidelity® VIP Balanced Service Class 2	9,152,604	(21,146,988)	(11,994,384)	12,989,014	(23,270,282)	(10,281,268)

Fidelity® VIP Contrafund® Initial Class	13,009	(41,036)	(28,027)	21	(7,630)	(7,609)

Fidelity® VIP Contrafund® Service Class 2	10,752,191	(17,951,593)	(7,199,402)	11,614,079	(29,537,801)	(17,923,722)

Fidelity® VIP Equity-Income Initial Class	-	(818)	(818)	-	(879)	(879)

Fidelity® VIP Equity-Income Service Class 2	165,667	(2,692,956)	(2,527,289)	352,664	(3,484,818)	(3,132,154)

Fidelity® VIP Growth Initial Class	-	(377)	(377)	-	(420)	(420)

Fidelity® VIP Growth Service Class 2	67,416	(2,053,022)	(1,985,606)	330,483	(3,073,544)	(2,743,061)

Fidelity® VIP Growth Opportunities Service Class 2	5,581	(72,763)	(67,182)	55,567	(332,995)	(277,428)

48

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® VIP Mid Cap Initial Class	1,164	(21,936)	(20,772)	123	(3,264)	(3,141)

Fidelity® VIP Mid Cap Service Class 2	4,586,758	(10,366,617)	(5,779,859)	5,940,899	(15,765,820)	(9,824,921)

Fidelity® VIP Value Strategies Initial Class	49,452	(48,955)	497	50,773	(56,594)	(5,821)

Fidelity® VIP Value Strategies Service Class 2	4,870,722	(6,013,131)	(1,142,409)	6,742,126	(9,055,247)	(2,313,121)

Franklin Allocation Class 4 Shares	120,905	(6,642,960)	(6,522,055)	109,929	(9,949,405)	(9,839,476)

Franklin Income Class 2 Shares	96,229	(6,874,721)	(6,778,492)	413,996	(8,916,743)	(8,502,747)

Franklin Mutual Shares Class 2 Shares	25,787	(1,579,670)	(1,553,883)	36,490	(1,629,644)	(1,593,154)

Franklin Templeton Foreign Class 2 Shares	53,187	(3,702,269)	(3,649,082)	364,020	(4,737,630)	(4,373,610)

Invesco V.I. American Franchise Series II Shares	10,382	(498,444)	(488,062)	42,437	(615,822)	(573,385)

Janus Henderson - Enterprise Service Shares	54,574	(1,061,913)	(1,007,339)	151,583	(1,239,729)	(1,088,146)

Janus Henderson - Global Research Service Shares	103,747	(2,487,736)	(2,383,989)	258,591	(3,326,563)	(3,067,972)

Janus Henderson - Mid Cap Value Service Shares	9,383	(66,963)	(57,580)	50,595	(120,053)	(69,458)

MFS® New Discovery Service Class	9,963	(2,196,116)	(2,186,153)	235,719	(2,656,779)	(2,421,060)

MFS® Total Return Service Class	55,332	(3,162,264)	(3,106,932)	332,481	(3,975,697)	(3,643,216)

NVIT Emerging Markets Class D Shares	-	(23)	(23)	-	(21)	(21)

Rational Insider Buying VA	25,246	(357,937)	(332,691)	4,310	(248,152)	(243,842)

Rational Trend Aggregation VA	34,940	(361,051)	(326,111)	10,794	(236,985)	(226,191)

State Street Total Return V.I.S. Class 3 Shares	1,814,251	(5,101,432)	(3,287,181)	1,312,073	(6,050,485)	(4,738,412)

TA 60/40 Allocation Service Class	2,877,786	(560,589)	2,317,197	1,559,228	(53,047)	1,506,181

TA Aegon High Yield Bond Initial Class	2,775,485	(4,292,963)	(1,517,478)	2,752,719	(8,261,448)	(5,508,729)

TA Aegon High Yield Bond Service Class	5,006,264	(8,929,785)	(3,923,521)	6,331,640	(11,686,304)	(5,354,664)

TA Aegon U.S. Government Securities Initial Class	9,091,779	(10,638,198)	(1,546,419)	8,207,217	(8,956,243)	(749,026)

TA Aegon U.S. Government Securities Service Class	17,722,565	(51,730,315)	(34,007,750)	41,550,404	(26,832,098)	14,718,306

TA American Funds Managed Risk - Balanced Service Class	13,541,776	(5,548,248)	7,993,528	17,252,554	(6,072,206)	11,180,348

TA Barrow Hanley Dividend Focused Initial Class	446,142	(15,372,107)	(14,925,965)	6,945,777	(28,480,423)	(21,534,646)

TA Barrow Hanley Dividend Focused Service Class	2,431,483	(8,116,194)	(5,684,711)	2,153,579	(11,318,867)	(9,165,288)

TA BlackRock Global Allocation Service Class	5,371,319	(70,755,429)	(65,384,110)	7,432,004	(91,646,552)	(84,214,548)

49

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	4,450,228	(2,037,017)	2,413,211	6,005,589	(2,185,490)	3,820,099

TA BlackRock Global Allocation Managed Risk - Growth Service Class	992,981	(2,085,690)	(1,092,709)	2,277,060	(2,855,018)	(577,958)

TA BlackRock Global Real Estate Securities Initial Class	1,460,964	(2,144,808)	(683,844)	1,751,297	(3,650,757)	(1,899,460)

TA BlackRock Global Real Estate Securities Service Class	2,007,415	(4,838,500)	(2,831,085)	1,010,839	(6,083,144)	(5,072,305)

TA BlackRock Government Money Market Initial Class	34,812,338	(39,796,431)	(4,984,093)	48,955,024	(42,840,185)	6,114,839

TA BlackRock Government Money Market Service Class	124,881,214	(139,462,284)	(14,581,070)	141,518,817	(138,789,554)	2,729,263

TA BlackRock iShares Edge 100 Service Class	1,189,812	(734,756)	455,056	786,162	(990,943)	(204,781)

TA BlackRock iShares Edge 40 Initial Class	635,383	(1,185,264)	(549,881)	1,080,267	(2,176,973)	(1,096,706)

TA BlackRock iShares Edge 40 Service Class	3,930,888	(20,689,387)	(16,758,499)	2,426,732	(23,652,010)	(21,225,278)

TA BlackRock iShares Edge 50 Service Class	12,473,514	(923,467)	11,550,047	8,030,843	(1,102,263)	6,928,580

TA BlackRock iShares Edge 75 Service Class	4,377,493	(917,116)	3,460,377	3,715,143	(614,179)	3,100,964

TA BlackRock Tactical Allocation Service Class	6,996,787	(65,363,645)	(58,366,858)	9,017,567	(77,470,941)	(68,453,374)

TA Greystone International Growth Initial Class	2,839,751	(5,777,099)	(2,937,348)	8,368,569	(8,423,131)	(54,562)

TA Greystone International Growth Service Class	1,594,604	(4,521,677)	(2,927,073)	2,002,016	(8,795,897)	(6,793,881)

TA International Equity Index Service Class	2,575,195	(912,819)	1,662,376	1,265,869	(156,076)	1,109,793

TA Janus Balanced Service Class	16,170,243	(26,515,812)	(10,345,569)	28,380,728	(27,666,375)	714,353

TA Janus Mid-Cap Growth Initial Class	3,055,666	(4,906,212)	(1,850,546)	5,436,682	(7,947,017)	(2,510,335)

TA Janus Mid-Cap Growth Service Class	3,776,702	(3,829,576)	(52,874)	3,407,078	(4,261,244)	(854,166)

TA JPMorgan Asset Allocation - Conservative Initial Class	9,375,062	(13,551,832)	(4,176,770)	13,288,452	(21,972,962)	(8,684,510)

TA JPMorgan Asset Allocation - Conservative Service Class	27,499,368	(61,255,789)	(33,756,421)	13,255,351	(72,889,257)	(59,633,906)

TA JPMorgan Asset Allocation - Growth Initial Class	4,686,071	(13,777,368)	(9,091,297)	11,030,046	(23,778,026)	(12,747,980)

TA JPMorgan Asset Allocation - Growth Service Class	4,116,256	(9,940,906)	(5,824,650)	3,726,737	(13,398,852)	(9,672,115)

TA JPMorgan Asset Allocation - Moderate Initial Class	5,523,501	(23,433,552)	(17,910,051)	14,962,063	(31,379,825)	(16,417,762)

TA JPMorgan Asset Allocation - Moderate Service Class	61,615,370	(197,714,701)	(136,099,331)	54,819,320	(228,773,202)	(173,953,882)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	6,727,727	(23,315,094)	(16,587,367)	14,295,189	(30,175,990)	(15,880,801)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	8,734,830	(169,977,528)	(161,242,698)	21,958,093	(180,994,364)	(159,036,271)

TA JPMorgan Core Bond Service Class	11,518,710	(13,691,980)	(2,173,270)	7,316,173	(14,093,712)	(6,777,539)

50

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA JPMorgan Enhanced Index Initial Class	3,763,394	(6,254,819)	(2,491,425)	7,004,207	(9,654,472)	(2,650,265)

TA JPMorgan Enhanced Index Service Class	1,656,099	(2,746,771)	(1,090,672)	1,349,663	(3,661,708)	(2,312,045)

TA JPMorgan International Moderate Growth Initial Class	1,372	(583)	789	1,110	(556)	554

TA JPMorgan International Moderate Growth Service Class	3,854,899	(41,005,935)	(37,151,036)	12,495,447	(45,652,434)	(33,156,987)

TA JPMorgan Mid Cap Value Service Class	4,076,947	(6,772,416)	(2,695,469)	4,061,822	(9,956,648)	(5,894,826)

TA JPMorgan Tactical Allocation Service Class	7,255,078	(37,268,135)	(30,013,057)	5,691,744	(51,865,484)	(46,173,740)

TA Legg Mason Dynamic Allocation - Balanced Service Class	4,351,016	(26,879,312)	(22,528,296)	4,698,058	(34,119,438)	(29,421,380)

TA Legg Mason Dynamic Allocation - Growth Service Class	2,183,486	(14,448,434)	(12,264,948)	6,477,706	(18,452,494)	(11,974,788)

TA Levin Large Cap Value Service Class	1,446,415	(301,246)	1,145,169	379,919	(56,530)	323,389

TA Madison Diversified Income Service Class	9,674,645	(9,018,765)	655,880	3,604,623	(6,721,983)	(3,117,360)

TA Managed Risk - Balanced ETF Service Class	13,516,679	(160,478,245)	(146,961,566)	23,961,838	(188,072,355)	(164,110,517)

TA Managed Risk - Conservative ETF Service Class	7,741,347	(42,636,379)	(34,895,032)	12,593,909	(47,438,094)	(34,844,185)

TA Managed Risk - Growth ETF Service Class	9,279,418	(131,613,254)	(122,333,836)	15,365,231	(158,078,377)	(142,713,146)

TA Market Participation Strategy Service Class	1,450,212	(13,273,808)	(11,823,596)	7,901,328	(14,376,033)	(6,474,705)

TA Morgan Stanley Capital Growth Initial Class	62,202,553	(9,266,560)	52,935,993	6,891,310	(6,340,702)	550,608

TA Morgan Stanley Capital Growth Service Class	21,936,652	(4,946,429)	16,990,223	4,449,254	(4,357,928)	91,326

TA Multi-Managed Balanced Initial Class	3,016,812	(4,322,359)	(1,305,547)	4,368,453	(5,441,241)	(1,072,788)

TA Multi-Managed Balanced Service Class	7,774,819	(27,365,259)	(19,590,440)	7,920,741	(40,603,827)	(32,683,086)

TA Multi-Manager Alternative Strategies Service Class	213,154	(64,411)	148,743	196,375	(68,671)	127,704

TA PIMCO Tactical - Balanced Service Class	4,001,397	(23,032,095)	(19,030,698)	4,705,473	(25,247,915)	(20,542,442)

TA PIMCO Tactical - Conservative Service Class	6,162,221	(13,041,798)	(6,879,577)	5,725,827	(14,844,962)	(9,119,135)

TA PIMCO Tactical - Growth Service Class	2,778,267	(12,324,844)	(9,546,577)	3,306,016	(15,327,665)	(12,021,649)

TA PIMCO Total Return Initial Class	10,834,099	(13,912,677)	(3,078,578)	13,017,182	(20,926,712)	(7,909,530)

TA PIMCO Total Return Service Class	11,475,171	(53,261,535)	(41,786,364)	12,286,984	(61,609,367)	(49,322,383)

TA PineBridge Inflation Opportunities Service Class	2,081,570	(13,686,945)	(11,605,375)	4,631,467	(15,046,728)	(10,415,261)

TA ProFunds UltraBear Service Class (OAM)	127,036,956	(423,206,798)	(296,169,842)	671,427,493	(172,407,006)	499,020,487

TA QS Investors Active Asset Allocation - Conservative Service Class	2,176,086	(22,407,879)	(20,231,793)	3,269,843	(28,804,012)	(25,534,169)

51

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA QS Investors Active Asset Allocation - Moderate Service Class	4,287,547	(52,803,624)	(48,516,077)	9,738,675	(60,541,321)	(50,802,646)

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	3,302,463	(30,669,669)	(27,367,206)	7,075,120	(36,789,361)	(29,714,241)

TA Small/Mid Cap Value Initial Class	256,137	(2,746,483)	(2,490,346)	1,249,255	(3,474,380)	(2,225,125)

TA Small/Mid Cap Value Service Class	3,137,027	(4,908,697)	(1,771,670)	1,550,851	(6,540,776)	(4,989,925)

TA T. Rowe Price Small Cap Initial Class	2,221,290	(5,983,450)	(3,762,160)	5,300,315	(7,321,903)	(2,021,588)

TA T. Rowe Price Small Cap Service Class	4,475,218	(5,518,113)	(1,042,895)	2,886,418	(7,336,983)	(4,450,565)

TA TS&W International Equity Initial Class	2,815,743	(5,303,945)	(2,488,202)	8,543,976	(6,780,649)	1,763,327

TA TS&W International Equity Service Class	1,263,310	(2,579,274)	(1,315,964)	1,200,237	(2,728,634)	(1,528,397)

TA U.S. Equity Index Service Class	10,608,519	(1,912,189)	8,696,330	3,233,373	(429,665)	2,803,708

TA WMC US Growth Initial Class	61,933,873	(18,628,698)	43,305,175	13,389,315	(27,098,607)	(13,709,292)

TA WMC US Growth Service Class	10,259,246	(5,227,520)	5,031,726	1,721,219	(5,631,616)	(3,910,397)

Vanguard® - Capital Growth	-	-	-	-	-	-

Vanguard® - Conservative Allocation	-	-	-	-	-	-

Vanguard® - Diversified Value	-	-	-	-	-	-

Vanguard® Balanced	-	-	-	-	-	-

Vanguard® Equity Income	-	-	-	-	-	-

Vanguard® Equity Index	63,628	(141,356)	(77,728)	486,258	(116,070)	370,188

Vanguard® Global Bond Index	-	-	-	-	-	-

Vanguard® Growth	-	-	-	-	-	-

Vanguard® High Yield Bond	-	-	-	-	-	-

Vanguard® International	67,867	(64,938)	2,929	176,491	(376,350)	(199,859)

Vanguard® Mid-Cap Index	40,875	(28,213)	12,662	39,172	(96,381)	(57,209)

Vanguard® Moderate Allocation	-	-	-	-	-	-

Vanguard® Money Market	-	-	-	-	-	-

Vanguard® Real Estate Index	54,861	(33,936)	20,925	10,232	(16,395)	(6,163)

Vanguard® Short-Term Investment Grade	398,473	(392,730)	5,743	43,180	(92,627)	(49,447)

52

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Vanguard® Total Bond Market Index	209,472	(18,717)	190,755	37,172	(80,312)	(43,140)

Vanguard® Total International Stock Market Index	-	-	-	-	-	-

Vanguard® Total Stock Market Index	-	-	-	-	-	-

Voya Global Perspectives Class S Shares	21	(27)	(6)	129	(1)	128

Voya Large Cap Value Class S Shares	-	(2)	(2)	2	(1)	1

Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-

Wanger International	5,559	(18,149)	(12,590)	3,274	(40,859)	(37,585)

Wanger USA	-	-	-	-	-	-

53

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Wealth Strategy Class B Shares	$18,495,036	$(20,198,976)	$(1,703,940)	$10,528,416	$(17,828,775)	$(7,300,359)

AB Growth and Income Class B Shares	27,237,830	(34,791,818)	(7,553,988)	28,852,871	(46,781,780)	(17,928,909)

AB Large Cap Growth Class B Shares	139,023	(5,003,502)	(4,864,479)	329,434	(5,407,326)	(5,077,892)

American Funds - Asset Allocation Class 2 Shares	117,675,182	(107,698,788)	9,976,394	97,895,872	(143,472,008)	(45,576,136)

American Funds - Bond Class 2 Shares	60,356,238	(42,660,438)	17,695,800	41,396,975	(56,694,257)	(15,297,282)

American Funds - Growth Class 2 Shares	168,037,679	(68,197,329)	99,840,350	91,048,392	(82,011,310)	9,037,082

American Funds - Growth-Income Class 2 Shares	118,068,090	(53,467,557)	64,600,533	61,056,938	(56,671,161)	4,385,777

American Funds - International Class 2 Shares	58,814,627	(37,639,733)	21,174,894	64,333,811	(38,540,051)	25,793,760

BlackRock Basic Value V.I. Class I Shares	303,180	(1,936,483)	(1,633,303)	1,790,580	(3,854,477)	(2,063,897)

BlackRock Global Allocation V.I. Class I Shares	12,776	(1,310,869)	(1,298,093)	677,567	(2,355,941)	(1,678,374)

BlackRock High Yield V.I. Class I Shares	154,156	(586,332)	(432,176)	265,390	(911,081)	(645,691)

DFA VA Equity Allocation	-	-	-	-	-	-

DFA VA Global Bond	-	-	-	-	-	-

DFA VA Global Moderate Allocation	-	-	-	-	-	-

DFA VA International Small	-	-	-	-	-	-

DFA VA International Value	-	-	-	-	-	-

DFA VA Short-Term Fixed	-	-	-	-	-	-

DFA VA U.S. Large Value	-	-	-	-	-	-

DFA VA U.S. Targeted Value	-	-	-	-	-	-

Fidelity® VIP Balanced Service Class 2	66,550,149	(56,834,830)	9,715,319	60,541,254	(54,617,405)	5,923,849

Fidelity® VIP Contrafund® Initial Class	28,594	(106,631)	(78,037)	277	(20,685)	(20,408)

Fidelity® VIP Contrafund® Service Class 2	100,206,606	(71,415,665)	28,790,941	61,504,641	(103,056,512)	(41,551,871)

Fidelity® VIP Equity-Income Initial Class	-	(1,514)	(1,514)	-	(1,576)	(1,576)

Fidelity® VIP Equity-Income Service Class 2	307,577	(5,545,597)	(5,238,020)	710,627	(6,921,780)	(6,211,153)

Fidelity® VIP Growth Initial Class	-	(946)	(946)	-	(992)	(992)

Fidelity® VIP Growth Service Class 2	182,185	(5,003,831)	(4,821,646)	779,126	(6,866,136)	(6,087,010)

Fidelity® VIP Growth Opportunities Service Class 2	17,551	(233,923)	(216,372)	186,612	(836,051)	(649,439)

54

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Mid Cap Initial Class	$3,974	$(47,116)	$(43,142)	$1,701	$(12,984)	$(11,283)

Fidelity® VIP Mid Cap Service Class 2	45,923,986	(41,993,624)	3,930,362	36,147,721	(66,250,952)	(30,103,231)

Fidelity® VIP Value Strategies Initial Class	92,424	(95,058)	(2,634)	91,176	(101,806)	(10,630)

Fidelity® VIP Value Strategies Service Class 2	30,998,254	(19,049,421)	11,948,833	22,162,373	(27,449,636)	(5,287,263)

Franklin Allocation Class 4 Shares	247,538	(13,626,476)	(13,378,938)	224,968	(20,529,629)	(20,304,661)

Franklin Income Class 2 Shares	146,509	(10,419,469)	(10,272,960)	589,292	(13,009,297)	(12,420,005)

Franklin Mutual Shares Class 2 Shares	36,389	(2,234,413)	(2,198,024)	61,058	(2,261,015)	(2,199,957)

Franklin Templeton Foreign Class 2 Shares	52,169	(3,639,114)	(3,586,945)	424,348	(5,033,098)	(4,608,750)

Invesco V.I. American Franchise Series II Shares	20,588	(1,035,926)	(1,015,338)	83,045	(1,200,494)	(1,117,449)

Janus Henderson - Enterprise Service Shares	184,775	(3,303,334)	(3,118,559)	470,269	(3,038,447)	(2,568,178)

Janus Henderson - Global Research Service Shares	160,341	(3,700,123)	(3,539,782)	401,892	(4,587,391)	(4,185,499)

Janus Henderson - Mid Cap Value Service Shares	24,027	(164,418)	(140,391)	101,993	(298,028)	(196,035)

MFS® New Discovery Service Class	31,193	(6,894,173)	(6,862,980)	703,286	(7,376,837)	(6,673,551)

MFS® Total Return Service Class	107,615	(6,123,424)	(6,015,809)	603,679	(7,420,702)	(6,817,023)

NVIT Emerging Markets Class D Shares	-	(282)	(282)	-	(285)	(285)

Rational Insider Buying VA	44,759	(633,417)	(588,658)	7,491	(443,470)	(435,979)

Rational Trend Aggregation VA	47,964	(490,157)	(442,193)	14,688	(319,699)	(305,011)

State Street Total Return V.I.S. Class 3 Shares	8,008,791	(10,962,674)	(2,953,883)	6,909,713	(11,280,379)	(4,370,666)

TA 60/40 Allocation Service Class	17,861,669	(2,803,892)	15,057,777	8,347,672	(389,845)	7,957,827

TA Aegon High Yield Bond Initial Class	6,484,677	(10,030,574)	(3,545,897)	6,089,778	(18,777,424)	(12,687,646)

TA Aegon High Yield Bond Service Class	28,256,301	(27,073,129)	1,183,172	24,778,333	(38,894,075)	(14,115,742)

TA Aegon U.S. Government Securities Initial Class	15,537,270	(17,710,679)	(2,173,409)	11,437,735	(13,448,799)	(2,011,064)

TA Aegon U.S. Government Securities Service Class	78,903,574	(217,458,822)	(138,555,248)	195,994,882	(74,926,949)	121,067,933

TA American Funds Managed Risk - Balanced Service Class	155,708,206	(62,821,545)	92,886,661	193,622,020	(67,582,412)	126,039,608

TA Barrow Hanley Dividend Focused Initial Class	1,117,365	(39,009,870)	(37,892,505)	16,572,835	(72,943,748)	(56,370,913)

TA Barrow Hanley Dividend Focused Service Class	22,204,280	(27,340,076)	(5,135,796)	16,309,883	(39,989,356)	(23,679,473)

TA BlackRock Global Allocation Service Class	27,173,604	(160,247,378)	(133,073,774)	37,386,024	(196,057,239)	(158,671,215)

55

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA BlackRock Global Allocation Managed Risk - Balanced Service Class	$45,020,312	$(20,424,585)	$24,595,727	$61,084,279	$(21,894,213)	$39,190,066

TA BlackRock Global Allocation Managed Risk - Growth Service Class	10,005,044	(20,987,910)	(10,982,866)	23,620,686	(29,040,063)	(5,419,377)

TA BlackRock Global Real Estate Securities Initial Class	3,773,482	(5,749,723)	(1,976,241)	4,119,396	(8,999,496)	(4,880,100)

TA BlackRock Global Real Estate Securities Service Class	15,864,348	(13,743,361)	2,120,987	5,223,424	(15,184,072)	(9,960,648)

TA BlackRock Government Money Market Initial Class	36,942,078	(41,278,658)	(4,336,580)	49,426,332	(46,071,504)	3,354,828

TA BlackRock Government Money Market Service Class	325,515,918	(317,729,106)	7,786,812	327,154,039	(282,214,765)	44,939,274

TA BlackRock iShares Edge 100 Service Class	16,228,540	(9,856,901)	6,371,639	10,126,502	(12,663,492)	(2,536,990)

TA BlackRock iShares Edge 40 Initial Class	976,405	(2,033,653)	(1,057,248)	1,685,158	(3,712,139)	(2,026,981)

TA BlackRock iShares Edge 40 Service Class	20,748,200	(41,893,248)	(21,145,048)	14,726,471	(44,158,426)	(29,431,955)

TA BlackRock iShares Edge 50 Service Class	149,360,955	(10,911,447)	138,449,508	90,642,563	(12,372,331)	78,270,232

TA BlackRock iShares Edge 75 Service Class	54,977,244	(11,531,838)	43,445,406	44,905,465	(7,268,671)	37,636,794

TA BlackRock Tactical Allocation Service Class	19,692,693	(178,833,346)	(159,140,653)	30,957,682	(204,954,032)	(173,996,350)

TA Greystone International Growth Initial Class	4,533,599	(9,704,270)	(5,170,671)	14,150,131	(13,418,140)	731,991

TA Greystone International Growth Service Class	10,588,816	(14,706,955)	(4,118,139)	13,200,659	(24,001,176)	(10,800,517)

TA International Equity Index Service Class	26,945,213	(9,514,103)	17,431,110	13,671,483	(1,554,176)	12,117,307

TA Janus Balanced Service Class	86,923,063	(97,714,048)	(10,790,985)	113,404,035	(95,755,729)	17,648,306

TA Janus Mid-Cap Growth Initial Class	6,128,410	(9,980,545)	(3,852,135)	10,494,234	(14,740,760)	(4,246,526)

TA Janus Mid-Cap Growth Service Class	46,310,712	(17,545,875)	28,764,837	22,352,176	(16,278,807)	6,073,369

TA JPMorgan Asset Allocation - Conservative Initial Class	16,521,273	(23,924,610)	(7,403,337)	22,711,065	(38,777,003)	(16,065,938)

TA JPMorgan Asset Allocation - Conservative Service Class	117,426,583	(138,518,731)	(21,092,148)	57,882,553	(152,148,577)	(94,266,024)

TA JPMorgan Asset Allocation - Growth Initial Class	9,931,272	(29,355,723)	(19,424,451)	24,276,165	(51,383,378)	(27,107,213)

TA JPMorgan Asset Allocation - Growth Service Class	30,431,694	(29,335,594)	1,096,100	18,893,652	(36,235,267)	(17,341,615)

TA JPMorgan Asset Allocation - Moderate Initial Class	10,429,790	(45,694,714)	(35,264,924)	28,966,094	(59,959,335)	(30,993,241)

TA JPMorgan Asset Allocation - Moderate Service Class	524,626,480	(481,341,842)	43,284,638	538,331,283	(524,114,027)	14,217,256

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	14,168,632	(48,088,456)	(33,919,824)	29,168,116	(62,370,283)	(33,202,167)

56

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	$53,722,050	$(423,159,781)	$(369,437,731)	$140,818,240	$(447,821,577)	$(307,003,337)

TA JPMorgan Core Bond Service Class	53,927,843	(34,566,172)	19,361,671	33,770,866	(33,195,288)	575,578

TA JPMorgan Enhanced Index Initial Class	10,513,423	(17,270,739)	(6,757,316)	17,725,180	(24,949,090)	(7,223,910)

TA JPMorgan Enhanced Index Service Class	18,868,754	(13,563,406)	5,305,348	11,923,720	(17,471,118)	(5,547,398)

TA JPMorgan International Moderate Growth Initial Class	1,858	(765)	1,093	1,522	(762)	760

TA JPMorgan International Moderate Growth Service Class	11,967,799	(73,638,183)	(61,670,384)	44,322,654	(82,866,782)	(38,544,128)

TA JPMorgan Mid Cap Value Service Class	35,129,532	(29,309,041)	5,820,491	24,992,139	(43,258,742)	(18,266,603)

TA JPMorgan Tactical Allocation Service Class	59,952,197	(109,708,301)	(49,756,104)	50,537,559	(135,165,480)	(84,627,921)

TA Legg Mason Dynamic Allocation - Balanced Service Class	26,394,536	(105,002,007)	(78,607,471)	25,932,187	(124,411,453)	(98,479,266)

TA Legg Mason Dynamic Allocation - Growth Service Class	9,189,757	(54,075,396)	(44,885,639)	20,075,603	(64,699,858)	(44,624,255)

TA Levin Large Cap Value Service Class	8,817,694	(635,712)	8,181,982	2,642,746	(333,324)	2,309,422

TA Madison Diversified Income Service Class	43,739,712	(19,759,389)	23,980,323	24,927,200	(16,831,628)	8,095,572

TA Managed Risk - Balanced ETF Service Class	96,933,586	(549,375,722)	(452,442,136)	130,035,759	(553,917,033)	(423,881,274)

TA Managed Risk - Conservative ETF Service Class	35,955,216	(110,395,523)	(74,440,307)	50,778,006	(115,843,179)	(65,065,173)

TA Managed Risk - Growth ETF Service Class	46,788,926	(357,001,014)	(310,212,088)	63,826,107	(400,522,021)	(336,695,914)

TA Market Participation Strategy Service Class	6,358,630	(56,172,771)	(49,814,141)	21,622,306	(58,154,726)	(36,532,420)

TA Morgan Stanley Capital Growth Initial Class	230,022,471	(35,150,509)	194,871,962	24,106,297	(22,175,752)	1,930,545

TA Morgan Stanley Capital Growth Service Class	254,675,647	(35,314,802)	219,360,845	45,375,591	(31,286,067)	14,089,524

TA Multi-Managed Balanced Initial Class	7,956,194	(11,233,851)	(3,277,657)	10,398,376	(13,506,918)	(3,108,542)

TA Multi-Managed Balanced Service Class	52,458,662	(121,492,313)	(69,033,651)	54,954,937	(164,631,639)	(109,676,702)

TA Multi-Manager Alternative Strategies Service Class	2,137,933	(643,709)	1,494,224	1,966,039	(679,114)	1,286,925

TA PIMCO Tactical - Balanced Service Class	11,873,957	(70,377,951)	(58,503,994)	11,922,315	(79,247,563)	(67,325,248)

TA PIMCO Tactical - Conservative Service Class	20,167,516	(37,234,436)	(17,066,920)	17,788,673	(46,044,021)	(28,255,348)

TA PIMCO Tactical - Growth Service Class	10,596,569	(37,234,519)	(26,637,950)	12,814,094	(44,103,541)	(31,289,447)

TA PIMCO Total Return Initial Class	17,552,882	(23,335,974)	(5,783,092)	19,791,265	(32,821,077)	(13,029,812)

TA PIMCO Total Return Service Class	65,032,013	(108,556,471)	(43,524,458)	53,033,488	(119,716,327)	(66,682,839)

57

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA PineBridge Inflation Opportunities Service Class	$9,312,653	$(25,462,606)	$(16,149,953)	$14,831,713	$(29,362,101)	$(14,530,388)

TA ProFunds UltraBear Service Class (OAM)	4,004,863	(13,607,982)	(9,603,119)	26,986,533	(6,539,644)	20,446,889

TA QS Investors Active Asset Allocation - Conservative Service Class	10,386,947	(51,395,738)	(41,008,791)	12,448,724	(61,843,804)	(49,395,080)

TA QS Investors Active Asset Allocation - Moderate Service Class	31,854,197	(157,765,584)	(125,911,387)	67,067,063	(171,513,291)	(104,446,228)

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	11,549,965	(80,049,370)	(68,499,405)	25,265,880	(91,862,638)	(66,596,758)

TA Small/Mid Cap Value Initial Class	1,165,147	(15,293,646)	(14,128,499)	5,918,923	(20,739,224)	(14,820,301)

TA Small/Mid Cap Value Service Class	36,945,752	(18,413,425)	18,532,327	15,694,097	(24,035,571)	(8,341,474)

TA T. Rowe Price Small Cap Initial Class	7,198,698	(18,637,794)	(11,439,096)	17,150,745	(22,325,438)	(5,174,693)

TA T. Rowe Price Small Cap Service Class	70,601,308	(34,907,777)	35,693,531	33,503,886	(44,505,901)	(11,002,015)

TA TS&W International Equity Initial Class	5,343,959	(9,623,990)	(4,280,031)	16,098,869	(13,028,471)	3,070,398

TA TS&W International Equity Service Class	10,139,801	(6,945,097)	3,194,704	6,837,113	(7,039,421)	(202,308)

TA U.S. Equity Index Service Class	131,202,601	(23,636,605)	107,565,996	37,075,308	(4,824,519)	32,250,789

TA WMC US Growth Initial Class	156,017,750	(45,246,803)	110,770,947	33,935,385	(59,913,199)	(25,977,814)

TA WMC US Growth Service Class	87,071,310	(25,071,486)	61,999,824	16,520,794	(25,847,178)	(9,326,384)

Vanguard® - Capital Growth	-	-	-	-	-	-

Vanguard® - Conservative Allocation	-	-	-	-	-	-

Vanguard® - Diversified Value	-	-	-	-	-	-

Vanguard® Balanced	-	-	-	-	-	-

Vanguard® Equity Income	-	-	-	-	-	-

Vanguard® Equity Index	149,317	(369,214)	(219,897)	1,048,327	(507,557)	540,770

Vanguard® Global Bond Index	-	-	-	-	-	-

Vanguard® Growth	-	-	-	-	-	-

Vanguard® High Yield Bond	-	-	-	-	-	-

Vanguard® International	658,728	(295,272)	363,456	521,283	(717,139)	(195,856)

Vanguard® Mid-Cap Index	734,561	(247,424)	487,137	387,983	(276,491)	111,492

58

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Vanguard® Moderate Allocation	$-	$-	$-	$-	$-	$-

Vanguard® Money Market	-	-	-	-	-	-

Vanguard® Real Estate Index	232,059	(91,024)	141,035	63,092	(40,179)	22,913

Vanguard® Short-Term Investment Grade	1,767,559	(730,183)	1,037,376	310,589	(253,550)	57,039

Vanguard® Total Bond Market Index	1,383,198	(122,794)	1,260,404	318,064	(202,789)	115,275

Vanguard® Total International Stock Market Index	-	-	-	-	-	-

Vanguard® Total Stock Market Index	-	-	-	-	-	-

Voya Global Perspectives Class S Shares	238	(299)	(61)	1,375	(8)	1,367

Voya Large Cap Value Class S Shares	-	(23)	(23)	25	(11)	14

Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-

Wanger International	56,770	(33,129)	23,641	20,357	(64,464)	(44,107)

Wanger USA	-	-	-	-	-	-

59

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Balanced Wealth Strategy Class B Shares

12/31/2019	30,129,720	$15.18	to	$11.74	$97,353,579	2.34%	0.40%	to	2.85%	17.73%	to	14.93%

12/31/2018	33,611,226	12.90	to	10.21	85,205,038	1.69	0.40	to	2.85	(6.79)	to	(9.02)

12/31/2017	38,525,201	13.84	to	11.22	99,946,976	1.81	0.40	to	2.85	14.88	to	12.43

12/31/2016	44,034,478	12.01	to	1.63	94,083,857	1.82	0.65	to	2.65	3.77	to	1.75

12/31/2015	47,328,479	11.58	to	1.60	95,500,596	2.02	0.65	to	2.65	0.64	to	(1.32)

AB Growth and Income Class B Shares

12/31/2019	66,912,738	2.76	to	12.57	249,977,608	1.03	0.30	to	2.80	23.24	to	20.24

12/31/2018	72,168,849	2.24	to	10.45	211,887,489	0.75	0.30	to	2.80	(6.13)	to	(8.42)

12/31/2017	77,917,998	2.38	to	11.42	246,477,664	1.27	0.30	to	2.80	18.24	to	15.38

12/31/2016	86,181,039	2.02	to	1.37	220,284,665	0.84	0.30	to	2.30	10.74	to	8.58

12/31/2015	86,893,047	1.82	to	1.26	194,307,335	1.19	0.30	to	2.30	1.12	to	(0.85)

AB Large Cap Growth Class B Shares

12/31/2019	11,372,716	3.81	to	16.41	31,230,390	-	0.30	to	2.80	33.96	to	30.70

12/31/2018	13,361,563	2.84	to	12.55	27,738,213	-	0.30	to	2.80	2.02	to	(0.48)

12/31/2017	15,509,056	2.79	to	12.61	32,262,769	-	0.30	to	2.80	31.28	to	28.10

12/31/2016	17,594,877	2.12	to	1.57	28,324,370	-	0.30	to	2.30	2.05	to	0.06

12/31/2015	19,226,523	2.08	to	1.57	30,693,993	-	0.30	to	2.30	10.52	to	8.36

American Funds - Asset Allocation Class 2 Shares

12/31/2019	194,454,343	17.00	to	12.24	819,073,416	1.95	0.60	to	2.95	20.51	to	17.76

12/31/2018	212,831,662	14.10	to	10.39	677,757,631	1.62	0.60	to	2.95	(5.18)	to	(7.35)

12/31/2017	246,090,334	14.87	to	11.22	769,063,617	1.56	0.60	to	2.95	15.37	to	12.91

12/31/2016	250,143,519	12.88	to	1.60	634,039,608	1.74	0.75	to	2.75	8.60	to	6.49

12/31/2015	229,793,901	11.86	to	1.50	511,723,809	1.70	0.75	to	2.75	0.64	to	(1.31)

American Funds - Bond Class 2 Shares

12/31/2019	64,327,748	11.32	to	10.37	230,089,383	2.69	0.60	to	2.95	8.70	to	6.22

12/31/2018	65,952,103	10.42	to	9.76	197,187,014	2.40	0.60	to	2.95	(1.31)	to	(3.57)

12/31/2017	73,725,508	10.56	to	10.12	217,547,968	2.00	0.60	to	2.95	2.89	to	0.70

12/31/2016	86,249,797	10.24	to	1.04	202,687,185	1.75	0.75	to	2.75	2.18	to	0.20

12/31/2015	83,923,617	10.03	to	1.04	168,449,072	1.79	0.75	to	2.75	(0.47)	to	(2.41)

American Funds - Growth Class 2 Shares

12/31/2019	60,243,138	24.27	to	15.13	679,623,629	0.80	0.60	to	2.95	29.99	to	27.03

12/31/2018	61,736,514	18.67	to	11.91	442,334,800	0.44	0.60	to	2.95	(0.85)	to	(3.12)

12/31/2017	67,452,645	18.83	to	12.29	442,900,974	0.53	0.60	to	2.95	27.34	to	24.63

12/31/2016	68,512,929	14.77	to	1.85	301,070,692	0.84	0.75	to	2.60	8.67	to	6.72

12/31/2015	69,343,957	13.59	to	1.74	241,712,021	0.67	0.75	to	2.60	6.06	to	4.15

American Funds - Growth-Income Class 2 Shares

12/31/2019	55,567,642	21.87	to	13.74	578,289,945	1.79	0.60	to	2.95	25.38	to	22.52

12/31/2018	56,040,276	17.44	to	11.22	409,513,116	1.43	0.60	to	2.95	(2.38)	to	(4.62)

12/31/2017	60,250,249	17.87	to	11.76	420,162,453	1.48	0.60	to	2.95	21.47	to	18.89

12/31/2016	60,127,114	14.69	to	1.81	308,892,051	1.61	0.75	to	2.60	10.69	to	8.70

12/31/2015	56,995,196	13.27	to	1.66	236,097,115	1.44	0.75	to	2.60	0.70	to	(1.12)

American Funds - International Class 2 Shares

12/31/2019	46,533,316	14.76	to	12.92	248,531,886	1.55	0.60	to	2.95	22.15	to	19.36

12/31/2018	49,456,028	12.08	to	10.83	186,794,262	1.80	0.60	to	2.95	(13.66)	to	(15.64)

12/31/2017	51,454,305	14.00	to	12.84	191,936,131	1.34	0.60	to	2.95	31.16	to	28.37

12/31/2016	49,934,063	10.66	to	1.04	129,648,359	1.48	0.75	to	2.60	2.76	to	0.92

12/31/2015	54,330,699	10.37	to	1.03	114,935,590	1.62	0.75	to	2.60	(5.24)	to	(6.95)

60

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Basic Value V.I. Class I Shares

12/31/2019	6,249,446	$2.63	to	$11.24	$20,016,237	2.39%	1.25%	to	2.65%	22.38%	to	20.71%

12/31/2018	6,813,623	2.15	to	9.31	17,849,636	1.79	1.25	to	2.65	(8.99)	to	(10.24)

12/31/2017	7,377,068	2.36	to	10.38	21,702,345	1.54	1.25	to	2.65	6.91	to	5.45

12/31/2016	8,011,814	2.21	to	2.40	22,069,925	1.52	1.25	to	2.30	16.73	to	15.54

12/31/2015	8,817,241	1.89	to	2.07	20,857,527	1.42	1.25	to	2.30	(7.11)	to	(8.07)

BlackRock Global Allocation V.I. Class I Shares

12/31/2019	4,729,879	3.19	to	11.46	10,712,286	1.24	1.25	to	2.65	16.53	to	14.94

12/31/2018	5,295,268	2.73	to	9.97	10,410,140	0.92	1.25	to	2.65	(8.49)	to	(9.74)

12/31/2017	6,135,012	2.99	to	11.05	13,086,962	1.26	1.25	to	2.65	12.46	to	10.93

12/31/2016	7,054,931	2.66	to	2.61	13,393,563	1.25	1.25	to	2.30	2.83	to	1.78

12/31/2015	7,842,563	2.58	to	2.57	14,520,562	1.04	1.25	to	2.30	(1.94)	to	(2.94)

BlackRock High Yield V.I. Class I Shares

12/31/2019	1,340,935	2.83	to	11.16	3,651,853	5.40	1.25	to	2.65	13.87	to	12.31

12/31/2018	1,507,900	2.49	to	9.94	3,612,958	5.48	1.25	to	2.65	(3.86)	to	(5.18)

12/31/2017	1,762,477	2.59	to	10.48	4,411,875	5.18	1.25	to	2.65	6.00	to	4.56

12/31/2016	2,044,390	2.44	to	1.99	4,838,768	5.46	1.25	to	2.30	11.52	to	10.38

12/31/2015	2,441,830	2.19	to	1.80	5,188,905	5.10	1.25	to	2.30	(4.77)	to	(5.74)

DFA VA Equity Allocation

12/31/2019(1)	-	10.04	to	10.04	-	-	0.27	to	0.47	-	to	-

DFA VA Global Bond

12/31/2019(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-	to	-

DFA VA Global Moderate Allocation

12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA International Small

12/31/2019(1)	-	10.15	to	10.14	-	-	0.27	to	0.47	-	to	-

DFA VA International Value

12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA Short-Term Fixed

12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-

DFA VA U.S. Large Value

12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA U.S. Targeted Value

12/31/2019(1)	-	9.99	to	9.99	-	-	0.27	to	0.47	-	to	-

Fidelity® VIP Balanced Service Class 2

12/31/2019	125,709,751	2.27	to	12.65	457,401,722	1.58	0.30	to	2.65	23.74	to	20.91

12/31/2018	137,704,135	1.83	to	10.47	364,935,164	1.31	0.30	to	2.65	(4.73)	to	(6.92)

12/31/2017	147,985,403	1.92	to	11.24	382,158,570	1.28	0.30	to	2.65	15.77	to	13.13

12/31/2016	161,273,927	1.66	to	1.38	336,960,896	1.26	0.30	to	2.45	6.66	to	4.43

12/31/2015	159,318,959	1.56	to	1.32	299,484,731	1.43	0.30	to	2.45	0.06	to	(2.04)

Fidelity® VIP Contrafund® Initial Class

12/31/2019	44,170	2.68	to	13.61	208,350	0.37	0.30	to	2.70	31.18	to	28.12

12/31/2018	72,197	2.04	to	10.63	221,362	0.71	0.30	to	2.70	(6.66)	to	(8.85)

12/31/2017	79,806	2.19	to	11.66	258,065	0.91	0.30	to	2.70	21.51	to	20.67

12/31/2016	113,495	1.80	to	1.57	431,681	0.73	0.30	to	1.00	7.68	to	6.93

12/31/2015	201,666	1.67	to	1.47	716,924	1.05	0.30	to	1.00	0.37	to	(0.33)

Fidelity® VIP Contrafund® Service Class 2

12/31/2019	122,971,431	3.20	to	13.54	671,378,964	0.22	0.30	to	2.80	30.88	to	27.70

12/31/2018	130,170,833	2.44	to	10.61	494,770,479	0.43	0.30	to	2.80	(6.92)	to	(9.20)

12/31/2017	148,094,555	2.62	to	11.68	579,167,529	0.78	0.30	to	2.80	21.22	to	18.29

12/31/2016	158,259,292	2.16	to	1.41	476,359,703	0.64	0.30	to	2.30	7.41	to	5.31

12/31/2015	172,144,924	2.01	to	1.34	449,859,068	0.80	0.30	to	2.30	0.11	to	(1.84)

61

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Equity-Income Initial Class

12/31/2019	22,709	$1.95	to	$11.99	$46,431	2.02%	0.30%	to	2.70%	27.06%	to	24.09%

12/31/2018	23,527	1.54	to	9.66	38,033	2.27	0.30	to	2.70	(8.57)	to	(10.72)

12/31/2017	24,406	1.68	to	10.82	43,356	1.50	0.30	to	2.70	12.56	to	11.78

12/31/2016	38,845	1.49	to	1.61	61,069	2.28	0.30	to	1.00	17.67	to	16.85

12/31/2015	52,261	1.27	to	1.38	70,747	3.01	0.30	to	1.00	(4.25)	to	(4.92)

Fidelity® VIP Equity-Income Service Class 2

12/31/2019	18,185,698	2.46	to	11.92	41,513,921	1.78	0.30	to	2.80	26.73	to	23.65

12/31/2018	20,712,987	1.95	to	9.64	37,740,091	1.98	0.30	to	2.80	(8.81)	to	(11.04)

12/31/2017	23,845,141	2.13	to	10.84	48,184,382	1.46	0.30	to	2.80	12.31	to	9.59

12/31/2016	27,073,880	1.90	to	1.25	49,230,256	2.09	0.30	to	2.30	17.36	to	15.07

12/31/2015	30,565,159	1.62	to	1.09	47,923,174	2.74	0.30	to	2.30	(4.52)	to	(6.39)

Fidelity® VIP Growth Initial Class

12/31/2019	7,797	3.32	to	16.40	22,321	0.26	0.30	to	2.70	33.91	to	30.78

12/31/2018	8,174	2.48	to	12.54	17,561	0.24	0.30	to	2.70	(0.47)	to	(2.81)

12/31/2017	8,594	2.49	to	12.90	18,642	0.23	0.30	to	2.70	34.73	to	33.80

12/31/2016	12,155	1.85	to	1.61	19,555	0.03	0.30	to	1.00	0.50	to	(0.19)

12/31/2015	25,199	1.84	to	1.61	40,557	0.26	0.30	to	1.00	6.85	to	6.11

Fidelity® VIP Growth Service Class 2

12/31/2019	14,824,936	3.70	to	16.33	39,103,539	0.06	0.30	to	2.80	33.58	to	30.33

12/31/2018	16,810,542	2.77	to	12.53	33,696,406	0.04	0.30	to	2.80	(0.73)	to	(3.16)

12/31/2017	19,553,603	2.79	to	12.94	40,016,140	0.08	0.30	to	2.80	34.41	to	31.16

12/31/2016	22,172,573	2.08	to	1.37	34,319,380	-	0.30	to	2.30	0.25	to	(1.71)

12/31/2015	25,975,749	2.07	to	1.40	40,617,613	0.03	0.30	to	2.30	6.58	to	4.50

Fidelity® VIP Growth Opportunities Service Class 2

12/31/2019	862,593	20.18	to	19.27	3,004,319	-	1.25	to	2.80	38.76	to	36.67

12/31/2018	929,775	14.54	to	14.10	2,346,465	0.09	1.25	to	2.80	10.82	to	9.14

12/31/2017	1,207,203	13.12	to	12.92	2,711,713	0.11	1.25	to	2.80	32.53	to	30.53

12/31/2016	1,186,013	1.83	to	1.32	1,992,681	0.05	1.25	to	1.75	(1.17)	to	(1.65)

12/31/2015	1,281,973	1.85	to	1.34	2,179,017	0.00	1.25	to	1.75	4.04	to	3.53

Fidelity® VIP Mid Cap Initial Class

12/31/2019	18,009	2.37	to	11.50	55,425	0.86	0.30	to	2.70	23.08	to	20.20

12/31/2018	38,781	1.93	to	9.57	82,670	0.64	0.30	to	2.70	(14.80)	to	(16.80)

12/31/2017	41,922	2.26	to	11.50	108,346	0.70	0.30	to	2.70	20.45	to	19.61

12/31/2016	21,135	1.88	to	1.46	52,280	0.50	0.30	to	1.00	11.90	to	11.12

12/31/2015	24,745	1.68	to	1.31	51,157	0.42	0.30	to	1.00	(1.68)	to	(2.37)

Fidelity® VIP Mid Cap Service Class 2

12/31/2019	68,400,272	2.91	to	11.50	354,595,211	0.69	0.30	to	2.80	22.80	to	19.82

12/31/2018	74,180,131	2.37	to	9.59	288,831,176	0.39	0.30	to	2.80	(15.03)	to	(17.11)

12/31/2017	84,005,052	2.79	to	11.57	374,376,908	0.49	0.30	to	2.80	20.18	to	17.26

12/31/2016	89,788,590	2.32	to	1.48	316,226,522	0.32	0.30	to	2.30	11.59	to	9.41

12/31/2015	98,025,909	2.08	to	1.35	298,255,903	0.24	0.30	to	2.30	(1.92)	to	(3.84)

Fidelity® VIP Value Strategies Initial Class

12/31/2019	81,496	2.01	to	12.03	341,053	1.69	0.30	to	2.50	34.12	to	31.25

12/31/2018	80,999	1.50	to	9.16	255,289	0.89	0.30	to	2.50	(17.57)	to	(19.35)

12/31/2017	86,820	1.82	to	11.36	330,169	1.51	0.30	to	2.50	19.00	to	18.17

12/31/2016	45,032	1.53	to	1.48	187,030	1.43	0.30	to	1.00	9.30	to	8.54

12/31/2015	47,767	1.40	to	1.37	89,494	1.13	0.30	to	1.00	(3.28)	to	(3.95)

Fidelity® VIP Value Strategies Service Class 2

12/31/2019	41,539,468	2.63	to	11.98	167,567,384	1.47	0.30	to	2.80	33.70	to	30.45

12/31/2018	42,681,877	1.97	to	9.19	116,996,447	0.71	0.30	to	2.80	(17.75)	to	(19.76)

12/31/2017	44,994,998	2.39	to	11.45	149,707,366	1.23	0.30	to	2.80	18.73	to	15.85

12/31/2016	48,667,743	2.02	to	1.31	128,230,984	0.93	0.30	to	2.30	8.95	to	6.82

12/31/2015	53,699,682	1.85	to	1.23	124,591,778	0.85	0.30	to	2.30	(3.48)	to	(5.37)

62

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Franklin Allocation Class 4 Shares

12/31/2019	33,952,154	$1.60	to	$11.05	$73,995,819	3.32%	0.60%	to	2.80%	18.85%	to	16.31%

12/31/2018	40,474,209	1.35	to	9.50	75,009,599	2.88	0.60	to	2.80	(10.12)	to	(12.06)

12/31/2017	50,313,685	1.50	to	10.81	104,865,929	2.55	0.60	to	2.80	11.12	to	8.74

12/31/2016	59,149,514	1.35	to	1.76	112,099,678	3.70	0.60	to	2.60	12.25	to	10.07

12/31/2015	67,682,365	1.20	to	1.60	115,509,798	2.72	0.60	to	2.60	(6.80)	to	(8.62)

Franklin Income Class 2 Shares

12/31/2019	36,589,063	1.65	to	11.20	57,808,661	5.39	1.00	to	2.80	14.91	to	12.90

12/31/2018	43,367,555	1.43	to	9.92	59,934,934	4.80	1.00	to	2.80	(5.26)	to	(6.93)

12/31/2017	51,870,302	1.51	to	10.66	76,044,090	4.16	1.00	to	2.80	8.59	to	6.69

12/31/2016	61,395,564	1.39	to	1.23	83,312,836	5.07	1.00	to	2.30	12.90	to	11.47

12/31/2015	74,138,690	1.23	to	1.10	89,472,772	4.62	1.00	to	2.30	(7.97)	to	(9.14)

Franklin Mutual Shares Class 2 Shares

12/31/2019	9,029,439	1.57	to	11.02	13,710,436	1.79	1.00	to	2.80	21.36	to	19.23

12/31/2018	10,583,322	1.29	to	9.24	13,324,515	2.34	1.00	to	2.80	(9.97)	to	(11.56)

12/31/2017	12,176,476	1.43	to	10.45	17,081,386	2.20	1.00	to	2.80	7.28	to	5.40

12/31/2016	13,977,761	1.34	to	1.18	18,358,702	1.99	1.00	to	2.30	14.91	to	13.46

12/31/2015	15,954,729	1.16	to	1.04	18,306,795	2.83	1.00	to	2.30	(5.88)	to	(7.07)

Franklin Templeton Foreign Class 2 Shares

12/31/2019	21,486,432	1.08	to	10.21	22,067,192	1.74	1.00	to	2.80	11.42	to	9.46

12/31/2018	25,135,514	0.97	to	9.33	23,322,722	2.68	1.00	to	2.80	(16.28)	to	(17.76)

12/31/2017	29,509,124	1.16	to	11.34	32,841,409	2.59	1.00	to	2.80	15.54	to	13.52

12/31/2016	33,720,848	1.00	to	0.89	32,654,219	1.95	1.00	to	2.30	6.12	to	4.77

12/31/2015	38,972,850	0.95	to	0.85	35,741,459	3.22	1.00	to	2.30	(7.42)	to	(8.60)

Invesco V.I. American Franchise Series II Shares

12/31/2019	2,917,087	2.56	to	15.10	6,803,867	-	0.30	to	2.80	36.02	to	32.71

12/31/2018	3,405,149	1.88	to	11.38	5,914,066	-	0.30	to	2.80	(4.18)	to	(6.52)

12/31/2017	3,978,534	1.96	to	12.17	7,305,661	-	0.30	to	2.80	26.65	to	23.58

12/31/2016	4,459,627	1.55	to	1.41	6,543,470	-	0.30	to	2.30	1.71	to	(0.27)

12/31/2015	5,078,250	1.52	to	1.42	7,414,245	-	0.30	to	2.30	4.44	to	2.39

Janus Henderson - Enterprise Service Shares

12/31/2019	7,606,776	4.76	to	15.45	22,867,967	0.05	0.30	to	2.80	34.75	to	31.48

12/31/2018	8,614,115	3.53	to	11.75	19,757,244	0.13	0.30	to	2.80	(0.96)	to	(3.39)

12/31/2017	9,702,261	3.57	to	12.16	22,591,758	0.54	0.30	to	2.80	26.71	to	23.64

12/31/2016	10,584,742	2.82	to	1.78	19,751,582	0.71	0.30	to	2.30	11.77	to	9.59

12/31/2015	11,696,584	2.52	to	1.62	19,764,226	0.74	0.30	to	2.30	3.46	to	1.43

Janus Henderson - Global Research Service Shares

12/31/2019	16,122,487	2.38	to	13.80	25,159,601	0.85	0.30	to	2.80	28.33	to	25.21

12/31/2018	18,506,476	1.86	to	11.02	22,907,022	0.96	0.30	to	2.80	(7.36)	to	(9.63)

12/31/2017	21,574,448	2.01	to	12.20	29,147,018	0.68	0.30	to	2.80	26.30	to	23.24

12/31/2016	23,820,520	1.59	to	1.00	25,804,944	0.94	0.30	to	2.30	1.51	to	(0.47)

12/31/2015	27,624,966	1.56	to	1.01	29,897,411	0.50	0.30	to	2.30	(2.82)	to	(4.72)

Janus Henderson - Mid Cap Value Service Shares

12/31/2019	1,112,449	12.15	to	11.61	3,137,143	1.47	1.25	to	2.80	28.44	to	26.51

12/31/2018	1,170,029	9.46	to	9.17	2,566,104	0.89	1.25	to	2.80	(14.89)	to	(16.18)

12/31/2017	1,239,487	11.12	to	10.95	3,228,213	0.64	1.25	to	2.80	12.23	to	10.55

12/31/2016	1,278,394	2.41	to	2.22	2,972,307	0.90	1.25	to	1.75	17.30	to	16.73

12/31/2015	1,382,062	2.06	to	1.90	2,735,038	1.00	1.25	to	1.75	(4.88)	to	(5.35)

MFS® New Discovery Service Class

12/31/2019	12,964,008	3.96	to	15.94	44,689,857	-	0.30	to	2.80	40.85	to	37.43

12/31/2018	15,150,161	2.81	to	11.60	37,622,941	-	0.30	to	2.80	(2.01)	to	(4.41)

12/31/2017	17,571,221	2.87	to	12.14	44,936,194	-	0.30	to	2.80	25.95	to	22.90

12/31/2016	20,116,052	2.28	to	1.60	41,335,561	-	0.30	to	2.30	8.47	to	6.36

12/31/2015	23,490,980	2.10	to	1.50	45,033,655	-	0.30	to	2.30	(2.44)	to	(4.35)

63

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

MFS® Total Return Service Class

12/31/2019	19,874,828	$2.21	to	$11.61	$41,580,126	2.09%	0.30%	to	2.80%	19.76%	to	16.85%

12/31/2018	22,981,760	1.85	to	9.94	40,564,664	1.95	0.30	to	2.80	(6.15)	to	(8.45)

12/31/2017	26,624,976	1.97	to	10.85	50,663,588	2.15	0.30	to	2.80	11.69	to	8.98

12/31/2016	30,104,493	1.76	to	1.29	51,932,163	2.65	0.30	to	2.30	8.49	to	6.38

12/31/2015	34,352,892	1.62	to	1.21	55,241,989	2.24	0.30	to	2.30	(0.88)	to	(2.82)

NVIT Emerging Markets Class D Shares

12/31/2019	1,524	13.90	to	13.02	21,048	2.16	0.30	to	2.50	22.21	to	19.59

12/31/2018	1,547	11.37	to	10.88	17,509	0.35	0.30	to	2.50	(17.96)	to	(19.73)

12/31/2017	1,568	13.86	to	13.56	21,682	0.91	0.30	to	2.50	40.67	to	39.98

12/31/2016(1)	1,907	9.85	to	9.83	18,774	0.83	0.30	to	0.80	-	to	-

Rational Trend Aggregation VA

12/31/2019	728,389	9.62	to	9.27	1,003,775	2.32	1.25	to	2.50	5.97	to	4.68

12/31/2018	1,054,500	9.07	to	8.86	1,370,978	3.91	1.25	to	2.50	(5.75)	to	(6.91)

12/31/2017	1,280,691	9.63	to	9.51	1,769,682	3.17	1.25	to	2.50	(2.85)	to	(3.80)

12/31/2016	1,558,996	1.43	to	1.30	2,218,052	4.61	1.30	to	2.30	5.60	to	4.57

12/31/2015	1,735,947	1.35	to	1.25	2,340,269	4.11	1.30	to	2.30	(4.30)	to	(5.24)

Rational Insider Buying VA

12/31/2019	885,646	12.85	to	12.39	1,681,987	-	1.25	to	2.50	22.47	to	20.98

12/31/2018	1,218,337	10.49	to	10.24	1,888,401	0.64	1.25	to	2.50	(8.33)	to	(9.46)

12/31/2017	1,462,179	11.45	to	11.31	2,476,679	0.54	1.25	to	2.50	16.01	to	14.88

12/31/2016	1,753,688	1.47	to	1.34	2,561,942	0.64	1.30	to	2.30	9.58	to	8.52

12/31/2015	1,940,602	1.34	to	1.24	2,588,982	0.51	1.30	to	2.30	(8.36)	to	(9.25)

State Street Total Return V.I.S. Class 3 Shares

12/31/2019	21,706,994	14.25	to	11.42	52,200,791	2.08	0.40	to	2.85	15.11	to	12.37

12/31/2018	24,994,175	12.38	to	10.16	48,611,551	1.84	0.40	to	2.85	(6.98)	to	(9.21)

12/31/2017	29,732,587	13.31	to	11.19	57,477,545	1.77	0.40	to	2.85	14.52	to	12.08

12/31/2016	34,109,465	11.59	to	1.25	54,132,289	1.59	0.65	to	2.65	5.40	to	3.35

12/31/2015	37,260,511	11.00	to	1.21	55,077,363	1.49	0.65	to	2.65	(1.98)	to	(3.89)

TA 60/40 Allocation Service Class

12/31/2019	3,823,378	11.55	to	11.12	25,139,161	0.17	0.20	to	2.50	19.89	to	17.20

12/31/2018(1)	1,506,181	9.64	to	9.49	7,559,801	-	0.20	to	2.50	-	to	-

TA Aegon High Yield Bond Initial Class

12/31/2019	29,667,346	2.41	to	11.08	72,383,047	6.26	0.30	to	2.80	13.87	to	11.10

12/31/2018	31,184,824	2.12	to	9.97	67,516,767	6.24	0.30	to	2.80	(2.64)	to	(5.03)

12/31/2017	36,693,553	2.18	to	10.50	82,935,784	5.86	0.30	to	2.80	7.12	to	4.52

12/31/2016	40,104,822	2.03	to	2.05	85,399,506	6.01	0.30	to	2.05	15.00	to	13.03

12/31/2015	42,484,816	1.77	to	1.82	79,539,458	5.83	0.30	to	2.05	(4.51)	to	(6.15)

TA Aegon High Yield Bond Service Class

12/31/2019	31,316,439	13.17	to	11.04	155,487,204	5.97	0.20	to	2.65	13.74	to	11.03

12/31/2018	35,239,960	11.58	to	9.94	137,411,428	5.95	0.20	to	2.65	(2.90)	to	(5.23)

12/31/2017	40,594,624	11.92	to	10.49	157,652,721	5.44	0.20	to	2.65	6.25	to	4.45

12/31/2016	44,271,533	11.15	to	1.49	155,587,458	5.98	0.90	to	2.30	13.97	to	12.42

12/31/2015	46,396,791	9.78	to	1.33	137,023,573	5.96	0.90	to	2.30	(5.16)	to	(6.45)

TA Aegon U.S. Government Securities Initial Class

12/31/2019	38,276,111	1.57	to	10.15	63,019,860	2.05	0.30	to	2.80	6.28	to	3.70

12/31/2018	39,822,530	1.48	to	9.79	62,214,715	2.99	0.30	to	2.80	(0.04)	to	(2.49)

12/31/2017	40,571,556	1.48	to	10.04	65,046,767	3.69	0.30	to	2.80	2.35	to	(0.13)

12/31/2016	46,351,895	1.44	to	1.27	73,562,770	0.65	0.30	to	2.05	0.00	to	(1.71)

12/31/2015	44,340,913	1.44	to	1.29	71,113,835	2.10	0.30	to	2.05	(0.20)	to	(1.91)

64

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Aegon U.S. Government Securities Service Class

12/31/2019	70,935,391	$10.72	to	$10.08	$191,285,315	1.62%	0.20%	to	2.80%	6.14%	to	3.45%

12/31/2018	104,943,141	10.10	to	9.74	318,697,528	2.37	0.20	to	2.80	(0.19)	to	(2.73)

12/31/2017	90,224,835	10.11	to	10.02	198,887,348	2.79	0.20	to	2.80	2.05	to	(0.42)

12/31/2016	139,466,169	1.27	to	1.05	384,537,007	0.43	0.30	to	2.45	(0.16)	to	(2.25)

12/31/2015	139,372,246	1.27	to	1.08	349,864,588	1.40	0.30	to	2.45	(0.47)	to	(2.56)

TA American Funds Managed Risk - Balanced Service Class

12/31/2019	76,825,970	12.84	to	11.37	940,541,090	1.25	0.20	to	2.50	17.57	to	14.93

12/31/2018	68,832,442	10.92	to	9.89	724,315,458	0.87	0.20	to	2.50	(6.01)	to	(8.13)

12/31/2017	57,652,094	11.62	to	10.77	652,612,767	0.63	0.20	to	2.50	14.11	to	11.84

12/31/2016	36,223,701	10.16	to	9.83	362,577,579	0.63	0.45	to	2.45	5.94	to	3.87

12/31/2015(1)	12,571,779	9.59	to	9.46	119,855,246	-	0.45	to	2.45	-	to	-

TA Barrow Hanley Dividend Focused Initial Class

12/31/2019	116,924,848	2.36	to	11.63	323,795,182	2.47	0.30	to	2.80	23.54	to	20.53

12/31/2018	131,850,813	1.91	to	9.65	298,896,926	2.12	0.30	to	2.80	(11.77)	to	(13.93)

12/31/2017	153,385,459	2.17	to	11.21	400,085,233	2.31	0.30	to	2.80	16.08	to	13.27

12/31/2016	160,020,752	1.87	to	2.04	363,999,021	2.15	0.30	to	2.05	14.57	to	12.61

12/31/2015	174,466,564	1.63	to	1.81	349,809,796	1.81	0.30	to	2.05	(3.88)	to	(5.53)

TA Barrow Hanley Dividend Focused Service Class

12/31/2019	39,289,800	17.61	to	11.60	163,985,604	2.21	0.20	to	2.65	23.33	to	20.38

12/31/2018	44,974,511	14.28	to	9.63	139,189,014	1.89	0.20	to	2.65	(11.86)	to	(13.98)

12/31/2017	54,139,799	16.20	to	11.20	184,816,342	2.18	0.20	to	2.65	15.09	to	13.14

12/31/2016	60,943,596	13.98	to	1.25	168,373,821	1.97	0.90	to	2.30	13.57	to	12.02

12/31/2015	63,543,533	12.31	to	1.12	145,023,856	1.69	0.90	to	2.30	(4.69)	to	(5.99)

TA BlackRock Global Allocation Service Class

12/31/2019	409,496,790	13.71	to	11.38	1,137,383,093	0.94	0.20	to	2.65	17.61	to	14.81

12/31/2018	474,880,900	11.66	to	9.91	1,101,022,848	1.11	0.20	to	2.65	(7.81)	to	(10.02)

12/31/2017	559,095,448	12.65	to	11.02	1,370,732,763	1.08	0.20	to	2.65	12.99	to	10.57

12/31/2016	629,799,019	11.17	to	1.42	1,268,057,537	0.38	0.45	to	2.30	4.09	to	2.22

12/31/2015	685,402,691	10.73	to	1.39	1,178,176,425	1.68	0.45	to	2.30	(1.67)	to	(3.45)

TA BlackRock Global Allocation Managed Risk - Balanced Service Class

12/31/2019	25,329,115	11.28	to	10.72	271,457,068	2.99	0.20	to	2.50	14.48	to	11.91

12/31/2018	22,915,904	9.85	to	9.58	216,773,827	1.20	0.20	to	2.50	(7.95)	to	(10.03)

12/31/2017	19,095,805	10.70	to	10.64	198,315,259	0.68	0.20	to	2.50	12.00	to	9.77

12/31/2016	17,333,758	9.53	to	9.14	162,138,960	2.00	0.45	to	2.45	(0.08)	to	(2.02)

12/31/2015	13,579,678	9.54	to	9.33	128,198,295	-	0.45	to	2.45	(3.86)	to	(5.73)

TA BlackRock Global Allocation Managed Risk - Growth Service Class

12/31/2019	18,027,295	11.52	to	11.13	196,825,421	3.33	0.20	to	2.50	17.69	to	15.05

12/31/2018	19,120,004	9.79	to	9.68	179,399,574	1.26	0.20	to	2.50	(10.34)	to	(12.37)

12/31/2017	19,697,962	10.92	to	11.04	208,532,393	0.65	0.20	to	2.50	17.34	to	15.00

12/31/2016	18,505,605	9.28	to	8.90	168,412,121	2.10	0.45	to	2.45	(0.63)	to	(2.57)

12/31/2015	16,301,610	9.34	to	9.13	150,650,346	-	0.45	to	2.45	(5.48)	to	(7.33)

TA BlackRock Global Real Estate Securities Initial Class

12/31/2019	14,634,220	2.04	to	11.70	42,084,933	0.90	0.30	to	2.80	24.82	to	21.78

12/31/2018	15,318,064	1.64	to	9.60	35,691,673	8.46	0.30	to	2.80	(10.36)	to	(12.55)

12/31/2017	17,217,524	1.82	to	10.98	45,370,142	3.62	0.30	to	2.80	10.99	to	8.30

12/31/2016	18,463,874	1.64	to	2.35	44,536,161	1.76	0.30	to	2.05	0.32	to	(1.39)

12/31/2015	20,659,242	1.64	to	2.38	50,028,208	4.17	0.30	to	2.05	(0.90)	to	(2.60)

TA BlackRock Global Real Estate Securities Service Class

12/31/2019	24,184,329	12.49	to	11.67	86,036,786	0.60	0.20	to	2.65	24.64	to	21.66

12/31/2018	27,015,414	10.02	to	9.59	68,224,055	7.97	0.20	to	2.65	(10.51)	to	(12.65)

12/31/2017	32,087,719	11.20	to	10.98	87,690,297	3.23	0.20	to	2.65	10.02	to	8.16

12/31/2016	36,306,707	10.11	to	0.98	84,311,623	1.41	0.90	to	2.30	(0.48)	to	(1.83)

12/31/2015	42,323,555	10.16	to	1.00	89,462,036	4.08	0.90	to	2.30	(1.76)	to	(3.10)

65

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Government Money Market Initial Class

12/31/2019	82,743,032	$1.13	to	$9.55	$88,719,890	1.96%	0.30%	to	2.80%	1.67%	to	(0.81	) %

12/31/2018	87,727,125	1.12	to	9.63	92,736,566	1.79	0.30	to	2.80	1.50	to	(0.98)

12/31/2017	81,612,286	1.10	to	9.72	89,165,490	0.01	0.30	to	2.80	(0.30)	to	(2.71)

12/31/2016	98,022,427	1.10	to	0.88	109,373,936	0.01	0.30	to	2.05	(0.30)	to	(2.00)

12/31/2015	104,356,069	1.11	to	0.90	118,060,897	0.01	0.30	to	2.05	(0.30)	to	(2.00)

TA BlackRock Government Money Market Service Class

12/31/2019	155,242,739	10.03	to	9.48	348,881,228	1.70	0.20	to	2.65	1.51	to	(0.91)

12/31/2018	169,823,809	9.88	to	9.56	339,881,056	0.85	0.20	to	2.65	0.64	to	(1.78)

12/31/2017	167,094,546	9.82	to	9.74	296,558,369	0.01	0.20	to	2.65	(0.44)	to	(2.57)

12/31/2016	218,009,250	9.84	to	0.82	383,959,184	0.01	0.45	to	2.45	(0.44)	to	(2.38)

12/31/2015	239,832,076	9.88	to	0.84	383,764,535	0.01	0.45	to	2.45	(0.44)	to	(2.39)

TA BlackRock iShares Edge 100 Service Class

12/31/2019	3,371,713	15.24	to	12.83	49,637,017	1.54	0.20	to	2.50	24.33	to	21.54

12/31/2018	2,916,657	12.26	to	10.56	34,919,921	1.17	0.20	to	2.50	(5.52)	to	(7.65)

12/31/2017	3,121,438	12.98	to	11.43	39,921,039	0.54	0.20	to	2.50	22.68	to	20.23

12/31/2016(1)	2,202,649	10.55	to	10.39	23,122,979	-	0.45	to	2.45	-	to	-

TA BlackRock iShares Edge 40 Initial Class

12/31/2019	9,936,931	1.77	to	11.18	17,996,551	2.24	0.30	to	2.80	14.96	to	12.17

12/31/2018	10,486,812	1.54	to	9.97	16,837,445	1.90	0.30	to	2.80	(4.43)	to	(6.76)

12/31/2017	11,583,518	1.61	to	10.69	19,894,941	1.73	0.30	to	2.80	9.42	to	6.76

12/31/2016	13,620,346	1.48	to	1.50	21,495,544	1.45	0.30	to	2.05	1.92	to	0.18

12/31/2015	14,928,873	1.45	to	1.49	23,447,568	1.24	0.30	to	2.05	(0.37)	to	(2.08)

TA BlackRock iShares Edge 40 Service Class

12/31/2019	115,789,426	12.91	to	11.15	292,492,929	1.96	0.20	to	2.65	14.87	to	12.13

12/31/2018	132,547,925	11.24	to	9.95	277,272,924	1.65	0.20	to	2.65	(4.62)	to	(6.91)

12/31/2017	153,773,203	11.79	to	10.69	324,322,394	1.49	0.20	to	2.65	9.19	to	6.70

12/31/2016	181,601,690	1.27	to	1.11	339,898,668	1.25	0.30	to	2.45	1.69	to	(0.44)

12/31/2015	200,324,935	1.25	to	1.12	346,241,255	1.06	0.30	to	2.45	(0.72)	to	(2.80)

TA BlackRock iShares Edge 50 Service Class

12/31/2019	24,058,879	12.97	to	11.54	301,321,199	0.94	0.20	to	2.50	15.80	to	13.21

12/31/2018	12,508,832	11.20	to	10.20	136,530,066	0.96	0.20	to	2.50	(2.82)	to	(5.01)

12/31/2017	5,580,252	11.52	to	10.74	63,218,179	0.74	0.20	to	2.50	12.34	to	10.10

12/31/2016(1)	4,130,044	10.23	to	10.08	41,974,799	-	0.45	to	2.45	-	to	-

TA BlackRock iShares Edge 75 Service Class

12/31/2019	8,767,414	13.96	to	12.18	117,927,147	0.97	0.20	to	2.50	20.04	to	17.34

12/31/2018	5,307,037	11.63	to	10.38	60,147,061	0.91	0.20	to	2.50	(4.10)	to	(6.27)

12/31/2017	2,206,073	12.13	to	11.07	26,367,946	0.46	0.20	to	2.50	17.44	to	15.10

12/31/2016(1)	1,123,248	10.30	to	10.15	11,506,416	-	0.45	to	2.45	-	to	-

TA BlackRock Tactical Allocation Service Class

12/31/2019	361,724,078	14.35	to	11.49	1,256,854,629	2.17	0.20	to	2.80	16.82	to	13.86

12/31/2018	420,090,936	12.28	to	10.09	1,233,781,924	0.97	0.20	to	2.80	(4.61)	to	(7.03)

12/31/2017	488,544,310	12.88	to	10.86	1,483,799,252	1.46	0.20	to	2.80	11.18	to	8.65

12/31/2016	544,782,967	11.55	to	1.34	1,444,210,976	2.31	0.45	to	2.30	4.44	to	2.56

12/31/2015	592,846,759	11.06	to	1.31	1,402,475,363	1.75	0.45	to	2.30	(0.57)	to	(2.37)

TA Greystone International Growth Initial Class

12/31/2019	46,784,649	2.13	to	12.36	82,908,303	1.64	0.30	to	2.80	27.30	to	24.20

12/31/2018	49,721,997	1.67	to	9.95	70,582,731	1.25	0.30	to	2.80	(17.95)	to	(19.96)

12/31/2017	49,776,559	2.04	to	12.43	86,501,729	1.33	0.30	to	2.80	26.87	to	23.79

12/31/2016	47,110,409	1.61	to	1.51	65,293,820	1.51	0.30	to	2.05	(0.22)	to	(1.93)

12/31/2015	51,016,252	1.61	to	1.54	71,124,446	1.55	0.30	to	2.05	(0.22)	to	(1.93)

66

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Greystone International Growth Service Class

12/31/2019	19,878,211	$13.48	to	$12.31	$101,695,343	1.37%	0.20%	to	2.65%	27.15%	to	24.11%

12/31/2018	22,805,284	10.60	to	9.92	84,441,642	0.95	0.20	to	2.65	(18.11)	to	(20.08)

12/31/2017	29,599,165	12.95	to	12.41	116,136,840	1.17	0.20	to	2.65	25.85	to	23.72

12/31/2016	29,624,976	10.22	to	0.96	84,422,845	1.35	0.90	to	2.30	(1.03)	to	(2.37)

12/31/2015	32,894,815	10.33	to	0.99	82,697,711	1.54	0.90	to	2.30	(1.14)	to	(2.49)

TA International Equity Index Service Class

12/31/2019	3,400,933	11.47	to	10.80	38,023,654	1.30	0.35	to	2.65	20.68	to	17.97

12/31/2018	1,738,557	9.51	to	9.15	16,267,170	0.43	0.35	to	2.65	(14.53)	to	(16.46)

12/31/2017(1)	628,764	11.12	to	10.96	6,948,109	-	0.35	to	2.65	-	to	-

TA Janus Balanced Service Class

12/31/2019	184,402,723	17.29	to	13.04	998,779,258	1.37	0.20	to	2.65	21.53	to	18.63

12/31/2018	194,748,292	14.23	to	10.99	840,916,560	1.48	0.20	to	2.65	(0.27)	to	(2.66)

12/31/2017	194,033,939	14.27	to	11.29	836,976,066	1.32	0.20	to	2.65	16.21	to	13.73

12/31/2016	197,498,662	12.25	to	1.16	687,948,240	1.09	0.45	to	2.30	3.65	to	1.78

12/31/2015	192,034,411	11.82	to	1.14	562,408,813	0.84	0.45	to	2.30	(0.33)	to	(2.13)

TA Janus Mid-Cap Growth Initial Class

12/31/2019	38,655,012	3.52	to	15.79	87,346,650	0.07	0.30	to	2.80	36.30	to	32.99

12/31/2018	40,505,558	2.58	to	11.87	67,902,458	0.06	0.30	to	2.80	(1.51)	to	(3.92)

12/31/2017	43,015,893	2.62	to	12.36	73,761,288	0.10	0.30	to	2.80	28.62	to	25.51

12/31/2016	44,776,658	2.04	to	1.64	60,228,303	-	0.30	to	2.05	(2.34)	to	(4.01)

12/31/2015	49,518,695	2.09	to	1.71	69,124,473	-	0.30	to	2.05	(5.32)	to	(6.94)

TA Janus Mid-Cap Growth Service Class

12/31/2019	20,310,940	19.08	to	15.74	146,913,356	-	0.20	to	2.65	36.06	to	32.81

12/31/2018	20,363,814	14.02	to	11.85	86,366,801	-	0.20	to	2.65	(1.65)	to	(4.02)

12/31/2017	21,217,980	14.26	to	12.35	83,552,225	-	0.20	to	2.65	27.59	to	25.42

12/31/2016	22,970,554	11.10	to	1.32	63,321,902	-	0.90	to	2.30	(3.18)	to	(4.49)

12/31/2015	27,213,018	11.47	to	1.38	68,159,564	-	0.90	to	2.30	(6.11)	to	(7.39)

TA JPMorgan Asset Allocation - Conservative Initial Class

12/31/2019	83,056,161	1.91	to	11.36	156,640,797	2.64	0.30	to	2.80	13.56	to	10.80

12/31/2018	87,232,931	1.68	to	10.25	146,643,478	1.84	0.30	to	2.80	(4.27)	to	(6.61)

12/31/2017	95,917,441	1.75	to	10.98	171,462,292	2.09	0.30	to	2.80	12.47	to	9.75

12/31/2016	110,451,298	1.56	to	1.51	176,881,894	2.02	0.30	to	2.05	4.31	to	2.53

12/31/2015	121,976,152	1.49	to	1.47	189,750,194	2.14	0.30	to	2.05	(2.25)	to	(3.93)

TA JPMorgan Asset Allocation - Conservative Service Class

12/31/2019	338,740,194	13.17	to	11.31	995,998,146	2.23	0.20	to	2.65	13.32	to	10.62

12/31/2018	372,496,615	11.62	to	10.23	910,676,358	1.58	0.20	to	2.65	(4.47)	to	(6.77)

12/31/2017	432,130,521	12.16	to	10.97	1,060,315,451	1.88	0.20	to	2.65	12.06	to	9.67

12/31/2016	491,730,606	10.83	to	1.10	1,021,657,645	1.80	0.45	to	2.45	3.84	to	1.82

12/31/2015	549,794,223	10.43	to	1.08	1,039,218,010	1.98	0.45	to	2.45	(2.58)	to	(4.49)

TA JPMorgan Asset Allocation - Growth Initial Class

12/31/2019	116,876,305	2.28	to	12.89	276,399,883	1.73	0.30	to	2.80	25.67	to	22.62

12/31/2018	125,967,602	1.82	to	10.51	239,894,471	1.83	0.30	to	2.80	(10.66)	to	(12.85)

12/31/2017	138,715,582	2.03	to	12.06	298,478,723	1.44	0.30	to	2.80	24.26	to	21.25

12/31/2016	145,360,910	1.64	to	1.64	254,491,186	2.18	0.30	to	2.05	5.76	to	3.95

12/31/2015	163,079,906	1.55	to	1.58	273,043,029	1.55	0.30	to	2.05	(2.22)	to	(3.90)

TA JPMorgan Asset Allocation - Growth Service Class

12/31/2019	56,218,037	16.88	to	12.86	223,490,179	1.49	0.20	to	2.65	25.61	to	22.61

12/31/2018	62,042,687	13.44	to	10.49	179,178,132	1.64	0.20	to	2.65	(10.88)	to	(13.02)

12/31/2017	71,714,802	15.08	to	12.06	221,484,340	1.24	0.20	to	2.65	23.82	to	21.17

12/31/2016	80,740,471	12.15	to	1.06	184,665,448	1.91	0.45	to	2.30	5.35	to	3.45

12/31/2015	96,248,215	11.53	to	1.03	197,157,455	1.43	0.45	to	2.30	(2.55)	to	(4.32)

67

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Moderate Initial Class

12/31/2019	179,888,900	$2.09	to	$11.81	$374,973,973	2.17%	0.30%	to	2.80%	16.07%	to	13.25%

12/31/2018	197,798,951	1.80	to	10.43	359,948,040	1.74	0.30	to	2.80	(5.41)	to	(7.73)

12/31/2017	214,216,713	1.90	to	11.30	416,447,113	1.86	0.30	to	2.80	16.12	to	13.30

12/31/2016	237,955,333	1.64	to	1.60	403,302,456	2.19	0.30	to	2.05	5.25	to	3.45

12/31/2015	257,314,477	1.56	to	1.55	418,714,217	1.92	0.30	to	2.05	(2.52)	to	(4.19)

TA JPMorgan Asset Allocation - Moderate Service Class

12/31/2019	1,411,687,562	14.18	to	11.78	5,681,558,353	1.94	0.20	to	2.65	15.95	to	13.18

12/31/2018	1,547,786,893	12.23	to	10.40	4,918,563,752	1.56	0.20	to	2.65	(5.54)	to	(7.81)

12/31/2017	1,721,740,775	12.95	to	11.29	5,252,747,161	1.65	0.20	to	2.65	15.60	to	13.13

12/31/2016	1,901,152,605	11.17	to	1.14	4,884,558,926	1.96	0.45	to	2.45	4.78	to	2.74

12/31/2015	2,105,107,064	10.66	to	1.11	5,033,408,915	1.84	0.45	to	2.45	(2.91)	to	(4.81)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class

12/31/2019	221,095,017	2.19	to	12.25	494,980,786	2.18	0.30	to	2.80	19.65	to	16.74

12/31/2018	237,682,384	1.83	to	10.49	449,982,016	1.86	0.30	to	2.80	(7.35)	to	(9.62)

12/31/2017	253,563,185	1.98	to	11.60	524,868,709	1.71	0.30	to	2.80	19.42	to	16.52

12/31/2016	272,203,035	1.65	to	1.65	477,491,105	2.03	0.30	to	2.05	6.23	to	4.41

12/31/2015	299,130,616	1.56	to	1.58	499,970,785	2.09	0.30	to	2.05	(2.53)	to	(4.20)

TA JPMorgan Asset Allocation - Moderate Growth Service Class

12/31/2019	1,072,176,193	15.37	to	12.21	3,277,444,014	1.93	0.20	to	2.65	19.55	to	16.70

12/31/2018	1,233,418,891	12.86	to	10.47	3,113,335,571	1.65	0.20	to	2.65	(7.51)	to	(9.73)

12/31/2017	1,392,455,162	13.90	to	11.59	3,718,610,494	1.52	0.20	to	2.65	18.96	to	16.42

12/31/2016	1,528,662,864	11.66	to	1.15	3,249,120,855	1.78	0.45	to	2.45	5.78	to	3.72

12/31/2015	1,697,285,643	11.02	to	1.11	3,272,645,909	1.98	0.45	to	2.45	(2.96)	to	(4.85)

TA JPMorgan Core Bond Service Class

12/31/2019	63,811,767	11.41	to	10.39	267,800,611	2.33	0.20	to	2.65	8.04	to	5.46

12/31/2018	65,985,037	10.56	to	9.85	232,204,364	2.91	0.20	to	2.65	(0.29)	to	(2.68)

12/31/2017	72,762,576	10.60	to	10.12	234,929,539	2.56	0.20	to	2.65	2.96	to	0.76

12/31/2016	84,929,968	10.27	to	1.02	225,404,212	1.90	0.45	to	2.30	1.60	to	(0.23)

12/31/2015	80,427,225	10.10	to	1.03	173,901,984	1.82	0.45	to	2.30	(0.11)	to	(1.92)

TA JPMorgan Enhanced Index Initial Class

12/31/2019	41,798,145	3.22	to	13.56	135,407,620	1.19	0.30	to	2.80	30.64	to	27.47

12/31/2018	44,289,570	2.46	to	10.64	111,021,328	1.10	0.30	to	2.80	(6.29)	to	(8.59)

12/31/2017	46,939,835	2.63	to	11.64	127,335,985	0.56	0.30	to	2.80	20.79	to	17.86

12/31/2016	46,917,262	2.18	to	1.98	106,614,195	0.41	0.30	to	2.05	11.02	to	9.12

12/31/2015	49,201,659	1.96	to	1.82	101,285,585	0.93	0.30	to	2.05	(0.37)	to	(2.08)

TA JPMorgan Enhanced Index Service Class

12/31/2019	9,090,987	21.30	to	13.51	79,574,306	0.97	0.20	to	2.65	30.43	to	27.31

12/31/2018	10,181,659	16.33	to	10.61	57,236,560	0.87	0.20	to	2.65	(6.43)	to	(8.68)

12/31/2017	12,493,704	17.46	to	11.62	67,683,559	0.41	0.20	to	2.65	19.74	to	17.71

12/31/2016	13,075,401	14.48	to	1.47	51,966,255	0.18	0.90	to	2.30	10.13	to	8.63

12/31/2015	12,638,230	13.15	to	1.36	39,714,319	0.85	0.90	to	2.30	(1.25)	to	(2.60)

TA JPMorgan International Moderate Growth Initial Class

12/31/2019	69,370	1.47	to	11.65	100,195	2.36	0.30	to	2.50	17.42	to	14.90

12/31/2018	68,581	1.26	to	10.14	84,487	2.40	0.30	to	2.50	(11.85)	to	(13.75)

12/31/2017	68,027	1.42	to	11.76	95,215	1.82	0.30	to	2.50	21.42	to	21.24

12/31/2016	69,400	1.17	to	1.15	80,122	2.15	0.30	to	0.45	0.92	to	0.77

12/31/2015	68,181	1.16	to	1.15	78,116	1.96	0.30	to	0.45	(1.93)	to	(2.08)

TA JPMorgan International Moderate Growth Service Class

12/31/2019	263,802,109	12.91	to	11.61	556,497,257	2.03	0.20	to	2.80	17.37	to	14.41

12/31/2018	300,953,145	11.00	to	10.15	537,377,054	2.15	0.20	to	2.80	(12.09)	to	(14.32)

12/31/2017	334,110,132	12.51	to	11.85	660,356,626	1.62	0.20	to	2.80	20.93	to	18.17

12/31/2016	358,429,603	10.32	to	0.92	551,114,925	1.85	0.45	to	2.45	0.62	to	(1.33)

12/31/2015	406,136,679	10.26	to	0.93	595,453,089	1.79	0.45	to	2.45	(2.32)	to	(4.23)

68

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Mid Cap Value Service Class

12/31/2019	41,359,300	$18.37	to	$11.38	$237,476,565	1.17%	0.20%	to	2.80%	25.74%	to	22.56%

12/31/2018	44,054,769	14.61	to	9.29	186,121,537	0.64	0.20	to	2.80	(12.27)	to	(14.50)

12/31/2017	49,949,595	16.66	to	10.86	234,010,120	0.60	0.20	to	2.80	12.68	to	10.11

12/31/2016	52,307,287	14.75	to	2.21	198,647,207	1.97	0.45	to	2.30	13.77	to	11.71

12/31/2015	49,562,775	12.96	to	1.98	157,156,789	0.75	0.45	to	2.30	(3.37)	to	(5.12)

TA JPMorgan Tactical Allocation Service Class

12/31/2019	260,751,494	12.91	to	10.87	1,220,599,661	2.08	0.20	to	2.65	11.69	to	9.02

12/31/2018	290,764,551	11.56	to	9.97	1,151,582,075	1.88	0.20	to	2.65	(3.38)	to	(5.70)

12/31/2017	336,938,291	11.96	to	10.57	1,290,836,386	1.59	0.20	to	2.65	8.02	to	5.71

12/31/2016	379,479,465	11.05	to	1.10	1,253,888,489	1.15	0.45	to	2.30	3.73	to	1.86

12/31/2015	388,440,348	10.65	to	1.08	1,097,074,756	1.14	0.45	to	2.30	(0.85)	to	(2.64)

TA Legg Mason Dynamic Allocation - Balanced Service Class

12/31/2019	188,777,088	13.30	to	1.17	1,048,148,666	1.59	0.20	to	2.50	15.83	to	13.20

12/31/2018	211,305,384	11.48	to	1.03	987,628,491	1.40	0.20	to	2.50	(3.51)	to	(5.72)

12/31/2017	240,726,764	11.90	to	1.09	1,134,168,274	1.13	0.20	to	2.50	9.97	to	7.78

12/31/2016	290,004,410	10.79	to	1.07	1,174,416,752	1.09	0.45	to	2.05	(1.11)	to	(2.66)

12/31/2015	303,800,980	10.91	to	1.10	1,125,801,306	0.92	0.45	to	2.05	(2.51)	to	(4.04)

TA Legg Mason Dynamic Allocation - Growth Service Class

12/31/2019	87,000,387	13.86	to	1.29	447,785,619	1.37	0.20	to	2.50	16.59	to	13.94

12/31/2018	99,265,335	11.89	to	1.13	430,016,813	1.22	0.20	to	2.50	(4.92)	to	(7.10)

12/31/2017	111,240,123	12.50	to	1.22	502,210,785	0.98	0.20	to	2.50	12.70	to	10.45

12/31/2016	132,145,826	11.07	to	1.11	513,884,084	1.03	0.45	to	2.05	(1.43)	to	(2.97)

12/31/2015	149,681,980	11.23	to	1.14	528,608,149	0.69	0.45	to	2.05	(3.38)	to	(4.90)

TA Levin Large Cap Value Service Class

12/31/2019	1,468,558	10.55	to	10.16	10,944,450	0.27	0.20	to	2.50	16.76	to	14.14

12/31/2018(1)	323,389	9.03	to	8.90	2,100,210	0.19	0.20	to	2.50	-	to	-

TA Madison Diversified Income Service Class

12/31/2019	51,519,543	13.86	to	11.41	179,387,536	1.53	0.20	to	2.50	14.71	to	12.14

12/31/2018	50,863,663	12.08	to	10.18	135,787,858	1.47	0.20	to	2.50	(0.95)	to	(3.19)

12/31/2017	53,981,023	12.19	to	10.51	130,445,023	1.60	0.20	to	2.50	8.28	to	6.86

12/31/2016	55,129,242	11.20	to	1.20	115,967,502	1.32	1.15	to	1.90	5.62	to	4.83

12/31/2015	57,334,171	10.60	to	1.14	109,758,408	1.03	1.15	to	1.90	(1.00)	to	(1.74)

TA Managed Risk - Balanced ETF Service Class

12/31/2019	1,162,728,895	13.81	to	11.51	5,570,038,106	1.96	0.20	to	2.80	15.42	to	12.50

12/31/2018	1,309,690,461	11.96	to	10.23	5,298,234,531	1.68	0.20	to	2.80	(4.74)	to	(7.16)

12/31/2017	1,473,800,978	12.56	to	11.02	6,047,882,818	1.68	0.20	to	2.80	13.10	to	10.36

12/31/2016	1,640,125,949	1.36	to	1.13	5,673,175,806	1.65	0.30	to	2.45	3.44	to	1.28

12/31/2015	1,749,801,079	1.31	to	1.11	5,493,942,298	1.28	0.30	to	2.45	(2.06)	to	(4.12)

TA Managed Risk - Conservative ETF Service Class

12/31/2019	210,974,386	13.19	to	11.06	666,135,464	2.04	0.20	to	2.80	11.97	to	9.14

12/31/2018	245,869,418	11.78	to	10.14	671,687,849	1.79	0.20	to	2.80	(3.79)	to	(6.24)

12/31/2017	280,713,603	12.25	to	10.81	771,558,640	1.82	0.20	to	2.80	10.54	to	8.02

12/31/2016	324,381,240	11.05	to	1.18	777,003,480	1.61	0.45	to	2.45	3.61	to	1.59

12/31/2015	344,902,729	10.67	to	1.17	734,076,985	1.52	0.45	to	2.45	(1.13)	to	(3.06)

69

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Managed Risk - Growth ETF Service Class

12/31/2019	735,600,165	$14.92	to	$12.03	$2,476,677,187	1.74%	0.20%	to	2.80%	19.17%	to	16.16%

12/31/2018	857,934,001	12.52	to	10.36	2,384,647,311	1.59	0.20	to	2.80	(7.34)	to	(9.70)

12/31/2017	1,000,647,147	13.52	to	11.47	2,942,924,332	1.61	0.20	to	2.80	18.12	to	15.25

12/31/2016	1,128,966,441	1.36	to	1.13	2,699,674,301	1.61	0.30	to	2.45	4.36	to	2.17

12/31/2015	1,301,705,474	1.30	to	1.11	2,828,869,757	1.46	0.30	to	2.45	(3.80)	to	(5.82)
TA Market Participation Strategy Service Class

12/31/2019	75,395,519	14.95	to	11.76	393,660,137	0.90	0.20	to	2.50	18.34	to	15.69

12/31/2018	87,219,115	12.63	to	10.16	382,090,653	0.36	0.20	to	2.50	(2.92)	to	(5.12)

12/31/2017	93,693,820	13.01	to	10.71	434,408,630	0.31	0.20	to	2.50	10.30	to	8.10

12/31/2016	112,269,327	11.77	to	1.13	453,011,302	0.16	0.45	to	2.05	3.70	to	2.07

12/31/2015	117,968,861	11.35	to	1.11	452,767,371	-	0.45	to	2.05	(3.68)	to	(5.19)
TA Morgan Stanley Capital Growth Initial Class

12/31/2019	95,615,249	4.27	to	17.14	372,441,653	-	0.30	to	2.80	23.37	to	20.37

12/31/2018	42,679,256	3.46	to	14.24	134,713,516	-	0.30	to	2.80	6.36	to	3.76

12/31/2017	42,128,648	3.26	to	13.73	126,618,578	-	0.30	to	2.80	43.17	to	39.70

12/31/2016	43,698,169	2.27	to	2.05	92,915,246	-	0.30	to	2.05	(2.56)	to	(4.22)

12/31/2015	47,282,114	2.33	to	2.14	104,267,818	-	0.30	to	2.05	11.45	to	9.54
TA Morgan Stanley Capital Growth Service Class

12/31/2019	31,609,616	28.63	to	17.10	362,045,816	-	0.20	to	2.65	23.22	to	20.28

12/31/2018	14,619,393	23.24	to	14.21	108,734,790	-	0.20	to	2.65	6.22	to	3.67

12/31/2017	14,528,067	21.88	to	13.71	91,705,626	-	0.20	to	2.65	41.99	to	39.58

12/31/2016	13,431,257	15.30	to	1.54	53,195,806	-	0.90	to	2.30	(3.37)	to	(4.69)

12/31/2015	15,649,714	15.84	to	1.61	53,335,138	-	0.90	to	2.30	10.45	to	8.95
TA Multi-Managed Balanced Initial Class

12/31/2019	34,030,880	2.87	to	12.26	97,122,745	1.66	0.30	to	2.80	21.40	to	18.45

12/31/2018	35,336,427	2.36	to	10.35	84,092,450	1.44	0.30	to	2.80	(3.95)	to	(6.30)

12/31/2017	36,409,215	2.46	to	11.05	91,688,505	0.86	0.30	to	2.80	13.80	to	11.04

12/31/2016	35,420,588	2.16	to	2.08	79,027,923	0.97	0.30	to	2.50	7.55	to	5.25

12/31/2015	34,089,325	2.01	to	1.98	71,558,086	1.35	0.30	to	2.50	(0.09)	to	(1.80)
TA Multi-Managed Balanced Service Class

12/31/2019	193,463,242	16.94	to	12.22	1,261,699,037	1.43	0.20	to	2.65	21.25	to	18.36

12/31/2018	213,053,682	13.97	to	10.33	1,113,804,034	1.21	0.20	to	2.65	(4.10)	to	(6.40)

12/31/2017	245,736,768	14.56	to	11.03	1,284,175,277	0.79	0.20	to	2.65	13.48	to	10.89

12/31/2016	219,709,404	1.82	to	1.53	904,843,654	0.93	0.30	to	2.45	7.32	to	5.07

12/31/2015	143,153,566	1.70	to	1.46	347,407,856	1.16	0.30	to	2.45	(0.36)	to	(2.45)
TA Multi-Manager Alternative Strategies Service Class

12/31/2019	443,014	10.76	to	9.99	4,522,748	0.76	0.20	to	2.50	8.05	to	5.59

12/31/2018	294,271	9.96	to	9.46	2,811,857	0.89	0.20	to	2.50	(4.82)	to	(7.00)

12/31/2017	166,567	10.46	to	10.17	1,693,399	1.28	0.20	to	2.50	4.29	to	3.05

12/31/2016	163,253	10.01	to	9.64	1,601,107	2.52	0.45	to	1.65	1.56	to	0.35

12/31/2015	181,063	9.85	to	9.60	1,760,776	0.36	0.45	to	1.65	(6.03)	to	(7.15)
TA PIMCO Tactical - Balanced Service Class

12/31/2019	133,079,664	14.24	to	11.54	545,140,658	0.16	0.20	to	2.65	19.44	to	16.59

12/31/2018	152,110,362	11.92	to	9.90	514,523,316	3.19	0.20	to	2.65	(7.12)	to	(9.35)

12/31/2017	172,652,804	12.84	to	10.92	628,788,296	0.30	0.20	to	2.65	11.54	to	9.15

12/31/2016	192,663,294	11.48	to	1.01	610,151,653	0.29	0.45	to	2.30	4.91	to	3.02

12/31/2015	194,833,059	10.95	to	0.98	571,936,975	-	0.45	to	2.30	(2.98)	to	(4.74)
TA PIMCO Tactical - Conservative Service Class

12/31/2019	63,063,445	13.81	to	11.38	257,753,596	0.10	0.20	to	2.65	17.33	to	14.53

12/31/2018	69,943,022	11.77	to	9.94	237,796,879	3.31	0.20	to	2.65	(5.34)	to	(7.61)

12/31/2017	79,062,157	12.44	to	10.76	282,866,000	1.29	0.20	to	2.65	9.90	to	7.55

12/31/2016	87,765,386	11.29	to	0.97	273,382,211	0.41	0.45	to	2.30	4.51	to	2.62

12/31/2015	84,100,322	10.80	to	0.94	223,359,365	0.30	0.45	to	2.30	(2.52)	to	(4.28)

70

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA PIMCO Tactical - Growth Service Class

12/31/2019	67,856,653	$14.80	to	$11.87	$344,227,526	-%	0.20%	to	2.65%	21.31%	to	18.42%

12/31/2018	77,403,230	12.20	to	10.03	311,059,978	3.06	0.20	to	2.65	(7.87)	to	(10.08)

12/31/2017	89,424,879	13.24	to	11.15	373,518,260	0.40	0.20	to	2.65	14.31	to	11.87

12/31/2016	97,932,555	11.55	to	0.97	334,243,979	-	0.45	to	2.30	4.40	to	2.52

12/31/2015	99,906,894	11.07	to	0.94	288,604,027	-	0.45	to	2.30	(3.89)	to	(5.63)
TA PIMCO Total Return Initial Class

12/31/2019	97,537,181	1.78	to	10.48	162,583,767	2.53	0.30	to	2.80	8.09	to	5.46

12/31/2018	100,615,759	1.65	to	9.94	157,867,721	2.61	0.30	to	2.80	(0.95)	to	(3.38)

12/31/2017	108,525,289	1.67	to	10.29	174,652,447	-	0.30	to	2.80	4.57	to	2.04

12/31/2016	116,273,391	1.59	to	1.46	181,319,170	2.37	0.30	to	2.05	2.41	to	0.65

12/31/2015	125,233,326	1.56	to	1.45	192,941,918	2.51	0.30	to	2.05	0.39	to	(1.33)
TA PIMCO Total Return Service Class

12/31/2019	289,976,616	11.29	to	10.46	721,416,264	2.26	0.20	to	2.65	8.00	to	5.42

12/31/2018	331,762,980	10.46	to	9.92	717,759,315	2.40	0.20	to	2.65	(1.22)	to	(3.59)

12/31/2017	381,085,363	10.58	to	10.29	803,609,896	-	0.20	to	2.65	4.33	to	1.95

12/31/2016	432,200,049	1.34	to	1.11	826,905,164	2.20	0.30	to	2.45	2.17	to	0.03

12/31/2015	475,137,309	1.31	to	1.11	833,576,453	2.54	0.30	to	2.45	0.22	to	(1.89)
TA PineBridge Inflation Opportunities Service Class

12/31/2019	68,795,573	10.06	to	10.23	148,339,095	2.30	0.20	to	2.65	7.99	to	5.41

12/31/2018	80,400,948	9.31	to	9.71	154,495,130	1.69	0.20	to	2.65	(1.74)	to	(4.10)

12/31/2017	90,816,209	9.48	to	10.12	173,872,830	0.23	0.20	to	2.65	2.67	to	0.48

12/31/2016	101,867,579	9.21	to	0.95	175,347,485	0.58	0.45	to	2.30	3.34	to	1.47

12/31/2015	110,195,164	8.91	to	0.94	178,257,154	1.24	0.45	to	2.30	(3.30)	to	(5.05)
TA ProFunds UltraBear Service Class (OAM)

12/31/2019	528,747,957	0.08	to	3.92	12,630,584	-	0.45	to	2.65	(43.10)	to	(44.33)

12/31/2018	824,917,799	0.14	to	7.04	35,025,006	-	0.45	to	2.65	6.06	to	3.76

12/31/2017	325,897,312	0.13	to	6.79	13,176,394	-	0.45	to	2.65	(32.66)	to	(34.10)

12/31/2016	557,626,487	0.19	to	0.06	33,857,197	-	0.45	to	2.00	(23.94)	to	(25.08)

12/31/2015	406,801,801	0.25	to	0.08	32,809,667	-	0.45	to	2.00	(7.71)	to	(9.10)
TA QS Investors Active Asset Allocation - Conservative Service Class

12/31/2019	121,522,304	12.59	to	11.15	339,344,934	1.97	0.20	to	2.65	11.01	to	8.36

12/31/2018	141,754,097	11.34	to	10.29	347,965,665	1.59	0.20	to	2.65	(3.08)	to	(5.41)

12/31/2017	167,288,266	11.70	to	10.88	413,363,455	1.72	0.20	to	2.65	11.20	to	8.82

12/31/2016	201,671,367	10.50	to	1.06	425,136,568	1.26	0.45	to	2.45	2.19	to	0.20

12/31/2015	225,250,178	10.27	to	1.05	432,962,686	1.01	0.45	to	2.45	(2.80)	to	(4.70)
TA QS Investors Active Asset Allocation - Moderate Service Class

12/31/2019	333,714,080	12.83	to	11.35	1,331,045,066	1.81	0.20	to	2.65	10.91	to	8.26

12/31/2018	382,230,157	11.56	to	10.48	1,333,011,023	1.44	0.20	to	2.65	(4.36)	to	(6.66)

12/31/2017	433,032,803	12.09	to	11.23	1,515,657,257	1.55	0.20	to	2.65	14.93	to	12.47

12/31/2016	492,652,371	10.50	to	1.04	1,448,789,251	1.23	0.45	to	2.50	1.73	to	(0.30)

12/31/2015	545,348,810	10.32	to	1.04	1,537,126,518	0.97	0.45	to	2.50	(4.71)	to	(6.61)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class

12/31/2019	167,991,889	13.18	to	11.59	522,009,134	1.66	0.20	to	2.65	11.13	to	8.48

12/31/2018	195,359,095	11.86	to	10.69	540,380,113	1.31	0.20	to	2.65	(6.14)	to	(8.39)

12/31/2017	225,073,336	12.63	to	11.67	650,551,880	1.28	0.20	to	2.65	19.77	to	17.21

12/31/2016	254,015,317	10.52	to	1.04	591,439,085	1.07	0.45	to	2.30	1.51	to	(0.32)

12/31/2015	297,221,724	10.37	to	1.04	646,874,469	1.01	0.45	to	2.30	(6.95)	to	(8.64)
TA Small/Mid Cap Value Initial Class

12/31/2019	18,085,702	2.98	to	11.62	114,726,591	0.96	0.30	to	2.80	24.90	to	21.87

12/31/2018	20,576,048	2.39	to	9.53	105,244,710	0.89	0.30	to	2.80	(11.72)	to	(13.88)

12/31/2017	22,801,173	2.71	to	11.07	135,391,174	1.13	0.30	to	2.80	15.21	to	12.42

12/31/2016	24,866,417	2.35	to	3.68	129,843,084	0.78	0.30	to	2.05	20.76	to	18.70

12/31/2015	28,487,599	1.94	to	3.10	123,688,215	0.98	0.30	to	2.05	(2.80)	to	(4.47)

71

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Small/Mid Cap Value Service Class

12/31/2019	26,380,984	$18.50	to	$11.58	$149,629,508	0.76%	0.20%	to	2.65%	24.69%	to	21.72%

12/31/2018	28,152,654	14.84	to	9.51	105,380,785	0.68	0.20	to	2.65	(11.81)	to	(13.93)

12/31/2017	33,142,579	16.83	to	11.05	129,538,718	0.97	0.20	to	2.65	14.23	to	12.29

12/31/2016	37,602,330	14.63	to	1.92	111,710,832	0.54	0.90	to	2.30	19.73	to	18.10

12/31/2015	37,708,384	12.22	to	1.63	88,569,777	0.81	0.90	to	2.30	(3.60)	to	(4.92)
TA T. Rowe Price Small Cap Initial Class

12/31/2019	39,725,671	4.16	to	13.72	136,379,747	-	0.30	to	2.80	32.37	to	29.15

12/31/2018	43,487,831	3.14	to	10.62	114,179,188	-	0.30	to	2.80	(7.36)	to	(9.63)

12/31/2017	45,509,419	3.39	to	11.75	129,784,292	-	0.30	to	2.80	22.02	to	19.07

12/31/2016	47,515,529	2.78	to	2.65	112,290,331	-	0.30	to	2.05	10.89	to	8.99

12/31/2015	50,302,232	2.51	to	2.43	108,382,266	-	0.30	to	2.05	2.13	to	0.38
TA T. Rowe Price Small Cap Service Class

12/31/2019	32,292,237	22.54	to	13.67	313,681,024	-	0.20	to	2.65	32.12	to	28.97

12/31/2018	33,335,132	17.06	to	10.60	210,676,582	-	0.20	to	2.65	(7.47)	to	(9.69)

12/31/2017	37,785,697	18.43	to	11.74	241,993,274	-	0.20	to	2.65	20.93	to	18.88

12/31/2016	40,379,882	15.14	to	1.97	191,512,774	-	0.90	to	2.30	10.01	to	8.51

12/31/2015	42,516,500	13.76	to	1.82	166,716,242	-	0.90	to	2.30	1.24	to	(0.14)
TA TS&W International Equity Initial Class

12/31/2019	40,250,949	1.86	to	11.59	83,257,900	1.42	0.30	to	2.80	20.70	to	17.77

12/31/2018	42,739,151	1.54	to	9.84	73,746,197	2.44	0.30	to	2.80	(15.78)	to	(17.84)

12/31/2017	40,975,824	1.83	to	11.98	85,535,379	2.19	0.30	to	2.80	22.54	to	19.57

12/31/2016	41,696,215	1.49	to	1.56	71,904,972	2.76	0.30	to	2.05	0.78	to	(0.95)

12/31/2015	44,322,070	1.48	to	1.57	76,568,954	2.98	0.30	to	2.05	1.01	to	(0.72)
TA TS&W International Equity Service Class

12/31/2019	10,975,213	13.12	to	11.55	46,304,060	1.19	0.20	to	2.65	20.49	to	17.62

12/31/2018	12,291,177	10.89	to	9.82	35,983,797	2.20	0.20	to	2.65	(15.87)	to	(17.89)

12/31/2017	13,819,574	12.94	to	11.96	43,576,774	2.01	0.20	to	2.65	21.56	to	19.50

12/31/2016	13,541,992	10.58	to	0.86	34,110,738	2.57	0.90	to	2.30	(0.13)	to	(1.49)

12/31/2015	16,788,573	10.59	to	0.87	36,053,774	2.99	0.90	to	2.30	0.13	to	(1.23)
TA U.S. Equity Index Service Class

12/31/2019	13,156,763	13.95	to	13.13	178,742,034	0.49	0.35	to	2.65	30.44	to	27.52

12/31/2018	4,460,433	10.69	to	10.29	46,909,805	0.24	0.35	to	2.65	(5.32)	to	(7.46)

12/31/2017(1)	1,656,725	11.29	to	11.12	18,585,620	-	0.35	to	2.65	-	to	-
TA WMC US Growth Initial Class

12/31/2019	169,149,426	3.40	to	16.40	460,449,558	0.12	0.30	to	2.80	39.63	to	36.23
12/31/2018	125,844,251	2.43	to	12.04	249,568,122	0.48	0.30	to	2.80	(0.09)	to	(2.53)

12/31/2017	139,553,543	2.44	to	12.35	276,903,733	0.42	0.30	to	2.80	28.81	to	25.69

12/31/2016	152,376,830	1.89	to	1.36	236,978,354	0.40	0.30	to	2.30	2.50	to	0.50

12/31/2015	168,111,201	1.85	to	1.35	257,886,335	0.70	0.30	to	2.30	6.53	to	4.45
TA WMC US Growth Service Class

12/31/2019	29,264,303	25.30	to	16.35	222,359,352	-	0.20	to	2.65	39.40	to	36.07
12/31/2018	24,232,577	18.15	to	12.02	113,091,417	0.28	0.20	to	2.65	(0.23)	to	(2.63)

12/31/2017	28,142,974	18.19	to	12.34	123,555,754	0.21	0.20	to	2.65	27.71	to	25.55

12/31/2016	31,337,681	14.15	to	1.26	98,349,420	0.18	0.90	to	2.30	1.62	to	0.24

12/31/2015	33,875,319	13.92	to	1.26	96,971,678	0.54	0.90	to	2.30	5.66	to	4.21
Vanguard® - Capital Growth

12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
Vanguard® - Conservative Allocation

12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-
Vanguard® - Diversified Value

12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
Vanguard® Balanced

12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-

72

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard® Equity Income

12/31/2019(1)	-	$10.01	to	$10.01	$-	-%	0.27%	to	0.47%	-%	to	-%
Vanguard® Equity Index

12/31/2019	1,106,204	22.23	to	13.96	5,072,380	1.90	0.27	to	2.50	30.91	to	28.10

12/31/2018	1,183,932	2.06	to	10.90	4,075,298	1.62	0.30	to	2.50	(4.79)	to	(6.85)

12/31/2017	813,744	2.17	to	11.70	3,788,631	1.63	0.30	to	2.50	21.29	to	20.45

12/31/2016	411,968	1.79	to	1.74	1,920,746	2.45	0.30	to	1.00	11.48	to	10.70

12/31/2015	462,855	1.60	to	1.57	1,852,623	1.41	0.30	to	1.00	0.96	to	0.26
Vanguard® Global Bond Index

12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
Vanguard® Growth

12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-
Vanguard® High Yield Bond

12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
Vanguard® International

12/31/2019	570,592	17.44	to	14.86	2,830,970	1.30	0.27	to	2.70	30.82	to	27.77

12/31/2018	567,663	1.45	to	11.63	1,859,489	0.82	0.30	to	2.70	(12.88)	to	(14.93)

12/31/2017	767,522	1.66	to	13.67	2,310,758	0.93	0.30	to	2.70	42.25	to	41.26

12/31/2016	441,335	1.17	to	1.05	1,229,545	1.47	0.30	to	1.00	1.57	to	0.87

12/31/2015	426,145	1.15	to	1.04	1,169,229	1.30	0.30	to	1.00	(1.06)	to	(1.76)
Vanguard® Mid-Cap Index

12/31/2019	344,777	20.02	to	12.78	2,287,080	1.30	0.27	to	2.70	30.48	to	27.43

12/31/2018	332,115	1.99	to	10.03	1,356,724	1.21	0.30	to	2.70	(9.60)	to	(11.73)

12/31/2017	389,324	2.20	to	11.36	1,395,425	1.05	0.30	to	2.70	18.72	to	17.90

12/31/2016	243,199	1.85	to	1.62	845,838	1.52	0.30	to	1.00	10.78	to	10.01

12/31/2015	316,319	1.67	to	1.48	888,668	0.88	0.30	to	1.00	(1.73)	to	(2.42)
Vanguard® Moderate Allocation

12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
Vanguard® Money Market

12/31/2019(1)	-	10.00	to	10.00	-	0.07	0.27	to	0.47	-	to	-
Vanguard® Real Estate Index

12/31/2019	164,384	15.77	to	11.64	724,052	2.47	0.27	to	2.50	28.42	to	25.67

12/31/2018	143,459	1.52	to	9.26	452,464	3.03	0.30	to	2.50	(5.64)	to	(7.67)

12/31/2017	149,622	1.61	to	10.03	459,283	2.34	0.30	to	2.50	4.46	to	3.74

12/31/2016	136,899	1.54	to	1.58	358,742	2.67	0.30	to	1.00	8.03	to	7.28

12/31/2015	150,260	1.43	to	1.47	350,033	1.66	0.30	to	1.00	1.92	to	1.21
Vanguard® Short-Term Investment Grade

12/31/2019	834,530	11.06	to	10.06	4,238,215	2.42	0.27	to	2.70	5.38	to	2.92

12/31/2018	828,787	1.36	to	9.77	3,028,267	1.75	0.30	to	2.70	0.74	to	(1.63)

12/31/2017	878,234	1.35	to	9.94	2,959,813	1.95	0.30	to	2.70	1.79	to	1.08

12/31/2016	1,010,860	1.33	to	1.06	2,717,920	1.92	0.30	to	1.00	2.41	to	1.70

12/31/2015	1,147,149	1.30	to	1.04	2,902,363	1.62	0.30	to	1.00	0.82	to	0.12
Vanguard® Total Bond Market Index

12/31/2019	550,251	11.32	to	10.36	3,671,401	2.17	0.27	to	2.70	8.35	to	5.82

12/31/2018	359,496	1.48	to	9.79	2,198,323	2.35	0.30	to	2.70	(0.43)	to	(2.77)

12/31/2017	402,636	1.49	to	10.07	2,099,639	2.30	0.30	to	2.70	3.17	to	2.45

12/31/2016	445,728	1.44	to	1.11	1,483,525	2.33	0.30	to	1.00	2.16	to	1.45

12/31/2015	544,334	1.41	to	1.09	1,627,599	1.97	0.30	to	1.00	0.03	to	(0.66)
Vanguard® Total International Stock Market Index

12/31/2019(1)	-	10.07	to	10.06	-	-	0.27	to	0.47	-	to	-
Vanguard® Total Stock Market Index

12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

73

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Voya Global Perspectives Class S Shares

12/31/2019		1,913	$11.67	to	$11.22	$22,324	3.33%	1.29%	to	2.14%	16.56%	to	15.58%

12/31/2018		1,919	10.01	to	9.70	19,217	2.65	1.29	to	2.14	(8.66)	to	(9.44)

12/31/2017		1,791	10.96	to	10.72	19,638	2.66	1.29	to	2.14	13.25	to	12.29

12/31/2016		1,665	9.68	to	9.54	16,121	2.60	1.29	to	2.14	5.19	to	4.30

12/31/2015	(1)	1,633	9.20	to	9.15	15,028	-	1.29	to	2.14	-	to	-
Voya Large Cap Value Class S Shares

12/31/2019		93	13.01	to	12.50	1,216	1.92	1.29	to	2.14	23.18	to	22.14

12/31/2018		95	10.56	to	10.24	1,008	1.83	1.29	to	2.14	(9.19)	to	(9.96)

12/31/2017		94	11.63	to	11.37	1,094	2.26	1.29	to	2.14	11.78	to	10.84

12/31/2016		97	10.40	to	10.26	1,006	3.01	1.29	to	2.14	12.13	to	11.18
Voya Strategic Allocation Conservative Class S Shares

12/31/2019		-	11.62	to	11.17	-	-	1.29	to	2.14	13.01	to	12.05

12/31/2018		-	10.28	to	9.97	-	-	1.29	to	2.14	(5.49)	to	(6.29)

12/31/2017		-	10.88	to	10.64	-	-	1.29	to	2.14	8.77	to	7.86

12/31/2016		-	10.00	to	9.86	-	-	1.29	to	2.14	4.12	to	3.25

12/31/2015	(1)	-	9.61	to	9.55	-	-	1.29	to	2.14	-	to	-
Voya Strategic Allocation Moderate Class S Shares

12/31/2019		-	12.22	to	11.75	-	-	1.29	to	2.14	17.42	to	16.42

12/31/2018		-	10.41	to	10.09	-	-	1.29	to	2.14	(7.52)	to	(8.31)

12/31/2017		-	11.26	to	11.01	-	-	1.29	to	2.14	12.83	to	11.88

12/31/2016		-	9.98	to	9.84	-	-	1.29	to	2.14	4.96	to	4.07

12/31/2015	(1)	-	9.51	to	9.45	-	-	1.29	to	2.14	-	to	-
Wanger International

12/31/2019		58,273	1.78	to	13.08	369,851	0.84	0.30	to	2.50	29.60	to	26.82

12/31/2018		70,863	1.37	to	10.31	262,615	2.05	0.30	to	2.50	(17.95)	to	(19.72)

12/31/2017		108,448	1.67	to	12.85	370,644	1.23	0.30	to	2.50	32.52	to	31.86

12/31/2016		141,836	1.26	to	1.13	308,283	1.18	0.30	to	0.80	(1.70)	to	(2.19)

12/31/2015		160,087	1.29	to	1.16	318,081	1.51	0.30	to	0.80	(0.20)	to	(0.70)
Wanger USA

12/31/2019		-	2.84	to	14.09	-	-	0.30	to	2.50	30.71	to	27.91

12/31/2018		-	2.17	to	11.02	-	-	0.30	to	2.50	(1.76)	to	(3.88)

12/31/2017		-	2.21	to	11.46	-	-	0.30	to	2.50	19.22	to	18.63

12/31/2016		67,832	1.85	to	1.82	177,312	-	0.30	to	0.80	13.35	to	12.78

12/31/2015		133,870	1.64	to	1.62	274,445	-	0.30	to	0.80	(0.91)	to	(1.40)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

74

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

75

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.05% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Additional Fund
Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
AB Growth and Income Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Bond Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - International Class 2 Shares	0.30% - 0.40%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Equity-Income Initial Class	0.20%
Fidelity® VIP Growth Initial Class	0.20%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA International Equity Index Service Class	0.15%
TA U.S. Equity Index Service Class	0.15%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%
Vanguard® Mid-Cap Index	0.20% - 0.60%
Vanguard® Real Estate Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%
Wanger International	0.30%
Wanger USA	0.30%

76

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2019

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves. Since January 2020, the Coronavirus disease (COVID-19) pandemic and economic uncertainties have arisen which have impacted the Separate Account’s net assets. The extent to which the COVID-19 pandemic will continue to impact the net assets will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of AEGON N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of AEGON N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

77

PART C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)	(a)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 1

	(b)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing the consolidation of the Separate Account. Note 33

(2)		Not Applicable.

(3)	(a)

Amended and restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and Transamerica Capital, Inc. Note 31

	(b)	Broker/Dealer and Sales Agreement. Note 1

(4)	(a)	Group Master Policy and Optional Riders for the Endeavor Generations Plus Variable Annuity. Note 2

	(b)	Group Certificate for the Endeavor Generations Plus Variable Annuity. Note 2

	(c)	Individual Policy for the Endeavor Generations Plus Variable Annuity. Note 2

	(d)	Policy for the Separate Account VA C. Note 3

	(e)	Policy Rider (Additional Death Distribution). Note 3

	(f)	Policy Endorsement (Initial Payment Guarantee). Note 3

	(g)	Policy Rider (Managed Annuity Program). Note 4

	(h)	Policy for Separate Account VA C. Note 5

	(i)	Policy Rider (MAP II). Note 6

	(j)	Policy Rider (GPS). Note 39

	(k)	Policy Rider (5 for Life). Note 7

	(l)	Policy Rider (ADD +). Note 7

	(m)	Policy Rider (5 for Life with Growth – without Death Benefit). Note 8

	(n)	Policy Rider (5 for Life with Growth – with Death Benefit). Note 8

	(o)	Policy Rider (Income Select for Life). Note 39

	(p)	Policy Rider (Double Enhanced). Note 9

	(q)	Policy Rider (Annual Step-Up). Note 10

	(r)	Policy Rider (Retirement Income Choice). Note 39

	(s)	Policy Rider (Fund Facilitation Fee). Note 11

	(t)	Policy Rider (Retirement Income Choice – Double Withdrawal Base Benefit). Note 39

	(u)	Policy Rider (Retirement Income Choice 1.2). Note 39

	(v)	Policy Rider (Retirement Income Choice 1.4). Note 39

	(w)	Policy Rider (Income Link). Note 39

	(x)	Policy Rider (RIM). Note 39

	(y)	Policy Rider (Retirement Income Choice 1.6). Note 31

	(z)	Policy for Separate Account VA C. Note 31

(5)	(a)	Group Master Application for the Endeavor Generations Plus Variable Annuity. Note 2

	(b)	Group Certificate Enrollment Application for the Endeavor Generations Plus Variable Annuity. Note 2

	(c)	Individual Application for Endeavor Generations Plus Variable Annuity. Note 2

	(d)	Individual Application for the Separate Account VA C. Note 3

	(e)	Individual Application for the Separate Account VA C. Note 5

	(f)	Application. Note 15

	(g)	Application. Note 13

(6)	(a)	Articles of Incorporation of Transamerica Life Insurance Company. Note 16

	(b)	Bylaws of Transamerica Life Insurance Company. Note 16

(7)	(a)	Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International Re (Bermuda) Ltd. dated December 31, 2001. Note 17

(7)	(b)	Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 30, 2008. Note 12

	(b)	(1) Amendment No. 1 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 30, 2008. Note 18

	(b)	(2) Amendment No. 2 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 29, 2009. Note 18

	(b)	(3) Amendment No. 3 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated May 27, 2010. Note 18

	(b)	(4) Assignment, Transfer and Novation Agreement by and among Transamerica International RE (Bermuda) Ltd., Firebird Re Corp. and Transamerica Life Insurance Company. Note 41

(7)	(c)	Reinsurance Agreement between Firebird Re Corp. and Transamerica Life Insurance Company. Note 41

(8)	(a)	Participation Agreement (AIM/INVESCO). Note 19

	(a)(1)	Amendment No. 9 to Participation Agreement (AIM/INVESCO). Note 20

	(a)(2)	Amendment No.12 to Participation Agreement (AIM/INVESCO). Note 31

	(a)(3)	Amendment No. 18 to Participation Agreement (AIM/INVESCO). Note 31

	(a)(4)	Amendment No. 19 to Participation Agreement (AIM/INVESCO). Note 14

	(a)(5)	Amendment No. 20 to Participation Agreement (AIM/INVESCO). Note 18

	(a)(6)	Amendment No. 21 to Participation Agreement (AIM/INVESCO). Note 21

	(a)(7)	Amendment No. 22 to Participation Agreement (AIM/INVESCO). Note 35

(8)	(b)	Participation Agreement (AllianceBernstein). Note 22

	(b)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein). Note 23

	(b)(2)	Amendment No. 5 to Participation Agreement (AllianceBernstein). Note 24

	(b)(3)	Amendment No. 11 to Participation Agreement (AllianceBernstein). Note 25

	(b)(4)	Amendment No. 13 to Participation Agreement (AllianceBernstein). Note 37

	(b)(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 39

	(b)(6)	Amended Schedule A to Participation Agreement dated May 1, 2017 (AllianceBernstein). Note 44

(8)	(c)	Participation Agreement (American Funds). Note 26

	(c)(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 26

	(c)(2)	Amendment No. 6 to Participation Agreement (American Funds). Note 1

	(c)(3)	Amendment No. 8 to Participation Agreement (American Funds). Note 36

	(c)(4)	Amendment No. 9 to Participation Agreement (American Funds). Note 38

	(c)(5)	Amendment No. 10 to Participation Agreement (American Funds). Note 43

	(c)(6)	Amendment No. 11 to Participation Agreement (American Funds). Note 44

(8)	(d)	Participation Agreement (Fidelity). Note 27

	(d)(1)	Amendment No. 7 to Participation Agreement (Fidelity). Note 28

	(d)(2)	Summary Prospectus Agreement (Fidelity). Note 1

	(d)(3)	Amendment No. 8 to Participation Agreement (Fidelity). Note 32

	(d)(4)	Amended Schedule A to Participation Agreement dated May 1, 2017 (Fidelity). Note 44

(8)	(e)	Participation Agreement (Franklin). Note 12

	(e)(1)	Amendment No. 2 to Participation Agreement (Franklin). Note 31

	(e)(2)	Amendment No. 4 to Participation Agreement (Franklin). Note 18

	(e)(3)	Amendment No. 5 to Participation Agreement (Franklin). Note 29

	(e)(4)	Amendment to Participation Agreement (Franklin). Note 31

	(e)(5)	Amendment to Participation Agreement January 15, 2013 (Franklin). Note 31

	(e)(6)	Amendment No. 8 to Participation Agreement (Franklin). Note 32

	(e)(7)	Amendment No. 9 to Amended and Restated Participation Agreement (Franklin). Note 35

	(e)(8)	Amendment No. 10 to Amended and Restated Participation Agreement (Franklin). Note 37

	(e)(9)	Amendment No. 11 to Participation Agreement (Franklin). Note 38

(8)	(f)	Participation Agreement (GE). Note 26

	(f)(1)	Amendment No. 1 to Participation Agreement (GE). Note 25

	(f)(2)	Amendment No. 2 to Participation Agreement (GE). Note 32

	(f)(3)	Amendment No. 3 to Participation Agreement (GE/SSGA). Note 45

(8)	(g)	Participation Agreement (Janus). Note 22

	(g)(1)	Amendment No. 2 to Participation Agreement (Janus). Note 30

	(g)(2)	Amendment No. 3 to Participation Agreement (Janus). Note 31

	(g)(3)	Amendment No. 12 to Participation Agreement (Janus). Note 18

	(g)(4)	Amendment No. 13 to Participation Agreement (Janus). Note 29

	(g)(5)	Amendment No. 14 to Participation Agreement (Janus). Note 37

(8)	(h)	Participation Agreement (MFS). Note 31

	(h)(1)	Addendum to Participation Agreement (MFS). Note 41

(8)	(i)	Participation Agreement (TST). Note 31

	(i)(1)	Amendment No. 1 to Participation Agreement (TST). Note 32

	(i)(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 34

	(i)(3)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 37

	(i)(4)	Amendment No. 2 to Participation Agreement (TST). Note 38

	(i)(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 39

	(i)(6)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 40

	(i)(7)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 41

	(i)(8)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 41

	(i)(9)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 41

	(i)(10)	Amended Schedule A to Participation Agreement dated December 16, 2016 (TST). Note 42

	(i)(11)	Amended Schedule A to Participation Agreement dated May 1, 2017 (TST). Note 44

	(i)(12)	Amended Schedule A to Participation Agreement dated September 29, 2017 (TST). Note 45

	(i)(13)	Amended Schedule A to Participation Agreement dated May 1, 2018 (TST). Note 46

	(i)(14)	Amended Schedule A to Participation Agreement dated November 1, 2018 (TST). Note 46

(9)		Opinion and Consent of Counsel. Note 49

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 49

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney. (Blake S. Bostwick, Eric J. Martin, Mark W. Mullin, Jay Orlandi, David Schulz, C. Michiel van Katwijk) Note 48

Note 1.	Incorporated herein by reference to Initial Filing of Form N-4 Registration Statement (File No. 333-185573) filed on December 20, 2012.

Note 2.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-83957) filed on July 29, 1999.

Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333- 83957) filed on April 27, 2001.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33- 33085) filed on October 2, 2001.

Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333- 83957) filed on December 30, 2002.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33- 33085) filed on October 15, 2002.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 333- 83957) filed on April 27, 2005.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 39 to Form N-4 Registration Statement (File No. 33- 33085) filed on December 12, 2005.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 333- 83957) filed on September 21, 2007.

Note 10.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-131987) filed on February 22, 2006.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-131987) filed on August 14, 2008.

Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 333-83957) filed on April 30, 2009.

Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-142762) filed on August 31, 2009.

Note 14.	Incorporated herein by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 333-83957) filed on August 6, 2010.

Note 15.	Incorporated herein by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 333-83957) filed on April 29, 2003.

Note 16.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.

Note 17.	Incorporated herein by reference to Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) dated January 7, 2005.

Note 18.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 333-83957) filed on February 15, 2011.

Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) filed on July 16, 1998.

Note 20.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-98891) on April 29, 2003.

Note 21.	Incorporated herein by reference to Post-Effective Amendment No. 52 to Form N-4 Registration Statement (File No. 033-33085) filed on October 7, 2011.

Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) filed on April 28, 2000.

Note 23.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-7509) filed on January 18, 2002.

Note 24.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-125817) filed on August 29, 2005.

Note 25.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-125817) filed on October 7, 2011.

Note 26.	Incorporated herein by reference to Post-Effective Amendment No. 47 to Form N-4 Registration Statement (File No. 33-33085) filed on November 19, 2009.

Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 27 to Form N-4 Registration Statement (File No. 33-56908) filed on April 26, 2006.

Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 333-125817) filed on September 10, 2012.

Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 34 to Form N-4 Registration Statement (File No. 333-83957) filed on April 17, 2012.

Note 30.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-83957) filed on October 3, 2000.

Note 31.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-187910) filed on April 15, 2013.

Note 32.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.

Note 33.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-190757) filed on August 21, 2013.

Note 34.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333- 189435) filed on October 2, 2013.

Note 35.	Incorporated herein by reference to Post-Effective Amendment No. 61 to Form N-4 Registration Statement (File No. 33- 33085) filed on October 17, 2013.

Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333- 186031) filed on February 21, 2014.

Note 37.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333- 187910) filed on April 29, 2014.

Note 38.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 39.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333- 187910) filed on April 27, 2015.

Note 40.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186029) filed on October 13, 2015.

Note 41.	Incorporated herein by reference to Post-Effective Amendment No.4 to Form N-4 Registration Statement (File No. 333- 187910) filed on April 25, 2016.

Note 42.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-215598) filed on January 18, 2017.

Note 43.	Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-189435) filed on August 8, 2016.

Note 44.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333- 185573) filed on April 24, 2017.

Note 45.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333- 185573) filed on April 30, 2018.

Note 46.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333- 185573) filed on April 25, 2019.

Note 47.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-187910) filed on April 26, 2019.

Note 48.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-236182) filed on January 31, 2020.

Note 49.	Filed herewith.

Item 25.	Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Blake S. Bostwick 1801 California St. Suite 5200 Denver, CO 80202	Director and President

Fred Gingerich 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499-0001	Controller and Vice President

Mark W. Mullin 100 Light Street Baltimore, MD 21202	Director and Chairman of the Board

Jay Orlandi 100 Light Street Baltimore, MD 21202	Director, Chief Legal and Administrative Officer, Executive Vice President, Secretary and Special Counsel

David Schulz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer and Senior Vice President

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Chief Financial Officer and Treasurer

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
As of December 31, 2019, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Members: AHDF Manager I, LLC (0.01%), Mangaging Member; Transamerica Life Insurance Company (5%); non-AEGON affiliates: Dominium Taxable Fund I, LLC (94.99%)	Affordable housing loans
AEGON AM Funds, LLC	Delaware	AEGON USA Investment Management, LLC is the Manager; equity will be owned by clients/Investors of AEGON USA Investment Management, LLC	To serve as a fund for a client and offer flexilbility to accommodate other similarly situated clients.
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
Aegon Community Investments 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)

Investments
Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 52, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 53, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 54, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 55, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 56, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 57, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 58, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 59, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 60, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 61, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 62, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, LLC	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Energy Management, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
Aegon LIHTC Fund 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.01%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-affiliate of AEGON, Citibank, N.A. (48.9950%)

Investments
Aegon LIHTC Fund 51, LLC	Delaware	Members: Aegon Community Investments 51, LLC (.01%) as Managing Member; non-affiliate of AEGON, Citibank, N.A. (99.99%)	Investments
Aegon LIHTC Fund 52, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (10.18%); Transamerica Life Insurance Company (1%); Managing Member - Aegon Community Investments 52, LLC (0.01%); non-affiliates of AEGON, Citibank, N.A. (49%); California Bank & Trust (5.21%); Pacific West Bank (7.58%); Ally Bank (11.35%); US Bank (7.58%); Bank of the West (7.46%)

Investments
Aegon LIHTC Fund 54, LLC	Delaware	Sole Member: Aegon Community Investments 54, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 55, LLC	Delaware

Members: Managing Member - Aegon Community Investments 55, LLC (.01%); Transamerica Premier Life Insurance Company (2.82%); non-affiliates of AEGON, Bank of Hope (14.26%); CMFG Life Insurance Company (9.72%); Citibank, N.A. (21.69%); ZB National Association (1.81%); Ally Bank (8.21%); U.S. Bancorp Community Development Corporation (22.10%); Lake City Bank (1.47%); The Guardian Life Insurance Company of America (10.45%); Minnesota Life Insurance Company (7.46%)

Investments
Aegon LIHTC Fund 57, LLC	Delaware	Members: Managing Member - Aegon Community Investments 57, LLC (.01%); non-affiliate of AEGON, Bank of America, N.A. as Investor Member (99.99%)	Investments
Aegon LIHTC Fund 58, LLC	Delaware

Members: Managing Member - Aegon Community Investments 58, LLC (0.01%); Transamerica Premier Life Insurance Company (12%); non-affiliates of AEGON, Allstate Insurance Company (12%); Allstate Life Insurance Company (12%); Ally Bank (17%); CMFG Life Insurance Company (8.05%); Santander Bank, N.A. (22.25%); U.S. Bancorp Community Development Corporation (19.47%); Zions Bancorporation, N.A. (6.35%)

Investments
Aegon LIHTC Fund 60, LLC	Delaware	Sole Member: Aegon Community Investments 60, LLC	Investments
Aegon LIHTC Fund 61, LLC	Delaware	Sole Member: Aegon Community Investments 61, LLC	Investments
Aegon LIHTC Fund 62, LLC	Delaware	Sole Member: Aegon Community Investments 62, LLC	Investments
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (62.2165%) ; Transamerica Premier Life Insurance Company (37.7835%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
Aegon Market Neutral Income Fund, LLC	Delaware	AEGON USA Investment Management, LLC is the sole Member until the first Investor buys in, then the entity will be managed by a 3-Member Board of Managers.	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Multi-Family Equity Fund, LLC	Delaware

Members: Transamerica Life Insurance Company (63%); Transamerica Financial Life Insurance Company (20%); Transamerica Premier Life Insurance Company (17%); Non-Member Manager - AMFETF Manager, LLC (0%)

Investments
Aegon Opportunity Zone Fund Joint Venture 1, LLC	Delaware	Sole Member: Aegon OZF Investments 1, LLC	Investments
Aegon Opportunity Zone Fund 2, L.P.	Delaware	Limited Partner: AEGON USA Realty Advisors, LLC (100%) General Partner: Aegon OZF Investments 2, LLC (0%)	Investments
Aegon OZF Investments 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
Aegon OZF Investments 2, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
Aegon Upstream Energy Fund, LLC	Delaware	Sole Member: AEGON Energy Management, LLC	Investments
AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
Aegon Workforce Housing Boynton Place REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third-party Investor
Aegon Workforce Housing Fund 2 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2, LP	Holding company
Aegon Workforce Housing Fund 2, LP	Delaware

General Partner is AWHF2 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (63%), Transamerica Financial Life Insurance Company (20%) and Transamerica Premier Life Insurance Company (17%)

Investments
Aegon Workforce Housing Fund 3 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 3, LP	Holding company
Aegon Workforce Housing Fund 3, LP	Delaware

General Partner is AWHF3 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (63%), Transamerica Financial Life Insurance Company (20%) and Transamerica Premier Life Insurance Company (17%)

Investments
Aegon Workforce Housing Park at Via Rosa REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third-party Investor
Aegon Workforce Housing Separate Account 1, LLC	Delaware	Undecided as of 11/1/19	Multifamily private equity structure with third-party Investor

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate
AMFETF Manager, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% Member; Cupples State LIHTC Investors, LLC - 1% Member; TAH Pentagon Funds, LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing
AUIM Credit Opportunities Fund, LLC	Delaware	Members: AEGON USA Invesmtent Management, LLC (98.36%); non-affiliate of AEGON (1.64%)	Investment vehicle
AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AWHF2 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHF3 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHSA Manager 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Multifamily private equity structure with third-party Investor
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- Barfield, LLC (50%)	Investments
Bay State Community Investments I, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate
FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	Sole Member: FGH USA LLC	Real estate
FGP West Street LLC	Delaware	Sole Member: FGP West Mezzanine LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Management services
First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset Manager: non-affiliate of AEGON, Solar TC Corp. (100%) Investor Member	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Transamerica Life Insurance Company (.01%); non-affiliate of AEGON, Aegon Community Investments III, (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIV, LLC	Delaware	Members: 0.01% Garnet Community Investments, LLC (0.01%); Wells Fargo Bank, N.A. (49.995%); and Goldenrod Asset Management, Inc.(49.995%), both non-AEGON affiliates	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	Sole Member: Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non- affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Members: Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: Garnet Community Investments XXXIV, LLC (99.99%) and Transamerica Premier Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as Managing Member; JPM Capital Corporation, a non-AEGON affiliate (99%) as Investor Member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-Member Manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC a Managing Member (1%); non-AEGON affiliate, FNBC Leasing Corporation as Investor Member (99%)	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC (.01%); non-AEGON affiliate, Partner Reinsurance Company of the U.S. (99.99%)	Investments
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% Managing Member); non-AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) Managing Member; non-affiliates of AEGON: Community Trust Bank (83.33%) Investor Member; Metropolitan Bank (16.66%) Investor Member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) Managing Member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) Investor Member	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLVII, LLC	Delaware

Members: Garnet Community Investments XLVII, LLC (1%) Managing Member; Transamerica Premier Life Insurance Company (14%) Investor Member; non-affiliate of AEGON: Citibank, N.A. (49%) Investor Member; New York Life Insurance Company (20.5%) Investor Member and New York Life Insurance and Annuity Corporation (15.5%) Investor Member

Investments
Garnet LIHTC Fund XLVIII, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (75.18%) and Garnet Community Investments XXXLVIII, LLC (.01%); non-affiliates of AEGON: U.S. Bancorp Community Development Corporation (21.04%), American Republic Insurance Company (2.84%), Bank of Hope (.93%)

Investments
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% Investor limited partner); Transamerica Affordable Housing, Inc. (non-owner special limited partner); non- affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); TAH Imani Fe GP, LLC (.0033% co-general partner); Grant Housing and Economic Development Corporation (.0033% Managing general partner)

Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Investors Warranty of America, LLC	Iowa	Sole Member: RCC North America LLC	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
LCS Associates, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund 53, LLC	Delaware	Non-Member Manager, AEGON Community Investments 53, LLC (0%); non-affiliates of AEGON: Bank of America, National Association (98%); MUFG Union Bank, N.A. (2%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
LIHTC Fund 56, LLC	Delaware	Members: Managing Member - Aegon Community Investments 56, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (90%) and MUFG Union Bank, N.A. (10%)	Investments
LIHTC Fund 59, LLC	Delaware	Members: Non-Member Manager Aegon Community Investments 59, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (99.99%); Dominium Taxable Fund II, LLC (0.01%)	Investments
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	Sole Member: RCC North America LLC	Investments
MLIC Re I, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding, LLC

Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer-related software and hardware services, including procurement and contract services to some or all of the Members of the AEGON Group in the United States and Canada.

Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
Natural Resources Alternatives Portfolio I, LLC	Delaware

Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%); Managing Member: AEGON USA Realty Advisors, LLC

Investment vehicle - to invest in Natural Resources
Natural Resources Alternatives Portfolio II, LLC	Delaware	Members: Transamerica Premier Life Insurance Company (60%); Transamerica Life Insurance Company (35%); Transamerica Financial Life Insurance Company (5%)	Investment vehicle
Natural Resources Alternatives Portfolio 3, LLC	Delaware	Members: Transamerica Life Insurance Company (55%); Transamerica Premier Life Insurance Company (35%); Transamerica Financial Life Insurance Company (10%)	Investment vehicle

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Nomagon Title Grandparent, LLC	Delaware	Sole member is AEGON USA Asset Management Holding, LLC; AEGON USA Realty Advisors, LLC is the non- member manager of this entity	Investment vehicle
Nomagon Title Holding 1, LLC	Delaware	Sole member is Nomagon Title Parent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Nomagon Title Parent, LLC	Delaware	Sole member is Nomagon Title Grandparent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- MITBK, LLC (50%)	Investmetns
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Marketing non-insurance products
Pine Falls Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Placer 400 Investors, LLC	California	Members: RCC North Amerivca LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: RCC North America LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (74.4% ); Transamerica Premier Life Insurance Company (25.6%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (53.6%).	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Onno van Klinken, Mark W. Mullin, Jay Orlandi and Alexander R. Wynaendts	Delaware	100% AEGON International B.V.	Voting Trust

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
THH Acquisitions, LLC	Iowa	Sole Member - Transamerica Life Insurance Company	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: RCC North America LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Iowa	100% Transamerica Corporation	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Redwood Park, LLC	Delaware	Sole Member - Transamerica Corporation	Hold property interests in Redwood Park in California
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator
US PENG, INC.	Delaware	Sole Member: AEGON Levensverzekering N.V.	Energy investment strategy
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (33.06%); Transamerica Premier Life Insurance Company (36.40%); Transamerica Financial Life Insurance Company (18.13%); Transamerica Pacific Insurance Company, Ltd. (12.41%). Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 27.	Number of Contract Owners

As of February 29, 2020, there were 12,151 Owners of the Policies for ExtraSM Variable Annuity: and 50 Owners of the Policies for the Members® ExtraSM Variable Annuity.

Item 28.	Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, Transamerica Variable Funds, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer

Joe Boan	(1)	Director, Chairman of the Board, Chief Executive Officer and Vice President

Doug Hellerman	(3)	Chief Compliance Officer and Vice President

Gregory E. Miller-Breetz	(1)	Secretary

Alison Ryan	(3)	Assistant Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$ 8,977,713	0	0	0

(1)	Fiscal Year 2019

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)

Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)

Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)

Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)

Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Denver and State of Colorado, on this 29th day of April, 2020.

SEPARATE ACCOUNT VA B
Registrant

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Blake S. Bostwick
Director and President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

	*	Director and President	April 29, 2020
Blake S. Bostwick

	*	Controller and Vice President	April 29, 2020
Fred Gingerich

	*	Director and Chairman of	April 29, 2020
Mark W. Mullin		the Board

	*	Director, Chief Legal and	April 29, 2020
Jay Orlandi		Administrative Officer, Executive Vice President, Secretary and Special Counsel

	*	Director, Chief Tax Officer	April 29, 2020
David Schulz		and Senior Vice President

	*	Director, Chief Financial	April 29, 2020
C. Michiel van Katwijk		Officer, Executive Vice President and Treasurer

/s/ Brian Stallworth		Assistant Secretary	April 29, 2020
Brian Stallworth

*By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.